UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 002-75059
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 64	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 852	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2020

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2020 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America® IV Annuity
Individual Flexible Purchase Payment Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2020.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2020), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 44. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	American Funds Insurance Series® - Growth Fund: Class 1
•	American Funds Insurance Series® - High-Income Bond Fund: Class 1
•	American Funds Insurance Series® - U.S. Government/AAA-Rated Securities Fund: Class 1
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III

•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	BNY Mellon Variable Investment Fund: Growth and Income Portfolio: Initial Shares
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Invesco - Invesco V.I. American Franchise Fund: Series II Shares
•	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
•	Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I
•	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I
•	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II
•	Invesco Oppenheimer V.I. Global Fund: Series I
•	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I
•	Invesco Oppenheimer V.I. International Growth Fund: Series II
•	Invesco Oppenheimer V.I. Main Street Fund: Series I
•	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I
•	Invesco Oppenheimer V.I. Total Return Bond Fund: Series I
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II

•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
•	Neuberger Berman Advisers Management Trust - Mid Cap Growth Portfolio: Class S
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class

•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class
•	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.

Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Table of Contents (continued)

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Maximum Annual Contract Maintenance Charge	$30 [5]
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)[6]
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.05%
Total Variable Account Annual Expenses	1.30%

[1]	Range of CDSC over time:
Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of each purchase payment made to an IRA issued on or after March 1, 1993; or
•	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
Starting with the second Contract Year after a purchase payment has been made, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of each purchase payment; or
•	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
For contracts issued prior to December 15, 1988 the CDSC is 5% (as a percentage of the lesser of purchase payments or amounts surrendered).
The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or contracts issued to fund Qualified Plans.
[2]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities or contracts issued to fund Qualified Plans. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.

[5]	The Contract Maintenance Charge is deducted annually from all contracts on each Contract Anniversary and upon a full surrender of the contract.
[6]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account. They are charged on a daily basis at the annualized rate noted above.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2019, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.27%	6.31%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average account size; and
•	the total Variable Account charges associated with the contract (1.30%).

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (6.31%)	$1,431	$2,810	$4,087	$7,173	*	$2,410	$3,887	$7,173	$831	$2,410	$3,887	$7,173
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$ 796	$1,007	$1,243	$2,255	*	$ 607	$1,043	$2,255	$196	$ 607	$1,043	$2,255
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Purchase Payment Deferred Variable Annuity Contracts.

The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For Non-Qualified Contracts, the minimum initial purchase payment is $1,500. For all other contract types, there is no minimum initial purchase payment.The minimum subsequent purchase payment is $10.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s) or the Annuitant. If upon notification of death of the Contract Owner(s) or the Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.

Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.05% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
Nationwide deducts an annual Contract Maintenance Charge as shown in the following table:
Annual Charge Amount	Type of Contract
$30	-IRAs -Non-Qualified Contracts -Qualified contracts issued pursuant to Section 401 plan prior to January 14, 1991[1] -Roth IRAs -Tax Sheltered Annuities issued prior to December 17, 1990
$12	-Tax Sheltered Annuities issued on or after December 17, 1990 and before August 1, 1994[2]
$0-$30 [3]	-Qualified contracts issued on or after January 14, 1991 and before August 1, 1994
$0-$12 [4]	-Qualified contracts issued on or after August 1, 1994 -SEP IRAs -Tax Sheltered Annuities issued on or after August 1, 1994
[1]	Qualified contracts issued on or after January 1, 1991 pursuant to a plan funded by contracts issued prior to January 1, 1991, will have a Contract Maintenance Charge of $30.00.
[2]	This charge may be lowered to reflect savings in administration of the contracts.
[3]	Variances based on internal underwriting guidelines can result in a reduction of charges in incremental amounts of $5.00. Underwriting considerations include: size of the group; average participant account balance transferred to Nationwide; and administrative savings.
[4]	The amount of the charge is determined based on Nationwide’s underwriting guidelines.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
For contracts issued on or after December 15, 1988, the CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
For contracts issued prior to December 15, 1988, the CDSC will not exceed the lesser of:
(1)	5% of the amount withdrawn; or
(2)	5% of the total of all purchase payments made within eight years of the withdrawal date.

Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
The contract contains a standard death benefit (the greater of (i) Contract Value or (ii) net purchase payments) at no additional charge.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges. Refer to Appendix B: Condensed Financial Information for Accumulation Unit value information.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Nationwide reserves the right to refuse transfers to the Fixed Account if the Fixed Account is (or would be after the transfer) equal to or greater than 25% of the Contract Value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021

•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, free look rights, annuity payment options, ownership and interests in the contract, assignment, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretations thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2019, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.05% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
Nationwide deducts an annual Contract Maintenance Charge as shown in the following table:
Annual Charge Amount	Type of Contract
$30	-IRAs -Non-Qualified Contracts -Qualified contracts issued pursuant to Section 401 plan prior to January 14, 1991[1] -Roth IRAs -Tax Sheltered Annuities issued prior to December 17, 1990
$12	-Tax Sheltered Annuities issued on or after December 17, 1990 and before August 1, 1994[2]
$0-$30 [3]	-Qualified contracts issued on or after January 14, 1991 and before August 1, 1994
$0-$12 [4]	-Qualified contracts issued on or after August 1, 1994 -SEP IRAs -Tax Sheltered Annuities issued on or after August 1, 1994
[1]	Qualified contracts issued on or after January 1, 1991 pursuant to a plan funded by contracts issued prior to January 1, 1991, will have a Contract Maintenance Charge of $30.00.

[2]	This charge may be lowered to reflect savings in administration of the contracts.
[3]	Variances based on internal underwriting guidelines can result in a reduction of charges in incremental amounts of $5.00. Underwriting considerations include: size of the group; average participant account balance transferred to Nationwide; and administrative savings.
[4]	The amount of the charge is determined based on Nationwide’s underwriting guidelines.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account and the Fixed Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
For contracts issued on or after December 15, 1988, the CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
For contracts issued prior to December 15, 1988, the CDSC will not exceed the lesser of:
(1)	5% of the amount withdrawn; or
(2)	5% of the total of all purchase payments made within eight years of the withdrawal date.
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Waiver of Contingent Deferred Sales Charge
For contracts issued on or after December 15, 1998, each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
(1)	up to 10% of each purchase payment under Individual Retirement Annuities issued on or after March 1, 1993; or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
Starting with the second Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
(1)	10% of each purchase payment; or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
For contracts issued before December 15, 1998, after the first year from the date of each purchase payment, the Contract Owner may withdraw without a CDSC up to 5% of that purchase payment for each year it has remained on deposit (less the amount of such purchase payment previously withdrawn free of charge) without a CDSC.

Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven years.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
For Tax Sheltered Annuities issued on or after December 17, 1990, Qualified Contracts sold in conjunction with Section 401 (of the Internal Revenue Code) cases sold on or after January 14, 1991, and SEP IRAs sold on or after January 14, 1991, Nationwide will waive the CDSC when:
•	the plan participant experiences a case of hardship (as provided in Internal Revenue Code Section 403(b) and as defined for purposes of Internal Revenue Code Section 401(k));
•	the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));
•	the plan participant attains age 59½ and has participated in the contract for at least five years, as determined from the Contract Anniversary immediately preceding the distribution;
•	the plan participant has participated in the contract for at least 15 years as determined from the Contract Anniversary immediately preceding the distribution;
•	the plan participant dies; or
•	the contract is annuitized after two years from the inception of the contract.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	contingent annuitant;

•	joint annuitant (subject to Nationwide's underwriting and approval);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.30% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.

U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
Normally, Nationwide will not restrict transfers from the Sub-Accounts to the Fixed Account; however, Nationwide may establish a maximum transfer limit from the Variable Account to the Fixed Account. Nationwide reserves the right to refuse transfers to the Fixed Account if the Fixed Account value is (or would be after the transfer) equal to or greater than 25% of the Contract Value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.

Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:

(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	a Contract Maintenance Charge
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Qualified Contract or Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
Withdrawal provisions may be modified pursuant to the plan terms and tax provisions of the Internal Revenue Code when a contract is issued to fund a qualified plan.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Contract provisions may be modified pursuant to plan terms when the contract is issued to fund a qualified plan.
Loan Privilege
The loan privilege is only available to owners of Qualified Contracts and Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time. Following is an example of how principal and collateral interest, and finance interest accrue over time after a total default of a $50,000 loan.
After default, the first time interest is calculated:

1A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;

6.25%	x	$50,000	=	$3,125
(total interest rate)		(outstanding principal)		($2,000 =collateral interest $1,125 = finance interest)
1B.	The amount from 1A representing collateral interest is added to the outstanding principal;

$2,000	+	$50,000	=	$52,000
(collateral interest)		(outstanding principal)		(outstanding principal and collateral interest)
1C.	The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and

$1,125
(outstanding finance interest)
1D.	The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.

$52,000	+	$1,125	=	$53,125
(outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
Thereafter, when interest is calculated:
2A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;

6.25%	x	$52,000	=	$3,250
(total interest rate)		(1A outstanding principal and collateral interest)		($2,080 = collateral interest $1,170 = finance interest)
2B.	The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;

$2,080	+	$52,000	=	$54,080
(collateral interest)		(1A outstanding principal and collateral interest)		(outstanding principal and collateral interest)
2C.	The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest ;

6.25%	x	$1,125	=	$70.31
(total interest rate)		(outstanding finance interest)		(finance interest)

$70.31	+	$1,125	=	$1,195.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)

2D.	The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;

$1,170	+	$1,195.31	=	$2,365.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2E.	The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.

$54,080	+	$2,365.31	=	$56,445.31
(total outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal	$50,000
Outstanding Collateral Interest	$ 40,047
Outstanding Finance Interest	$34,091
Total Outstanding Principal and Interest	$124,138
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a qualified plan or Tax Sheltered Annuity. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.

Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.

Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge).
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the Annuitant becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
For contracts issued on or after May 1, 1998 (or a later date if required by state law):
•	If the Annuitant dies prior to his or her 75th birthday and before the Annuitization Date, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
•	If the Annuitant dies on or after his or her 75th birthday and prior to the Annuitization Date, the death benefit will equal the Contract Value.
For contracts issued before May 1, 1998 (or before state approval of the death benefit calculation described previously):
•	If the Annuitant dies prior to his or her 75th birthday and before the Annuitization Date, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less any amounts withdrawn.
•	If the Annuitant dies on or after his or her 75th birthday and prior to the Annuitization Date, the death benefit will equal the Contract Value.
If the Annuitant dies after the Annuitization Date, payment will be determined according to the selected annuity payment option.

Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 75. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 75th birthday (or the 75th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.

Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.

The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.30% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $500, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.

Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered

Underwriters
Advertising
Annuity Payments
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 002-75059

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - Growth Fund: Class 1
This underlying mutual fund is only available in contracts issued on or after May 1, 1987 and before September 1, 1989
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide growth of capital.
American Funds Insurance Series® - High-Income Bond Fund: Class 1
This underlying mutual fund is only available in contracts issued on or after May 1, 1987 and before September 1, 1989
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's primary investment objective is to provide a high level of current income. Its secondary investment objective is capital appreciation.
American Funds Insurance Series® - U.S. Government/AAA-Rated Securities Fund: Class 1
This underlying mutual fund is only available in contracts issued on or after May 1, 1987 and before September 1, 1989
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide a high level of current income consistent with preservation of capital.
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).

BNY Mellon Stock Index Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The fund seeks long-term capital appreciation.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
BNY Mellon Variable Investment Fund: Growth and Income Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk.
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (formerly, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High total return.
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds - Multi-Hedge Strategies
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.

Invesco - Invesco V.I. American Franchise Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2020
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. Global Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco Oppenheimer V.I. International Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.

Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (formerly, Janus Henderson VIT Flexible Bond Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (formerly, Janus Henderson VIT Forty Portfolio: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (formerly, Janus Henderson VIT Global Technology Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (formerly, Janus Henderson VIT Overseas Portfolio: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (formerly, Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return.
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (formerly, Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - Mid Cap Growth Portfolio: Class S
This underlying mutual fund is only available in contracts for which good order applications were received before November 6, 2015
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (formerly, VanEck VIP Trust - VanEck VIP Unconstrained Emerging Markets Bond Fund: Initial Class)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks high total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts as of December 31, 2019. The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2019; therefore, no Condensed Financial Information is available:
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.832901	13.459055	13.74%	2,072
2018	12.940400	11.832901	-8.56%	2,345
2017	11.467817	12.940400	12.84%	1,672
2016	11.240100	11.467817	2.03%	1,052
2015	11.538145	11.240100	-2.58%	647
2014	11.218186	11.538145	2.85%	853
2013	10.154217	11.218186	10.48%	9,338
2012*	10.000000	10.154217	1.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.658845	8.828448	15.27%	1,624
2018*	10.000000	7.658845	-23.41%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	36.603682	43.318100	18.34%	37,208
2018	43.785793	36.603682	-16.40%	42,604
2017	39.309596	43.785793	11.39%	52,228
2016	31.913697	39.309596	23.17%	58,788
2015	34.286334	31.913697	-6.92%	54,470
2014	31.885431	34.286334	7.53%	69,135
2013	23.471632	31.885431	35.85%	87,476
2012	20.073992	23.471632	16.93%	77,019
2011	22.256871	20.073992	-9.81%	82,543
2010	17.813327	22.256871	24.95%	123,341
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	13.585275	14.602374	7.49%	334,216
2018	14.164466	13.585275	-4.09%	376,696
2017	13.842269	14.164466	2.33%	436,047
2016	13.434656	13.842269	3.03%	546,642
2015	13.956063	13.434656	-3.74%	656,168
2014	13.688194	13.956063	1.96%	849,999
2013	15.153413	13.688194	-9.67%	1,039,323
2012	14.297491	15.153413	5.99%	1,421,895
2011	12.962797	14.297491	10.30%	1,522,725
2010	12.493924	12.962797	3.75%	1,279,914

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I - Q/NQ
2019	37.899300	44.832663	18.29%	457,259
2018	39.930586	37.899300	-5.09%	511,471
2017	35.514791	39.930586	12.43%	557,648
2016	33.629401	35.514791	5.61%	622,048
2015	34.972438	33.629401	-3.84%	686,896
2014	32.254821	34.972438	8.43%	764,095
2013	27.829734	32.254821	15.90%	811,040
2012	25.220733	27.829734	10.34%	907,160
2011	24.258647	25.220733	3.97%	942,468
2010	22.016224	24.258647	10.19%	1,086,289
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	22.270214	27.244976	22.34%	369,832
2018	24.229149	22.270214	-8.09%	440,205
2017	20.373549	24.229149	18.92%	461,400
2016	18.188654	20.373549	12.01%	522,792
2015	19.525698	18.188654	-6.85%	596,432
2014	17.584229	19.525698	11.04%	694,637
2013	13.117034	17.584229	34.06%	754,308
2012	11.582439	13.117034	13.25%	804,923
2011	11.380501	11.582439	1.77%	914,257
2010	10.101289	11.380501	12.66%	986,954
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	22.328635	28.462633	27.47%	254,268
2018	25.956113	22.328635	-13.98%	304,505
2017	23.543744	25.956113	10.25%	363,937
2016	19.415521	23.543744	21.26%	392,893
2015	19.957197	19.415521	-2.71%	288,712
2014	17.367728	19.957197	14.91%	370,017
2013	13.523682	17.367728	28.42%	438,764
2012	11.778949	13.523682	14.81%	410,899
2011	12.017122	11.778949	-1.98%	448,993
2010	10.209581	12.017122	17.70%	396,631
American Funds Insurance Series® - Growth Fund: Class 1 - Q/NQ
2019	169.218491	218.977775	29.41%	49,615
2018	171.481088	169.218491	-1.32%	54,721
2017	135.068768	171.481088	26.96%	62,814
2016	124.672469	135.068768	8.34%	82,124
2015	117.921359	124.672469	5.73%	92,503
2014	109.824486	117.921359	7.37%	106,861
2013	85.305954	109.824486	28.74%	112,638
2012	73.130053	85.305954	16.65%	125,616
2011	77.225205	73.130053	-5.30%	133,488
2010	65.745373	77.225205	17.46%	142,179

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - High-Income Bond Fund: Class 1 - Q/NQ
2019	62.348426	69.444174	11.38%	7,182
2018	64.559769	62.348426	-3.43%	6,474
2017	60.985254	64.559769	5.86%	11,741
2016	52.436396	60.985254	16.30%	13,960
2015	57.091822	52.436396	-8.15%	13,269
2014	57.382936	57.091822	-0.51%	21,295
2013	54.388597	57.382936	5.51%	24,207
2012	48.380458	54.388597	12.42%	35,854
2011	47.972055	48.380458	0.85%	37,304
2010	42.123258	47.972055	13.88%	37,078
American Funds Insurance Series® - U.S. Government/AAA-Rated Securities Fund: Class 1 - Q/NQ
2019	35.942157	37.495346	4.32%	16,091
2018	36.090680	35.942157	-0.41%	17,972
2017	35.907853	36.090680	0.51%	18,957
2016	35.863050	35.907853	0.12%	19,599
2015	35.646753	35.863050	0.61%	21,051
2014	34.318672	35.646753	3.87%	25,113
2013	35.799158	34.318672	-4.14%	26,433
2012	35.485261	35.799158	0.88%	30,588
2011	33.333174	35.485261	6.46%	34,457
2010	31.878158	33.333174	4.56%	36,578
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.400441	11.790902	13.37%	121,728
2018	10.851641	10.400441	-4.16%	65,896
2017	10.267397	10.851641	5.69%	50,760
2016	9.220316	10.267397	11.36%	68,872
2015*	10.000000	9.220316	-7.80%	8,857
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.887506	10.651639	7.73%	60,052
2018	10.091257	9.887506	-2.02%	40,740
2017	9.906199	10.091257	1.87%	39,011
2016	9.795436	9.906199	1.13%	55,503
2015*	10.000000	9.795436	-2.05%	34,744
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.755348	14.788698	25.80%	125,785
2018	12.865168	11.755348	-8.63%	101,383
2017	11.189017	12.865168	14.98%	85,281
2016	9.767409	11.189017	14.55%	82,752
2015*	10.000000	9.767409	-2.33%	14,006

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.719984	18.270493	16.22%	359,639
2018	17.234356	15.719984	-8.79%	464,214
2017	15.355712	17.234356	12.23%	516,071
2016	14.987145	15.355712	2.46%	632,592
2015	15.338093	14.987145	-2.29%	769,901
2014	15.245537	15.338093	0.61%	785,235
2013	13.500145	15.245537	12.93%	868,203
2012	12.438632	13.500145	8.53%	855,786
2011	13.078195	12.438632	-4.89%	933,159
2010	12.072012	13.078195	8.33%	642,215
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.256946	13.316638	18.30%	22,619
2018	13.528043	11.256946	-16.79%	34,510
2017	11.913823	13.528043	13.55%	58,697
2016	10.477534	11.913823	13.71%	50,087
2015	10.889543	10.477534	-3.78%	45,285
2014*	10.000000	10.889543	8.90%	27,713
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	29.695973	35.820481	20.62%	258,754
2018	33.056317	29.695973	-10.17%	301,500
2017	29.794920	33.056317	10.95%	312,251
2016	24.009353	29.794920	24.10%	355,605
2015	24.905780	24.009353	-3.60%	355,415
2014	24.004434	24.905780	3.75%	393,060
2013	17.283516	24.004434	38.89%	471,392
2012	15.129971	17.283516	14.23%	483,503
2011	15.243060	15.129971	-0.74%	566,833
2010	12.273737	15.243060	24.19%	645,238
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	59.841136	77.159977	28.94%	1,987,461
2018	63.580958	59.841136	-5.88%	2,254,976
2017	52.999981	63.580958	19.96%	2,527,329
2016	48.068731	52.999981	10.26%	2,828,702
2015	48.168573	48.068731	-0.21%	3,174,555
2014	43.026879	48.168573	11.95%	3,507,804
2013	33.018348	43.026879	30.31%	3,891,480
2012	28.905195	33.018348	14.23%	4,345,651
2011	28.745380	28.905195	0.56%	4,942,709
2010	25.360665	28.745380	13.35%	5,789,028

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	45.068146	59.765849	32.61%	510,814
2018	47.767823	45.068146	-5.65%	565,154
2017	41.960974	47.767823	13.84%	627,503
2016	38.516650	41.960974	8.94%	719,151
2015	40.311831	38.516650	-4.45%	813,018
2014	35.999819	40.311831	11.98%	899,625
2013	27.149539	35.999819	32.60%	993,737
2012	24.566195	27.149539	10.52%	1,110,757
2011	24.666773	24.566195	-0.41%	1,245,432
2010	21.766568	24.666773	13.32%	1,435,947
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	27.381451	36.700719	34.03%	557,166
2018	29.785090	27.381451	-8.07%	624,070
2017	23.698746	29.785090	25.68%	658,071
2016	22.251294	23.698746	6.51%	749,870
2015	23.114961	22.251294	-3.74%	917,920
2014	21.666259	23.114961	6.69%	1,063,134
2013	18.126273	21.666259	19.53%	1,264,161
2012	16.630920	18.126273	8.99%	1,476,505
2011	15.456539	16.630920	7.60%	1,492,170
2010	13.579904	15.456539	13.82%	1,346,194
BNY Mellon Variable Investment Fund: Growth and Income Portfolio: Initial Shares - Q/NQ
2019	26.946434	34.284752	27.23%	307,830
2018	28.645485	26.946434	-5.93%	340,984
2017	24.243498	28.645485	18.16%	374,573
2016	22.322475	24.243498	8.61%	401,592
2015	22.263790	22.322475	0.26%	457,837
2014	20.492439	22.263790	8.64%	503,695
2013	15.178938	20.492439	35.01%	561,520
2012	13.025223	15.178938	16.53%	631,530
2011	13.575751	13.025223	-4.06%	695,739
2010	11.596645	13.575751	17.07%	806,560
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.671027	11.122430	15.01%	14,671
2018	10.207291	9.671027	-5.25%	1,663
2017*	10.000000	10.207291	2.07%	10,183
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.775453	17.365219	26.06%	95,270
2018	16.805473	13.775453	-18.03%	80,422
2017	15.234886	16.805473	10.31%	81,962
2016	11.774721	15.234886	29.39%	133,990
2015	12.754025	11.774721	-7.68%	28,813
2014	12.234599	12.754025	4.25%	28,922
2013*	10.000000	12.234599	22.35%	9,673

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.577537	11.179057	5.69%	143,069
2018	10.726834	10.577537	-1.39%	237,131
2017	10.506066	10.726834	2.10%	181,712
2016	9.770039	10.506066	7.53%	160,506
2015	9.997926	9.770039	-2.28%	93,213
2014	10.071973	9.997926	-0.74%	109,570
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	15.962066	17.242355	8.02%	192,454
2018	16.269941	15.962066	-1.89%	223,947
2017	15.844254	16.269941	2.69%	268,053
2016	15.461105	15.844254	2.48%	281,164
2015	15.702971	15.461105	-1.54%	317,004
2014	15.328375	15.702971	2.44%	379,264
2013	15.371185	15.328375	-0.28%	429,405
2012	14.194177	15.371185	8.29%	508,309
2011	14.061093	14.194177	0.95%	549,112
2010	13.129665	14.061093	7.09%	640,520
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.245047	10.513588	27.51%	39,556
2018*	10.000000	8.245047	-17.55%	8,496
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	15.338821	17.561607	14.49%	200,010
2018	16.207182	15.338821	-5.36%	200,151
2017	14.532157	16.207182	11.53%	211,999
2016	13.984976	14.532157	3.91%	237,312
2015	14.213505	13.984976	-1.61%	292,567
2014	13.800471	14.213505	2.99%	331,422
2013	12.330797	13.800471	11.92%	330,860
2012	11.186414	12.330797	10.23%	340,425
2011	11.365735	11.186414	-1.58%	329,714
2010	10.214361	11.365735	11.27%	355,685
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	15.464129	18.317083	18.45%	427,150
2018	16.665055	15.464129	-7.21%	521,466
2017	14.496261	16.665055	14.96%	519,709
2016	13.849789	14.496261	4.67%	614,385
2015	14.083822	13.849789	-1.66%	665,157
2014	13.633423	14.083822	3.30%	801,333
2013	11.912364	13.633423	14.45%	771,918
2012	10.663334	11.912364	11.71%	783,353
2011	10.926379	10.663334	-2.41%	833,308
2010	9.666584	10.926379	13.03%	801,078

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	16.012293	19.656267	22.76%	625,523
2018	17.613097	16.012293	-9.09%	635,512
2017	14.769696	17.613097	19.25%	693,389
2016	14.047762	14.769696	5.14%	627,811
2015	14.280761	14.047762	-1.63%	628,856
2014	13.798089	14.280761	3.50%	659,038
2013	11.506275	13.798089	19.92%	665,263
2012	10.095206	11.506275	13.98%	632,640
2011	10.511308	10.095206	-3.96%	626,372
2010	9.180780	10.511308	14.49%	586,200
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class - Q/NQ
2019	50.144229	58.524382	16.71%	1,269,272
2018	53.680415	50.144229	-6.59%	1,422,781
2017	47.662797	53.680415	12.63%	1,599,900
2016	46.850103	47.662797	1.73%	1,793,037
2015	47.399932	46.850103	-1.16%	2,018,281
2014	45.377410	47.399932	4.46%	2,263,010
2013	39.734117	45.377410	14.20%	2,551,875
2012	35.791256	39.734117	11.02%	2,876,760
2011	37.214521	35.791256	-3.82%	3,301,428
2010	32.997420	37.214521	12.78%	3,808,827
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.279427	13.817498	22.50%	308,747
2018	11.959964	11.279427	-5.69%	221,163
2017	10.435271	11.959964	14.61%	122,554
2016*	10.000000	10.435271	4.35%	84,606
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	33.063957	42.840489	29.57%	12,357
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	12.805935	13.881172	8.40%	222,234
2018	17.247402	12.805935	-25.75%	279,743
2017	17.972726	17.247402	-4.04%	319,261
2016	13.638889	17.972726	31.78%	425,068
2015	17.436911	13.638889	-21.78%	407,079
2014	20.252144	17.436911	-13.90%	511,245
2013	16.528028	20.252144	22.53%	545,060
2012	15.989239	16.528028	3.37%	647,148
2011	17.087917	15.989239	-6.43%	850,203
2010	14.529425	17.087917	17.61%	883,278

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class - Q/NQ
2019	85.559749	107.622839	25.79%	1,879,051
2018	94.532043	85.559749	-9.49%	2,091,670
2017	84.834551	94.532043	11.43%	2,352,848
2016	72.826935	84.834551	16.49%	2,665,423
2015	76.832232	72.826935	-5.21%	2,963,111
2014	71.601840	76.832232	7.30%	3,296,732
2013	56.610060	71.601840	26.48%	3,694,828
2012	48.894772	56.610060	15.78%	4,198,645
2011	49.060858	48.894772	-0.34%	4,784,975
2010	43.167037	49.060858	13.65%	5,535,464
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.617273	14.869486	27.99%	58,909
2018	12.962761	11.617273	-10.38%	54,876
2017	11.262174	12.962761	15.10%	58,215
2016*	10.000000	11.262174	12.62%	26,299
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class - Q/NQ
2019	147.626296	195.705086	32.57%	1,726,387
2018	149.834275	147.626296	-1.47%	1,919,907
2017	112.333826	149.834275	33.38%	2,109,643
2016	112.905341	112.333826	-0.51%	2,345,829
2015	106.734504	112.905341	5.78%	2,609,738
2014	97.163110	106.734504	9.85%	2,892,963
2013	72.205565	97.163110	34.56%	3,205,501
2012	63.788742	72.205565	13.19%	3,606,750
2011	64.496565	63.788742	-1.10%	4,165,348
2010	52.624285	64.496565	22.56%	4,708,036
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class - Q/NQ
2019	46.472842	52.797681	13.61%	471,070
2018	48.687840	46.472842	-4.55%	515,125
2017	46.128559	48.687840	5.55%	596,173
2016	40.777388	46.128559	13.12%	680,935
2015	42.869436	40.777388	-4.88%	747,069
2014	42.938026	42.869436	-0.16%	606,281
2013	41.061592	42.938026	4.57%	689,616
2012	36.421494	41.061592	12.74%	798,879
2011	35.470108	36.421494	2.68%	943,470
2010	31.572657	35.470108	12.34%	1,103,396

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	14.673078	15.869892	8.16%	637,926
2018	14.961998	14.673078	-1.93%	609,449
2017	14.553360	14.961998	2.81%	659,458
2016	14.092325	14.553360	3.27%	713,196
2015	14.379428	14.092325	-2.00%	794,478
2014	13.776139	14.379428	4.38%	872,638
2013	14.226412	13.776139	-3.17%	922,532
2012	13.628057	14.226412	4.39%	1,291,737
2011	12.878696	13.628057	5.82%	1,394,638
2010	12.117734	12.878696	6.28%	1,609,941
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	17.861900	21.745929	21.74%	573,532
2018	21.202505	17.861900	-15.76%	648,163
2017	17.796431	21.202505	19.14%	708,198
2016	16.082195	17.796431	10.66%	782,696
2015	16.542123	16.082195	-2.78%	975,046
2014	15.782099	16.542123	4.82%	1,135,118
2013	11.751865	15.782099	34.29%	1,354,032
2012	10.376435	11.751865	13.26%	1,548,885
2011	11.774747	10.376435	-11.88%	1,933,676
2010	9.269168	11.774747	27.03%	2,325,450
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class - Q/NQ
2019	32.068364	40.439850	26.11%	1,083,099
2018	38.141130	32.068364	-15.92%	1,192,707
2017	29.659451	38.141130	28.60%	1,309,346
2016	31.651498	29.659451	-6.29%	1,458,723
2015	30.946715	31.651498	2.28%	1,666,088
2014	34.109483	30.946715	-9.27%	1,224,287
2013	26.494415	34.109483	28.74%	1,386,662
2012	22.232842	26.494415	19.17%	1,563,077
2011	27.192753	22.232842	-18.24%	1,817,747
2010	24.356347	27.192753	11.65%	2,104,965
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	11.488735	13.941690	21.35%	41,206
2018	12.444203	11.488735	-7.68%	14,085
2017	12.149430	12.444203	2.43%	5,187
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	22.396765	29.685960	32.55%	106,733
2018	27.451018	22.396765	-18.41%	121,856
2017	23.329773	27.451018	17.67%	136,055
2016	21.589785	23.329773	8.06%	155,197
2015	22.563429	21.589785	-4.32%	180,100
2014	21.426666	22.563429	5.31%	207,944
2013	16.642052	21.426666	28.75%	265,503
2012	13.266379	16.642052	25.45%	307,907
2011	14.745505	13.266379	-10.03%	335,753
2010	11.814180	14.745505	24.81%	422,451

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.905547	15.267401	18.30%	63,709
2018	14.472957	12.905547	-10.83%	78,332
2017	13.094504	14.472957	10.53%	86,092
2016	11.721534	13.094504	11.71%	103,319
2015	12.662697	11.721534	-7.43%	110,605
2014	12.474214	12.662697	1.51%	137,396
2013	10.211201	12.474214	22.16%	141,767
2012	8.970568	10.211201	13.83%	89,938
2011	9.230806	8.970568	-2.82%	83,643
2010	8.482528	9.230806	8.82%	104,509
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	16.204471	18.562233	14.55%	429,133
2018	17.157566	16.204471	-5.55%	477,944
2017	15.849753	17.157566	8.25%	538,382
2016	14.083020	15.849753	12.55%	624,301
2015	15.351469	14.083020	-8.26%	715,608
2014	14.867410	15.351469	3.26%	902,161
2013	13.220142	14.867410	12.46%	937,944
2012	11.890259	13.220142	11.18%	955,244
2011	11.765995	11.890259	1.06%	964,247
2010	10.580086	11.765995	11.21%	1,024,568
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	34.131131	42.563431	24.71%	85,282
2018	39.694608	34.131131	-14.02%	98,870
2017	36.344606	39.694608	9.22%	114,270
2016	28.283730	36.344606	28.50%	146,519
2015	30.941984	28.283730	-8.59%	146,491
2014	31.171545	30.941984	-0.74%	187,746
2013	23.181387	31.171545	34.47%	222,685
2012	19.839372	23.181387	16.85%	249,799
2011	20.885506	19.839372	-5.01%	293,541
2010	16.502884	20.885506	26.56%	338,399
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.901970	12.382389	25.05%	113,795
2018	11.915195	9.901970	-16.90%	114,816
2017	8.597481	11.915195	38.59%	174,489
2016	7.416775	8.597481	15.92%	157,739
2015	9.346778	7.416775	-20.65%	147,462
2014*	10.000000	9.346778	-6.53%	200,172
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	19.762709	21.949662	11.07%	45,665
2018	23.681420	19.762709	-16.55%	46,884
2017	20.560290	23.681420	15.18%	54,132
2016	19.435786	20.560290	5.79%	64,216
2015	21.059109	19.435786	-7.71%	85,308
2014	24.009175	21.059109	-12.29%	102,849

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.522124	9.587527	0.69%	658,698
2018	9.464831	9.522124	0.61%	775,424
2017	9.407983	9.464831	0.60%	809,215
2016	9.259460	9.407983	1.60%	952,885
2015	9.803446	9.259460	-5.55%	1,127,759
2014	9.753776	9.803446	0.51%	1,350,864
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.863215	13.106638	10.48%	4,044
2018	12.565150	11.863215	-5.59%	3,784
2017	11.254538	12.565150	11.65%	4,690
2016	10.928357	11.254538	2.98%	3,314
2015	11.756183	10.928357	-7.04%	5,588
2014	11.458922	11.756183	2.59%	2,374
2013	10.222938	11.458922	12.09%	5,913
2012*	10.000000	10.222938	2.23%	920
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.405790	10.102498	7.41%	1,385
2018*	10.000000	9.405790	-5.94%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.689003	10.042458	3.65%	10,137
2018	10.342147	9.689003	-6.32%	9,945
2017	10.106621	10.342147	2.33%	9,439
2016	10.289133	10.106621	-1.77%	22,700
2015	10.235413	10.289133	0.52%	29,079
2014	9.908546	10.235413	3.30%	8,023
2013*	10.000000	9.908546	-0.91%	8,591
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	17.592581	23.688962	34.65%	19,092
2018	18.547158	17.592581	-5.15%	20,222
2017	14.792671	18.547158	25.38%	17,743
2016	14.690681	14.792671	0.69%	16,234
2015	14.209216	14.690681	3.39%	28,553
2014	13.309187	14.209216	6.76%	28,032
2013	9.645820	13.309187	37.98%	41,693
2012*	10.000000	9.645820	-3.54%	21,338
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.526111	16.692825	23.41%	1,805
2018	15.503650	13.526111	-12.76%	2,494
2017	13.699818	15.503650	13.17%	1,586
2016	12.265322	13.699818	11.70%	1,588
2015	12.982605	12.265322	-5.52%	1,288
2014	12.627093	12.982605	2.82%	1,311
2013	9.958708	12.627093	26.79%	1,227
2012*	10.000000	9.958708	-0.41%	686

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I - Q/NQ
2019	35.973063	41.724071	15.99%	389,872
2018	38.498391	35.973063	-6.56%	445,578
2017	35.701016	38.498391	7.84%	504,750
2016	34.362666	35.701016	3.89%	579,617
2015	34.528175	34.362666	-0.48%	633,035
2014	32.332424	34.528175	6.79%	688,711
2013	28.946187	32.332424	11.70%	784,416
2012	26.106676	28.946187	10.88%	915,878
2011	26.260701	26.106676	-0.59%	1,094,783
2010	23.563317	26.260701	11.45%	1,284,398
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	10.823922	14.888479	37.55%	675,558
2018	11.677633	10.823922	-7.31%	690,294
2017	9.186124	11.677633	27.12%	758,383
2016	9.094490	9.186124	1.01%	827,877
2015	8.643300	9.094490	5.22%	1,002,737
2014	8.278312	8.643300	4.41%	946,798
2013	6.167849	8.278312	34.22%	1,187,618
2012	5.366626	6.167849	14.93%	1,312,299
2011	5.378233	5.366626	-0.22%	1,581,619
2010	4.274903	5.378233	25.81%	1,537,784
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	66.970802	87.111879	30.07%	1,103,741
2018	78.159630	66.970802	-14.32%	1,237,764
2017	57.941501	78.159630	34.89%	1,369,884
2016	58.654524	57.941501	-1.22%	1,535,958
2015	57.172185	58.654524	2.59%	1,755,650
2014	56.627195	57.172185	0.96%	1,931,058
2013	45.066486	56.627195	25.65%	1,332,651
2012	37.654218	45.066486	19.69%	1,516,143
2011	41.597825	37.654218	-9.48%	1,764,095
2010	36.343141	41.597825	14.46%	2,065,615
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	10.200735	11.155853	9.36%	91,504
2018	10.811266	10.200735	-5.65%	88,523
2017	10.306770	10.811266	4.89%	105,466
2016	9.801797	10.306770	5.15%	112,352
2015	10.160577	9.801797	-3.53%	136,750
2014	10.010249	10.160577	1.50%	80,913
2013	10.155553	10.010249	-1.43%	77,999
2012*	10.000000	10.155553	1.56%	46,556

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.747710	11.047363	26.29%	55,460
2018	11.017781	8.747710	-20.60%	79,904
2017	8.827918	11.017781	24.81%	81,340
2016	9.193527	8.827918	-3.98%	67,549
2015	9.034020	9.193527	1.77%	26,974
2014*	10.000000	9.034020	-9.66%	22,152
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	17.725446	23.107645	30.36%	361,854
2018	19.497888	17.725446	-9.09%	406,228
2017	16.896766	19.497888	15.39%	464,209
2016	15.336972	16.896766	10.17%	561,275
2015	15.038451	15.336972	1.99%	589,535
2014	13.763386	15.038451	9.26%	733,597
2013	10.582245	13.763386	30.06%	736,086
2012	9.174131	10.582245	15.35%	873,336
2011	9.296058	9.174131	-1.31%	994,685
2010	8.111787	9.296058	14.60%	1,122,870
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	18.419318	22.992244	24.83%	171,407
2018	20.811886	18.419318	-11.50%	215,695
2017	18.470461	20.811886	12.68%	242,057
2016	15.851386	18.470461	16.52%	298,503
2015	17.066987	15.851386	-7.12%	336,575
2014	15.448253	17.066987	10.48%	379,660
2013	11.099180	15.448253	39.18%	384,967
2012	9.531296	11.099180	16.45%	319,152
2011	9.875060	9.531296	-3.48%	332,615
2010	8.107393	9.875060	21.80%	341,442
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I - Q/NQ
2019	24.356517	26.330052	8.10%	371,790
2018	24.934007	24.356517	-2.32%	431,680
2017	24.153880	24.934007	3.23%	492,010
2016	23.696247	24.153880	1.93%	547,613
2015	23.779839	23.696247	-0.35%	630,069
2014	22.461155	23.779839	5.87%	719,585
2013	22.779575	22.461155	-1.40%	793,730
2012	20.926624	22.779575	8.85%	911,166
2011	19.582623	20.926624	6.86%	1,086,016
2010	17.807710	19.582623	9.97%	1,298,404

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	15.002398	18.032141	20.20%	266,896
2018	16.075467	15.002398	-6.68%	299,909
2017	13.770342	16.075467	16.74%	365,159
2016	14.318963	13.770342	-3.83%	476,994
2015	15.828728	14.318963	-9.54%	675,408
2014	16.928545	15.828728	-6.50%	986,618
2013	13.706700	16.928545	23.51%	1,094,022
2012	11.653053	13.706700	17.62%	881,898
2011	12.723062	11.653053	-8.41%	859,650
2010	11.861523	12.723062	7.26%	766,025
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.771160	14.015996	9.75%	206,433
2018	13.219888	12.771160	-3.39%	256,111
2017	12.555031	13.219888	5.30%	275,251
2016	10.947839	12.555031	14.68%	298,573
2015	11.863786	10.947839	-7.72%	318,970
2014	11.795395	11.863786	0.58%	584,050
2013	10.815203	11.795395	9.06%	637,812
2012*	10.000000	10.815203	8.15%	223,859
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	16.542519	22.522281	36.15%	104,689
2018	16.771418	16.542519	-1.36%	91,860
2017	13.390222	16.771418	25.25%	53,706
2016	12.784264	13.390222	4.74%	46,830
2015	13.747250	12.784264	-7.00%	60,882
2014	12.912192	13.747250	6.47%	85,476
2013	10.068050	12.912192	28.25%	87,378
2012*	10.000000	10.068050	0.68%	17,365
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.813037	10.584048	7.86%	48,569
2018	10.072568	9.813037	-2.58%	42,644
2017	9.873813	10.072568	2.01%	54,862
2016	9.786097	9.873813	0.90%	110,923
2015*	10.000000	9.786097	-2.14%	36,722
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	20.779932	28.068132	35.07%	674,708
2018	20.699389	20.779932	0.39%	751,279
2017	16.132183	20.699389	28.31%	790,379
2016	16.032659	16.132183	0.62%	884,998
2015	14.511535	16.032659	10.48%	1,067,201
2014	13.554874	14.511535	7.06%	1,083,697
2013	10.492598	13.554874	29.19%	1,263,374
2012	8.583266	10.492598	22.24%	1,732,097
2011	9.344776	8.583266	-8.15%	1,734,354
2010	8.891677	9.344776	5.10%	2,379,978

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	13.011887	18.598828	42.94%	975,645
2018	13.065464	13.011887	-0.41%	981,682
2017	9.134377	13.065464	43.04%	1,036,325
2016	8.128447	9.134377	12.38%	805,759
2015	7.869904	8.128447	3.29%	815,398
2014	7.291940	7.869904	7.93%	807,555
2013	5.456761	7.291940	33.63%	906,460
2012	4.640225	5.456761	17.60%	950,340
2011	5.146818	4.640225	-9.84%	264,518
2010	4.191876	5.146818	22.78%	297,732
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	10.878721	13.604886	25.06%	664,414
2018	12.988931	10.878721	-16.25%	737,469
2017	10.060412	12.988931	29.11%	834,186
2016	10.925377	10.060412	-7.92%	931,408
2015	12.138000	10.925377	-9.99%	1,107,058
2014	13.991014	12.138000	-13.24%	1,347,775
2013	12.403811	13.991014	12.80%	1,557,163
2012	11.103975	12.403811	11.71%	1,980,231
2011	16.626889	11.103975	-33.22%	240,081
2010	13.474671	16.626889	23.39%	293,665
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	27.153391	33.972529	25.11%	255,248
2018	31.206828	27.153391	-12.99%	286,621
2017	27.791304	31.206828	12.29%	352,840
2016	24.548838	27.791304	13.21%	411,268
2015	25.550631	24.548838	-3.92%	423,909
2014	22.489605	25.550631	13.61%	476,631
2013	17.222596	22.489605	30.58%	532,101
2012	14.496111	17.222596	18.81%	487,331
2011	14.375991	14.496111	0.84%	313,507
2010	11.798063	14.375991	21.85%	341,889
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.837660	10.305258	16.61%	66,551
2018	10.995094	8.837660	-19.62%	95,441
2017	8.714530	10.995094	26.17%	120,573
2016	7.309965	8.714530	19.21%	118,972
2015	9.264351	7.309965	-21.10%	44,781
2014	9.842810	9.264351	-5.88%	17,526
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.988137	10.687367	7.00%	41,710
2018	10.225381	9.988137	-2.32%	35,301
2017	9.974307	10.225381	2.52%	41,316
2016*	10.000000	9.974307	-0.26%	26,911

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	16.328658	22.768461	39.44%	101,042
2018	16.834036	16.328658	-3.00%	55,501
2017	13.500207	16.834036	24.69%	39,962
2016	12.571407	13.500207	7.39%	48,768
2015	13.016285	12.571407	-3.42%	59,320
2014	14.256165	13.016285	-8.70%	57,250
2013	10.228022	14.256165	39.38%	119,054
2012*	10.000000	10.228022	2.28%	11,822
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	29.617784	37.858164	27.82%	263,579
2018	33.477297	29.617784	-11.53%	307,318
2017	28.902784	33.477297	15.83%	358,242
2016	25.736921	28.902784	12.30%	395,252
2015	26.321762	25.736921	-2.22%	394,892
2014	24.199527	26.321762	8.77%	434,782
2013	18.081786	24.199527	33.83%	460,568
2012	15.809554	18.081786	14.37%	494,927
2011	16.092409	15.809554	-1.76%	555,795
2010	14.659938	16.092409	9.77%	575,796
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.857973	8.58%	9,147
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.986606	22.306936	24.02%	375,341
2018	20.188010	17.986606	-10.90%	430,922
2017	16.127752	20.188010	25.18%	446,832
2016	15.735157	16.127752	2.50%	441,302
2015	14.994719	15.735157	4.94%	438,329
2014	15.022071	14.994719	-0.18%	440,984
2013	11.924574	15.022071	25.98%	433,784
2012	10.421665	11.924574	14.42%	212,591
2011	10.749702	10.421665	-3.05%	154,516
2010*	10.000000	10.749702	7.50%	24,785
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	13.689407	14.981517	9.44%	151,521
2018	13.961638	13.689407	-1.95%	168,430
2017	13.313827	13.961638	4.87%	139,644
2016	12.711875	13.313827	4.74%	133,774
2015	12.963713	12.711875	-1.94%	133,235
2014	12.177871	12.963713	6.45%	148,845
2013	12.377498	12.177871	-1.61%	66,127
2012	11.459146	12.377498	8.01%	83,191
2011	10.989038	11.459146	4.28%	94,340
2010	10.391310	10.989038	5.75%	116,159

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	27.738613	31.279939	12.77%	27,655
2018	30.203731	27.738613	-8.16%	30,327
2017	27.892118	30.203731	8.29%	39,572
2016	25.560635	27.892118	9.12%	43,231
2015	26.189490	25.560635	-2.40%	48,933
2014	25.779742	26.189490	1.59%	55,701
2013	28.623853	25.779742	-9.94%	66,626
2012	24.585815	28.623853	16.42%	81,913
2011	23.272079	24.585815	5.65%	104,805
2010	21.484825	23.272079	8.32%	126,230
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.426266	11.896420	26.21%	36,971
2018	10.369174	9.426266	-9.09%	50,860
2017	9.334432	10.369174	11.09%	69,242
2016	8.225852	9.334432	13.48%	76,786
2015*	10.000000	8.225852	-17.74%	543
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	16.874092	20.116017	19.21%	698,910
2018	17.993503	16.874092	-6.22%	694,808
2017	15.743451	17.993503	14.29%	761,223
2016	14.633287	15.743451	7.59%	805,277
2015	14.681544	14.633287	-0.33%	785,814
2014	14.167869	14.681544	3.63%	824,904
2013	11.643296	14.167869	21.68%	881,295
2012	10.194744	11.643296	14.21%	734,980
2011	10.233657	10.194744	-0.38%	754,447
2010	9.256045	10.233657	10.56%	819,396
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.691981	12.576647	7.57%	187,121
2018	11.975369	11.691981	-2.37%	200,361
2017	11.755127	11.975369	1.87%	224,858
2016	11.602023	11.755127	1.32%	259,908
2015	11.782059	11.602023	-1.53%	288,551
2014	11.371131	11.782059	3.61%	307,321
2013	11.825276	11.371131	-3.84%	312,968
2012	11.414478	11.825276	3.60%	448,744
2011	10.938320	11.414478	4.35%	530,788
2010	10.456028	10.938320	4.61%	690,508

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	18.660159	24.823024	33.03%	331,477
2018	20.874217	18.660159	-10.61%	348,512
2017	16.147843	20.874217	29.27%	388,244
2016	16.329379	16.147843	-1.11%	421,682
2015	15.528434	16.329379	5.16%	459,780
2014	15.449373	15.528434	0.51%	477,079
2013	12.167775	15.449373	26.97%	543,862
2012	10.098071	12.167775	20.50%	616,420
2011	11.281017	10.098071	-10.49%	722,926
2010	10.269056	11.281017	9.85%	818,400
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	20.766984	26.704750	28.59%	461,903
2018	21.181094	20.766984	-1.96%	497,683
2017	16.791655	21.181094	26.14%	541,373
2016	15.598415	16.791655	7.65%	601,848
2015	14.849473	15.598415	5.04%	706,021
2014	13.922005	14.849473	6.66%	755,933
2013	10.882845	13.922005	27.93%	888,912
2012	9.392119	10.882845	15.87%	1,037,886
2011	9.983628	9.392119	-5.92%	1,210,311
2010	8.558038	9.983628	16.66%	1,244,991
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	17.135394	21.253596	24.03%	219,749
2018	17.750206	17.135394	-3.46%	237,151
2017	14.749250	17.750206	20.35%	251,349
2016	13.451569	14.749250	9.65%	282,178
2015	13.482238	13.451569	-0.23%	312,118
2014	12.392386	13.482238	8.79%	326,718
2013	9.442516	12.392386	31.24%	347,868
2012	8.172677	9.442516	15.54%	347,446
2011	8.469447	8.172677	-3.50%	377,440
2010	7.732300	8.469447	9.53%	398,856
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	18.640384	20.084900	7.75%	205,143
2018	19.340795	18.640384	-3.62%	234,360
2017	18.428083	19.340795	4.95%	252,510
2016	17.184248	18.428083	7.24%	272,332
2015	17.928782	17.184248	-4.15%	294,247
2014	17.485835	17.928782	2.53%	346,308
2013	17.917617	17.485835	-2.41%	389,444
2012	16.173014	17.917617	10.79%	522,557
2011	15.524248	16.173014	4.18%	531,536
2010	14.222830	15.524248	9.15%	710,311

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	29.033852	36.395342	25.35%	90,053
2018	31.789982	29.033852	-8.67%	104,057
2017	27.366799	31.789982	16.16%	123,126
2016	23.582043	27.366799	16.05%	138,984
2015	25.557890	23.582043	-7.73%	179,101
2014	23.772500	25.557890	7.51%	181,383
2013	17.801528	23.772500	33.54%	192,676
2012	15.263091	17.801528	16.63%	193,323
2011	15.868257	15.263091	-3.81%	212,844
2010	13.926149	15.868257	13.95%	225,437
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.958885	11.298453	13.45%	6,797
2018	11.024698	9.958885	-9.67%	6,690
2017	9.430999	11.024698	16.90%	8,569
2016	9.278864	9.430999	1.64%	3,468
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.094700	10.619652	5.20%	21,181
2018*	10.000000	10.094700	0.95%	541
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	23.445890	26.552254	13.25%	97,804
2018	24.490898	23.445890	-4.27%	95,072
2017	23.242121	24.490898	5.37%	113,722
2016	20.627332	23.242121	12.68%	123,307
2015	21.458525	20.627332	-3.87%	167,210
2014	21.200477	21.458525	1.22%	165,329
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	16.874684	21.330765	26.41%	2,400,030
2018	17.953826	16.874684	-6.01%	2,616,886
2017	14.568649	17.953826	23.24%	2,893,338
2016	12.992707	14.568649	12.13%	3,226,095
2015	13.307515	12.992707	-2.37%	3,658,728
2014	12.648079	13.307515	5.21%	4,127,675
2013	8.910183	12.648079	41.95%	4,713,325
2012	7.719903	8.910183	15.42%	5,187,419
2011	8.849604	7.719903	-12.77%	6,073,557
2010	7.755653	8.849604	14.11%	7,125,215
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	16.606910	20.994679	26.42%	7,767
2018	17.713896	16.606910	-6.25%	11,609
2017	14.384844	17.713896	23.14%	7,178
2016	12.835420	14.384844	12.07%	517

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	9.428533	12.390818	31.42%	1,293,056
2018	11.435428	9.428533	-17.55%	1,433,258
2017	9.211515	11.435428	24.14%	1,574,228
2016	9.534820	9.211515	-3.39%	1,759,035
2015	9.708119	9.534820	-1.79%	1,960,491
2014*	10.000000	9.708119	-2.92%	2,329,793
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - NQ
2019	188.790258	240.945144	27.63%	151,847
2018	191.296601	188.790258	-1.31%	164,167
2017	160.805973	191.296601	18.96%	182,732
2016	146.260459	160.805973	9.94%	199,130
2015	146.813630	146.260459	-0.38%	225,700
2014	132.635042	146.813630	10.69%	245,828
2013	102.501506	132.635042	29.40%	266,108
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q
2019	193.780347	247.313776	27.63%	254,764
2018	196.352941	193.780347	-1.31%	280,406
2017	165.056385	196.352941	18.96%	311,528
2016	150.126401	165.056385	9.94%	345,252
2015	150.694197	150.126401	-0.38%	384,628
2014	136.140843	150.694197	10.69%	427,533
2013	105.210822	136.140843	29.40%	477,280
2012	93.333012	105.210822	12.73%	547,803
2011	94.062378	93.333012	-0.78%	626,317
2010	84.002407	94.062378	11.98%	737,930
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.873875	16.974525	22.35%	53,822
2018	15.750078	13.873875	-11.91%	59,789
2017	13.319781	15.750078	18.25%	64,566
2016	12.453193	13.319781	6.96%	63,883
2015	12.842453	12.453193	-3.03%	70,588
2014	12.451663	12.842453	3.14%	71,801
2013	9.743653	12.451663	27.79%	91,430
2012	8.499356	9.743653	14.64%	80,632
2011	9.197754	8.499356	-7.59%	94,139
2010	8.106439	9.197754	13.46%	66,067
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	13.284350	15.233026	14.67%	144,569
2018	14.355133	13.284350	-7.46%	141,754
2017	12.979469	14.355133	10.60%	171,114
2016	12.392966	12.979469	4.73%	162,198
2015	12.690633	12.392966	-2.35%	180,072
2014	12.327993	12.690633	2.94%	169,198
2013	10.893639	12.327993	13.17%	190,055
2012	9.938199	10.893639	9.61%	175,830
2011	10.206099	9.938199	-2.62%	173,195
2010	9.365872	10.206099	8.97%	152,551

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.823294	16.405099	18.68%	157,753
2018	15.250834	13.823294	-9.36%	171,247
2017	13.342302	15.250834	14.30%	177,464
2016	12.595360	13.342302	5.93%	176,862
2015	12.933092	12.595360	-2.61%	191,957
2014	12.515531	12.933092	3.34%	222,859
2013	10.458384	12.515531	19.67%	239,259
2012	9.324356	10.458384	12.16%	249,229
2011	9.784260	9.324356	-4.70%	243,661
2010	8.820316	9.784260	10.93%	254,979
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	12.213702	13.341246	9.23%	129,778
2018	12.706472	12.213702	-3.88%	135,921
2017	12.103767	12.706472	4.98%	110,353
2016	11.722026	12.103767	3.26%	151,367
2015	11.964218	11.722026	-2.02%	149,074
2014	11.730417	11.964218	1.99%	160,515
2013	11.326218	11.730417	3.57%	143,312
2012	10.675245	11.326218	6.10%	194,472
2011	10.665062	10.675245	0.10%	224,304
2010	10.117462	10.665062	5.41%	207,528
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	11.179328	12.562511	12.37%	36,288
2018	12.181625	11.179328	-8.23%	3,088
2017	10.753745	12.181625	13.28%	660
2016	10.321485	10.753745	4.19%	496
2015	10.926615	10.321485	-5.54%	320
2014	10.825854	10.926615	0.93%	54
2013*	10.000000	10.825854	8.26%	600
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.472669	13.069077	13.91%	2,398
2018	12.509431	11.472669	-8.29%	2,390
2017	10.759508	12.509431	16.26%	1,813
2016	10.263252	10.759508	4.84%	1,913
2015	10.931527	10.263252	-6.11%	1,665
2014	10.964383	10.931527	-0.30%	1,520
2013*	10.000000	10.964383	9.64%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	13.610151	15.870608	16.61%	211,817
2018	14.842214	13.610151	-8.30%	237,248
2017	13.194055	14.842214	12.49%	238,855
2016	12.523394	13.194055	5.36%	267,505
2015	12.825049	12.523394	-2.35%	297,093
2014	12.426087	12.825049	3.21%	324,867
2013	10.686963	12.426087	16.27%	319,400
2012	9.636061	10.686963	10.91%	329,474
2011	9.995903	9.636061	-3.60%	450,636
2010	9.093523	9.995903	9.92%	549,178
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.821761	16.674856	20.64%	129,831
2018	15.475540	13.821761	-10.69%	132,885
2017	13.279313	15.475540	16.54%	143,062
2016	12.504478	13.279313	6.20%	159,369
2015	12.863113	12.504478	-2.79%	167,597
2014	12.463956	12.863113	3.20%	209,939
2013	10.161260	12.463956	22.66%	201,711
2012	8.984882	10.161260	13.09%	235,844
2011	9.549068	8.984882	-5.91%	251,281
2010	8.538248	9.549068	11.84%	302,175
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	13.028691	14.698404	12.82%	116,979
2018	13.861507	13.028691	-6.01%	156,024
2017	12.780176	13.861507	8.46%	162,786
2016	12.215391	12.780176	4.62%	139,678
2015	12.509532	12.215391	-2.35%	163,843
2014	12.177203	12.509532	2.73%	193,791
2013	11.091106	12.177203	9.79%	211,877
2012	10.211873	11.091106	8.61%	183,006
2011	10.374143	10.211873	-1.56%	135,443
2010	9.639911	10.374143	7.62%	138,964
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	14.183448	15.747074	11.02%	54,792
2018	17.045717	14.183448	-16.79%	69,109
2017	14.072567	17.045717	21.13%	59,859
2016	14.100165	14.072567	-0.20%	51,705
2015	14.866112	14.100165	-5.15%	61,991
2014	16.397851	14.866112	-9.34%	75,615
2013	13.833939	16.397851	18.53%	81,198
2012	11.723024	13.833939	18.01%	71,922
2011	13.562540	11.723024	-13.56%	86,366
2010	12.921098	13.562540	4.96%	86,630

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	12.963581	13.939342	7.53%	185,190
2018	13.190558	12.963581	-1.72%	162,732
2017	12.800991	13.190558	3.04%	191,512
2016	12.310967	12.800991	3.98%	197,436
2015	12.563599	12.310967	-2.01%	163,451
2014	12.116550	12.563599	3.69%	199,196
2013	12.515375	12.116550	-3.19%	125,667
2012	11.768140	12.515375	6.35%	172,774
2011	11.185077	11.768140	5.21%	153,466
2010	10.585430	11.185077	5.66%	142,831
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	13.336247	14.425686	8.17%	84,993
2018	13.712184	13.336247	-2.74%	74,604
2017	13.387989	13.712184	2.42%	76,740
2016	13.125979	13.387989	2.00%	89,914
2015	13.368004	13.125979	-1.81%	71,073
2014	12.913677	13.368004	3.52%	94,659
2013	13.357432	12.913677	-3.32%	81,032
2012	12.634477	13.357432	5.72%	149,516
2011	12.070481	12.634477	4.67%	156,274
2010	11.311614	12.070481	6.71%	59,469
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	12.510596	14.788656	18.21%	37,679
2018	14.113893	12.510596	-11.36%	72,193
2017	12.129861	14.113893	16.36%	43,739
2016	11.032835	12.129861	9.94%	5,025
2015	11.542787	11.032835	-4.42%	1,131
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.925354	13.831709	15.99%	9,138
2018	13.108147	11.925354	-9.02%	6,942
2017	11.666589	13.108147	12.36%	426
2016	10.866903	11.666589	7.36%	231
2015	11.207456	10.866903	-3.04%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	21.325654	25.878118	21.35%	251,368
2018	26.165403	21.325654	-18.50%	290,794
2017	18.733822	26.165403	39.67%	330,263
2016	17.620188	18.733822	6.32%	335,304
2015	21.251769	17.620188	-17.09%	393,131
2014	22.786437	21.251769	-6.74%	471,462
2013	22.915695	22.786437	-0.56%	3,004
2012	19.807757	22.915695	15.69%	4,039
2011	25.852862	19.807757	-23.38%	4,339
2010	22.546141	25.852862	14.67%	6,958

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - NQ
2019	56.276697	59.027968	4.89%	144,978
2018	57.049401	56.276697	-1.35%	167,869
2017	56.618635	57.049401	0.76%	183,679
2016	56.940028	56.618635	-0.56%	197,193
2015	57.752811	56.940028	-1.41%	207,849
2014	55.956777	57.752811	3.21%	243,459
2013	59.090227	55.956777	-5.30%	268,855
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q
2019	56.425721	59.184290	4.89%	308,035
2018	57.200468	56.425721	-1.35%	337,448
2017	56.768565	57.200468	0.76%	386,991
2016	57.090816	56.768565	-0.56%	433,755
2015	57.905756	57.090816	-1.41%	493,249
2014	56.104961	57.905756	3.21%	543,465
2013	59.246711	56.104961	-5.30%	607,400
2012	58.248425	59.246711	1.71%	766,602
2011	55.021654	58.248425	5.86%	925,763
2010	53.202285	55.021654	3.42%	1,026,407
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	25.425166	25.541676	0.46%	2,124,509
2018	25.408539	25.425166	0.07%	2,348,800
2017	25.634244	25.408539	-0.88%	2,457,479
2016	25.968963	25.634244	-1.29%	2,894,283
2015	26.310999	25.968963	-1.30%	3,060,064
2014	26.657539	26.310999	-1.30%	3,442,169
2013	27.008645	26.657539	-1.30%	3,635,424
2012	27.365352	27.008645	-1.30%	4,112,372
2011	27.724772	27.365352	-1.30%	4,948,928
2010	28.089898	27.724772	-1.30%	4,557,534
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	13.897909	16.340125	17.57%	526,488
2018	16.476336	13.897909	-15.65%	630,925
2017	13.097133	16.476336	25.80%	694,144
2016	13.154850	13.097133	-0.44%	769,004
2015	13.748426	13.154850	-4.32%	911,898
2014	13.992261	13.748426	-1.74%	1,053,122
2013	12.031039	13.992261	16.30%	706
2012	10.544124	12.031039	14.10%	766
2011	11.838799	10.544124	-10.94%	769
2010	10.587452	11.838799	11.82%	883

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.895458	11.837582	19.63%	94,449
2018	11.675954	9.895458	-15.25%	127,558
2017	9.504772	11.675954	22.84%	143,361
2016	9.579509	9.504772	-0.78%	124,226
2015	9.842403	9.579509	-2.67%	122,716
2014	10.629783	9.842403	-7.41%	105,617
2013	8.899785	10.629783	19.44%	122,197
2012	7.628054	8.899785	16.67%	125,804
2011	8.867807	7.628054	-13.98%	140,277
2010	8.365616	8.867807	6.00%	133,754
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	21.499479	26.255934	22.12%	157,198
2018	23.900613	21.499479	-10.05%	175,399
2017	20.446358	23.900613	16.89%	224,510
2016	18.923306	20.446358	8.05%	262,812
2015	19.365849	18.923306	-2.29%	294,755
2014	18.689197	19.365849	3.62%	337,910
2013	14.880689	18.689197	25.59%	387,775
2012	13.008386	14.880689	14.39%	504,281
2011	13.718712	13.008386	-5.18%	615,637
2010	12.125482	13.718712	13.14%	726,408
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	16.545599	18.835814	13.84%	42,162
2018	17.619165	16.545599	-6.09%	46,401
2017	16.062681	17.619165	9.69%	46,549
2016	15.308822	16.062681	4.92%	63,011
2015	15.537445	15.308822	-1.47%	79,195
2014	15.051921	15.537445	3.23%	57,165
2013	13.445256	15.051921	11.95%	74,261
2012	12.453829	13.445256	7.96%	93,387
2011	12.506867	12.453829	-0.42%	141,434
2010	11.539047	12.506867	8.39%	60,121
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	19.382820	22.945642	18.38%	48,952
2018	20.998256	19.382820	-7.69%	52,959
2017	18.530018	20.998256	13.32%	51,540
2016	17.424857	18.530018	6.34%	63,926
2015	17.748766	17.424857	-1.82%	65,588
2014	17.091735	17.748766	3.84%	67,984
2013	14.491720	17.091735	17.94%	52,527
2012	13.080661	14.491720	10.79%	48,460
2011	13.377772	13.080661	-2.22%	27,686
2010	12.098401	13.377772	10.57%	15,851

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	14.594620	15.778108	8.11%	211,962
2018	15.059473	14.594620	-3.09%	214,698
2017	14.436880	15.059473	4.31%	306,707
2016	14.028384	14.436880	2.91%	307,590
2015	14.175624	14.028384	-1.04%	330,518
2014	13.824513	14.175624	2.54%	343,412
2013	13.361029	13.824513	3.47%	364,406
2012	12.871264	13.361029	3.81%	526,263
2011	12.669107	12.871264	1.60%	567,813
2010	12.121663	12.669107	4.52%	621,348
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.261028	12.559351	11.53%	848
2018	12.090316	11.261028	-6.86%	871
2017	10.741921	12.090316	12.55%	1,880
2016	10.295392	10.741921	4.34%	2,206
2015	10.780413	10.295392	-4.50%	1,805
2014	10.660597	10.780413	1.12%	9
2013*	10.000000	10.660597	6.61%	73
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.561261	13.150952	13.75%	8,617
2018	12.469311	11.561261	-7.28%	4,940
2017	10.800929	12.469311	15.45%	3,578
2016	10.231625	10.800929	5.56%	2,998
2015	10.793271	10.231625	-5.20%	2,414
2014	10.749073	10.793271	0.41%	1,794
2013*	10.000000	10.749073	7.49%	136
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	18.721954	21.757603	16.21%	684,685
2018	20.112294	18.721954	-6.91%	761,395
2017	18.043956	20.112294	11.46%	874,211
2016	17.062222	18.043956	5.75%	1,013,922
2015	17.344999	17.062222	-1.63%	1,097,525
2014	16.707801	17.344999	3.81%	1,295,629
2013	14.514442	16.707801	15.11%	1,539,991
2012	13.271179	14.514442	9.37%	1,617,584
2011	13.451045	13.271179	-1.34%	1,989,191
2010	12.287158	13.451045	9.47%	2,353,419

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	20.541262	24.699720	20.24%	657,741
2018	22.556159	20.541262	-8.93%	724,670
2017	19.585756	22.556159	15.17%	798,731
2016	18.291615	19.585756	7.08%	921,846
2015	18.668782	18.291615	-2.02%	1,013,006
2014	18.021349	18.668782	3.59%	1,170,814
2013	14.919941	18.021349	20.79%	1,272,757
2012	13.288387	14.919941	12.28%	1,396,660
2011	13.755584	13.288387	-3.40%	1,591,887
2010	12.351443	13.755584	11.37%	1,933,185
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	16.904197	18.934030	12.01%	213,892
2018	17.792058	16.904197	-4.99%	234,439
2017	16.505393	17.792058	7.80%	282,394
2016	15.819996	16.505393	4.33%	288,568
2015	16.033270	15.819996	-1.33%	307,359
2014	15.509387	16.033270	3.38%	400,767
2013	14.221146	15.509387	9.06%	433,750
2012	13.336642	14.221146	6.63%	507,765
2011	13.238865	13.336642	0.74%	546,803
2010	12.360498	13.238865	7.11%	686,205
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.473601	4.74%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.774452	7.74%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2019*	10.000000	10.089330	0.89%	134
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	18.606762	23.971652	28.83%	271,666
2018	19.451750	18.606762	-4.34%	322,849
2017	15.135607	19.451750	28.52%	361,401
2016	15.005825	15.135607	0.86%	417,293
2015	14.698653	15.005825	2.09%	462,782
2014	13.484981	14.698653	9.00%	543,232
2013	10.139854	13.484981	32.99%	658,787
2012	8.829654	10.139854	14.84%	720,799
2011	9.213458	8.829654	-4.17%	872,823
2010	8.081308	9.213458	14.01%	1,018,721
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	11.204442	13.156638	17.42%	15,267
2018	11.927824	11.204442	-6.06%	13,730
2017	10.280032	11.927824	16.03%	12,621
2016	9.594931	10.280032	7.14%	1,735
2015	9.944781	9.594931	-3.52%	1,681
2014*	10.000000	9.944781	-0.55%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.574287	15.139071	20.40%	21,265
2018	13.077557	12.574287	-3.85%	26,689
2017	10.887163	13.077557	20.12%	24,121
2016	10.023328	10.887163	8.62%	16,635
2015	10.140998	10.023328	-1.16%	4,990
2014*	10.000000	10.140998	1.41%	3,166
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	29.580755	40.178673	35.83%	7,081,018
2018	30.358968	29.580755	-2.56%	7,926,095
2017	24.159142	30.358968	25.66%	8,839,005
2016	23.618552	24.159142	2.29%	9,932,344
2015	22.769969	23.618552	3.73%	10,226,495
2014	21.203967	22.769969	7.39%	11,573,783
2013	15.715168	21.203967	34.93%	12,941,308
2012	13.415824	15.715168	17.14%	14,978,225
2011	13.902694	13.415824	-3.50%	17,623,295
2010	12.946450	13.902694	7.39%	21,890,211
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	24.567497	30.783854	25.30%	909,044
2018	27.460033	24.567497	-10.53%	1,043,392
2017	25.599792	27.460033	7.27%	1,205,633
2016	21.534658	25.599792	18.88%	1,392,076
2015	22.792819	21.534658	-5.52%	1,580,832
2014	20.414865	22.792819	11.65%	1,858,354
2013	15.681451	20.414865	30.18%	2,030,994
2012	13.856715	15.681451	13.17%	2,334,295
2011	13.948645	13.856715	-0.66%	2,803,919
2010	12.455269	13.948645	11.99%	3,427,773
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	31.256919	38.764213	24.02%	528,798
2018	35.739647	31.256919	-12.54%	583,052
2017	31.274224	35.739647	14.28%	657,057
2016	26.340668	31.274224	18.73%	754,788
2015	27.381525	26.340668	-3.80%	882,600
2014	25.353753	27.381525	8.00%	994,578
2013	19.306983	25.353753	31.32%	1,109,651
2012	16.652215	19.306983	15.94%	1,265,307
2011	17.311562	16.652215	-3.81%	1,524,765
2010	13.897916	17.311562	24.56%	1,747,448
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.708755	10.018012	15.03%	152,154
2018	10.652308	8.708755	-18.25%	165,321
2017	8.779497	10.652308	21.33%	189,958
2016	8.453107	8.779497	3.86%	212,811
2015	9.026563	8.453107	-6.35%	245,104
2014*	10.000000	9.026563	-9.73%	295,420

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	17.789925	22.018997	23.77%	92,821
2018	20.387487	17.789925	-12.74%	109,997
2017	18.033600	20.387487	13.05%	134,287
2016	15.703014	18.033600	14.84%	156,429
2015	16.427506	15.703014	-4.41%	163,062
2014	15.059861	16.427506	9.08%	201,213
2013	11.265723	15.059861	33.68%	204,900
2012	9.688842	11.265723	16.28%	204,682
2011	10.423944	9.688842	-7.05%	247,628
2010*	10.000000	10.423944	4.24%	270,777
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.737858	18.197165	23.47%	10,882
2018	16.929698	14.737858	-12.95%	11,531
2017	14.998075	16.929698	12.88%	12,591
2016	13.094066	14.998075	14.54%	16,502
2015	13.738665	13.094066	-4.69%	26,251
2014	12.626278	13.738665	8.81%	36,929
2013	9.474025	12.626278	33.27%	42,596
2012	8.163084	9.474025	16.06%	59,200
2011	8.806953	8.163084	-7.31%	63,117
2010	7.914167	8.806953	11.28%	106,248
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	18.687973	22.843465	22.24%	4,705,496
2018	21.803904	18.687973	-14.29%	5,294,853
2017	19.404857	21.803904	12.36%	5,949,578
2016	16.718352	19.404857	16.07%	6,689,571
2015	17.441873	16.718352	-4.15%	7,513,445
2014	15.101350	17.441873	15.50%	8,351,073
2013	11.276879	15.101350	33.91%	9,195,719
2012	9.820513	11.276879	14.83%	10,356,029
2011	10.186047	9.820513	-3.59%	11,872,831
2010	8.626530	10.186047	18.08%	13,670,114
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	12.677288	16.981026	33.95%	311,094
2018	13.953102	12.677288	-9.14%	336,239
2017	11.315830	13.953102	23.31%	369,227
2016	10.585360	11.315830	6.90%	377,364
2015	10.644301	10.585360	-0.55%	493,022
2014	10.489597	10.644301	1.47%	496,327
2013	7.365508	10.489597	42.42%	595,089
2012	6.578707	7.365508	11.96%	758,325
2011	6.708677	6.578707	-1.94%	755,828
2010	5.418157	6.708677	23.82%	795,453

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	36.055166	42.348133	17.45%	408,786
2018	43.990730	36.055166	-18.04%	461,974
2017	40.864819	43.990730	7.65%	528,645
2016	32.875946	40.864819	24.30%	602,688
2015	35.443580	32.875946	-7.24%	670,585
2014	33.554210	35.443580	5.63%	756,516
2013	24.213548	33.554210	38.58%	927,651
2012	20.368738	24.213548	18.88%	972,811
2011	21.738737	20.368738	-6.30%	1,111,827
2010	17.396541	21.738737	24.96%	1,362,121
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	62.133943	77.055279	24.01%	548,811
2018	72.061474	62.133943	-13.78%	602,640
2017	64.331191	72.061474	12.02%	667,538
2016	53.061107	64.331191	21.24%	755,206
2015	54.653721	53.061107	-2.91%	843,859
2014	54.925879	54.653721	-0.50%	951,820
2013	39.493451	54.925879	39.08%	1,079,297
2012	34.644087	39.493451	14.00%	1,241,511
2011	37.165517	34.644087	-6.78%	1,434,325
2010	30.046904	37.165517	23.69%	1,674,686
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	17.750075	22.075677	24.37%	81,557
2018	19.090671	17.750075	-7.02%	99,092
2017	16.305544	19.090671	17.08%	98,168
2016	15.002665	16.305544	8.68%	112,273
2015	15.249664	15.002665	-1.62%	141,995
2014	13.969381	15.249664	9.16%	150,261
2013	10.199373	13.969381	36.96%	224,079
2012	9.268273	10.199373	10.05%	211,351
2011	9.698486	9.268273	-4.44%	198,953
2010	7.951186	9.698486	21.98%	164,595
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	14.240209	18.370346	29.00%	1,707,154
2018	15.017905	14.240209	-5.18%	1,889,100
2017	14.286910	15.017905	5.12%	2,142,291
2016	13.483703	14.286910	5.96%	2,424,567
2015	14.434619	13.483703	-6.59%	2,744,539
2014	11.347081	14.434619	27.21%	3,271,102
2013	11.156789	11.347081	1.71%	3,398,682
2012	9.762846	11.156789	14.28%	4,036,221
2011	9.287398	9.762846	5.12%	4,563,431
2010	7.228034	9.287398	28.49%	5,291,026

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	16.067288	20.749103	29.14%	646,471
2018	17.114133	16.067288	-6.12%	537,472
2017	14.303136	17.114133	19.65%	523,247
2016	13.008544	14.303136	9.95%	456,346
2015	13.056769	13.008544	-0.37%	318,567
2014	11.698844	13.056769	11.61%	183,349
2013*	10.000000	11.698844	16.99%	36,754
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.469473	10.755725	2.73%	143,052
2018	10.521816	10.469473	-0.50%	152,460
2017	10.494294	10.521816	0.26%	132,213
2016	10.373648	10.494294	1.16%	186,235
2015	10.546244	10.373648	-1.64%	245,116
2014	10.632633	10.546244	-0.81%	209,221
2013	10.761332	10.632633	-1.20%	277,368
2012	10.532312	10.761332	2.17%	242,744
2011	10.533921	10.532312	-0.02%	300,110
2010	10.420495	10.533921	1.09%	364,036
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	14.326130	17.669232	23.34%	62,682
2018	16.373188	14.326130	-12.50%	73,274
2017	14.528012	16.373188	12.70%	63,048
2016	12.177331	14.528012	19.30%	67,652
2015	12.970958	12.177331	-6.12%	65,685
2014	12.569682	12.970958	3.19%	45,260
2013*	10.000000	12.569682	25.70%	23,972
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	17.709441	23.990976	35.47%	6,301,898
2018	19.263830	17.709441	-8.07%	7,024,316
2017	15.278796	19.263830	26.08%	7,828,123
2016	14.539443	15.278796	5.09%	8,776,677
2015	14.758263	14.539443	-1.48%	9,763,339
2014	14.372720	14.758263	2.68%	10,764,028
2013	10.480364	14.372720	37.14%	12,116,593
2012	9.241391	10.480364	13.41%	13,784,135
2011	9.776372	9.241391	-5.47%	15,839,935
2010	7.810388	9.776372	25.17%	18,212,490
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	35.570306	46.511393	30.76%	8,105
2018	38.571063	35.570306	-7.78%	8,353
2017	31.371788	38.571063	22.95%	9,292
2016	30.513969	31.371788	2.81%	8,105
2015	30.611349	30.513969	-0.32%	11,786

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	22.579931	23.108045	2.34%	280,978
2018	22.647761	22.579931	-0.30%	310,400
2017	22.742550	22.647761	-0.42%	365,544
2016	22.763730	22.742550	-0.09%	400,237
2015	23.021249	22.763730	-1.12%	481,524
2014	23.183057	23.021249	-0.70%	538,853
2013	23.344417	23.183057	-0.69%	582,481
2012	22.611361	23.344417	3.24%	641,812
2011	22.842396	22.611361	-1.01%	772,850
2010	21.981507	22.842396	3.92%	919,594
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	29.120155	36.181400	24.25%	89,350
2018	31.297963	29.120155	-6.96%	102,627
2017	26.774603	31.297963	16.89%	113,432
2016	24.691227	26.774603	8.44%	132,438
2015	25.132971	24.691227	-1.76%	166,846
2014	23.069009	25.132971	8.95%	202,906
2013	16.985599	23.069009	35.82%	259,780
2012	15.507217	16.985599	9.53%	285,940
2011	16.210401	15.507217	-4.34%	342,484
2010	13.368410	16.210401	21.26%	374,863
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.857233	11.974557	10.29%	85,901
2018	11.634778	10.857233	-6.68%	91,897
2017	10.396674	11.634778	11.91%	98,616
2016	9.329288	10.396674	11.44%	119,128
2015	10.408498	9.329288	-10.37%	127,029
2014	10.497838	10.408498	-0.85%	148,775
2013	10.624494	10.497838	-1.19%	174,872
2012*	10.000000	10.624494	6.24%	147,965
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.042953	11.364808	13.16%	38,609
2018	10.691884	10.042953	-6.07%	18,293
2017	9.867279	10.691884	8.36%	52,633
2016	8.830153	9.867279	11.75%	35,392
2015	9.163182	8.830153	-3.63%	3,989
2014	9.155270	9.163182	0.09%	3,082

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.465432	12.099198	5.53%	34,976
2018	12.110606	11.465432	-5.33%	41,787
2017	11.080258	12.110606	9.30%	54,761
2016	10.909064	11.080258	1.57%	70,964
2015	11.907130	10.909064	-8.38%	73,689
2014	12.027758	11.907130	-1.00%	90,162
2013	13.042689	12.027758	-7.78%	106,028
2012	12.557857	13.042689	3.86%	228,293
2011	11.735153	12.557857	7.01%	231,731
2010	10.870871	11.735153	7.95%	181,042
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	11.325917	11.617299	2.57%	409,208
2018	11.448769	11.325917	-1.07%	443,032
2017	11.455698	11.448769	-0.06%	500,840
2016	11.456652	11.455698	-0.01%	565,456
2015	11.583367	11.456652	-1.09%	666,768
2014	11.648781	11.583367	-0.56%	688,920
2013	11.829684	11.648781	-1.53%	770,091
2012	11.334165	11.829684	4.37%	939,927
2011	11.368465	11.334165	-0.30%	897,611
2010	10.950340	11.368465	3.82%	670,304
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.224159	10.363327	1.36%	65,495
2018	10.213804	10.224159	0.10%	121,202
2017	10.114803	10.213804	0.98%	41,489
2016*	10.000000	10.114803	1.15%	13,023
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.932460	11.680251	6.84%	389,243
2018	11.148048	10.932460	-1.93%	375,874
2017	10.775420	11.148048	3.46%	421,567
2016	10.642012	10.775420	1.25%	448,253
2015	10.746116	10.642012	-0.97%	500,400
2014	10.452058	10.746116	2.81%	498,591
2013	10.811694	10.452058	-3.33%	582,123
2012	10.004024	10.811694	8.07%	789,428
2011*	10.000000	10.004024	0.04%	375,825
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	17.484904	21.598420	23.53%	5,243
2018	21.903042	17.484904	-20.17%	4,659
2017	17.530889	21.903042	24.94%	786
2016	18.207858	17.530889	-3.72%	133

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	34.971167	44.398632	26.96%	517,856
2018	35.133185	34.971167	-0.46%	599,391
2017	27.959682	35.133185	25.66%	630,334
2016	31.726679	27.959682	-11.87%	750,706
2015	28.580474	31.726679	11.01%	1,341,163
2014	22.066684	28.580474	29.52%	1,333,214
2013	14.854028	22.066684	48.56%	1,259,380
2012	11.488675	14.854028	29.29%	867,496
2011	10.544560	11.488675	8.95%	485,727
2010*	10.000000	10.544560	5.45%	48,711
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class - Q/NQ
2019	24.107505	26.796056	11.15%	142,669
2018	26.024041	24.107505	-7.36%	163,065
2017	23.489579	26.024041	10.79%	181,420
2016	22.361933	23.489579	5.04%	206,293
2015	26.068113	22.361933	-14.22%	234,323
2014	25.846863	26.068113	0.86%	263,046
2013	28.830781	25.846863	-10.35%	299,246
2012	27.675521	28.830781	4.17%	353,353
2011	25.928464	27.675521	6.74%	287,887
2010	24.737151	25.928464	4.82%	335,928
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	24.477230	31.550720	28.90%	351,384
2018	32.414573	24.477230	-24.49%	389,158
2017	21.743410	32.414573	49.08%	463,827
2016	22.006423	21.743410	-1.20%	496,721
2015	25.923727	22.006423	-15.11%	577,585
2014	26.374629	25.923727	-1.71%	679,542
2013	23.854610	26.374629	10.56%	795,011
2012	18.619373	23.854610	28.12%	949,001
2011	25.402410	18.619373	-26.70%	562,674
2010	20.290627	25.402410	25.19%	675,757
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.294856	5.829420	10.10%	267,919
2018	7.495412	5.294856	-29.36%	289,771
2017	7.746583	7.495412	-3.24%	270,605
2016	5.472537	7.746583	41.55%	418,363
2015	8.353783	5.472537	-34.49%	222,526
2014	10.494193	8.353783	-20.40%	331,532
2013	9.639938	10.494193	8.86%	181,096
2012*	10.000000	9.639938	-3.60%	185,569

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	27.353905	30.202695	10.41%	223,753
2018	38.643925	27.353905	-29.22%	247,193
2017	39.827798	38.643925	-2.97%	284,001
2016	28.077975	39.827798	41.85%	330,782
2015	42.745337	28.077975	-34.31%	385,439
2014	53.536208	42.745337	-20.16%	469,198
2013	49.072107	53.536208	9.10%	555,503
2012	48.091591	49.072107	2.04%	696,508
2011	58.317801	48.091591	-17.54%	389,924
2010	45.719079	58.317801	27.56%	433,811
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.794517	7.95%	7,559
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	30.232592	37.248496	23.21%	75,134
2018	30.237241	30.232592	-0.02%	118,712
2017	24.340346	30.237241	24.23%	99,088
2016	22.887061	24.340346	6.35%	96,287
2015	23.876779	22.887061	-4.15%	139,165
2014	24.654228	23.876779	-3.15%	141,967
2013	16.626985	24.654228	48.28%	204,491
2012	15.617243	16.626985	6.47%	121,194
2011	16.584886	15.617243	-5.83%	150,980
2010	13.254565	16.584886	25.13%	183,551

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act was enacted on December 20, 2019 and increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs and SEP IRAs
Distributions from IRAs and SEP IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);

•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
When the owner of a Tax Shelter Annuity attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an owner of a Tax Sheltered Annuity is required to begin certain minimum distributions from age 70 ½ to age 72. However, the change only applies to an owner of a Tax Sheltered annuity who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-24 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.

Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For those contract owners who attained the age of 70 ½ prior to January 1, 2020, distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin. For contract owners who attain age 72 on or after 1/1/2020, distributions must begin no later than April 1 of the calendar year in which the contract owner turns age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs and SEP IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA or SEP IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.Required Distributions Upon Death of a Contract Owner Before January 1, 2020
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, or SEP IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse occurring before January 1, 2020, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). For death of the contract owner’s spouse on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse occurring before January 1, 2020, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. For death of the contract owner’s spouse on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), then the entire balance of the contract must be distributed by December 31 of the tenth year following the contract owner’s death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), the entire balance of the contract will be distributed by December 31 of the tenth year following the contract owner’s death unless otherwise permitted by law and approved by Nationwide. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs and SEP IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs or SEP IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust for 2020 is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Tax Changes
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Best of America® IV Annuity
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2020
Individual Flexible Purchase Payment Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2020. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $253 billion as of December 31, 2019.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your financial professional.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the statutory financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated March 20, 2020 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S.
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generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
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NATIONWIDE
VARIABLE
ACCOUNT-II Annual Report to Contract Owners December 31, 2019
NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-II:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-II (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio
March 27, 2020

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
ALGER AMERICAN FUNDS
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)(1)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)(1)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)(1)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)(1)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)(1)
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)(1)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)(1)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)(1)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)(1)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)(1)
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)(1)
CHARLES SCHWAB FUNDS
Schwab Government Money Market Portfolio(TM) (CHSMM)
COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

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EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED INVESTORS
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)(1)
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)(1)
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)(1)
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)(1)
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)(1)

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Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)(1)
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)(1)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)(1)
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)(1)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)(1)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)(1)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)(1)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)(1)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)(1)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JANUS HENDERSON INVESTORS
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MERGER FUNDS
The Merger Fund VL - The Merger Fund VL (MGRFV)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

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Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

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Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
NORTHERN LIGHTS
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
RATIONAL FUNDS
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)(1)
ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

6

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VICTORY FUNDS
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from May 18, 2018 (inception) to December 31, 2018.

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from December 31, 2018 (inception) to December 31, 2018.

ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from August 31, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from June 21, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from December 19, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

7

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from August 17, 2018 (inception) to December 31, 2018.

FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from May 11, 2018 (inception) to December 31, 2018.

FIDELITY INVESTMENTS
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from June 25, 2018 (inception) to December 31, 2018.

GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from June 1, 2018 (inception) to December 31, 2018.

GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
MAINSTAY FUNDS
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from September 14, 2018 (inception) to December 31, 2018.

IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from October 15, 2019 (inception) to December 31, 2019.

J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)

8

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from May 20, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from May 13, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from June 22, 2018 (inception) to December 31, 2018.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from October 22, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from May 8, 2018 (inception) to December 31, 2018.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from November 16, 2018 (inception) to December 31, 2018.

PIMCO FUNDS
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

9

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from February 1, 2019 (inception) to December 31, 2019.

VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from May 16, 2019 (inception) to December 31, 2019.

VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of operations for the period from January 1, 2019 to April 30, 2019 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation) and the year ended December 31, 2018.

NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

Statement of changes in contract owners’ equity for the period from January 1, 2018 to August 17, 2018 (liquidation).

FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (FCA2S)

Statement of changes in contract owners’ equity for the period from January 1, 2018 to April 27, 2018 (liquidation).

GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares (GVSIA)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

10

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVBWB	31,995	$351,723	$323,147	$-	$323,147	$18	$323,129	$323,129	$-	$323,129
ALVGIB	148,454	4,099,649	4,417,982	-	4,417,982	98	4,417,884	4,417,884	-	4,417,884
ALVIVB	85,598	1,186,548	1,218,915	-	1,218,915	43	1,218,872	1,218,872	-	1,218,872
ALVDAA	4,012	47,713	54,002	-	54,002	7	53,995	53,995	-	53,995
ALVDAB	1,074,177	12,825,375	14,351,010	-	14,351,010	184	14,350,826	14,350,826	-	14,350,826
ALVSVA	33,225	647,982	595,055	-	595,055	14	595,041	595,041	-	595,041
ALVSVB	5,567,570	104,349,800	98,657,342	-	98,657,342	110	98,657,232	98,654,265	2,967	98,657,232
ALMCS	15,056	292,652	313,616	20	313,636	-	313,636	313,636	-	313,636
ARLPE3	4,540	50,434	69,501	3	69,504	-	69,504	69,504	-	69,504
AAEIP3	2,564	23,896	22,973	-	22,973	3	22,970	22,970	-	22,970
ACVIP1	183,082	1,850,861	1,882,086	-	1,882,086	16	1,882,070	1,882,070	-	1,882,070
ACVB	3,249,785	23,639,953	26,583,244	200	26,583,444	-	26,583,444	26,517,118	66,326	26,583,444
ACVCA	2,066	29,991	32,969	95	33,064	-	33,064	-	33,064	33,064
ACVIG	1,348,877	12,600,572	13,515,748	-	13,515,748	53	13,515,695	13,515,695	-	13,515,695
ACVIG2	356,258	3,292,084	3,573,270	-	3,573,270	55	3,573,215	3,573,215	-	3,573,215
ACVIP2	19,226,780	197,276,023	197,266,759	-	197,266,759	117	197,266,642	197,180,047	86,595	197,266,642
ACVI	616	6,653	7,081	68	7,149	-	7,149	-	7,149	7,149
ACVMV1	523,711	10,457,547	10,830,342	-	10,830,342	29	10,830,313	10,809,320	20,993	10,830,313
ACVMV2	7,775,789	150,177,120	160,958,842	-	160,958,842	23	160,958,819	160,894,132	64,687	160,958,819
AMVCB4	13,862	139,187	148,457	-	148,457	8	148,449	148,449	-	148,449
AMVBC4	41,303	525,192	549,745	-	549,745	8	549,737	549,737	-	549,737
AMVI4	25,591	465,565	525,630	-	525,630	8	525,622	525,622	-	525,622
AMVGS4	20,607	475,332	539,082	-	539,082	9	539,073	539,073	-	539,073
AFGF	133,801	9,092,987	10,867,279	-	10,867,279	134	10,867,145	10,864,364	2,781	10,867,145
AFHY	51,005	514,049	503,417	112	503,529	-	503,529	498,748	4,781	503,529
AVPAP2	55,856,226	673,163,623	751,824,804	-	751,824,804	262	751,824,542	751,824,542	-	751,824,542
AFGC	48,915	604,946	603,610	134	603,744	-	603,744	603,338	406	603,744
BRVED3	20,407,027	222,324,818	242,435,483	-	242,435,483	432	242,435,051	242,401,136	33,915	242,435,051
BRVHY3	6,707,697	48,343,596	49,771,112	195,396	49,966,508	-	49,966,508	49,951,526	14,982	49,966,508
BRVTR3	29,488,000	346,151,044	355,920,166	679,196	356,599,362	-	356,599,362	356,599,362	-	356,599,362
MLVGA3	22,813,495	334,309,366	330,339,406	104	330,339,510	-	330,339,510	330,200,800	138,710	330,339,510
DVMCSS	1,788,868	34,180,896	33,147,726	-	33,147,726	56	33,147,670	33,137,075	10,595	33,147,670
DVSCS	3,606,943	62,480,425	68,748,341	-	68,748,341	500	68,747,841	68,693,857	53,984	68,747,841
DSIF	3,734,387	126,188,751	223,876,481	-	223,876,481	1,368	223,875,113	223,546,554	328,559	223,875,113
DSIFS	2,233,860	95,758,539	134,098,604	241	134,098,845	-	134,098,845	134,065,977	32,868	134,098,845
DSRG	987,077	34,051,553	38,792,127	246	38,792,373	-	38,792,373	38,768,298	24,075	38,792,373
DCAP	641,062	25,938,362	27,411,807	-	27,411,807	381	27,411,426	27,383,863	27,563	27,411,426
DCAPS	2,179,602	86,789,676	92,175,352	-	92,175,352	24	92,175,328	92,162,383	12,945	92,175,328
DVDLS	21,194	965,944	840,345	-	840,345	72	840,273	839,641	632	840,273
DGI	425,937	10,990,236	13,553,316	-	13,553,316	42	13,553,274	13,545,644	7,630	13,553,274

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
CHSMM	5,398,009	5,398,009	5,398,009	-	5,398,009	197	5,397,812	5,397,812	-	5,397,812
CLVHY2	1,665,088	11,043,423	11,255,993	-	11,255,993	106	11,255,887	11,255,887	-	11,255,887
DWVVLS	86,565	2,547,887	2,679,190	9	2,679,199	-	2,679,199	2,679,199	-	2,679,199
DWVSVS	1,577,478	59,932,997	60,038,830	-	60,038,830	512	60,038,318	60,032,877	5,441	60,038,318
ETVFR	7,530,054	69,704,820	68,899,993	-	68,899,993	1,398	68,898,595	68,892,705	5,890	68,898,595
FVU2S	51,555	540,500	581,023	-	581,023	41	580,982	580,982	-	580,982
FQB	422,264	4,721,419	4,775,801	-	4,775,801	49	4,775,752	4,775,752	-	4,775,752
FQBS	1,397,581	15,499,548	15,764,719	-	15,764,719	174	15,764,545	15,764,545	-	15,764,545
FEMS2	627,099	7,470,440	7,957,887	-	7,957,887	137	7,957,750	7,957,750	-	7,957,750
FC2	307,021	10,370,621	11,083,472	-	11,083,472	50	11,083,422	11,083,422	-	11,083,422
FEIP	11,577,155	233,576,566	275,188,964	1,153	275,190,117	-	275,190,117	274,799,594	390,523	275,190,117
FVSS2	388,181	4,881,080	5,213,275	111	5,213,386	-	5,213,386	5,186,100	27,286	5,213,386
FHIP	6,838,695	37,582,735	37,134,114	-	37,134,114	226	37,133,888	37,080,785	53,103	37,133,888
FAMP	5,760,565	82,799,945	87,733,407	56	87,733,463	-	87,733,463	87,683,449	50,014	87,733,463
FB2	33,718,043	586,756,850	641,317,171	-	641,317,171	242	641,316,929	641,316,929	-	641,316,929
FNRS2	3,863,623	73,898,204	61,199,794	-	61,199,794	531	61,199,263	61,177,730	21,533	61,199,263
FEI2	13,067,716	278,037,674	301,864,246	-	301,864,246	168	301,864,078	301,831,977	32,101	301,864,078
FF10S	374,627	4,703,045	5,019,999	-	5,019,999	31	5,019,968	5,019,968	-	5,019,968
FF10S2	19,647,638	235,848,030	261,706,540	175	261,706,715	-	261,706,715	261,631,240	75,475	261,706,715
FF20S	612,247	8,078,397	8,546,969	-	8,546,969	64	8,546,905	8,546,905	-	8,546,905
FF20S2	29,321,638	339,098,760	408,157,206	-	408,157,206	86	408,157,120	407,782,827	374,293	408,157,120
FF30S	895,220	11,868,313	13,652,110	-	13,652,110	18	13,652,092	13,652,092	-	13,652,092
FF30S2	4,686,042	62,814,684	71,180,971	-	71,180,971	331	71,180,640	71,170,340	10,300	71,180,640
FGI2	24,407,674	491,380,744	526,717,608	-	526,717,608	81	526,717,527	526,717,527	-	526,717,527
FGP	5,230,552	236,717,211	413,684,346	1,866	413,686,212	-	413,686,212	413,039,306	646,906	413,686,212
FG2	5,512,783	344,900,517	426,854,771	-	426,854,771	152	426,854,619	426,825,480	29,139	426,854,619
FIGBS	1,077,614	13,710,619	14,030,535	570	14,031,105	-	14,031,105	13,995,244	35,861	14,031,105
FIGBP2	63,523,210	795,990,876	815,002,788	52	815,002,840	-	815,002,840	814,933,908	68,932	815,002,840
FMCS	509,401	16,905,930	16,601,376	-	16,601,376	22	16,601,354	16,586,396	14,958	16,601,354
FMC2	7,413,251	235,445,469	235,370,707	-	235,370,707	174	235,370,533	235,309,401	61,132	235,370,533
FOP	2,259,133	42,143,208	52,253,742	73	52,253,815	-	52,253,815	52,207,197	46,618	52,253,815
FO2	4,262,399	85,380,046	97,608,928	-	97,608,928	208	97,608,720	97,597,749	10,971	97,608,720
FVSS	292,619	3,817,760	3,883,055	-	3,883,055	101	3,882,954	3,882,954	-	3,882,954
FRESS2	472,520	9,042,226	9,190,520	-	9,190,520	163	9,190,357	9,190,357	-	9,190,357
FTVIS2	14,730,997	230,440,898	234,370,160	-	234,370,160	66	234,370,094	234,316,579	53,515	234,370,094
FTVRD2	1,273,341	31,443,374	34,367,471	-	34,367,471	25	34,367,446	34,343,613	23,833	34,367,446
FTVSV2	5,238,180	87,526,066	78,834,615	-	78,834,615	128	78,834,487	78,816,890	17,597	78,834,487
FTVMD2	76,790	1,482,829	1,423,688	5	1,423,693	-	1,423,693	1,423,693	-	1,423,693
FTVDM2	912,493	7,641,650	9,772,797	-	9,772,797	212	9,772,585	9,772,585	-	9,772,585
TIF2	2,033,600	31,664,367	28,328,053	-	28,328,053	396	28,327,657	28,311,161	16,496	28,327,657

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FTVGI2	6,217,742	109,128,245	99,297,341	-	99,297,341	79	99,297,262	99,271,236	26,026	99,297,262
FTVFA2	12,766,165	90,876,973	86,937,580	-	86,937,580	11	86,937,569	86,840,145	97,424	86,937,569
FTVSI2	143,909	1,532,601	1,518,244	-	1,518,244	17	1,518,227	1,518,227	-	1,518,227
GVMSAS	180,200	1,630,371	1,625,403	-	1,625,403	30	1,625,373	1,625,373	-	1,625,373
GVSSCS	43,481	577,220	543,949	7	543,956	-	543,956	543,956	-	543,956
GVGMNS	852,344	10,109,981	10,483,832	-	10,483,832	167	10,483,665	10,469,053	14,612	10,483,665
RSRF	448	7,029	6,202	-	6,202	-	6,202	6,202	-	6,202
RVARS	574,858	13,776,560	13,888,562	-	13,888,562	247	13,888,315	13,862,116	26,199	13,888,315
ACEG2	74,147	4,470,431	4,738,002	-	4,738,002	185	4,737,817	4,736,807	1,010	4,737,817
IVMCC2	1,262,924	16,250,273	15,003,535	-	15,003,535	304	15,003,231	14,967,027	36,204	15,003,231
IVKMG2	2,816,300	14,742,938	14,954,552	-	14,954,552	293	14,954,259	14,954,259	-	14,954,259
IVBRA1	18,457	207,250	201,366	-	201,366	2	201,364	201,364	-	201,364
OVIGS	24,053,965	58,484,874	61,578,151	-	61,578,151	405	61,577,746	61,577,746	-	61,577,746
OVMS	1,425,355	19,354,621	23,247,539	73	23,247,612	-	23,247,612	23,174,078	73,534	23,247,612
OVB	1,942,343	14,970,933	15,402,781	154	15,402,935	-	15,402,935	15,381,560	21,375	15,402,935
OVGS	3,131,149	124,328,323	133,230,374	308	133,230,682	-	133,230,682	133,050,649	180,033	133,230,682
OVGSS	3,015,358	120,939,374	126,494,265	-	126,494,265	119	126,494,146	126,384,297	109,849	126,494,146
OVIG	703,013	1,665,290	1,722,382	-	1,722,382	16	1,722,366	1,722,366	-	1,722,366
OVGI	398,691	11,449,204	11,737,476	-	11,737,476	101	11,737,375	11,737,375	-	11,737,375
OVGIS	6,504,784	181,749,954	188,963,987	-	188,963,987	174	188,963,813	188,895,345	68,468	188,963,813
OVSC	218,751	5,137,673	5,101,263	-	5,101,263	25	5,101,238	5,091,127	10,111	5,101,238
OVSCS	4,479,502	104,631,273	102,535,800	33	102,535,833	-	102,535,833	102,406,393	129,440	102,535,833
OVAG	144,484	11,400,971	12,110,684	-	12,110,684	90	12,110,594	12,110,104	490	12,110,594
OVSB	341,396	1,683,484	1,696,736	-	1,696,736	27	1,696,709	1,696,709	-	1,696,709
OVSBS	1,163,880	6,100,150	5,970,706	-	5,970,706	162	5,970,544	5,970,206	338	5,970,544
WRPMCV	319,317	1,695,254	1,782,780	-	1,782,780	12	1,782,768	1,782,768	-	1,782,768
WRPMAV	980,673	5,039,171	5,519,034	-	5,519,034	-	5,519,034	5,519,034	-	5,519,034
WRPMMV	857,544	4,557,452	5,004,369	-	5,004,369	13	5,004,356	5,004,356	-	5,004,356
WRASP	15,979,857	159,715,214	151,810,238	177	151,810,415	-	151,810,415	151,627,922	182,493	151,810,415
WRENG	2,466	10,855	9,864	-	9,864	3	9,861	9,861	-	9,861
WRHIP	21,066,120	75,638,850	73,074,156	-	73,074,156	545	73,073,611	72,891,772	181,839	73,073,611
WRMCG	10,151,970	115,786,006	128,785,856	-	128,785,856	32	128,785,824	128,785,824	-	128,785,824
WRPAP	1,999	10,048	10,003	-	10,003	7	9,996	9,996	-	9,996
WRPCP	215,351	1,064,471	1,109,898	-	1,109,898	7	1,109,891	1,109,891	-	1,109,891
WRPMP	4,215,069	22,132,635	21,895,597	-	21,895,597	19	21,895,578	21,895,578	-	21,895,578
WRPMAP	8,014,843	43,312,750	42,643,771	-	42,643,771	12	42,643,759	42,643,759	-	42,643,759
WRPMCP	987,555	5,258,760	5,153,556	-	5,153,556	13	5,153,543	5,153,543	-	5,153,543
JPICB2	118,384	1,315,144	1,312,883	5	1,312,888	-	1,312,888	1,312,888	-	1,312,888
JPMMV1	953,583	10,283,700	11,261,815	-	11,261,815	56	11,261,759	11,261,759	-	11,261,759
JABS	235,010	7,776,681	9,799,906	-	9,799,906	103	9,799,803	9,799,803	-	9,799,803

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
JAMGS	25,686	1,818,835	2,053,076	-	2,053,076	34	2,053,042	2,053,042	-	2,053,042
JAFBS	5,171,281	66,071,373	67,174,943	-	67,174,943	315	67,174,628	67,151,605	23,023	67,174,628
JACAS	3,338,994	115,090,413	138,668,409	-	138,668,409	186	138,668,223	138,633,314	34,909	138,668,223
JAGTS	11,660,868	136,050,554	175,262,840	-	175,262,840	383	175,262,457	175,244,593	17,864	175,262,457
JAIGS	1,152,196	34,313,737	36,755,059	-	36,755,059	622	36,754,437	36,738,733	15,704	36,754,437
LZREMS	2,057,545	41,896,394	45,265,998	-	45,265,998	50	45,265,948	45,259,957	5,991	45,265,948
LOVTRC	3,038,951	50,513,443	51,206,316	-	51,206,316	243	51,206,073	51,206,073	-	51,206,073
LOVSDC	18,166	259,946	259,225	5	259,230	-	259,230	259,230	-	259,230
MNCPS2	6,344	85,740	85,447	-	85,447	6	85,441	85,441	-	85,441
M2IGSS	306,409	5,349,323	6,823,732	-	6,823,732	84	6,823,648	6,823,648	-	6,823,648
MNDSC	3,723,101	66,523,820	67,090,272	-	67,090,272	560	67,089,712	67,089,712	-	67,089,712
MVUSC	6,319	186,186	218,385	-	218,385	16	218,369	218,369	-	218,369
MVFSC	18,717,799	312,512,973	384,089,228	-	384,089,228	80	384,089,148	383,956,790	132,358	384,089,148
MVIGSC	160,267	2,118,108	2,261,371	-	2,261,371	9	2,261,362	2,261,362	-	2,261,362
MVIVSC	10,231,564	235,080,266	301,524,187	-	301,524,187	186	301,524,001	301,384,233	139,768	301,524,001
MGRFV	576	6,674	6,571	1	6,572	-	6,572	6,572	-	6,572
MSGI2	1,638,483	12,586,554	13,206,173	-	13,206,173	189	13,205,984	13,205,984	-	13,205,984
MSVFI	242,000	2,708,351	2,737,025	-	2,737,025	5	2,737,020	2,706,989	30,031	2,737,020
MSVF2	935,949	10,005,851	10,548,140	-	10,548,140	123	10,548,017	10,538,872	9,145	10,548,017
MSEM	170,478	1,332,932	1,309,274	-	1,309,274	153	1,309,121	1,309,121	-	1,309,121
MSEMB	75,621	594,467	575,478	-	575,478	37	575,441	575,441	-	575,441
VKVGR2	31,639	332,629	341,697	-	341,697	15	341,682	341,682	-	341,682
MSVRE	872	15,408	19,119	85	19,204	-	19,204	-	19,204	19,204
MSVREB	80	1,316	1,745	1	1,746	-	1,746	-	1,746	1,746
NVFIII	236,074	2,550,919	2,523,626	-	2,523,626	8	2,523,618	2,523,618	-	2,523,618
GBF	15,782,577	172,216,881	171,556,615	225	171,556,840	-	171,556,840	171,404,321	152,519	171,556,840
MSBF	24,199,475	221,403,715	221,183,204	-	221,183,204	40	221,183,164	221,164,763	18,401	221,183,164
HIBF	8,995,516	59,274,729	58,560,812	498	58,561,310	-	58,561,310	58,538,108	23,202	58,561,310
GVABD2	284,682,958	3,255,523,535	3,362,105,734	-	3,362,105,734	574	3,362,105,160	3,361,868,173	236,987	3,362,105,160
NVLCP2	5,845,068	66,333,018	67,276,735	-	67,276,735	518	67,276,217	67,267,324	8,893	67,276,217
NVCBD1	331,677	3,630,624	3,651,763	-	3,651,763	25	3,651,738	3,651,738	-	3,651,738
NVCBD2	9,052,823	97,845,231	99,309,466	35	99,309,501	-	99,309,501	99,051,022	258,479	99,309,501
NVSTB2	14,410,069	148,343,378	147,991,412	-	147,991,412	116	147,991,296	147,972,960	18,336	147,991,296
NVBX	82,902	885,231	883,734	-	883,734	5	883,729	883,729	-	883,729
SAM	504,189,523	504,189,523	504,189,523	170	504,189,693	-	504,189,693	503,101,231	1,088,462	504,189,693
NVGEII	187,823	2,083,898	2,218,194	20	2,218,214	-	2,218,214	2,218,214	-	2,218,214
NJMMA2	103,190	1,015,389	1,021,579	10	1,021,589	-	1,021,589	1,021,589	-	1,021,589
NJNDE2	62,003	659,782	683,893	4	683,897	-	683,897	683,897	-	683,897
NVMGA2	28,799,676	288,425,368	311,900,494	-	311,900,494	239	311,900,255	311,900,255	-	311,900,255
NAMGI2	43,731,835	461,096,880	519,096,880	-	519,096,880	355	519,096,525	519,086,570	9,955	519,096,525

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVMLG1	740,683	9,227,700	9,184,475	481	9,184,956	-	9,184,956	9,152,537	32,419	9,184,956
NVMLG2	9,816,778	121,565,366	120,157,357	20	120,157,377	-	120,157,377	120,096,282	61,095	120,157,377
NVMLV1	393,719	3,716,431	3,074,942	-	3,074,942	49	3,074,893	3,074,893	-	3,074,893
NVMLV2	10,754,679	100,743,574	83,133,672	-	83,133,672	209	83,133,463	83,133,463	-	83,133,463
NVMMG1	18,047,007	192,992,429	178,845,843	288	178,846,131	-	178,846,131	178,638,041	208,090	178,846,131
NVMMG2	13,927,323	139,725,611	128,549,193	-	128,549,193	44	128,549,149	128,521,809	27,340	128,549,149
NVMIG1	1,974,423	22,415,508	22,232,008	-	22,232,008	123	22,231,885	22,197,089	34,796	22,231,885
NVMIG6	8,801,436	90,287,947	98,576,088	-	98,576,088	132	98,575,956	98,572,728	3,228	98,575,956
NVRE1	5,726,352	40,810,232	44,837,335	-	44,837,335	47	44,837,288	44,800,326	36,962	44,837,288
NVRE2	12,617,127	88,706,856	97,656,566	-	97,656,566	138	97,656,428	97,626,272	30,156	97,656,428
NVMMV1	81,273	805,574	648,558	-	648,558	3	648,555	648,555	-	648,555
NVMMV2	28,805,820	288,062,016	231,598,791	-	231,598,791	4	231,598,787	231,565,828	32,959	231,598,787
NVNMO1	6,448,945	62,785,647	75,968,577	36	75,968,613	-	75,968,613	75,809,329	159,284	75,968,613
NVNMO2	3,716,794	40,504,255	43,114,812	-	43,114,812	429	43,114,383	43,109,027	5,356	43,114,383
NVNSR1	157,392	2,107,894	2,102,757	-	2,102,757	49	2,102,708	2,102,708	-	2,102,708
NVNSR2	7,880,036	104,340,667	105,198,484	-	105,198,484	1	105,198,483	105,164,967	33,516	105,198,483
NVAMV1	2,505,323	40,163,638	38,506,814	145	38,506,959	-	38,506,959	38,480,817	26,142	38,506,959
NVAMV2	11,189,978	178,761,955	170,311,460	-	170,311,460	15	170,311,445	170,119,274	192,171	170,311,445
NVOLG1	22,493,928	397,988,355	399,492,162	1,269	399,493,431	-	399,493,431	398,939,922	553,509	399,493,431
NVOLG2	17,365,499	303,203,372	305,459,124	316	305,459,440	-	305,459,440	305,253,784	205,656	305,459,440
NVTIV3	18,312,466	209,443,523	189,900,275	-	189,900,275	71	189,900,204	189,880,932	19,272	189,900,204
DTRTFB	870,429	8,685,724	8,739,106	-	8,739,106	59	8,739,047	8,739,047	-	8,739,047
TRF	5,674,826	60,498,124	131,485,720	1,028	131,486,748	-	131,486,748	130,888,989	597,759	131,486,748
TRF2	4,879,188	66,010,071	112,611,648	-	112,611,648	51	112,611,597	112,585,840	25,757	112,611,597
EIF	220,431	4,201,793	4,386,573	-	4,386,573	5	4,386,568	4,386,568	-	4,386,568
EIF2	16,586,491	268,521,915	327,417,337	-	327,417,337	60	327,417,277	327,350,159	67,118	327,417,277
SCGF	411,058	6,964,600	6,568,700	-	6,568,700	73	6,568,627	6,568,627	-	6,568,627
SCGF2	2,857,722	45,186,152	40,922,579	-	40,922,579	582	40,921,997	40,915,829	6,168	40,921,997
SCF	3,565,394	67,458,229	60,683,003	220	60,683,223	-	60,683,223	60,484,876	198,347	60,683,223
SCF2	2,639,117	48,899,459	41,328,577	-	41,328,577	453	41,328,124	41,289,671	38,453	41,328,124
GEM	654,851	7,761,861	8,807,749	-	8,807,749	4	8,807,745	8,798,661	9,084	8,807,745
GEM2	4,137,748	48,318,712	54,949,290	-	54,949,290	550	54,948,740	54,828,054	120,686	54,948,740
GIG	1,313,043	13,979,299	14,285,903	359	14,286,262	-	14,286,262	14,250,205	36,057	14,286,262
NVIE6	4,055,745	42,123,490	43,720,926	-	43,720,926	89	43,720,837	43,690,147	30,690	43,720,837
SCVF	2,847,130	32,784,210	23,887,421	307	23,887,728	-	23,887,728	23,770,709	117,019	23,887,728
SCVF2	4,430,407	49,811,484	35,487,560	-	35,487,560	454	35,487,106	35,485,822	1,284	35,487,106
GVAGG2	11,256,796	325,227,377	374,175,887	-	374,175,887	168	374,175,719	374,098,028	77,691	374,175,719
GVAGR2	7,348,293	570,337,262	643,490,055	174	643,490,229	-	643,490,229	643,170,424	319,805	643,490,229
GVAGI2	64,999,532	3,253,156,903	3,652,973,725	-	3,652,973,725	467	3,652,973,258	3,652,605,180	368,078	3,652,973,258
GVDIVI	294,325	2,925,923	2,319,282	-	2,319,282	51	2,319,231	2,309,936	9,295	2,319,231

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
GVDIV2	6,774,424	63,560,848	52,975,999	-	52,975,999	563	52,975,436	52,967,430	8,006	52,975,436
NVSIX2	14,020,678	146,839,350	113,146,874	-	113,146,874	500	113,146,374	113,046,259	100,115	113,146,374
GVIX2	270,509	2,706,380	2,759,191	-	2,759,191	22	2,759,169	2,759,169	-	2,759,169
GVIX8	10,193,574	97,168,239	103,464,779	-	103,464,779	504	103,464,275	103,403,145	61,130	103,464,275
MCIF	12,470,768	290,246,581	269,119,165	82	269,119,247	-	269,119,247	269,028,856	90,391	269,119,247
GVEX2	44,049,627	701,794,323	859,848,728	1	859,848,729	-	859,848,729	859,690,531	158,198	859,848,729
GVIDA	12,852,049	151,132,791	159,365,408	129	159,365,537	-	159,365,537	159,314,343	51,194	159,365,537
NAMAA2	195,165,874	2,056,435,757	2,302,957,309	-	2,302,957,309	553	2,302,956,756	2,302,956,756	-	2,302,956,756
GVDMA	54,389,202	608,613,253	680,408,912	50,085	680,458,997	-	680,458,997	680,301,892	157,105	680,458,997
GVIDM	180,213,010	1,992,283,739	2,090,470,919	-	2,090,470,919	957	2,090,469,962	2,089,633,792	836,170	2,090,469,962
GVDMC	66,811,348	721,516,209	713,545,198	290	713,545,488	-	713,545,488	713,356,346	189,142	713,545,488
GVIDC	58,307,589	592,376,841	581,909,733	-	581,909,733	35	581,909,698	581,852,781	56,917	581,909,698
GVAAA2	258,752,963	5,254,326,468	6,766,389,994	157	6,766,390,151	-	6,766,390,151	6,765,651,488	738,663	6,766,390,151
NVCRA2	7,414,074	73,904,535	72,138,944	-	72,138,944	244	72,138,700	72,133,662	5,038	72,138,700
NVCMA2	35,456,568	346,500,113	310,244,966	-	310,244,966	131	310,244,835	310,244,835	-	310,244,835
NVCCA2	240,228,982	2,496,686,879	2,397,485,240	-	2,397,485,240	6,130	2,397,479,110	2,397,275,270	203,840	2,397,479,110
NVCMD2	232,919,247	2,470,730,308	2,366,459,553	-	2,366,459,553	189	2,366,459,364	2,366,315,044	144,320	2,366,459,364
NVCRB2	196,303,723	2,130,769,299	2,043,521,759	-	2,043,521,759	282	2,043,521,477	2,043,288,342	233,135	2,043,521,477
NVCMC2	70,000,783	750,250,874	719,608,052	108	719,608,160	-	719,608,160	719,567,509	40,651	719,608,160
NVCCN2	60,621,130	632,266,102	617,123,108	-	617,123,108	16	617,123,092	617,094,844	28,248	617,123,092
NVDBL2	99,836,333	1,459,164,818	1,523,502,438	-	1,523,502,438	146	1,523,502,292	1,523,490,816	11,476	1,523,502,292
NVDCA2	80,082,546	1,266,517,581	1,397,440,435	-	1,397,440,435	502	1,397,439,933	1,397,418,551	21,382	1,397,439,933
NVLM2	1,369,577	16,790,312	17,489,495	-	17,489,495	111	17,489,384	17,489,384	-	17,489,384
NVLCA2	1,725,216	22,299,096	22,669,337	37,035	22,706,372	-	22,706,372	22,706,372	-	22,706,372
NCPG2	121,887,784	1,290,008,528	1,290,791,631	-	1,290,791,631	412	1,290,791,219	1,290,791,219	-	1,290,791,219
NCPGI2	55,104,487	580,492,581	580,250,245	-	580,250,245	313	580,249,932	580,249,932	-	580,249,932
IDPG2	96,444,305	1,040,465,762	1,108,145,070	-	1,108,145,070	285	1,108,144,785	1,108,144,785	-	1,108,144,785
IDPGI2	42,879,007	458,026,136	473,813,024	-	473,813,024	43	473,812,981	473,812,981	-	473,812,981
AMTB	5,943,772	63,115,241	62,825,666	-	62,825,666	3	62,825,663	62,808,951	16,712	62,825,663
AMINS	8,434	113,103	116,475	-	116,475	5	116,470	116,470	-	116,470
AMCG	488	13,674	14,532	239	14,771	-	14,771	-	14,771	14,771
AMMCGS	116,362	2,838,404	3,158,058	-	3,158,058	73	3,157,985	3,157,985	-	3,157,985
AMSRS	591,476	12,468,225	15,904,782	-	15,904,782	437	15,904,345	15,844,032	60,313	15,904,345
NOTB4	882,151	10,087,777	10,056,517	-	10,056,517	97	10,056,420	10,056,420	-	10,056,420
NOTG4	442,361	5,136,059	5,078,301	-	5,078,301	59	5,078,242	5,078,242	-	5,078,242
NOTMG4	628,624	7,453,567	7,455,479	-	7,455,479	98	7,455,381	7,455,381	-	7,455,381
PMVSTA	6,700,821	69,347,508	69,152,471	-	69,152,471	3,665	69,148,806	69,148,806	-	69,148,806
PMVIV	23,647	253,837	257,044	-	257,044	27	257,017	257,017	-	257,017
PMVRA	21,012	257,757	265,596	-	265,596	19	265,577	265,577	-	265,577
PMVFHA	59,951	654,719	678,642	-	678,642	49	678,593	678,593	-	678,593

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMUBA	5,494	57,476	57,083	11	57,094	-	57,094	57,094	-	57,094
PMVAAD	3,888,145	41,651,307	42,458,540	-	42,458,540	384	42,458,156	42,412,486	45,670	42,458,156
PMVFAD	1,551,968	16,230,830	15,597,281	-	15,597,281	1,271	15,596,010	15,596,010	-	15,596,010
PMVLAD	37,484,350	390,792,585	382,340,369	-	382,340,369	25,757	382,314,612	382,289,769	24,843	382,314,612
PMVTRD	32,987,372	362,044,436	363,520,845	-	363,520,845	28,617	363,492,228	363,477,084	15,144	363,492,228
PMVRSD	18,982	128,489	123,193	-	123,193	9	123,184	123,184	-	123,184
PMVEBD	984,405	12,669,768	12,984,307	-	12,984,307	1,758	12,982,549	12,978,458	4,091	12,982,549
PMVHYD	32,331	247,037	257,028	-	257,028	38	256,990	256,990	-	256,990
PVEIB	107,741	2,686,099	2,896,068	-	2,896,068	115	2,895,953	2,895,953	-	2,895,953
PVGOB	335,307	3,435,247	3,782,261	-	3,782,261	64	3,782,197	3,782,197	-	3,782,197
PVTIGB	1,207,381	17,489,137	18,098,637	-	18,098,637	138	18,098,499	18,098,499	-	18,098,499
HVSIT	1,469,450	18,866,404	17,486,450	-	17,486,450	345	17,486,105	17,482,244	3,861	17,486,105
ROCSC	33,076	281,076	270,890	-	270,890	8	270,882	270,882	-	270,882
TRHS2	5,938,696	235,662,353	281,969,279	-	281,969,279	181	281,969,098	281,656,169	312,929	281,969,098
VVGGS	29,674	219,316	256,090	-	256,090	7	256,083	256,083	-	256,083
VWHAS	1,420,088	28,784,990	25,930,800	-	25,930,800	298	25,930,502	25,916,249	14,253	25,930,502
VWBF	706,131	6,640,736	6,150,399	628	6,151,027	-	6,151,027	6,133,783	17,244	6,151,027
VWEM	1,024,380	13,356,748	15,509,113	533	15,509,646	-	15,509,646	15,492,202	17,444	15,509,646
VWHA	552,623	16,475,636	10,521,939	37	10,521,976	-	10,521,976	10,480,871	41,105	10,521,976
VYDS	13,185	150,332	162,443	-	162,443	18	162,425	162,425	-	162,425
VRVDRA	109,512	2,219,342	2,030,344	-	2,030,344	343,320	1,687,024	1,687,024	-	1,687,024
SVDF	1,508	38,827	49,546	188	49,734	-	49,734	-	49,734	49,734
SVOF	10,086	235,963	269,101	210	269,311	-	269,311	-	269,311	269,311
WFVSCG	9,747,168	99,343,097	96,594,435	27	96,594,462	-	96,594,462	96,591,484	2,978	96,594,462
WFVOG2	453	11,176	13,826	13	13,839	-	13,839	13,839	-	13,839
Total (unaudited)			$55,503,922,499	$976,112	$55,504,898,611	$441,793	$55,504,456,818	$55,490,273,506	$14,183,312	$55,504,456,818

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2019, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	Total (unaudited)	ALVBWB	ALVGIB	ALVIVB	ALVDAA	ALVDAB	ALVSVA	ALVSVB
Reinvested dividends	$1,068,164,501	8,994	44,379	8,987	1,063	257,491	4,495	313,815
Mortality and expense risk charges (note 2)	(780,495,171)	(1,433)	(64,576)	(12,060)	(311)	(261,917)	(3,107)	(1,582,606)
Net investment income (loss)	287,669,330	7,561	(20,197)	(3,073)	752	(4,426)	1,388	(1,268,791)
Realized gain (loss) on investments	624,926,283	(19,942)	221,641	(28,167)	371	123,805	(41,753)	(3,789,502)
Change in unrealized gain (loss) on investments	4,295,026,187	23,801	165,616	144,229	5,982	1,626,256	81,145	10,377,766
Net gain (loss) on investments	4,919,952,470	3,859	387,257	116,062	6,353	1,750,061	39,392	6,588,264
Reinvested capital gains	3,282,821,928	46,660	466,489	-	59	16,293	83,869	10,839,184
Net increase (decrease) in contract owners’ equity resulting from operations	$8,490,443,728	58,080	833,549	112,989	7,164	1,761,928	124,649	16,158,657

Investment Activity:	ALMCS	ARLPE3	AAEIP3	ACVIP1	ACVB	ACVCA	ACVIG	ACVIG2
Reinvested dividends	$-	-	366	46,548	408,656	-	279,374	63,077
Mortality and expense risk charges (note 2)	(3,506)	(360)	(85)	(7,447)	(351,420)	(423)	(180,369)	(47,361)
Net investment income (loss)	(3,506)	(360)	281	39,101	57,236	(423)	99,005	15,716
Realized gain (loss) on investments	27,121	60	16	(1,890)	1,032,579	439	747,998	104,491
Change in unrealized gain (loss) on investments	28,498	19,067	3,451	107,557	2,726,758	3,467	672,896	254,317
Net gain (loss) on investments	55,619	19,127	3,467	105,667	3,759,337	3,906	1,420,894	358,808
Reinvested capital gains	36,993	734	-	-	596,471	5,142	1,183,287	296,045
Net increase (decrease) in contract owners’ equity resulting from operations	$89,106	19,501	3,748	144,768	4,413,044	8,625	2,703,186	670,569

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	ACVIP2	ACVI	ACVMV1	ACVMV2	AMVCB4	AMVBC4	AMVI4	AMVGS4
Reinvested dividends	$4,688,706	57	214,737	2,957,406	3,651	9,486	6,287	14
Mortality and expense risk charges (note 2)	(3,072,912)	(93)	(127,738)	(2,440,967)	(738)	(2,310)	(2,751)	(1,841)
Net investment income (loss)	1,615,794	(36)	86,999	516,439	2,913	7,176	3,536	(1,827)
Realized gain (loss) on investments	(7,344,659)	(45)	125,277	1,868,400	19	(8,346)	(1,229)	233
Change in unrealized gain (loss) on investments	20,172,194	1,228	1,219,366	17,862,198	17,979	37,753	74,566	63,210
Net gain (loss) on investments	12,827,535	1,183	1,344,643	19,730,598	17,998	29,407	73,337	63,443
Reinvested capital gains	-	342	1,106,312	16,631,278	-	36,940	13,775	10,790
Net increase (decrease) in contract owners’ equity resulting from operations	$14,443,329	1,489	2,537,954	36,878,315	20,911	73,523	90,648	72,406

Investment Activity:	AFGF	AFHY	AVPAP2	AFGC	BRVED3	BRVHY3	BRVTR3	MLVGA3
Reinvested dividends	$99,330	31,135	16,997,833	13,700	4,119,888	2,188,675	8,615,212	4,056,427
Mortality and expense risk charges (note 2)	(131,871)	(6,341)	(11,213,680)	(8,214)	(3,338,311)	(634,772)	(4,621,333)	(5,353,850)
Net investment income (loss)	(32,541)	24,794	5,784,153	5,486	781,577	1,553,903	3,993,879	(1,297,423)
Realized gain (loss) on investments	278,682	4,086	7,554,193	5,294	3,668,505	(112,894)	339,629	(2,037,524)
Change in unrealized gain (loss) on investments	1,287,502	20,068	64,583,504	15,891	31,158,239	2,986,344	18,085,961	38,288,560
Net gain (loss) on investments	1,566,184	24,154	72,137,697	21,185	34,826,744	2,873,450	18,425,590	36,251,036
Reinvested capital gains	1,052,808	-	31,194,882	-	15,581,116	-	1,220,830	12,719,919
Net increase (decrease) in contract owners’ equity resulting from operations	$2,586,451	48,948	109,116,732	26,671	51,189,437	4,427,353	23,640,299	47,673,532

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	DVMCSS	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS	DVDLS
Reinvested dividends	$125,485	626,174	3,662,957	1,910,960	532,692	297,095	826,408	-
Mortality and expense risk charges (note 2)	(502,511)	(1,004,272)	(2,866,100)	(1,921,769)	(479,832)	(338,708)	(1,361,023)	(11,400)
Net investment income (loss)	(377,026)	(378,098)	796,857	(10,809)	52,860	(41,613)	(534,615)	(11,400)
Realized gain (loss) on investments	(527,313)	1,870,302	10,795,996	10,093,791	1,377,602	(89,538)	(2,399,278)	(20,724)
Change in unrealized gain (loss) on investments	3,796,899	5,270,214	32,140,364	16,166,722	7,455,471	4,699,214	18,278,513	23,735
Net gain (loss) on investments	3,269,586	7,140,516	42,936,360	26,260,513	8,833,073	4,609,676	15,879,235	3,011
Reinvested capital gains	2,275,580	5,975,171	11,036,439	6,860,537	1,178,797	2,863,406	10,390,499	162,387
Net increase (decrease) in contract owners’ equity resulting from operations	$5,168,140	12,737,589	54,769,656	33,110,241	10,064,730	7,431,469	25,735,119	153,998

Investment Activity:	DGI	CHSMM	CLVHY2	DWVVLS	DWVSVS	ETVFR	FVU2S	FQB
Reinvested dividends	$140,355	102,593	343,391	35,345	457,354	3,168,342	10,632	146,303
Mortality and expense risk charges (note 2)	(173,830)	(50,787)	(85,348)	(10,857)	(903,569)	(1,160,992)	(7,804)	(64,969)
Net investment income (loss)	(33,475)	51,806	258,043	24,488	(446,215)	2,007,350	2,828	81,334
Realized gain (loss) on investments	710,612	-	(32,063)	20,077	779,641	58,158	57	(22,885)
Change in unrealized gain (loss) on investments	981,180	-	462,870	231,936	7,604,064	1,839,155	87,285	317,598
Net gain (loss) on investments	1,691,792	-	430,807	252,013	8,383,705	1,897,313	87,342	294,713
Reinvested capital gains	1,462,853	-	-	166,089	4,715,968	-	-	190
Net increase (decrease) in contract owners’ equity resulting from operations	$3,121,170	51,806	688,850	442,590	12,653,458	3,904,663	90,170	376,237

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	FQBS	FEMS2	FC2	FEIP	FVSS2	FHIP	FAMP	FB2
Reinvested dividends	$436,930	99,734	14,373	5,227,561	70,994	1,900,833	1,500,025	8,860,857
Mortality and expense risk charges (note 2)	(236,842)	(101,642)	(40,128)	(3,535,069)	(70,927)	(506,081)	(1,157,174)	(7,302,712)
Net investment income (loss)	200,088	(1,908)	(25,755)	1,692,492	67	1,394,752	342,851	1,558,145
Realized gain (loss) on investments	(46,863)	318,771	6,264	(287,123)	289,174	(393,199)	181,209	1,195,420
Change in unrealized gain (loss) on investments	1,022,190	751,782	712,851	41,589,850	621,534	3,765,049	9,212,432	77,730,304
Net gain (loss) on investments	975,327	1,070,553	719,115	41,302,727	910,708	3,371,850	9,393,641	78,925,724
Reinvested capital gains	625	-	-	17,158,685	488,669	-	3,731,035	21,546,765
Net increase (decrease) in contract owners’ equity resulting from operations	$1,176,040	1,068,645	693,360	60,153,904	1,399,444	4,766,602	13,467,527	102,030,634

Investment Activity:	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Reinvested dividends	$1,135,434	5,202,266	97,790	4,757,951	160,890	7,052,797	242,184	1,165,962
Mortality and expense risk charges (note 2)	(1,020,293)	(4,466,838)	(65,067)	(3,618,502)	(115,162)	(5,861,237)	(161,785)	(1,070,194)
Net investment income (loss)	115,141	735,428	32,723	1,139,449	45,728	1,191,560	80,399	95,768
Realized gain (loss) on investments	(5,619,277)	4,361,002	20,246	3,214,681	102,549	10,103,519	363,304	642,056
Change in unrealized gain (loss) on investments	10,378,292	40,048,524	400,445	17,556,636	850,711	33,431,865	1,629,073	9,986,751
Net gain (loss) on investments	4,759,015	44,409,526	420,691	20,771,317	953,260	43,535,384	1,992,377	10,628,807
Reinvested capital gains	42,282	19,123,335	201,406	10,164,867	492,601	22,189,642	424,168	2,342,284
Net increase (decrease) in contract owners’ equity resulting from operations	$4,916,438	64,268,289	654,820	32,075,633	1,491,589	66,916,586	2,496,944	13,066,859

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	FGI2	FGP	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP
Reinvested dividends	$14,079,066	1,011,108	216,435	360,936	19,808,063	128,367	1,556,636	843,366
Mortality and expense risk charges (note 2)	(5,806,936)	(5,179,682)	(6,140,777)	(175,523)	(10,415,064)	(217,084)	(3,605,386)	(657,385)
Net investment income (loss)	8,272,130	(4,168,574)	(5,924,342)	185,413	9,392,999	(88,717)	(2,048,750)	185,981
Realized gain (loss) on investments	1,230,094	31,640,192	6,112,922	16,513	(1,833,859)	16,259	132,747	264,456
Change in unrealized gain (loss) on investments	58,950,274	56,539,514	81,987,671	795,511	46,333,027	1,429,815	19,921,547	9,153,417
Net gain (loss) on investments	60,180,368	88,179,706	88,100,593	812,024	44,499,168	1,446,074	20,054,294	9,417,873
Reinvested capital gains	31,114,208	24,159,048	24,651,354	-	-	1,844,366	27,098,459	1,802,471
Net increase (decrease) in contract owners’ equity resulting from operations	$99,566,706	108,170,180	106,827,605	997,437	53,892,167	3,201,723	45,104,003	11,406,325

Investment Activity:	FO2	FVSS	FRESS2	FTVIS2	FTVRD2	FTVSV2	FTVMD2	FTVDM2
Reinvested dividends	$1,394,268	58,836	135,185	12,560,330	422,707	814,214	20,755	92,851
Mortality and expense risk charges (note 2)	(1,447,615)	(50,382)	(124,855)	(3,762,756)	(496,377)	(1,145,297)	(5,688)	(133,267)
Net investment income (loss)	(53,347)	8,454	10,330	8,797,574	(73,670)	(331,083)	15,067	(40,416)
Realized gain (loss) on investments	527,688	141,326	613,503	418,114	1,876,192	(6,881,550)	(35,391)	131,287
Change in unrealized gain (loss) on investments	17,367,722	535,939	616,391	17,919,804	1,028,864	11,151,631	160,573	1,958,989
Net gain (loss) on investments	17,895,410	677,265	1,229,894	18,337,918	2,905,056	4,270,081	125,182	2,090,276
Reinvested capital gains	3,542,648	370,679	119,367	3,796,198	5,242,003	12,970,972	130,381	-
Net increase (decrease) in contract owners’ equity resulting from operations	$21,384,711	1,056,398	1,359,591	30,931,690	8,073,389	16,909,970	270,630	2,049,860

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	TIF2	FTVGI2	FTVFA2	FTVSI2	GVMSAS	GVSSCS	GVGMNS	RSRF
Reinvested dividends	$483,346	7,397,758	3,020,123	75,692	43,693	1,112	149,645	33
Mortality and expense risk charges (note 2)	(417,483)	(1,646,838)	(1,424,037)	(6,567)	(15,065)	(2,896)	(169,181)	(22)
Net investment income (loss)	65,863	5,750,920	1,596,086	69,125	28,628	(1,784)	(19,536)	11
Realized gain (loss) on investments	(1,312,523)	(1,876,271)	(1,099,522)	(743)	99	(81,869)	114,046	(43)
Change in unrealized gain (loss) on investments	3,849,551	(3,306,061)	7,814,328	28,316	18,113	225,568	498,807	342
Net gain (loss) on investments	2,537,028	(5,182,332)	6,714,806	27,573	18,212	143,699	612,853	299
Reinvested capital gains	288,506	-	5,567,784	-	-	11,266	437,634	-
Net increase (decrease) in contract owners’ equity resulting from operations	$2,891,397	568,588	13,878,676	96,698	46,840	153,181	1,030,951	310

Investment Activity:	RVARS	ACEG2	IVMCC2	IVKMG2	IVBRA1	OVIGS	OVMS	OVB
Reinvested dividends	$336,925	-	30,781	-	-	389,681	528,058	539,630
Mortality and expense risk charges (note 2)	(237,050)	(67,260)	(240,925)	(222,393)	(918)	(864,546)	(314,449)	(214,864)
Net investment income (loss)	99,875	(67,260)	(210,144)	(222,393)	(918)	(474,865)	213,609	324,766
Realized gain (loss) on investments	86,467	163,904	(527,815)	(15,024)	(6,584)	323,135	(88,918)	145,032
Change in unrealized gain (loss) on investments	284,904	563,225	2,095,074	2,204,699	34,988	10,222,603	2,977,265	780,631
Net gain (loss) on investments	371,371	727,129	1,567,259	2,189,675	28,404	10,545,738	2,888,347	925,663
Reinvested capital gains	-	683,909	1,579,235	2,168,599	-	2,694,175	374,032	-
Net increase (decrease) in contract owners’ equity resulting from operations	$471,246	1,343,778	2,936,350	4,135,881	27,486	12,765,048	3,475,988	1,250,429

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$1,169,974	816,512	15,946	121,040	1,508,748	11,505	-	-
Mortality and expense risk charges (note 2)	(1,712,347)	(1,880,235)	(6,883)	(143,405)	(2,831,242)	(72,834)	(1,517,736)	(145,240)
Net investment income (loss)	(542,373)	(1,063,723)	9,063	(22,365)	(1,322,494)	(61,329)	(1,517,736)	(145,240)
Realized gain (loss) on investments	9,260,073	(635,655)	3,933	25,910	13,057,985	(244,991)	(1,306,249)	245,559
Change in unrealized gain (loss) on investments	5,981,307	13,483,731	282,821	1,103,086	5,536,661	954,808	14,523,402	1,844,169
Net gain (loss) on investments	15,241,380	12,848,076	286,754	1,128,996	18,594,646	709,817	13,217,153	2,089,728
Reinvested capital gains	18,480,518	18,439,810	78,188	1,822,125	29,929,637	531,307	9,136,201	1,343,579
Net increase (decrease) in contract owners’ equity resulting from operations	$33,179,525	30,224,163	374,005	2,928,756	47,201,789	1,179,795	20,835,618	3,288,067

Investment Activity:	OVSB	OVSBS	WRPMCV	WRPMAV	WRPMMV	WRASP	WRENG	WRHIP
Reinvested dividends	$58,990	210,456	28,809	167,964	95,787	3,088,592	-	5,199,428
Mortality and expense risk charges (note 2)	(20,899)	(92,208)	(7,173)	(31,666)	(24,516)	(2,543,469)	(24)	(1,291,283)
Net investment income (loss)	38,091	118,248	21,636	136,298	71,271	545,123	(24)	3,908,145
Realized gain (loss) on investments	(7,696)	(121,219)	382	(43,052)	31,444	(9,101,876)	(489)	270,893
Change in unrealized gain (loss) on investments	107,139	544,338	130,238	620,476	456,762	29,568,535	237	2,905,154
Net gain (loss) on investments	99,443	423,119	130,620	577,424	488,206	20,466,659	(252)	3,176,047
Reinvested capital gains	-	-	76,704	507,353	240,599	5,896,850	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	$137,534	541,367	228,960	1,221,075	800,076	26,908,632	(276)	7,084,192

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	JPICB2	JPMMV1
Reinvested dividends	$-	621	26,864	611,081	1,231,899	117,022	-	183,757
Mortality and expense risk charges (note 2)	(1,784,952)	(88)	(5,275)	(94,602)	(180,363)	(20,165)	(1,339)	(149,358)
Net investment income (loss)	(1,784,952)	533	21,589	516,479	1,051,536	96,857	(1,339)	34,399
Realized gain (loss) on investments	4,210,081	(809)	6,255	(582,073)	(1,314,170)	(47,956)	2	118,786
Change in unrealized gain (loss) on investments	12,048,222	1,648	77,498	2,146,174	4,530,873	378,811	(2,261)	1,561,087
Net gain (loss) on investments	16,258,303	839	83,753	1,564,101	3,216,703	330,855	(2,259)	1,679,873
Reinvested capital gains	17,779,311	1,981	66,515	1,885,863	4,189,120	324,288	-	762,979
Net increase (decrease) in contract owners’ equity resulting from operations	$32,252,662	3,353	171,857	3,966,443	8,457,359	752,000	(3,598)	2,477,251

Investment Activity:	JABS	JAMGS	JAFBS	JACAS	JAGTS	JAIGS	LZREMS	LOVTRC
Reinvested dividends	$164,408	1,014	1,830,558	29,094	598,749	640,856	383,283	1,332,243
Mortality and expense risk charges (note 2)	(119,470)	(9,380)	(955,086)	(1,965,162)	(2,335,065)	(515,153)	(690,342)	(645,645)
Net investment income (loss)	44,938	(8,366)	875,472	(1,936,068)	(1,736,316)	125,703	(307,059)	686,598
Realized gain (loss) on investments	645,292	119,527	(189,654)	1,789,884	9,718,366	(1,752,298)	1,013,804	(145,115)
Change in unrealized gain (loss) on investments	926,686	359,970	3,935,450	28,255,755	33,319,039	9,455,308	5,913,644	2,429,740
Net gain (loss) on investments	1,571,978	479,497	3,745,796	30,045,639	43,037,405	7,703,010	6,927,448	2,284,625
Reinvested capital gains	277,055	130,202	-	11,323,419	9,940,454	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	$1,893,971	601,333	4,621,268	39,432,990	51,241,543	7,828,713	6,620,389	2,971,223

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	LOVSDC	MNCPS2	M2IGSS	MNDSC	MVUSC	MVFSC	MVIGSC	MVIVSC
Reinvested dividends	$2,178	730	21,831	-	7,539	6,869,596	6,603	4,171,006
Mortality and expense risk charges (note 2)	(313)	(334)	(95,488)	(807,203)	(1,076)	(5,632,433)	(8,910)	(4,389,130)
Net investment income (loss)	1,865	396	(73,657)	(807,203)	6,463	1,237,163	(2,307)	(218,124)
Realized gain (loss) on investments	3	(50)	178,383	1,536,946	(584)	22,306,709	(71,288)	11,947,954
Change in unrealized gain (loss) on investments	236	3,665	1,364,961	5,024,982	35,777	48,996,359	143,263	39,939,427
Net gain (loss) on investments	239	3,615	1,543,344	6,561,928	35,193	71,303,068	71,975	51,887,381
Reinvested capital gains	-	7,170	504,007	10,070,543	597	16,506,174	73,166	8,743,532
Net increase (decrease) in contract owners' equity resulting from operations	$2,104	11,181	1,973,694	15,825,268	42,253	89,046,405	142,834	60,412,789

Investment Activity:	MGRFV	MSGI2	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE
Reinvested dividends	$66	319,943	117,892	386,139	71,555	29,904	9,816	351
Mortality and expense risk charges (note 2)	(16)	(199,759)	(37,436)	(149,436)	(18,045)	(5,376)	(3,997)	(273)
Net investment income (loss)	50	120,184	80,456	236,703	53,510	24,528	5,819	78
Realized gain (loss) on investments	16	33,076	145,967	101,484	16,430	(5,503)	1,397	1,073
Change in unrealized gain (loss) on investments	(104)	2,064,805	37,185	505,217	90,421	50,369	32,086	1,093
Net gain (loss) on investments	(88)	2,097,881	183,152	606,701	106,851	44,866	33,483	2,166
Reinvested capital gains	293	569,931	-	-	-	-	18,368	698
Net increase (decrease) in contract owners' equity resulting from operations	$255	2,787,996	263,608	843,404	160,361	69,394	57,670	2,942

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	MSVREB	NVFIII	GBF	MSBF	HIBF	GVABD2	NVLCP2	NVCBD1
Reinvested dividends	$33	24,621	4,053,106	10,707,476	3,228,199	61,082,488	1,934,122	106,521
Mortality and expense risk charges (note 2)	(27)	(10,329)	(2,701,013)	(3,409,373)	(933,849)	(46,178,151)	(994,294)	(43,868)
Net investment income (loss)	6	14,292	1,352,093	7,298,103	2,294,350	14,904,337	939,828	62,653
Realized gain (loss) on investments	154	7,491	(1,752,774)	(1,681,671)	756,609	16,390,010	(170,679)	34,669
Change in unrealized gain (loss) on investments	82	(27,293)	8,743,038	10,826,728	4,154,130	185,482,176	4,336,645	127,782
Net gain (loss) on investments	236	(19,802)	6,990,264	9,145,057	4,910,739	201,872,186	4,165,966	162,451
Reinvested capital gains	76	13,352	-	-	-	10,825,818	-	-
Net increase (decrease) in contract owners' equity resulting from operations	$318	7,842	8,342,357	16,443,160	7,205,089	227,602,341	5,105,794	225,104

Investment Activity:	NVCBD2	NVSTB2	NVBX	SAM	NVGEII	NJMMA2	NJNDE2	NVMGA2
Reinvested dividends	$2,714,807	3,278,435	20,496	9,098,984	9,879	1,414	1,069	1,523,842
Mortality and expense risk charges (note 2)	(1,454,401)	(2,246,248)	(1,821)	(7,630,483)	(7,754)	(1,464)	(867)	(3,862,929)
Net investment income (loss)	1,260,406	1,032,187	18,675	1,468,501	2,125	(50)	202	(2,339,087)
Realized gain (loss) on investments	(94,822)	(1,003,869)	77	-	3,526	13	33	572,631
Change in unrealized gain (loss) on investments	5,316,997	3,587,210	696	-	134,296	6,190	24,111	29,595,239
Net gain (loss) on investments	5,222,175	2,583,341	773	-	137,822	6,203	24,144	30,167,870
Reinvested capital gains	-	-	-	-	11,026	-	-	6,911,023
Net increase (decrease) in contract owners' equity resulting from operations	$6,482,581	3,615,528	19,448	1,468,501	150,973	6,153	24,346	34,739,806

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NAMGI2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMIG1
Reinvested dividends	$7,097,118	353,316	4,377,327	671,566	17,180,625	-	-	258,735
Mortality and expense risk charges (note 2)	(5,866,272)	(120,091)	(1,780,379)	(44,103)	(1,160,833)	(2,308,574)	(1,779,292)	(278,347)
Net investment income (loss)	1,230,846	233,225	2,596,948	627,463	16,019,792	(2,308,574)	(1,779,292)	(19,612)
Realized gain (loss) on investments	909,398	(18,929)	(21,367)	(104,926)	(1,428,375)	6,629,580	(5,070,783)	(388,170)
Change in unrealized gain (loss) on investments	58,109,471	848,581	11,102,949	(84,902)	(4,645,527)	2,119,857	10,786,045	4,700,681
Net gain (loss) on investments	59,018,869	829,652	11,081,582	(189,828)	(6,073,902)	8,749,437	5,715,262	4,312,511
Reinvested capital gains	18,700,573	1,203,772	14,974,105	246,664	5,625,297	44,016,105	29,545,635	1,343,193
Net increase (decrease) in contract owners' equity resulting from operations	$78,950,288	2,266,649	28,652,635	684,299	15,571,187	50,456,968	33,481,605	5,636,092

Investment Activity:	NVMIG6	NVRE1	NVRE2	NVMMV1	NVMMV2	NVNMO1	NVNMO2	NVNSR1
Reinvested dividends	$872,219	732,137	1,421,947	14,754	5,031,768	461,829	228,552	16,343
Mortality and expense risk charges (note 2)	(1,424,912)	(584,866)	(1,463,006)	(3,164)	(3,244,329)	(970,837)	(625,495)	(26,565)
Net investment income (loss)	(552,693)	147,271	(41,059)	11,590	1,787,439	(509,008)	(396,943)	(10,222)
Realized gain (loss) on investments	3,727,688	(1,076,756)	(1,423,079)	(27,080)	(6,544,540)	2,231,541	1,324,883	(81,247)
Change in unrealized gain (loss) on investments	16,388,068	11,769,139	23,025,386	38,668	9,982,958	9,171,508	5,204,244	339,592
Net gain (loss) on investments	20,115,756	10,692,383	21,602,307	11,588	3,438,418	11,403,049	6,529,127	258,345
Reinvested capital gains	5,912,227	-	-	114,157	40,213,968	5,862,075	3,343,833	200,511
Net increase (decrease) in contract owners' equity resulting from operations	$25,475,290	10,839,654	21,561,248	137,335	45,439,825	16,756,116	9,476,017	448,634

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NVNSR2	NVAMV1	NVAMV2	NVOLG1	NVOLG2	NVTIV3	DTRTFB	TRF
Reinvested dividends	$730,998	968,806	4,041,059	6,279,126	4,060,118	4,467,243	263,931	1,441,190
Mortality and expense risk charges (note 2)	(1,576,149)	(493,088)	(2,423,781)	(4,973,521)	(4,069,701)	(2,759,042)	(100,822)	(1,667,369)
Net investment income (loss)	(845,151)	475,718	1,617,278	1,305,605	(9,583)	1,708,201	163,109	(226,179)
Realized gain (loss) on investments	6,641,110	485,656	(1,850,167)	9,742,258	(4,385,492)	1,676,428	26,958	8,613,128
Change in unrealized gain (loss) on investments	5,270,364	3,284,602	18,104,147	4,696,528	16,051,245	(860,109)	103,335	16,498,962
Net gain (loss) on investments	11,911,474	3,770,258	16,253,980	14,438,786	11,665,753	816,319	130,293	25,112,090
Reinvested capital gains	11,257,304	4,051,728	17,876,349	96,430,002	68,289,238	16,421,785	-	5,358,500
Net increase (decrease) in contract owners' equity resulting from operations	$22,323,627	8,297,704	35,747,607	112,174,393	79,945,408	18,946,305	293,402	30,244,411

Investment Activity:	TRF2	EIF	EIF2	SCGF	SCGF2	SCF	SCF2	GEM
Reinvested dividends	$988,440	73,051	4,910,846	-	-	42,285	-	194,192
Mortality and expense risk charges (note 2)	(1,615,652)	(17,515)	(4,107,201)	(80,482)	(580,760)	(792,593)	(601,305)	(103,184)
Net investment income (loss)	(627,212)	55,536	803,645	(80,482)	(580,760)	(750,308)	(601,305)	91,008
Realized gain (loss) on investments	14,753,218	(30,301)	6,796,829	(128,166)	(293,111)	899,993	(2,453,956)	131,937
Change in unrealized gain (loss) on investments	6,215,676	720,030	43,237,510	290,025	158,252	5,795,975	6,559,275	1,338,309
Net gain (loss) on investments	20,968,894	689,729	50,034,339	161,859	(134,859)	6,695,968	4,105,319	1,470,246
Reinvested capital gains	4,631,916	146,201	11,573,711	1,667,975	10,937,783	6,641,946	4,811,073	-
Net increase (decrease) in contract owners' equity resulting from operations	$24,973,598	891,466	62,411,695	1,749,352	10,222,164	12,587,606	8,315,087	1,561,254

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	GEM2	GIG	NVIE6	SCVF	SCVF2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$1,134,653	366,597	1,002,763	247,315	302,862	2,184,715	2,061,051	43,782,553
Mortality and expense risk charges (note 2)	(829,339)	(191,152)	(677,726)	(319,202)	(545,747)	(5,136,453)	(9,167,363)	(48,283,750)
Net investment income (loss)	305,314	175,445	325,037	(71,887)	(242,885)	(2,951,738)	(7,106,312)	(4,501,197)
Realized gain (loss) on investments	288,774	(40,710)	(276,655)	550,254	(2,764,139)	11,151,511	22,212,277	68,482,858
Change in unrealized gain (loss) on investments	9,173,147	1,593,391	4,857,869	(4,023,582)	(2,883,314)	57,377,842	45,928,624	333,113,418
Net gain (loss) on investments	9,461,921	1,552,681	4,581,214	(3,473,328)	(5,647,453)	68,529,353	68,140,901	401,596,276
Reinvested capital gains	-	645,702	1,907,829	7,373,925	11,286,911	28,599,372	84,344,657	301,949,354
Net increase (decrease) in contract owners' equity resulting from operations	$9,767,235	2,373,828	6,814,080	3,828,710	5,396,573	94,176,987	145,379,246	699,044,433

Investment Activity:	GVDIVI	GVDIV2	NVSIX2	GVIX2	GVIX8	MCIF	GVEX2	GVIDA
Reinvested dividends	$509,793	11,725,852	999,602	86,702	2,990,853	3,379,562	14,527,468	3,030,800
Mortality and expense risk charges (note 2)	(30,140)	(774,554)	(1,597,588)	(14,348)	(1,418,970)	(3,844,974)	(11,833,156)	(2,519,533)
Net investment income (loss)	479,653	10,951,298	(597,986)	72,354	1,571,883	(465,412)	2,694,312	511,267
Realized gain (loss) on investments	(50,840)	(1,279,662)	(2,940,718)	37,761	270,981	6,001,853	11,566,295	8,150,856
Change in unrealized gain (loss) on investments	(211,448)	(4,905,924)	(14,450,894)	374,499	14,103,605	6,156,457	137,277,218	8,211,447
Net gain (loss) on investments	(262,288)	(6,185,586)	(17,391,612)	412,260	14,374,586	12,158,310	148,843,513	16,362,303
Reinvested capital gains	92,297	2,114,428	38,288,355	5,375	186,217	39,910,116	31,932,459	13,735,105
Net increase (decrease) in contract owners' equity resulting from operations	$309,662	6,880,140	20,298,757	489,989	16,132,686	51,603,014	183,470,284	30,608,675

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NAMAA2	GVDMA	GVIDM	GVDMC	GVIDC	GVAAA2	NVCRA2	NVCMA2
Reinvested dividends	$37,125,894	13,530,729	44,192,284	15,356,431	12,863,050	104,658,481	1,936,390	8,547,694
Mortality and expense risk charges (note 2)	(28,854,191)	(10,032,682)	(31,018,582)	(10,590,341)	(8,861,804)	(95,811,761)	(1,164,906)	(4,785,099)
Net investment income (loss)	8,271,703	3,498,047	13,173,702	4,766,090	4,001,246	8,846,720	771,484	3,762,595
Realized gain (loss) on investments	1,917,432	27,759,548	(7,335,634)	14,984,145	(7,016,871)	239,173,773	(1,159,082)	(3,759,725)
Change in unrealized gain (loss) on investments	248,897,323	28,438,358	117,026,588	23,432,868	36,829,703	430,187,040	8,365,664	26,174,829
Net gain (loss) on investments	250,814,755	56,197,906	109,690,954	38,417,013	29,812,832	669,360,813	7,206,582	22,415,104
Reinvested capital gains	58,306,944	63,771,904	184,325,769	36,823,064	11,665,066	436,261,026	5,368,736	29,993,449
Net increase (decrease) in contract owners' equity resulting from operations	$317,393,402	123,467,857	307,190,425	80,006,167	45,479,144	1,114,468,559	13,346,802	56,171,148

Investment Activity:	NVCCA2	NVCMD2	NVCRB2	NVCMC2	NVCCN2	NVDBL2	NVDCA2	NVLM2
Reinvested dividends	$66,306,825	63,522,101	52,922,430	18,484,513	15,250,717	32,674,528	28,246,391	268,176
Mortality and expense risk charges (note 2)	(35,665,322)	(35,281,992)	(29,636,432)	(10,653,635)	(9,121,647)	(21,706,771)	(20,377,804)	(296,814)
Net investment income (loss)	30,641,503	28,240,109	23,285,998	7,830,878	6,129,070	10,967,757	7,868,587	(28,638)
Realized gain (loss) on investments	(1,981,561)	4,036,280	14,950,857	(2,290,779)	(5,114,554)	19,916,421	25,369,177	160,078
Change in unrealized gain (loss) on investments	154,317,605	149,304,239	103,875,699	44,640,433	40,579,434	69,396,569	95,168,035	1,743,424
Net gain (loss) on investments	152,336,044	153,340,519	118,826,556	42,349,654	35,464,880	89,312,990	120,537,212	1,903,502
Reinvested capital gains	218,064,619	174,592,903	130,413,547	35,297,950	11,535,298	90,328,521	100,446,388	323,936
Net increase (decrease) in contract owners' equity resulting from operations	$401,042,166	356,173,531	272,526,101	85,478,482	53,129,248	190,609,268	228,852,187	2,198,800

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	AMTB	AMINS	AMCG
Reinvested dividends	$321,727	31,594,960	13,949,586	22,834,228	10,044,047	1,288,778	165	-
Mortality and expense risk charges (note 2)	(262,650)	(18,028,204)	(8,216,163)	(15,076,979)	(6,616,097)	(979,884)	(1,871)	(195)
Net investment income (loss)	59,077	13,566,756	5,733,423	7,757,249	3,427,950	308,894	(1,706)	(195)
Realized gain (loss) on investments	184,384	(1,590,354)	(646,208)	2,455,958	1,103,735	(604,713)	(186)	1,169
Change in unrealized gain (loss) on investments	2,178,595	100,775,677	48,519,717	97,522,121	34,475,295	1,743,415	22,928	1,599
Net gain (loss) on investments	2,362,979	99,185,323	47,873,509	99,978,079	35,579,030	1,138,702	22,742	2,768
Reinvested capital gains	318,413	45,052,410	10,531,251	25,216,214	9,752,788	-	4,452	814
Net increase (decrease) in contract owners' equity resulting from operations	$2,740,469	157,804,489	64,138,183	132,951,542	48,759,768	1,447,596	25,488	3,387

Investment Activity:	AMMCGS	AMSRS	NOTB4	NOTG4	NOTMG4	PMVSTA	PMVIV	PMVRA
Reinvested dividends	$-	62,873	192,388	68,071	128,964	1,472,634	2,804	4,085
Mortality and expense risk charges (note 2)	(46,445)	(212,658)	(169,371)	(92,386)	(126,870)	(924,696)	(327)	(1,098)
Net investment income (loss)	(46,445)	(149,785)	23,017	(24,315)	2,094	547,938	2,477	2,987
Realized gain (loss) on investments	186,419	918,513	(19,587)	(39,041)	(30,694)	(24,819)	67	231
Change in unrealized gain (loss) on investments	412,095	1,735,274	860,094	408,299	655,547	167,188	3,187	15,815
Net gain (loss) on investments	598,514	2,653,787	840,507	369,258	624,853	142,369	3,254	16,046
Reinvested capital gains	227,134	837,518	291,956	327,239	305,396	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	$779,203	3,341,520	1,155,480	672,182	932,343	690,307	5,731	19,033

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	PMVFHA	PMUBA	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD
Reinvested dividends	$11,502	2,412	1,171,318	303,656	10,282,094	10,492,945	5,304	530,319
Mortality and expense risk charges (note 2)	(3,022)	(309)	(676,541)	(255,264)	(5,784,826)	(5,527,189)	(571)	(196,352)
Net investment income (loss)	8,480	2,103	494,777	48,392	4,497,268	4,965,756	4,733	333,967
Realized gain (loss) on investments	979	(3)	(185,615)	(40,867)	(2,973,394)	(4,466,965)	(11,941)	(33,459)
Change in unrealized gain (loss) on investments	26,435	208	3,627,074	818,587	7,513,362	22,495,555	19,562	1,134,133
Net gain (loss) on investments	27,414	205	3,441,459	777,720	4,539,968	18,028,590	7,621	1,100,674
Reinvested capital gains	4,505	-	-	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	$40,399	2,308	3,936,236	826,112	9,037,236	22,994,346	12,354	1,434,641

Investment Activity:	PMVHYD	PVEIB	PVGOB	PVTIGB	HVSIT	ROCSC	TRHS2	VVGGS
Reinvested dividends	$11,930	50,798	3,928	111,868	-	1,747	-	-
Mortality and expense risk charges (note 2)	(1,104)	(37,461)	(45,791)	(135,089)	(277,767)	(1,034)	(4,176,964)	(597)
Net investment income (loss)	10,826	13,337	(41,863)	(23,221)	(277,767)	713	(4,176,964)	(597)
Realized gain (loss) on investments	579	18,824	40,038	112,274	(1,808,071)	(3,218)	6,912,254	6,471
Change in unrealized gain (loss) on investments	20,633	395,272	504,044	1,695,273	2,319,589	13,239	46,488,399	36,774
Net gain (loss) on investments	21,212	414,096	544,082	1,807,547	511,518	10,021	53,400,653	43,245
Reinvested capital gains	-	217,089	397,786	14,357	3,438,461	31,345	12,324,903	-
Net increase (decrease) in contract owners' equity resulting from operations	$32,038	644,522	900,005	1,798,683	3,672,212	42,079	61,548,592	42,648

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	VWHAS	VWBF	VWEM	VWHA	VYDS	VRVDRA	SVDF	SVOF
Reinvested dividends	$-	21,172	68,722	-	791	30,448	-	759
Mortality and expense risk charges (note 2)	(415,798)	(83,136)	(197,668)	(147,849)	(1,912)	(7,610)	(662)	(3,524)
Net investment income (loss)	(415,798)	(61,964)	(128,946)	(147,849)	(1,121)	22,838	(662)	(2,765)
Realized gain (loss) on investments	(1,990,985)	(384,362)	214,567	(904,592)	1,348	302	1,402	13,260
Change in unrealized gain (loss) on investments	4,901,599	1,106,322	3,254,670	2,127,142	25,198	(188,998)	8,145	26,132
Net gain (loss) on investments	2,910,614	721,960	3,469,237	1,222,550	26,546	(188,696)	9,547	39,392
Reinvested capital gains	-	-	340,644	-	9,023	188,784	4,819	30,229
Net increase (decrease) in contract owners' equity resulting from operations	$2,494,816	659,996	3,680,935	1,074,701	34,448	22,926	13,704	66,856

Investment Activity:	WFVSCG	WFVOG2	AMTP
Reinvested dividends	$-	-	285
Mortality and expense risk charges (note 2)	(1,498,591)	(192)	(50)
Net investment income (loss)	(1,498,591)	(192)	235
Realized gain (loss) on investments	4,022,919	(487)	585
Change in unrealized gain (loss) on investments	1,489,391	2,744	(2,350)
Net gain (loss) on investments	5,512,310	2,257	(1,765)
Reinvested capital gains	15,459,225	1,609	3,092
Net increase (decrease) in contract owners' equity resulting from operations	$19,472,944	3,674	1,562

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	Total (unaudited)		ALVBWB		ALVGIB		ALVIVB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$287,669,330	48,012,497	7,561	5,012	(20,197)	(34,204)	(3,073)	1,683
Realized gain (loss) on investments	624,926,283	903,559,124	(19,942)	(9,101)	221,641	556,652	(28,167)	(7,637)
Change in unrealized gain (loss) on investments	4,295,026,187	(7,183,273,744)	23,801	(50,299)	165,616	(1,334,184)	144,229	(111,862)
Reinvested capital gains	3,282,821,928	2,729,622,589	46,660	29,618	466,489	514,481	-	-
Net increase (decrease) in contract owners equity resulting from operations	8,490,443,728	(3,502,079,534)	58,080	(24,770)	833,549	(297,255)	112,989	(117,816)
Equity transactions:
Purchase payments received from contract owners’ (note 4)	3,434,033,211	3,332,836,301	-	-	21,988	24,455	403,246	452,845
Transfers between funds	-	-	(71,538)	(3,696)	(10,862)	(13,056)	127,175	263,234
Redemptions (notes 2, 3 and 4)	(5,314,983,070)	(5,137,288,422)	(20,497)	(88,463)	(399,054)	(388,722)	(21,362)	(1,397)
Adjustments to maintain reserves	(233,093)	277,245	(15)	(10)	(55)	(30)	(42)	-
Net equity transactions	(1,881,182,952)	(1,804,174,876)	(92,050)	(92,170)	(387,983)	(377,354)	509,017	714,682
Net change in contract owners' equity	6,609,260,776	(5,306,254,410)	(33,970)	(116,940)	445,566	(674,609)	622,006	596,866
Contract owners' equity beginning of period	48,895,196,042	54,201,450,452	357,099	474,039	3,972,318	4,646,927	596,866	-
Contract owners' equity end of period	$55,504,456,818	48,895,196,042	323,129	357,099	4,417,884	3,972,318	1,218,872	596,866
CHANGES IN UNITS:
Beginning units	3,251,297,853	3,312,790,557	24,863	30,764	139,338	151,189	78,022	-
Units purchased	545,542,130	471,155,538	12	1,645	3,676	18,845	79,128	85,638
Units redeemed	(627,696,805)	(532,648,242)	(5,766)	(7,546)	(15,633)	(30,696)	(18,789)	(7,616)
Ending units	3,169,143,178	3,251,297,853	19,109	24,863	127,381	139,338	138,361	78,022

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ALVDAA		ALVDAB		ALVSVA		ALVSVB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$752	682	(4,426)	(42,489)	1,388	315	(1,268,791)	(1,520,376)
Realized gain (loss) on investments	371	187	123,805	276,971	(41,753)	47,775	(3,789,502)	439,725
Change in unrealized gain (loss) on investments	5,982	(5,073)	1,626,256	(1,693,655)	81,145	(231,135)	10,377,766	(25,096,329)
Reinvested capital gains	59	69	16,293	20,238	83,869	72,676	10,839,184	8,634,531
Net increase (decrease) in contract owners' equity resulting from operations	7,164	(4,135)	1,761,928	(1,438,935)	124,649	(110,369)	16,158,657	(17,542,449)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	81,163	52,408	73,010	81,941	4,249,639	4,046,462
Transfers between funds	805	2,349	(250,118)	(559,040)	(144,068)	(83,099)	(1,087,700)	(3,511,982)
Redemptions (notes 2, 3 and 4)	(2,948)	(3,130)	(1,166,675)	(2,169,490)	(155,254)	(110,544)	(9,041,656)	(9,290,150)
Adjustments to maintain reserves	(1)	(13)	(174)	24	(25)	3	109	(235)
Net equity transactions	(2,144)	(793)	(1,335,804)	(2,676,098)	(226,337)	(111,699)	(5,879,608)	(8,755,906)
Net change in contract owners' equity	5,020	(4,928)	426,124	(4,115,033)	(101,688)	(222,068)	10,279,049	(26,298,355)
Contract owners' equity beginning of period	48,975	53,903	13,924,702	18,039,735	696,729	918,797	88,378,183	114,676,538
Contract owners' equity end of period	$53,995	48,975	14,350,826	13,924,702	595,041	696,729	98,657,232	88,378,183
CHANGES IN UNITS:
Beginning units	4,197	4,267	1,218,690	1,435,565	46,638	52,066	2,480,515	2,686,124
Units purchased	96	196	28,796	38,288	11,562	17,230	451,892	245,058
Units redeemed	(263)	(266)	(136,560)	(255,163)	(24,933)	(22,658)	(598,138)	(450,667)
Ending units	4,030	4,197	1,110,926	1,218,690	33,267	46,638	2,334,269	2,480,515

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ALMCS		ARLPE3		AAEIP3		ACVIP1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(3,506)	(4,025)	(360)	-	281	301	39,101	39,724
Realized gain (loss) on investments	27,121	7,030	60	-	16	300	(1,890)	(26)
Change in unrealized gain (loss) on investments	28,498	(90,445)	19,067	-	3,451	(5,079)	107,557	(80,290)
Reinvested capital gains	36,993	54,815	734	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	89,106	(32,625)	19,501	-	3,748	(4,478)	144,768	(40,592)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	50,000	-	-	113,025	379,493
Transfers between funds	(2,406)	5,587	-	-	996	(2,343)	77,307	101,573
Redemptions (notes 2, 3 and 4)	(96,820)	(25,448)	-	-	(256)	(293)	(20,775)	(35,644)
Adjustments to maintain reserves	7	(4)	-	3	(4)	5	(13)	6
Net equity transactions	(99,219)	(19,866)	-	50,003	736	(2,632)	169,544	445,427
Net change in contract owners' equity	(10,113)	(52,491)	19,501	50,003	4,484	(7,110)	314,312	404,835
Contract owners' equity beginning of period	323,749	376,240	50,003	-	18,486	25,596	1,567,758	1,162,923
Contract owners' equity end of period	$313,636	323,749	69,504	50,003	22,970	18,486	1,882,070	1,567,758
CHANGES IN UNITS:
Beginning units	14,528	15,407	5,727	-	2,662	2,975	164,109	118,106
Units purchased	-	305	-	5,727	148	115	28,124	54,009
Units redeemed	(3,531)	(1,184)	-	-	(52)	(428)	(11,015)	(8,006)
Ending units	10,997	14,528	5,727	5,727	2,758	2,662	181,218	164,109

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ACVB		ACVCA		ACVIG		ACVIG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$57,236	18,098	(423)	(406)	99,005	84,286	15,716	9,831
Realized gain (loss) on investments	1,032,579	1,248,626	439	725	747,998	790,680	104,491	209,046
Change in unrealized gain (loss) on investments	2,726,758	(2,785,551)	3,467	(2,256)	672,896	(3,106,831)	254,317	(774,609)
Reinvested capital gains	596,471	189,600	5,142	180	1,183,287	1,094,429	296,045	273,788
Net increase (decrease) in contract owners' equity resulting from operations	4,413,044	(1,329,227)	8,625	(1,757)	2,703,186	(1,137,436)	670,569	(281,944)
Equity transactions:
Purchase payments received from contract owners (note 4)	270,246	175,873	(2,747)	(363)	131,923	102,296	14,540	56,748
Transfers between funds	(328,394)	470,944	(2,669)	-	(322,475)	493,710	41,798	58,046
Redemptions (notes 2, 3 and 4)	(3,177,310)	(3,357,012)	3,231	(4,151)	(1,828,658)	(1,340,011)	(262,307)	(418,367)
Adjustments to maintain reserves	80	(167)	19	2,300	(32)	53	(33)	29
Net equity transactions	(3,235,378)	(2,710,362)	(2,166)	(2,214)	(2,019,242)	(743,953)	(206,002)	(303,545)
Net change in contract owners' equity	1,177,666	(4,039,589)	6,459	(3,971)	683,944	(1,881,389)	464,567	(585,489)
Contract owners' equity beginning of period	25,405,778	29,445,367	26,605	30,576	12,831,751	14,713,140	3,108,648	3,694,137
Contract owners' equity end of period	$26,583,444	25,405,778	33,064	26,605	13,515,695	12,831,751	3,573,215	3,108,648
CHANGES IN UNITS:
Beginning units	685,780	753,983	-	-	578,960	610,024	113,996	124,007
Units purchased	17,935	35,053	(64)	-	20,725	44,837	4,298	5,890
Units redeemed	(97,393)	(103,256)	64	-	(100,911)	(75,901)	(10,916)	(15,901)
Ending units	606,322	685,780	-	-	498,774	578,960	107,378	113,996

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ACVIP2		ACVI		ACVMV1		ACVMV2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,615,794	2,901,475	(36)	(9)	86,999	19,616	516,439	(568,279)
Realized gain (loss) on investments	(7,344,659)	(7,207,810)	(45)	113	125,277	249,401	1,868,400	6,199,565
Change in unrealized gain (loss) on investments	20,172,194	(5,751,415)	1,228	(1,672)	1,219,366	(2,613,642)	17,862,198	(39,883,668)
Reinvested capital gains	-	-	342	493	1,106,312	756,816	16,631,278	10,516,053
Net increase (decrease) in contract owners' equity resulting from operations	14,443,329	(10,057,750)	1,489	(1,075)	2,537,954	(1,587,809)	36,878,315	(23,736,329)
Equity transactions:
Purchase payments received from contract owners (note 4)	4,734,622	8,018,377	850	697	149,699	243,946	5,719,305	8,618,834
Transfers between funds	(10,290,806)	8,366,599	-	-	(446,786)	(864,388)	(9,643,269)	(6,110,681)
Redemptions (notes 2, 3 and 4)	(22,735,145)	(24,475,142)	(1,383)	(1,508)	(1,183,247)	(965,710)	(13,820,215)	(15,344,337)
Adjustments to maintain reserves	(58)	110	14	(12)	(43)	25	190	(34)
Net equity transactions	(28,291,387)	(8,090,056)	(519)	(824)	(1,480,377)	(1,586,128)	(17,743,989)	(12,836,218)
Net change in contract owners' equity	(13,848,058)	(18,147,806)	970	(1,899)	1,057,577	(3,173,937)	19,134,326	(36,572,547)
Contract owners' equity beginning of period	211,114,700	229,262,506	6,179	8,078	9,772,736	12,946,673	141,824,493	178,397,040
Contract owners' equity end of period	$197,266,642	211,114,700	7,149	6,179	10,830,313	9,772,736	160,958,819	141,824,493
CHANGES IN UNITS:
Beginning units	16,102,403	16,760,938	-	-	458,528	517,510	5,609,467	6,044,690
Units purchased	1,623,583	3,490,174	-	-	33,479	41,024	555,288	602,173
Units redeemed	(3,721,317)	(4,148,709)	-	-	(92,040)	(100,006)	(1,164,361)	(1,037,396)
Ending units	14,004,669	16,102,403	-	-	399,967	458,528	5,000,394	5,609,467

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AMVCB4		AMVBC4		AMVI4		AMVGS4
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,913	1,485	7,176	1,443	3,536	1,476	(1,827)	(18)
Realized gain (loss) on investments	19	(61)	(8,346)	(4)	(1,229)	(21)	233	-
Change in unrealized gain (loss) on investments	17,979	(8,710)	37,753	(13,200)	74,566	(14,501)	63,210	540
Reinvested capital gains	-	-	36,940	-	13,775	-	10,790	-
Net increase (decrease) in contract owners’ equity resulting from operations	20,911	(7,286)	73,523	(11,761)	90,648	(13,046)	72,406	522
Equity transactions:
Purchase payments received from contract owners (note 4)	13,810	126,516	384,916	216,953	134,536	308,136	-	145,247
Transfers between funds	-	-	(83,330)	2,133	(56,374)	61,730	320,909	-
Redemptions (notes 2, 3 and 4)	(4,271)	(1,225)	(32,690)	-	-	-	-	-
Adjustments to maintain reserves	(7)	2	(5)	(2)	(9)	1	(3)	(8)
Net equity transactions	9,532	125,292	268,891	219,084	78,153	369,867	320,906	145,239
Net change in contract owners’ equity	30,443	118,006	342,414	207,323	168,801	356,821	393,312	145,761
Contract owners’ equity beginning of period	118,006	-	207,323	-	356,821	-	145,761	-
Contract owners’ equity end of period	$148,449	118,006	549,737	207,323	525,622	356,821	539,073	145,761
CHANGES IN UNITS:
Beginning units	12,383	-	22,264	-	41,884	-	16,712	-
Units purchased	1,345	12,508	37,771	22,264	14,396	41,884	30,663	16,712
Units redeemed	(410)	(125)	(11,065)	-	(5,693)	-	-	-
Ending units	13,318	12,383	48,970	22,264	50,587	41,884	47,375	16,712

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AFGF		AFHY		AVPAP2		AFGC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(32,541)	(72,260)	24,794	25,228	5,784,153	(1,640,169)	5,486	4,623
Realized gain (loss) on investments	278,682	327,349	4,086	(12,047)	7,554,193	12,512,742	5,294	266
Change in unrealized gain (loss) on investments	1,287,502	(1,361,317)	20,068	(32,457)	64,583,504	(88,710,918)	15,891	(8,086)
Reinvested capital gains	1,052,808	1,083,012	-	-	31,194,882	30,232,133	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	2,586,451	(23,216)	48,948	(19,276)	109,116,732	(47,606,212)	26,671	(3,197)
Equity transactions:
Purchase payments received from contract owners (note 4)	9,631	5,250	2,460	4,135	3,850,569	5,563,251	490	594
Transfers between funds	(88,161)	-	57,298	8,508	(5,661,280)	(3,554,309)	(22,768)	-
Redemptions (notes 2, 3 and 4)	(902,662)	(1,493,953)	(13,518)	(348,341)	(53,769,934)	(64,390,413)	(47,142)	(35,647)
Adjustments to maintain reserves	(271)	(115)	(29)	(32)	(302)	40	114	27
Net equity transactions	(981,463)	(1,488,817)	46,211	(335,731)	(55,580,947)	(62,381,431)	(69,306)	(35,026)
Net change in contract owners’ equity	1,604,988	(1,512,033)	95,159	(355,007)	53,535,785	(109,987,643)	(42,635)	(38,223)
Contract owners’ equity beginning of period	9,262,157	10,774,190	408,370	763,377	698,288,757	808,276,400	646,379	684,602
Contract owners’ equity end of period	$10,867,145	9,262,157	503,529	408,370	751,824,542	698,288,757	603,744	646,379
CHANGES IN UNITS:
Beginning units	54,721	62,814	6,474	11,741	52,660,875	57,113,592	17,972	18,957
Units purchased	45	24	3,449	3,896	712,086	1,599,478	1,228	13
Units redeemed	(5,151)	(8,117)	(2,741)	(9,163)	(4,579,942)	(6,052,195)	(3,109)	(998)
Ending units	49,615	54,721	7,182	6,474	48,793,019	52,660,875	16,091	17,972

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	BRVED3		BRVHY3		BRVTR3		MLVGA3
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$781,577	538,348	1,553,903	1,344,330	3,993,879	2,888,280	(1,297,423)	(2,930,326)
Realized gain (loss) on investments	3,668,505	4,407,565	(112,894)	(1,024,322)	339,629	(295,238)	(2,037,524)	2,038,078
Change in unrealized gain (loss) on investments	31,158,239	(40,364,295)	2,986,344	(1,535,712)	18,085,961	(8,016,626)	38,288,560	(46,294,503)
Reinvested capital gains	15,581,116	16,298,658	-	-	1,220,830	-	12,719,919	15,092,560
Net increase (decrease) in contract owners’ equity resulting from operations	51,189,437	(19,119,724)	4,427,353	(1,215,704)	23,640,299	(5,423,584)	47,673,532	(32,094,191)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,196,798	3,463,338	4,012,858	4,765,863	53,225,836	61,131,513	4,826,980	9,388,774
Transfers between funds	670,756	(13,092,120)	22,865,181	(9,140,347)	(2,507,430)	4,698,357	(12,065,769)	(9,567,002)
Redemptions (notes 2, 3 and 4)	(13,040,932)	(10,595,381)	(4,252,330)	(2,680,187)	(15,392,639)	(11,077,540)	(25,960,964)	(27,826,074)
Adjustments to maintain reserves	(404)	92	51	73	(685)	110	324	11
Net equity transactions	(10,173,782)	(20,224,072)	22,625,760	(7,054,598)	35,325,082	54,752,440	(33,199,429)	(28,004,292)
Net change in contract owners’ equity	41,015,655	(39,343,796)	27,053,113	(8,270,302)	58,965,381	49,328,856	14,474,103	(60,098,483)
Contract owners’ equity beginning of period	201,419,396	240,763,192	22,913,395	31,183,697	297,633,981	248,305,125	315,865,407	375,963,890
Contract owners’ equity end of period	$242,435,051	201,419,396	49,966,508	22,913,395	356,599,362	297,633,981	330,339,510	315,865,407
CHANGES IN UNITS:
Beginning units	17,237,659	18,794,597	2,224,850	2,888,766	30,210,417	24,686,644	20,772,328	22,494,782
Units purchased	1,851,615	1,363,536	4,751,354	4,999,736	8,297,527	8,522,116	777,100	1,144,523
Units redeemed	(2,569,165)	(2,920,474)	(2,701,337)	(5,663,652)	(4,897,652)	(2,998,343)	(2,800,466)	(2,866,977)
Ending units	16,520,109	17,237,659	4,274,867	2,224,850	33,610,292	30,210,417	18,748,962	20,772,328

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DVMCSS		DVSCS		DSIF		DSIFS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(377,026)	(441,136)	(378,098)	(521,491)	796,857	665,518	(10,809)	(129,502)
Realized gain (loss) on investments	(527,313)	(182,674)	1,870,302	4,740,391	10,795,996	12,264,225	10,093,791	10,675,558
Change in unrealized gain (loss) on investments	3,796,899	(9,294,649)	5,270,214	(15,917,127)	32,140,364	(29,584,102)	16,166,722	(21,362,236)
Reinvested capital gains	2,275,580	4,002,076	5,975,171	4,352,311	11,036,439	5,118,664	6,860,537	3,274,385
Net increase (decrease) in contract owners’ equity resulting from operations	5,168,140	(5,916,383)	12,737,589	(7,345,916)	54,769,656	(11,535,695)	33,110,241	(7,541,795)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,181,922	3,419,448	727,089	880,741	1,821,937	1,845,899	1,073,020	856,517
Transfers between funds	(320,658)	(2,412,706)	(731,981)	(158,078)	(3,921,658)	(3,557,544)	(5,030,114)	(7,050,018)
Redemptions (notes 2, 3 and 4)	(2,282,372)	(2,461,817)	(8,976,734)	(8,947,999)	(24,429,089)	(24,519,145)	(15,523,311)	(13,623,261)
Adjustments to maintain reserves	(43)	40	(511)	(73)	(2,467)	539	320	94
Net equity transactions	(421,151)	(1,455,036)	(8,982,137)	(8,225,410)	(26,531,277)	(26,230,252)	(19,480,085)	(19,816,669)
Net change in contract owners’ equity	4,746,989	(7,371,419)	3,755,452	(15,571,326)	28,238,379	(37,765,947)	13,630,156	(27,358,464)
Contract owners’ equity beginning of period	28,400,681	35,772,100	64,992,389	80,563,715	195,636,734	233,402,681	120,468,689	147,827,153
Contract owners’ equity end of period	$33,147,670	28,400,681	68,747,841	64,992,389	223,875,113	195,636,734	134,098,845	120,468,689
CHANGES IN UNITS:
Beginning units	2,557,928	2,675,080	1,815,204	2,016,378	3,296,757	3,700,488	4,135,263	4,741,553
Units purchased	378,657	457,139	145,078	228,828	57,670	60,251	228,217	237,751
Units redeemed	(410,169)	(574,291)	(371,668)	(430,002)	(439,381)	(463,982)	(794,287)	(844,041)
Ending units	2,526,416	2,557,928	1,588,614	1,815,204	2,915,046	3,296,757	3,569,193	4,135,263

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DSRG		DCAP		DCAPS		DVDLS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$52,860	171,748	(41,613)	(20,944)	(534,615)	(508,097)	(11,400)	(13,416)
Realized gain (loss) on investments	1,377,602	1,511,319	(89,538)	186,732	(2,399,278)	428,131	(20,724)	24,615
Change in unrealized gain (loss) on investments	7,455,471	(10,565,838)	4,699,214	(5,389,509)	18,278,513	(19,390,741)	23,735	(388,974)
Reinvested capital gains	1,178,797	6,984,593	2,863,406	3,218,564	10,390,499	12,286,830	162,387	166,236
Net increase (decrease) in contract owners’ equity resulting from operations	10,064,730	(1,898,178)	7,431,469	(2,005,157)	25,735,119	(7,183,877)	153,998	(211,539)
Equity transactions:
Purchase payments received from contract owners (note 4)	216,926	215,004	227,218	277,822	774,157	881,738	1,374	1,091
Transfers between funds	(102,715)	(428,149)	(591,607)	(170,131)	(3,417,900)	(6,185,419)	(66,711)	54,468
Redemptions (notes 2, 3 and 4)	(3,669,305)	(3,688,123)	(2,463,890)	(1,522,521)	(10,792,495)	(11,202,466)	(45,985)	(42,229)
Adjustments to maintain reserves	210	(12)	(440)	(13)	117	(69)	(74)	(1)
Net equity transactions	(3,554,884)	(3,901,280)	(2,828,719)	(1,414,844)	(13,436,121)	(16,506,216)	(111,396)	13,328
Net change in contract owners’ equity	6,509,846	(5,799,458)	4,602,750	(3,420,001)	12,298,998	(23,690,093)	42,602	(198,211)
Contract owners’ equity beginning of period	32,282,527	38,081,985	22,808,676	26,228,677	79,876,330	103,566,423	797,671	995,882
Contract owners’ equity end of period	$38,792,373	32,282,527	27,411,426	22,808,676	92,175,328	79,876,330	840,273	797,671
CHANGES IN UNITS:
Beginning units	729,093	811,429	835,497	883,156	3,195,645	3,794,414	37,666	37,554
Units purchased	9,842	6,028	13,670	17,691	247,357	133,386	1,424	5,055
Units redeemed	(78,004)	(88,364)	(101,610)	(65,350)	(681,526)	(732,155)	(5,782)	(4,943)
Ending units	660,931	729,093	747,557	835,497	2,761,476	3,195,645	33,308	37,666

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DGI		CHSMM		CLVHY2		DWVVLS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(33,475)	(75,628)	51,806	37,433	258,043	116,577	24,488	17,031
Realized gain (loss) on investments	710,612	763,346	-	-	(32,063)	(17,915)	20,077	9,773
Change in unrealized gain (loss) on investments	981,180	(2,654,626)	-	-	462,870	(259,535)	231,936	(229,654)
Reinvested capital gains	1,462,853	1,283,614	-	-	-	-	166,089	113,066
Net increase (decrease) in contract owners’ equity resulting from operations	3,121,170	(683,294)	51,806	37,433	688,850	(160,873)	442,590	(89,784)
Equity transactions:
Purchase payments received from contract owners (note 4)	143,836	206,133	354,637	-	1,173,796	941,386	83,215	426,502
Transfers between funds	(343,645)	(173,607)	350,926	1,635,188	7,028,508	512,113	(119,935)	543,622
Redemptions (notes 2, 3 and 4)	(1,245,027)	(1,589,835)	(452,502)	(1,519,027)	(524,344)	(159,782)	(88,082)	(79,309)
Adjustments to maintain reserves	21	(81)	131	(321)	(88)	(7)	24	(21)
Net equity transactions	(1,444,815)	(1,557,391)	253,192	115,840	7,677,872	1,293,711	(124,778)	890,794
Net change in contract owners’ equity	1,676,355	(2,240,685)	304,998	153,273	8,366,722	1,132,838	317,812	801,010
Contract owners’ equity beginning of period	11,876,919	14,117,604	5,092,814	4,939,541	2,889,165	1,756,327	2,361,387	1,560,377
Contract owners’ equity end of period	$13,553,274	11,876,919	5,397,812	5,092,814	11,255,887	2,889,165	2,679,199	2,361,387
CHANGES IN UNITS:
Beginning units	442,636	494,849	514,302	503,857	299,403	172,298	145,302	92,725
Units purchased	6,680	17,985	328,768	525,539	1,238,925	171,486	8,803	63,557
Units redeemed	(52,962)	(70,198)	(303,689)	(515,094)	(523,306)	(44,381)	(15,631)	(10,980)
Ending units	396,354	442,636	539,381	514,302	1,015,022	299,403	138,474	145,302

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DWVSVS		ETVFR		FVU2S		FQB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(446,215)	(605,644)	2,007,350	1,499,161	2,828	(2,689)	81,334	98,361
Realized gain (loss) on investments	779,641	827,868	58,158	651,715	57	(65)	(22,885)	(64,112)
Change in unrealized gain (loss) on investments	7,604,064	(15,227,262)	1,839,155	(3,696,557)	87,285	(46,762)	317,598	(149,281)
Reinvested capital gains	4,715,968	4,256,704	-	-	-	-	190	-
Net increase (decrease) in contract owners’ equity resulting from operations	12,653,458	(10,748,334)	3,904,663	(1,545,681)	90,170	(49,516)	376,237	(115,032)
Equity transactions:
Purchase payments received from contract owners (note 4)	5,848,265	6,000,712	4,350,576	11,478,732	2,494	1,525	20,562	37,690
Transfers between funds	(2,277,936)	(3,965,886)	(7,616,127)	14,604,066	19,873	580,581	(21,742)	(250,863)
Redemptions (notes 2, 3 and 4)	(4,624,912)	(3,675,281)	(6,436,803)	(5,711,864)	(27,079)	(37,062)	(546,431)	(762,288)
Adjustments to maintain reserves	(460)	16	8,624	(10,055)	(32)	28	(52)	5
Net equity transactions	(1,055,043)	(1,640,440)	(9,693,730)	20,360,879	(4,744)	545,072	(547,663)	(975,456)
Net change in contract owners’ equity	11,598,415	(12,388,774)	(5,789,067)	18,815,198	85,426	495,556	(171,426)	(1,090,488)
Contract owners’ equity beginning of period	48,439,903	60,828,677	74,687,662	55,872,464	495,556	-	4,947,178	6,037,666
Contract owners’ equity end of period	$60,038,318	48,439,903	68,898,595	74,687,662	580,982	495,556	4,775,752	4,947,178
CHANGES IN UNITS:
Beginning units	3,576,288	3,677,512	7,168,898	5,278,077	54,758	-	311,338	372,687
Units purchased	1,114,377	748,972	1,523,616	3,954,744	2,565	58,491	18,867	14,527
Units redeemed	(1,173,235)	(850,196)	(2,417,523)	(2,063,923)	(3,012)	(3,733)	(51,759)	(75,876)
Ending units	3,517,430	3,576,288	6,274,991	7,168,898	54,311	54,758	278,446	311,338

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FQBS		FEMS2		FC2		FEIP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$200,088	248,814	(1,908)	3,044	(25,755)	-	1,692,492	2,430,050
Realized gain (loss) on investments	(46,863)	(206,676)	318,771	(1,665)	6,264	-	(287,123)	(2,461,075)
Change in unrealized gain (loss) on investments	1,022,190	(464,573)	751,782	(264,336)	712,851	-	41,589,850	(39,778,728)
Reinvested capital gains	625	-	-	-	-	-	17,158,685	13,534,654
Net increase (decrease) in contract owners’ equity resulting from operations	1,176,040	(422,435)	1,068,645	(262,957)	693,360	-	60,153,904	(26,275,099)
Equity transactions:
Purchase payments received from contract owners (note 4)	23,521	107,692	2,103,423	1,212,902	6,486,940	-	1,881,713	3,164,930
Transfers between funds	(285,597)	(640,694)	2,385,232	1,783,483	3,983,586	-	(4,812,294)	(5,826,018)
Redemptions (notes 2, 3 and 4)	(1,387,888)	(1,881,553)	(302,829)	(30,014)	(80,413)	-	(27,936,449)	(32,592,694)
Adjustments to maintain reserves	(141)	(45)	(109)	(26)	(51)	-	(220)	1,281
Net equity transactions	(1,650,105)	(2,414,600)	4,185,717	2,966,345	10,390,062	-	(30,867,250)	(35,252,501)
Net change in contract owners’ equity	(474,065)	(2,837,035)	5,254,362	2,703,388	11,083,422	-	29,286,654	(61,527,600)
Contract owners’ equity beginning of period	16,238,610	19,075,645	2,703,388	-	-	-	245,903,463	307,431,063
Contract owners’ equity end of period	$15,764,545	16,238,610	7,957,750	2,703,388	11,083,422	-	275,190,117	245,903,463
CHANGES IN UNITS:
Beginning units	1,167,224	1,339,808	328,114	-	-	-	3,475,394	3,943,755
Units purchased	47,214	46,209	1,258,556	345,624	280,639	-	32,202	44,825
Units redeemed	(160,178)	(218,793)	(827,640)	(17,510)	(8,815)	-	(428,437)	(513,186)
Ending units	1,054,260	1,167,224	759,030	328,114	271,824	-	3,079,159	3,475,394

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FVSS2		FHIP		FAMP		FB2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$67	(41,456)	1,394,752	1,659,432	342,851	275,552	1,558,145	96,718
Realized gain (loss) on investments	289,174	332,339	(393,199)	(147,736)	181,209	(709,692)	1,195,420	1,118,749
Change in unrealized gain (loss) on investments	621,534	(1,642,487)	3,765,049	(3,327,761)	9,212,432	(8,812,378)	77,730,304	(44,377,897)
Reinvested capital gains	488,669	262,800	-	-	3,731,035	3,209,936	21,546,765	17,121,835
Net increase (decrease) in contract owners’ equity resulting from operations	1,399,444	(1,088,804)	4,766,602	(1,816,065)	13,467,527	(6,036,582)	102,030,634	(26,040,595)
Equity transactions:
Purchase payments received from contract owners (note 4)	96,782	32,449	555,725	663,470	571,281	924,400	138,155,428	111,858,100
Transfers between funds	(65,388)	(174,090)	(25,113)	(713,776)	(696,858)	(1,238,192)	25,217,414	17,411,622
Redemptions (notes 2, 3 and 4)	(920,819)	(459,049)	(4,488,734)	(5,664,600)	(10,186,594)	(11,708,861)	(21,606,372)	(14,346,905)
Adjustments to maintain reserves	(42)	135	(19)	(72)	(619)	139	1,227	(1,450)
Net equity transactions	(889,467)	(600,555)	(3,958,141)	(5,714,979)	(10,312,790)	(12,022,513)	141,767,697	114,921,367
Net change in contract owners’ equity	509,977	(1,689,359)	808,461	(7,531,044)	3,154,737	(18,059,095)	243,798,331	88,880,772
Contract owners’ equity beginning of period	4,703,409	6,392,768	36,325,427	43,856,471	84,578,726	102,637,821	397,518,598	308,637,826
Contract owners’ equity end of period	$5,213,386	4,703,409	37,133,888	36,325,427	87,733,463	84,578,726	641,316,929	397,518,598
CHANGES IN UNITS:
Beginning units	151,463	167,647	1,021,563	1,174,888	1,862,553	2,119,632	35,320,687	25,845,784
Units purchased	7,398	2,686	80,640	101,970	16,072	32,076	14,636,901	12,130,249
Units redeemed	(31,957)	(18,870)	(189,594)	(255,295)	(225,886)	(289,155)	(3,422,206)	(2,655,346)
Ending units	126,904	151,463	912,609	1,021,563	1,652,739	1,862,553	46,535,382	35,320,687

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FNRS2		FEI2		FF10S		FF10S2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$115,141	(811,236)	735,428	1,426,060	32,723	7,996	1,139,449	(206,607)
Realized gain (loss) on investments	(5,619,277)	(25,823)	4,361,002	5,139,766	20,246	45,923	3,214,681	5,460,195
Change in unrealized gain (loss) on investments	10,378,292	(20,975,884)	40,048,524	(49,613,070)	400,445	(443,305)	17,556,636	(26,102,773)
Reinvested capital gains	42,282	83,754	19,123,335	14,100,291	201,406	135,453	10,164,867	7,001,858
Net increase (decrease) in contract owners’ equity resulting from operations	4,916,438	(21,729,189)	64,268,289	(28,946,953)	654,820	(253,933)	32,075,633	(13,847,327)
Equity transactions:
Purchase payments received from contract owners (note 4)	3,047,920	4,026,524	12,034,054	13,592,671	44,106	62,426	12,869,654	9,521,640
Transfers between funds	(1,379,579)	91,368	(7,908,080)	(7,598,687)	127,427	339,387	11,270,056	1,817,392
Redemptions (notes 2, 3 and 4)	(7,046,678)	(9,016,858)	(29,592,328)	(24,940,460)	(257,892)	(604,627)	(24,077,768)	(22,756,523)
Adjustments to maintain reserves	546	(868)	(857)	850	(92)	(805)	(171)	203
Net equity transactions	(5,377,791)	(4,899,834)	(25,467,211)	(18,945,626)	(86,451)	(203,618)	61,771	(11,417,288)
Net change in contract owners’ equity	(461,353)	(26,629,023)	38,801,078	(47,892,579)	568,369	(457,551)	32,137,404	(25,264,615)
Contract owners’ equity beginning of period	61,660,616	88,289,639	263,063,000	310,955,579	4,451,599	4,909,150	229,569,311	254,833,926
Contract owners’ equity end of period	$61,199,263	61,660,616	301,864,078	263,063,000	5,019,968	4,451,599	261,706,715	229,569,311
CHANGES IN UNITS:
Beginning units	5,084,672	5,387,615	10,753,975	11,450,750	290,998	300,966	14,151,513	14,831,606
Units purchased	836,577	6,618,436	1,129,697	951,630	27,445	35,212	1,851,400	1,274,206
Units redeemed	(1,269,554)	(6,921,379)	(2,027,006)	(1,648,405)	(31,804)	(45,180)	(1,883,163)	(1,954,299)
Ending units	4,651,695	5,084,672	9,856,666	10,753,975	286,639	290,998	14,119,750	14,151,513

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FF20S		FF20S2		FF30S		FF30S2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$45,728	8,956	1,191,560	(1,050,146)	80,399	(11,834)	95,768	(371,147)
Realized gain (loss) on investments	102,549	344,974	10,103,519	15,114,450	363,304	621,571	642,056	1,403,270
Change in unrealized gain (loss) on investments	850,711	(1,352,360)	33,431,865	(60,188,294)	1,629,073	(2,131,261)	9,986,751	(9,147,520)
Reinvested capital gains	492,601	308,057	22,189,642	14,371,284	424,168	342,307	2,342,284	1,773,016
Net increase (decrease) in contract owners' equity resulting from operations	1,491,589	(690,373)	66,916,586	(31,752,706)	2,496,944	(1,179,217)	13,066,859	(6,342,381)
Equity transactions:
Purchase payments received from contract owners (note 4)	250,743	184,722	4,358,055	4,850,225	757,846	925,011	4,902,139	3,969,084
Transfers between funds	146,441	900,717	(717,213)	(9,066,291)	366,010	36,865	520,483	(1,402,694)
Redemptions (notes 2, 3 and 4)	(2,114,725)	(1,092,601)	(46,742,011)	(46,183,840)	(1,303,919)	(1,841,177)	(7,184,811)	(7,439,666)
Adjustments to maintain reserves	(64)	22	(16)	414	1	(17)	(336)	142
Net equity transactions	(1,717,605)	(7,140)	(43,101,185)	(50,399,492)	(180,062)	(879,318)	(1,762,525)	(4,873,133)
Net change in contract owners' equity	(226,016)	(697,513)	23,815,401	(82,152,198)	2,316,882	(2,058,535)	11,304,334	(11,215,514)
Contract owners' equity beginning of period	8,772,921	9,470,434	384,341,719	466,493,917	11,335,210	13,393,745	59,876,306	71,091,820
Contract owners' equity end of period	$8,546,905	8,772,921	408,157,120	384,341,719	13,652,092	11,335,210	71,180,640	59,876,306
CHANGES IN UNITS:
Beginning units	567,701	568,630	22,418,899	25,198,593	707,650	760,388	3,356,498	3,607,721
Units purchased	39,661	100,860	1,022,265	873,369	96,957	92,356	373,317	364,619
Units redeemed	(140,421)	(101,789)	(3,327,547)	(3,653,063)	(110,340)	(145,094)	(474,210)	(615,842)
Ending units	466,941	567,701	20,113,617	22,418,899	694,267	707,650	3,255,605	3,356,498

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FGI2		FGP		FG2		FIGBS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$8,272,130	(3,658,480)	(4,168,574)	(4,368,236)	(5,924,342)	(5,948,665)	185,413	129,761
Realized gain (loss) on investments	1,230,094	3,872,401	31,640,192	29,599,018	6,112,922	14,118,539	16,513	(199,311)
Change in unrealized gain (loss) on investments	58,950,274	(49,791,435)	56,539,514	(82,860,360)	81,987,671	(66,693,541)	795,511	(286,813)
Reinvested capital gains	31,114,208	15,255,804	24,159,048	55,285,394	24,651,354	51,928,807	-	83,100
Net increase (decrease) in contract owners' equity resulting from operations	99,566,706	(34,321,710)	108,170,180	(2,344,184)	106,827,605	(6,594,860)	997,437	(273,263)
Equity transactions:
Purchase payments received from contract owners (note 4)	111,327,713	91,715,624	3,255,207	4,816,054	30,514,729	30,284,344	192,959	258,381
Transfers between funds	27,321,875	(8,428,242)	(5,074,480)	(2,760,126)	(11,164,255)	(20,046,126)	2,289,414	63,689
Redemptions (notes 2, 3 and 4)	(14,420,418)	(10,522,400)	(39,481,277)	(40,526,034)	(39,725,779)	(26,874,922)	(1,597,976)	(1,726,094)
Adjustments to maintain reserves	5,141	(35,799)	490	809	(973)	903	588	(31)
Net equity transactions	124,234,311	72,729,183	(41,300,060)	(38,469,297)	(20,376,278)	(16,635,802)	884,985	(1,404,054)
Net change in contract owners' equity	223,801,017	38,407,473	66,870,120	(40,813,481)	86,451,327	(23,230,662)	1,882,422	(1,677,317)
Contract owners' equity beginning of period	302,916,510	264,509,037	346,816,092	387,629,573	340,403,292	363,633,954	12,148,683	13,826,000
Contract owners' equity end of period	$526,717,527	302,916,510	413,686,212	346,816,092	426,854,619	340,403,292	14,031,105	12,148,683
CHANGES IN UNITS:
Beginning units	26,122,667	20,434,676	3,027,532	3,340,796	10,652,368	11,129,767	827,555	923,643
Units purchased	13,586,112	8,693,610	42,988	93,834	1,898,725	2,325,940	223,214	80,710
Units redeemed	(4,200,212)	(3,005,619)	(343,318)	(407,098)	(2,432,707)	(2,803,339)	(165,866)	(176,798)
Ending units	35,508,567	26,122,667	2,727,202	3,027,532	10,118,386	10,652,368	884,903	827,555

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FIGBP2		FMCS		FMC2		FOP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$9,392,999	6,092,097	(88,717)	(146,225)	(2,048,750)	(3,108,389)	185,981	97,501
Realized gain (loss) on investments	(1,833,859)	(423,542)	16,259	277,996	132,747	6,906,338	264,456	583,232
Change in unrealized gain (loss) on investments	46,333,027	(22,436,181)	1,429,815	(4,648,257)	19,921,547	(67,955,807)	9,153,417	(9,512,953)
Reinvested capital gains	-	3,764,870	1,844,366	1,649,105	27,098,459	24,078,372	1,802,471	-
Net increase (decrease) in contract owners' equity resulting from operations	53,892,167	(13,002,756)	3,201,723	(2,867,381)	45,104,003	(40,079,486)	11,406,325	(8,832,220)
Equity transactions:
Purchase payments received from contract owners (note 4)	132,763,863	104,705,171	328,352	357,970	2,308,149	2,745,048	395,313	496,135
Transfers between funds	11,953,340	30,211,044	(438,821)	(159,920)	2,963,502	(10,241,755)	(574,556)	(573,300)
Redemptions (notes 2, 3 and 4)	(44,651,860)	(44,401,048)	(1,817,718)	(1,625,120)	(25,682,161)	(27,368,233)	(4,721,758)	(5,170,902)
Adjustments to maintain reserves	139	378,319	(12)	115	(651)	619	(562)	721
Net equity transactions	100,065,482	90,893,487	(1,928,199)	(1,426,955)	(20,411,161)	(34,864,320)	(4,901,563)	(5,247,347)
Net change in contract owners' equity	153,957,649	77,890,731	1,273,524	(4,294,336)	24,692,842	(74,943,806)	6,504,762	(14,079,567)
Contract owners' equity beginning of period	661,045,191	583,154,460	15,327,830	19,622,166	210,677,691	285,621,497	45,749,053	59,828,620
Contract owners' equity end of period	$815,002,840	661,045,191	16,601,354	15,327,830	235,370,533	210,677,691	52,253,815	45,749,053
CHANGES IN UNITS:
Beginning units	45,562,385	39,490,721	857,905	925,175	5,517,742	6,276,254	1,502,540	1,652,970
Units purchased	13,922,740	11,416,148	23,514	40,715	657,473	220,584	23,245	28,094
Units redeemed	(7,565,731)	(5,344,484)	(118,209)	(107,985)	(1,101,546)	(979,096)	(165,712)	(178,524)
Ending units	51,919,394	45,562,385	763,210	857,905	5,073,669	5,517,742	1,360,073	1,502,540

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FO2		FVSS		FRESS2		FTVIS2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(53,347)	(185,494)	8,454	(19,852)	10,330	77,301	8,797,574	7,851,291
Realized gain (loss) on investments	527,688	1,128,172	141,326	197,080	613,503	(97,554)	418,114	3,671,899
Change in unrealized gain (loss) on investments	17,367,722	(17,141,232)	535,939	(1,148,924)	616,391	(447,000)	17,919,804	(25,548,526)
Reinvested capital gains	3,542,648	-	370,679	194,281	119,367	134,840	3,796,198	-
Net increase (decrease) in contract owners' equity resulting from operations	21,384,711	(16,198,554)	1,056,398	(777,415)	1,359,591	(332,413)	30,931,690	(14,025,336)
Equity transactions:
Purchase payments received from contract owners (note 4)	4,979,850	7,061,714	36,299	29,638	2,800,441	1,623,592	7,134,017	8,904,876
Transfers between funds	(5,116,469)	2,097,976	(106,393)	(176,921)	1,034,777	1,497,191	(8,371,904)	(10,914,189)
Redemptions (notes 2, 3 and 4)	(8,761,465)	(9,250,324)	(504,069)	(318,355)	(729,367)	(257,655)	(20,732,607)	(23,091,663)
Adjustments to maintain reserves	(1,005)	861	(104)	(21)	(111)	(38)	21	(74)
Net equity transactions	(8,899,089)	(89,773)	(574,267)	(465,659)	3,105,740	2,863,090	(21,970,473)	(25,101,050)

Net change in contract owners' equity	12,485,622	(16,288,327)	482,131	(1,243,074)	4,465,331	2,530,677	8,961,217	(39,126,386)
Contract owners' equity beginning of period	85,123,098	101,411,425	3,400,823	4,643,897	4,725,026	2,194,349	225,408,877	264,535,263
Contract owners' equity end of period	$97,608,720	85,123,098	3,882,954	3,400,823	9,190,357	4,725,026	234,370,094	225,408,877
CHANGES IN UNITS:
Beginning units	3,960,462	3,943,518	152,249	169,584	412,769	175,387	14,462,828	16,047,838
Units purchased	512,929	777,969	17,775	4,368	864,013	333,010	1,209,923	1,609,945
Units redeemed	(849,688)	(761,025)	(39,027)	(21,703)	(609,945)	(95,628)	(2,510,195)	(3,194,955)
Ending units	3,623,703	3,960,462	130,997	152,249	666,837	412,769	13,162,556	14,462,828

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FTVRD2		FTVSV2		FTVMD2		FTVDM2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(73,670)	(71,591)	(331,083)	(528,940)	15,067	23,511	(40,416)	(66,774)
Realized gain (loss) on investments	1,876,192	2,444,711	(6,881,550)	2,882,734	(35,391)	(7,094)	131,287	(107,114)
Change in unrealized gain (loss) on investments	1,028,864	(6,696,720)	11,151,631	(27,725,338)	160,573	(175,665)	1,958,989	(1,878,357)
Reinvested capital gains	5,242,003	2,186,578	12,970,972	13,498,029	130,381	15,296	-	-
Net increase (decrease) in contract owners' equity resulting from operations	8,073,389	(2,137,022)	16,909,970	(11,873,515)	270,630	(143,952)	2,049,860	(2,052,245)
Equity transactions:
Purchase payments received from contract owners (note 4)	142,778	519,242	439,586	517,193	131,769	94,904	81,300	132,680
Transfers between funds	(1,265,188)	(610,271)	(1,351,421)	(3,194,060)	(45,630)	68,524	(292,128)	(2,144,714)
Redemptions (notes 2, 3 and 4)	(3,756,813)	(3,547,719)	(8,868,280)	(11,332,861)	(58,088)	(13,887)	(816,812)	(1,984,985)
Adjustments to maintain reserves	53	59	(28)	(28)	4	6	(195)	27
Net equity transactions	(4,879,170)	(3,638,689)	(9,780,143)	(14,009,757)	28,055	149,547	(1,027,835)	(3,996,993)
Net change in contract owners' equity	3,194,219	(5,775,711)	7,129,827	(25,883,272)	298,685	5,595	1,022,025	(6,049,238)
Contract owners' equity beginning of period	31,173,227	36,948,938	71,704,660	97,587,932	1,125,008	1,119,413	8,750,560	14,799,798
Contract owners' equity end of period	$34,367,446	31,173,227	78,834,487	71,704,660	1,423,693	1,125,008	9,772,585	8,750,560
CHANGES IN UNITS:
Beginning units	1,023,109	1,134,416	2,065,774	2,409,787	90,901	79,914	889,456	1,248,611
Units purchased	18,544	49,477	167,079	103,738	14,839	12,936	84,418	78,498
Units redeemed	(156,908)	(160,784)	(413,179)	(447,751)	(12,803)	(1,949)	(178,037)	(437,653)
Ending units	884,745	1,023,109	1,819,674	2,065,774	92,937	90,901	795,837	889,456

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	TIF2		FTVGI2		FTVFA2		FTVSI2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$65,863	384,443	5,750,920	(1,810,659)	1,596,086	1,311,414	69,125	28,070
Realized gain (loss) on investments	(1,312,523)	(1,089,557)	(1,876,271)	(1,945,731)	(1,099,522)	363,722	(743)	(4,219)
Change in unrealized gain (loss) on investments	3,849,551	(5,020,502)	(3,306,061)	4,193,318	7,814,328	(14,122,207)	28,316	(46,307)
Reinvested capital gains	288,506	-	-	-	5,567,784	2,282,402	-	-
Net increase (decrease) in contract owners' equity resulting from operations	2,891,397	(5,725,616)	568,588	436,928	13,878,676	(10,164,669)	96,698	(22,456)
Equity transactions:
Purchase payments received from contract owners (note 4)	120,907	255,695	1,864,745	4,545,353	3,133,185	3,678,415	-	102
Transfers between funds	742,839	646,914	(3,481,159)	(1,665,736)	(1,514,091)	(6,024,110)	263,985	656,070
Redemptions (notes 2, 3 and 4)	(3,085,813)	(5,035,008)	(9,259,359)	(11,963,722)	(8,166,311)	(8,967,104)	(26,401)	(24,251)
Adjustments to maintain reserves	(324)	(50)	(50)	(28)	164	68	(11)	(2)
Net equity transactions	(2,222,391)	(4,132,449)	(10,875,823)	(9,084,133)	(6,547,053)	(11,312,730)	237,573	631,919
Net change in contract owners' equity	669,006	(9,858,065)	(10,307,235)	(8,647,205)	7,331,623	(21,477,399)	334,271	609,463
Contract owners' equity beginning of period	27,658,651	37,516,716	109,604,497	118,251,702	79,605,946	101,083,345	1,183,956	574,493
Contract owners' equity end of period	$28,327,657	27,658,651	99,297,262	109,604,497	86,937,569	79,605,946	1,518,227	1,183,956
CHANGES IN UNITS:
Beginning units	1,368,003	1,553,378	11,681,077	12,642,442	6,404,078	7,228,922	112,176	53,163
Units purchased	96,404	87,970	830,317	1,504,980	414,497	504,575	24,140	63,085
Units redeemed	(199,264)	(273,345)	(1,968,998)	(2,466,345)	(896,032)	(1,329,419)	(2,620)	(4,072)
Ending units	1,265,143	1,368,003	10,542,396	11,681,077	5,922,543	6,404,078	133,696	112,176

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVMSAS		GVSSCS		GVGMNS		RSRF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$28,628	8,261	(1,784)	(939)	(19,536)	(92,856)	11	(13)
Realized gain (loss) on investments	99	(23)	(81,869)	6,749	114,046	100,624	(43)	(4)
Change in unrealized gain (loss) on investments	18,113	(23,081)	225,568	(238,281)	498,807	(867,957)	342	(1,169)
Reinvested capital gains	-	-	11,266	122,204	437,634	187,052	-	785
Net increase (decrease) in contract owners' equity resulting from operations	46,840	(14,843)	153,181	(110,267)	1,030,951	(673,137)	310	(401)
Equity transactions:
Purchase payments received from contract owners (note 4)	339,886	379,442	39,328	115,835	101,290	549,220	-	5,646
Transfers between funds	834,670	66,924	(204,957)	280,065	(1,579,720)	2,182,867	657	(10)
Redemptions (notes 2, 3 and 4)	(27,188)	(330)	(169,368)	(155,196)	(812,029)	(651,391)	-	-
Adjustments to maintain reserves	(22)	(7)	5	3	(158)	19	2	(1)
Net equity transactions	1,147,346	446,030	(334,992)	240,707	(2,290,617)	2,080,714	659	5,634
Net change in contract owners' equity	1,194,186	431,187	(181,811)	130,440	(1,259,666)	1,407,577	969	5,233
Contract owners' equity beginning of period	431,187	-	725,767	595,327	11,743,331	10,335,754	5,233	-
Contract owners' equity end of period	$1,625,373	431,187	543,956	725,767	10,483,665	11,743,331	6,202	5,233
CHANGES IN UNITS:
Beginning units	45,915	-	45,953	34,198	1,013,151	837,816	565	-
Units purchased	118,159	45,950	5,594	23,441	42,841	269,929	90	566
Units redeemed	(2,763)	(35)	(23,724)	(11,686)	(237,182)	(94,594)	(18)	(1)
Ending units	161,311	45,915	27,823	45,953	818,810	1,013,151	637	565

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	RVARS		ACEG2		IVMCC2		IVKMG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$99,875	(255,873)	(67,260)	(74,972)	(210,144)	(233,118)	(222,393)	(245,791)
Realized gain (loss) on investments	86,467	79,142	163,904	351,568	(527,815)	(277,852)	(15,024)	1,166,673
Change in unrealized gain (loss) on investments	284,904	(897,021)	563,225	(796,498)	2,095,074	(3,593,695)	2,204,699	(3,618,568)
Reinvested capital gains	-	-	683,909	321,677	1,579,235	2,162,694	2,168,599	1,751,094
Net increase (decrease) in contract owners' equity resulting from operations	471,246	(1,073,752)	1,343,778	(198,225)	2,936,350	(1,941,971)	4,135,881	(946,592)
Equity transactions:
Purchase payments received from contract owners (note 4)	86,385	713,819	14,648	65,315	23,338	161,979	95,346	160,844
Transfers between funds	(245,460)	(335,654)	(90,376)	(633,664)	(2,887)	17,087	(402,006)	(855,811)
Redemptions (notes 2, 3 and 4)	(1,066,594)	(967,280)	(556,007)	(750,860)	(755,604)	(887,266)	(1,962,485)	(2,160,826)
Adjustments to maintain reserves	(224)	(9)	(121)	(5)	(308)	35	(289)	(14)
Net equity transactions	(1,225,893)	(589,124)	(631,856)	(1,319,214)	(735,461)	(708,165)	(2,269,434)	(2,855,807)
Net change in contract owners' equity	(754,647)	(1,662,876)	711,922	(1,517,439)	2,200,889	(2,650,136)	1,866,447	(3,802,399)
Contract owners' equity beginning of period	14,642,962	16,305,838	4,025,895	5,543,334	12,802,342	15,452,478	13,087,812	16,890,211
Contract owners' equity end of period	$13,888,315	14,642,962	4,737,817	4,025,895	15,003,231	12,802,342	14,954,259	13,087,812
CHANGES IN UNITS:
Beginning units	1,539,831	1,600,038	231,155	301,486	968,161	1,015,428	856,633	1,025,694
Units purchased	97,764	168,992	26,065	46,661	72,379	67,119	126,620	79,246
Units redeemed	(225,221)	(229,199)	(55,130)	(116,992)	(116,621)	(114,386)	(242,886)	(248,307)
Ending units	1,412,374	1,539,831	202,090	231,155	923,919	968,161	740,367	856,633

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	IVBRA1		OVIGS		OVMS		OVB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(918)	2,436	(474,865)	(575,163)	213,609	160,919	324,766	348,925
Realized gain (loss) on investments	(6,584)	(2,007)	323,135	760,227	(88,918)	(137,327)	145,032	(318,003)
Change in unrealized gain (loss) on investments	34,988	(32,843)	10,222,603	(13,708,613)	2,977,265	(2,290,706)	780,631	(477,006)
Reinvested capital gains	-	18,821	2,694,175	1,042,662	374,032	601,271	-	-
Net increase (decrease) in contract owners' equity resulting from operations	27,486	(13,593)	12,765,048	(12,480,887)	3,475,988	(1,665,843)	1,250,429	(446,084)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	47,502	4,448,564	7,989,976	259,440	138,668	175,951	186,567
Transfers between funds	731	928	104,629	(1,373,075)	(238,619)	(401,456)	(173,694)	(398,950)
Redemptions (notes 2, 3 and 4)	(24,268)	(7,285)	(3,214,678)	(3,549,491)	(3,132,199)	(3,179,923)	(2,131,409)	(1,944,885)
Adjustments to maintain reserves	3	(12)	(360)	(58)	148	(95)	(8)	366
Net equity transactions	(23,534)	41,132	1,338,155	3,067,352	(3,111,230)	(3,442,806)	(2,129,160)	(2,156,902)
Net change in contract owners' equity	3,952	27,539	14,103,203	(9,413,535)	364,758	(5,108,649)	(878,731)	(2,602,986)
Contract owners' equity beginning of period	197,412	169,873	47,474,543	56,888,078	22,882,854	27,991,503	16,281,666	18,884,652
Contract owners' equity end of period	$201,364	197,412	61,577,746	47,474,543	23,247,612	22,882,854	15,402,935	16,281,666
CHANGES IN UNITS:
Beginning units	17,442	13,983	5,495,598	5,217,271	706,855	809,186	792,366	895,835
Units purchased	58	4,079	1,094,375	2,039,466	8,556	8,821	27,494	19,314
Units redeemed	(1,983)	(620)	(937,597)	(1,761,139)	(97,308)	(111,152)	(122,970)	(122,783)
Ending units	15,517	17,442	5,652,376	5,495,598	618,103	706,855	696,890	792,366

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	OVGS		OVGSS		OVIG		OVGI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(542,373)	(496,745)	(1,063,723)	(979,372)	9,063	5,847	(22,365)	(14,551)
Realized gain (loss) on investments	9,260,073	7,482,747	(635,655)	1,714,385	3,933	6,579	25,910	530,320
Change in unrealized gain (loss) on investments	5,981,307	(36,459,368)	13,483,731	(27,661,506)	282,821	(334,017)	1,103,086	(2,529,743)
Reinvested capital gains	18,480,518	10,059,693	18,439,810	8,801,114	78,188	26,767	1,822,125	1,019,044
Net increase (decrease) in contract owners' equity resulting from operations	33,179,525	(19,413,673)	30,224,163	(18,125,379)	374,005	(294,824)	2,928,756	(994,930)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,013,852	1,696,885	4,812,964	7,690,165	101,417	474,053	352,819	608,804
Transfers between funds	(3,242,625)	(1,050,648)	(3,479,061)	(3,763,801)	(17,173)	17,908	65,773	(543,012)
Redemptions (notes 2, 3 and 4)	(13,885,861)	(16,471,108)	(10,604,024)	(9,339,435)	(44,667)	(78,160)	(1,605,426)	(1,410,721)
Adjustments to maintain reserves	32	45	(16)	14	3	(21)	(105)	(19)
Net equity transactions	(16,114,602)	(15,824,827)	(9,270,137)	(5,413,057)	39,580	413,780	(1,186,939)	(1,344,947)
Net change in contract owners' equity	17,064,923	(35,238,500)	20,954,026	(23,538,436)	413,585	118,956	1,741,817	(2,339,877)
Contract owners' equity beginning of period	116,165,759	151,404,259	105,540,120	129,078,556	1,308,781	1,189,825	9,995,558	12,335,435
Contract owners' equity end of period	$133,230,682	116,165,759	126,494,146	105,540,120	1,722,366	1,308,781	11,737,375	9,995,558
CHANGES IN UNITS:
Beginning units	1,827,157	2,024,915	3,193,358	3,336,860	121,300	88,438	569,239	637,656
Units purchased	25,866	60,087	489,662	443,100	16,324	51,192	41,011	40,703
Units redeemed	(247,017)	(257,845)	(719,851)	(586,602)	(12,921)	(18,330)	(97,356)	(109,120)
Ending units	1,606,006	1,827,157	2,963,169	3,193,358	124,703	121,300	512,894	569,239

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	OVGIS		OVSC		OVSCS		OVAG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,322,494)	(1,216,967)	(61,329)	(71,430)	(1,517,736)	(1,571,298)	(145,240)	(142,437)
Realized gain (loss) on investments	13,057,985	14,152,486	(244,991)	(15,876)	(1,306,249)	(1,245,031)	245,559	580,409
Change in unrealized gain (loss) on investments	5,536,661	(46,764,919)	954,808	(1,499,692)	14,523,402	(22,354,105)	1,844,169	(2,599,000)
Reinvested capital gains	29,929,637	17,245,711	531,307	865,361	9,136,201	13,175,756	1,343,579	1,500,650
Net increase (decrease) in contract owners' equity resulting from operations	47,201,789	(16,583,689)	1,179,795	(721,637)	20,835,618	(11,994,678)	3,288,067	(660,378)
Equity transactions:
Purchase payments received from contract owners (note 4)	4,259,912	5,835,507	170,919	79,127	4,228,781	5,740,525	152,929	220,764
Transfers between funds	(3,146,731)	(9,347,181)	(407,718)	(300,991)	1,041,515	(2,042,537)	710,234	(157,969)
Redemptions (notes 2, 3 and 4)	(21,175,795)	(21,716,831)	(1,267,711)	(637,765)	(9,030,954)	(8,901,780)	(1,018,964)	(1,006,635)
Adjustments to maintain reserves	(255)	136	(31)	(6)	36	(44)	(93)	6
Net equity transactions	(20,062,869)	(25,228,370)	(1,504,541)	(859,635)	(3,760,622)	(5,203,836)	(155,894)	(943,834)
Net change in contract owners' equity	27,138,920	(41,812,059)	(324,746)	(1,581,272)	17,074,996	(17,198,514)	3,132,173	(1,604,212)
Contract owners' equity beginning of period	161,824,893	203,636,952	5,425,984	7,007,256	85,460,837	102,659,351	8,978,421	10,582,633
Contract owners' equity end of period	$188,963,813	161,824,893	5,101,238	5,425,984	102,535,833	85,460,837	12,110,594	8,978,421
CHANGES IN UNITS:
Beginning units	6,094,730	6,939,343	294,895	337,046	2,344,905	2,482,580	831,417	908,156
Units purchased	730,785	445,849	16,690	45,468	298,240	428,624	138,718	63,858
Units redeemed	(1,331,038)	(1,290,462)	(89,649)	(87,619)	(377,516)	(566,299)	(154,784)	(140,597)
Ending units	5,494,477	6,094,730	221,936	294,895	2,265,629	2,344,905	815,351	831,417

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	OVSB		OVSBS		WRPMCV		WRPMAV
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$38,091	61,368	118,248	222,617	21,636	7,793	136,298	81,390
Realized gain (loss) on investments	(7,696)	(44,845)	(121,219)	(148,547)	382	20,140	(43,052)	25,355
Change in unrealized gain (loss) on investments	107,139	(110,652)	544,338	(515,221)	130,238	(130,052)	620,476	(795,877)
Reinvested capital gains	-	-	-	-	76,704	50,555	507,353	293,958
Net increase (decrease) in contract owners' equity resulting from operations	137,534	(94,129)	541,367	(441,151)	228,960	(51,564)	1,221,075	(395,174)
Equity transactions:
Purchase payments received from contract owners (note 4)	95,229	83,835	41,922	75,235	-	-	151,800	74,658
Transfers between funds	216,963	(105,695)	(43,837)	(258,510)	6,188	(631)	(3,167)	(80,100)
Redemptions (notes 2, 3 and 4)	(178,075)	(229,984)	(930,178)	(1,018,465)	(71,757)	(397,628)	(3,428,075)	(2,290,065)
Adjustments to maintain reserves	(32)	1	(173)	43	(15)	5	-	(9)
Net equity transactions	134,085	(251,843)	(932,266)	(1,201,697)	(65,584)	(398,254)	(3,279,442)	(2,295,516)
Net change in contract owners' equity	271,619	(345,972)	(390,899)	(1,642,848)	163,376	(449,818)	(2,058,367)	(2,690,690)
Contract owners' equity beginning of period	1,425,090	1,771,062	6,361,443	8,004,291	1,619,392	2,069,210	7,577,401	10,268,091
Contract owners' equity end of period	$1,696,709	1,425,090	5,970,544	6,361,443	1,782,768	1,619,392	5,519,034	7,577,401
CHANGES IN UNITS:
Beginning units	139,910	163,993	639,787	756,811	138,108	170,612	614,350	789,280
Units purchased	31,913	15,646	30,231	31,587	504	325	11,310	5,871
Units redeemed	(19,767)	(39,729)	(119,922)	(148,611)	(5,720)	(32,829)	(248,849)	(180,801)
Ending units	152,056	139,910	550,096	639,787	132,892	138,108	376,811	614,350

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	WRPMMV		WRASP		WRENG		WRHIP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$71,271	26,760	545,123	122,217	(24)	(3)	3,908,145	4,217,937
Realized gain (loss) on investments	31,444	21,842	(9,101,876)	(7,524,308)	(489)	(1)	270,893	(1,097,886)
Change in unrealized gain (loss) on investments	456,762	(452,548)	29,568,535	(9,570,805)	237	(1,228)	2,905,154	(6,155,057)
Reinvested capital gains	240,599	163,461	5,896,850	6,396,890	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	800,076	(240,485)	26,908,632	(10,576,006)	(276)	(1,232)	7,084,192	(3,035,006)
Equity transactions:
Purchase payments received from contract owners (note 4)	111,910	28,992	1,843,172	1,775,918	7,405	3,575	981,568	1,504,914
Transfers between funds	(90,775)	504,721	(7,931,893)	(7,317,215)	1,391	-	(6,679,649)	(3,313,337)
Redemptions (notes 2, 3 and 4)	(976,595)	(613,874)	(12,631,736)	(16,758,070)	(999)	-	(7,467,747)	(8,645,460)
Adjustments to maintain reserves	(7)	2	371	39	(3)	-	(516)	98
Net equity transactions	(955,467)	(80,158)	(18,720,086)	(22,299,327)	7,794	3,575	(13,166,344)	(10,453,786)
Net change in contract owners' equity	(155,391)	(320,643)	8,188,546	(32,875,333)	7,518	2,343	(6,082,152)	(13,488,792)
Contract owners' equity beginning of period	5,159,747	5,480,390	143,621,869	176,497,202	2,343	-	79,155,763	92,644,555
Contract owners' equity end of period	$5,004,356	5,159,747	151,810,415	143,621,869	9,861	2,343	73,073,611	79,155,763
CHANGES IN UNITS:
Beginning units	427,741	434,074	9,932,830	11,348,594	372	-	6,336,517	7,155,562
Units purchased	8,211	40,929	234,010	308,291	1,301	372	538,582	785,301
Units redeemed	(80,270)	(47,262)	(1,396,912)	(1,724,055)	(154)	-	(1,532,647)	(1,604,346)
Ending units	355,682	427,741	8,769,928	9,932,830	1,519	372	5,342,452	6,336,517

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	WRMCG		WRPAP		WRPCP		WRPMP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,784,952)	(1,567,337)	533	291	21,589	8,863	516,479	260,117
Realized gain (loss) on investments	4,210,081	5,039,455	(809)	(15)	6,255	9,672	(582,073)	(81,437)
Change in unrealized gain (loss) on investments	12,048,222	(9,582,595)	1,648	(2,801)	77,498	(87,365)	2,146,174	(2,336,047)
Reinvested capital gains	17,779,311	4,343,117	1,981	1,139	66,515	44,318	1,885,863	1,184,757
Net increase (decrease) in contract owners' equity resulting from operations	32,252,662	(1,767,360)	3,353	(1,386)	171,857	(24,512)	3,966,443	(972,610)
Equity transactions:
Purchase payments received from contract owners (note 4)	12,040,686	10,295,153	-	-	-	-	74,760	369,407
Transfers between funds	3,740,928	6,432,941	(13,372)	12,573	1,301,233	(170,204)	(157,784)	(263,152)
Redemptions (notes 2, 3 and 4)	(8,600,270)	(6,870,793)	-	-	(1,649,787)	(330,219)	(5,033,405)	(3,917,850)
Adjustments to maintain reserves	64	(47)	(9)	4	3	(10)	(23)	14
Net equity transactions	7,181,408	9,857,254	(13,381)	12,577	(348,551)	(500,433)	(5,116,452)	(3,811,581)
Net change in contract owners' equity	39,434,070	8,089,894	(10,028)	11,191	(176,694)	(524,945)	(1,150,009)	(4,784,191)
Contract owners' equity beginning of period	89,351,754	81,261,860	20,024	8,833	1,286,585	1,811,530	23,045,587	27,829,778
Contract owners' equity end of period	$128,785,824	89,351,754	9,996	20,024	1,109,891	1,286,585	21,895,578	23,045,587
CHANGES IN UNITS:
Beginning units	5,510,204	4,933,082	1,382	584	85,500	117,558	1,360,385	1,572,218
Units purchased	2,383,800	2,660,600	8	814	79,101	15,489	11,191	20,666
Units redeemed	(2,046,106)	(2,083,478)	(823)	(16)	(100,065)	(47,547)	(281,452)	(232,499)
Ending units	5,847,898	5,510,204	567	1,382	64,536	85,500	1,090,124	1,360,385

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	WRPMAP		WRPMCP		JPICB2		JPMMV1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,051,536	650,976	96,857	50,321	(1,339)	-	34,399	(48,570)
Realized gain (loss) on investments	(1,314,170)	201,795	(47,956)	(49,633)	2	-	118,786	338,017
Change in unrealized gain (loss) on investments	4,530,873	(5,387,007)	378,811	(351,321)	(2,261)	-	1,561,087	(2,111,734)
Reinvested capital gains	4,189,120	2,340,445	324,288	228,578	-	-	762,979	214,170
Net increase (decrease) in contract owners' equity resulting from operations	8,457,359	(2,193,791)	752,000	(122,055)	(3,598)	-	2,477,251	(1,608,117)
Equity transactions:
Purchase payments received from contract owners (note 4)	715,612	1,037,801	21,300	-	1,291,910	-	158,614	204,186
Transfers between funds	(1,136,978)	413,248	78	(201,109)	25,410	-	(446,346)	(756,165)
Redemptions (notes 2, 3 and 4)	(8,881,496)	(6,024,848)	(328,605)	(1,530,150)	(839)	-	(1,407,157)	(1,960,511)
Adjustments to maintain reserves	4	1	(13)	(11)	5	-	(40)	(3)
Net equity transactions	(9,302,858)	(4,573,797)	(307,240)	(1,731,270)	1,316,486	-	(1,694,929)	(2,512,493)
Net change in contract owners' equity	(845,499)	(6,767,588)	444,760	(1,853,325)	1,312,888	-	782,322	(4,120,610)
Contract owners' equity beginning of period	43,489,258	50,256,846	4,708,783	6,562,108	-	-	10,479,437	14,600,047
Contract owners' equity end of period	$42,643,759	43,489,258	5,153,543	4,708,783	1,312,888	-	11,261,759	10,479,437
CHANGES IN UNITS:
Beginning units	2,422,804	2,657,314	292,690	395,400	-	-	387,327	469,253
Units purchased	36,363	88,990	1,239	11	131,934	-	15,773	12,164
Units redeemed	(494,396)	(323,500)	(18,670)	(102,721)	(84)	-	(70,486)	(94,090)
Ending units	1,964,771	2,422,804	275,259	292,690	131,850	-	332,614	387,327

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	JABS		JAMGS		JAFBS		JACAS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$44,938	53,803	(8,366)	(4,144)	875,472	742,849	(1,936,068)	(352,311)
Realized gain (loss) on investments	645,292	425,373	119,527	12,719	(189,654)	(139,264)	1,789,884	710,265
Change in unrealized gain (loss) on investments	926,686	(808,909)	359,970	(191,274)	3,935,450	(2,208,007)	28,255,755	(16,594,783)
Reinvested capital gains	277,055	261,634	130,202	84,734	-	-	11,323,419	18,286,925
Net increase (decrease) in contract owners’ equity resulting from operations	1,893,971	(68,099)	601,333	(97,965)	4,621,268	(1,604,422)	39,432,990	2,050,096
Equity transactions:
Purchase payments received from contract owners (note 4)	82,433	842,240	169,763	491,829	6,332,029	6,836,940	1,252,423	1,107,548
Transfers between funds	(45,485)	(585,948)	(436,341)	733,737	(3,047,781)	5,895,837	(5,520,557)	(9,623,072)
Redemptions (notes 2, 3 and 4)	(1,711,649)	(769,091)	(82,461)	(29,003)	(4,899,163)	(3,015,106)	(13,883,996)	(13,737,453)
Adjustments to maintain reserves	(50)	115	(21)	(6)	(258)	(35)	(119)	(114)
Net equity transactions	(1,674,751)	(512,684)	(349,060)	1,196,557	(1,615,173)	9,717,636	(18,152,249)	(22,253,090)
Net change in contract owners’ equity	219,220	(580,783)	252,273	1,098,592	3,006,095	8,113,214	21,280,741	(20,202,994)
Contract owners’ equity beginning of period	9,580,583	10,161,366	1,800,769	702,177	64,168,533	56,055,319	117,387,482	137,590,476
Contract owners’ equity end of period	$9,799,803	9,580,583	2,053,042	1,800,769	67,174,628	64,168,533	138,668,223	117,387,482
CHANGES IN UNITS:
Beginning units	395,535	366,508	91,628	35,322	6,585,369	5,597,484	3,720,030	4,346,116
Units purchased	21,451	90,757	14,709	60,265	1,366,207	1,706,385	347,517	241,970
Units redeemed	(103,462)	(61,730)	(28,683)	(3,959)	(1,550,946)	(718,500)	(770,840)	(868,056)
Ending units	313,524	395,535	77,654	91,628	6,400,630	6,585,369	3,296,707	3,720,030

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	JAGTS		JAIGS		LZREMS		LOVTRC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,736,316)	(714,431)	125,703	72,540	(307,059)	140,375	686,598	750,454
Realized gain (loss) on investments	9,718,366	16,505,654	(1,752,298)	(1,833,508)	1,013,804	1,184,685	(145,115)	(76,499)
Change in unrealized gain (loss) on investments	33,319,039	(22,197,486)	9,455,308	(5,139,049)	5,913,644	(11,710,029)	2,429,740	(1,344,164)
Reinvested capital gains	9,940,454	4,567,351	-	-	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	51,241,543	(1,838,912)	7,828,713	(6,900,017)	6,620,389	(10,384,969)	2,971,223	(670,209)
Equity transactions:
Purchase payments received from contract owners (note 4)	11,924,218	14,456,231	859,879	615,333	3,218,402	7,111,034	10,002,199	8,905,172
Transfers between funds	1,670,886	(1,077,187)	(1,238,914)	(590,198)	(4,392,514)	561,897	1,946,235	5,238,904
Redemptions (notes 2, 3 and 4)	(12,563,380)	(11,223,476)	(4,154,154)	(5,222,848)	(2,786,834)	(3,198,395)	(2,526,557)	(1,806,756)
Adjustments to maintain reserves	(350)	(78)	(584)	102	(54)	79	(206)	(9)
Net equity transactions	1,031,374	2,155,491	(4,533,773)	(5,197,610)	(3,961,000)	4,474,615	9,421,671	12,337,311
Net change in contract owners’ equity	52,272,917	316,579	3,294,940	(12,097,627)	2,659,389	(5,910,354)	12,392,894	11,667,102
Contract owners’ equity beginning of period	122,989,540	122,672,961	33,459,497	45,557,124	42,606,559	48,516,913	38,813,179	27,146,077
Contract owners’ equity end of period	$175,262,457	122,989,540	36,754,437	33,459,497	45,265,948	42,606,559	51,206,073	38,813,179
CHANGES IN UNITS:
Beginning units	6,599,469	6,516,353	1,925,759	2,189,258	4,904,233	4,480,686	3,894,839	2,660,651
Units purchased	1,905,843	3,520,812	93,569	198,393	610,791	1,502,317	1,853,655	1,578,184
Units redeemed	(1,842,861)	(3,437,696)	(317,291)	(461,892)	(1,039,617)	(1,078,770)	(942,274)	(343,996)
Ending units	6,662,451	6,599,469	1,702,037	1,925,759	4,475,407	4,904,233	4,806,220	3,894,839

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	LOVSDC		MNCPS2		M2IGSS		MNDSC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,865	1,087	396	93	(73,657)	(69,714)	(807,203)	(646,479)
Realized gain (loss) on investments	3	-	(50)	(4)	178,383	82,259	1,536,946	1,821,170
Change in unrealized gain (loss) on investments	236	(957)	3,665	(3,957)	1,364,961	(378,897)	5,024,982	(9,219,737)
Reinvested capital gains	-	-	7,170	409	504,007	356,282	10,070,543	6,094,876
Net increase (decrease) in contract owners’ equity resulting from operations	2,104	130	11,181	(3,459)	1,973,694	(10,070)	15,825,268	(1,950,170)
Equity transactions:
Purchase payments received from contract owners (note 4)	223,978	33,201	-	45,070	35,807	25,083	6,666,931	4,991,449
Transfers between funds	(188)	-	40,526	279	198,072	(87,458)	10,310,133	(890,191)
Redemptions (notes 2, 3 and 4)	-	-	(8,149)	-	(804,224)	(724,027)	(3,174,303)	(2,836,717)
Adjustments to maintain reserves	3	2	(5)	(2)	(102)	28	(590)	66
Net equity transactions	223,793	33,203	32,372	45,347	(570,447)	(786,373)	13,802,171	1,264,607
Net change in contract owners’ equity	225,897	33,333	43,553	41,888	1,403,247	(796,443)	29,627,439	(685,563)
Contract owners’ equity beginning of period	33,333	-	41,888	-	5,420,401	6,216,844	37,462,273	38,147,836
Contract owners’ equity end of period	$259,230	33,333	85,441	41,888	6,823,648	5,420,401	67,089,712	37,462,273
CHANGES IN UNITS:
Beginning units	3,299	-	4,444	-	427,471	485,616	2,337,791	2,308,380
Units purchased	21,228	3,299	4,895	4,444	45,130	16,552	1,377,116	1,026,552
Units redeemed	(18)	-	(1,881)	-	(80,896)	(74,697)	(702,876)	(997,141)
Ending units	24,509	3,299	7,458	4,444	391,705	427,471	3,012,031	2,337,791

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MVUSC		MVFSC		MVIGSC		MVIVSC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$6,463	428	1,237,163	(983,535)	(2,307)	-	(218,124)	(1,840,855)
Realized gain (loss) on investments	(584)	(6,450)	22,306,709	22,357,608	(71,288)	-	11,947,954	11,909,540
Change in unrealized gain (loss) on investments	35,777	4,819	48,996,359	(94,048,066)	143,263	-	39,939,427	(45,275,409)
Reinvested capital gains	597	631	16,506,174	27,076,633	73,166	-	8,743,532	3,237,821
Net increase (decrease) in contract owners’ equity resulting from operations	42,253	(572)	89,046,405	(45,597,360)	142,834	-	60,412,789	(31,968,903)
Equity transactions:
Purchase payments received from contract owners (note 4)	21,497	22,936	12,745,448	14,074,260	1,099,271	-	14,537,403	21,495,931
Transfers between funds	(3,371)	(20,076)	(18,162,451)	(12,387,611)	1,027,150	-	(8,476,016)	(8,015,350)
Redemptions (notes 2, 3 and 4)	(15,726)	(11,784)	(39,061,512)	(39,131,521)	(7,883)	-	(23,623,162)	(22,248,536)
Adjustments to maintain reserves	(4)	(3)	(22)	(44)	(10)	-	(112)	10
Net equity transactions	2,396	(8,927)	(44,478,537)	(37,444,916)	2,118,528	-	(17,561,887)	(8,767,945)
Net change in contract owners’ equity	44,649	(9,499)	44,567,868	(83,042,276)	2,261,362	-	42,850,902	(40,736,848)
Contract owners’ equity beginning of period	173,720	183,219	339,521,280	422,563,556	-	-	258,673,099	299,409,947
Contract owners’ equity end of period	$218,369	173,720	384,089,148	339,521,280	2,261,362	-	301,524,001	258,673,099
CHANGES IN UNITS:
Beginning units	13,773	14,544	11,370,541	12,465,206	-	-	14,677,349	15,131,602
Units purchased	2,243	2,287	950,608	1,104,115	210,688	-	1,689,587	2,250,294
Units redeemed	(2,092)	(3,058)	(2,228,789)	(2,198,780)	(2,146)	-	(2,556,407)	(2,704,547)
Ending units	13,924	13,773	10,092,360	11,370,541	208,542	-	13,810,529	14,677,349

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MGRFV		MSGI2		MSVFI		MSVF2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$50	-	120,184	133,601	80,456	25,831	236,703	80,684
Realized gain (loss) on investments	16	-	33,076	(70,194)	145,967	785	101,484	71,349
Change in unrealized gain (loss) on investments	(104)	-	2,064,805	(1,671,137)	37,185	(70,753)	505,217	(399,355)
Reinvested capital gains	293	-	569,931	437,769	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	255	-	2,787,996	(1,169,961)	263,608	(44,137)	843,404	(247,322)
Equity transactions:
Purchase payments received from contract owners (note 4)	7,405	-	683,130	1,891,516	5,787	26,216	46,328	115,623
Transfers between funds	-	-	(407,403)	(1,842,625)	1,179,426	509,064	1,065,040	160,625
Redemptions (notes 2, 3 and 4)	(1,090)	-	(1,009,266)	(961,684)	(1,344,722)	(294,732)	(807,800)	(1,175,421)
Adjustments to maintain reserves	2	-	(186)	22	4	(27)	(104)	43
Net equity transactions	6,317	-	(733,725)	(912,771)	(159,505)	240,520	303,464	(899,130)
Net change in contract owners’ equity	6,572	-	2,054,271	(2,082,732)	104,103	196,383	1,146,868	(1,146,452)
Contract owners’ equity beginning of period	-	-	11,151,713	13,234,445	2,632,917	2,436,534	9,401,149	10,547,601
Contract owners’ equity end of period	$6,572	-	13,205,984	11,151,713	2,737,020	2,632,917	10,548,017	9,401,149
CHANGES IN UNITS:
Beginning units	-	-	1,195,515	1,286,043	190,500	172,681	694,470	759,666
Units purchased	673	-	254,809	389,874	199,658	66,440	139,530	59,537
Units redeemed	(98)	-	(325,267)	(480,402)	(209,068)	(48,621)	(119,139)	(124,733)
Ending units	575	-	1,125,057	1,195,515	181,090	190,500	714,861	694,470

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MSEM		MSEMB		VKVGR2		MSVRE
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$53,510	66,438	24,528	30,202	5,819	6,157	78	342
Realized gain (loss) on investments	16,430	7,084	(5,503)	(17,110)	1,397	1,138	1,073	2,357
Change in unrealized gain (loss) on investments	90,421	(204,563)	50,369	(64,719)	32,086	(35,038)	1,093	(4,917)
Reinvested capital gains	-	-	-	-	18,368	-	698	-
Net increase (decrease) in contract owners’ equity resulting from operations	160,361	(131,041)	69,394	(51,627)	57,670	(27,743)	2,942	(2,218)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	6	-	26,618	-	174,183	1,166	13
Transfers between funds	(7,023)	(111,322)	(17,327)	14,639	(17,885)	13,759	(110)	-
Redemptions (notes 2, 3 and 4)	(150,100)	(197,645)	(22,162)	(143,283)	(56,234)	(18,089)	(2,539)	(6,739)
Adjustments to maintain reserves	(171)	(29)	(13)	18	(15)	(10)	10	(26)
Net equity transactions	(157,294)	(308,990)	(39,502)	(102,008)	(74,134)	169,842	(1,473)	(6,752)
Net change in contract owners’ equity	3,067	(440,031)	29,892	(153,635)	(16,464)	142,099	1,469	(8,970)
Contract owners’ equity beginning of period	1,306,054	1,746,085	545,549	699,184	358,146	216,047	17,735	26,705
Contract owners’ equity end of period	$1,309,121	1,306,054	575,441	545,549	341,682	358,146	19,204	17,735
CHANGES IN UNITS:
Beginning units	47,440	58,179	36,142	43,423	34,671	18,964	-	-
Units purchased	-	2	707	4,757	1,656	19,889	-	-
Units redeemed	(5,270)	(10,741)	(3,423)	(12,038)	(8,042)	(4,182)	-	-
Ending units	42,170	47,440	33,426	36,142	28,285	34,671	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MSVREB		NVFIII		GBF		MSBF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$6	28	14,292	-	1,352,093	1,228,304	7,298,103	2,986,268
Realized gain (loss) on investments	154	144	7,491	-	(1,752,774)	(2,864,077)	(1,681,671)	1,002,293
Change in unrealized gain (loss) on investments	82	(380)	(27,293)	-	8,743,038	(1,525,061)	10,826,728	(13,464,332)
Reinvested capital gains	76	-	13,352	-	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	318	(208)	7,842	-	8,342,357	(3,160,834)	16,443,160	(9,475,771)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	1,851,158	-	7,994,738	4,179,981	6,234,614	10,527,790
Transfers between funds	-	-	681,205	-	(19,158,184)	16,080,637	(12,912,928)	11,336,763
Redemptions (notes 2, 3 and 4)	(529)	(519)	(16,579)	-	(20,792,907)	(24,275,240)	(22,550,176)	(23,177,041)
Adjustments to maintain reserves	3	(2)	(8)	-	121	(200)	(31)	6
Net equity transactions	(526)	(521)	2,515,776	-	(31,956,232)	(4,014,821)	(29,228,521)	(1,312,482)
Net change in contract owners’ equity	(208)	(729)	2,523,618	-	(23,613,875)	(7,175,655)	(12,785,361)	(10,788,253)
Contract owners’ equity beginning of period	1,954	2,683	-	-	195,170,715	202,346,370	233,968,525	244,756,778
Contract owners’ equity end of period	$1,746	1,954	2,523,618	-	171,556,840	195,170,715	221,183,164	233,968,525
CHANGES IN UNITS:
Beginning units	-	-	-	-	12,354,850	12,420,978	14,307,465	14,471,179
Units purchased	-	-	271,007	-	3,451,796	2,369,782	2,249,622	2,839,000
Units redeemed	-	-	(29,837)	-	(5,850,164)	(2,435,910)	(4,031,048)	(3,002,714)
Ending units	-	-	241,170	-	9,956,482	12,354,850	12,526,039	14,307,465

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	HIBF		GVABD2		NVLCP2		NVCBD1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,294,350	2,576,044	14,904,337	26,699,593	939,828	644,277	62,653	51,543
Realized gain (loss) on investments	756,609	1,147,091	16,390,010	11,017,167	(170,679)	(360,233)	34,669	(53,375)
Change in unrealized gain (loss) on investments	4,154,130	(6,560,887)	185,482,176	(122,145,281)	4,336,645	(2,378,195)	127,782	(63,452)
Reinvested capital gains	-	-	10,825,818	11,124,343	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	7,205,089	(2,837,752)	227,602,341	(73,304,178)	5,105,794	(2,094,151)	225,104	(65,284)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,258,282	1,745,535	427,959,519	356,371,879	3,300,519	3,303,665	65,057	58,876
Transfers between funds	(1,132,309)	(792,921)	(73,636,390)	163,461,571	(1,996,454)	2,295,557	612,256	(144,057)
Redemptions (notes 2, 3 and 4)	(6,808,875)	(6,705,401)	(251,774,918)	(223,934,700)	(6,863,433)	(5,936,527)	(198,727)	(364,796)
Adjustments to maintain reserves	88	623	61	(666)	(504)	83	(31)	9
Net equity transactions	(5,682,814)	(5,752,164)	102,548,272	295,898,085	(5,559,872)	(337,222)	478,555	(449,967)
Net change in contract owners' equity	1,522,275	(8,589,916)	330,150,613	222,593,907	(454,078)	(2,431,373)	703,659	(515,251)
Contract owners' equity beginning of period	57,039,035	65,628,951	3,031,954,547	2,809,360,640	67,730,295	70,161,668	2,948,079	3,463,330
Contract owners' equity end of period	$58,561,310	57,039,035	3,362,105,160	3,031,954,547	67,276,217	67,730,295	3,651,738	2,948,079
CHANGES IN UNITS:
Beginning units	2,634,670	2,895,079	264,067,144	239,086,312	5,180,632	5,222,094	228,067	263,219
Units purchased	463,856	574,421	50,899,640	54,073,953	924,883	782,698	105,303	44,577
Units redeemed	(698,640)	(834,830)	(43,145,709)	(29,093,121)	(1,347,153)	(824,160)	(70,702)	(79,729)
Ending units	2,399,886	2,634,670	271,821,075	264,067,144	4,758,362	5,180,632	262,668	228,067

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	NVCBD2		NVSTB2		NVBX		SAM
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,260,406	1,231,606	1,032,187	1,026,385	18,675	4,058	1,468,501	(550,222)
Realized gain (loss) on investments	(94,822)	(1,314,436)	(1,003,869)	(483,151)	77	(1)	-	-
Change in unrealized gain (loss) on investments	5,316,997	(2,213,320)	3,587,210	(1,590,281)	696	(2,192)	-	-
Reinvested capital gains	-	-	-	-	-	91	-	5,172
Net increase (decrease) in contract owners' equity resulting from operations	6,482,581	(2,296,150)	3,615,528	(1,047,047)	19,448	1,956	1,468,501	(545,050)
Equity transactions:
Purchase payments received from contract owners (note 4)	6,971,388	5,024,871	14,025,257	6,681,290	691,556	169,109	134,678,359	129,238,041
Transfers between funds	4,659,914	(1,026,882)	(14,198,213)	27,406,828	-	1,665	268,169,188	318,806,374
Redemptions (notes 2, 3 and 4)	(9,915,998)	(10,465,861)	(16,384,941)	(12,547,140)	-	-	(465,764,138)	(400,116,693)
Adjustments to maintain reserves	21	210	(36)	21	(2)	(3)	6,117	(521)
Net equity transactions	1,715,325	(6,467,662)	(16,557,933)	21,541,000	691,554	170,771	(62,910,474)	47,927,201
Net change in contract owners' equity	8,197,906	(8,763,812)	(12,942,405)	20,493,953	711,002	172,727	(61,441,973)	47,382,151
Contract owners' equity beginning of period	91,111,595	99,875,407	160,933,701	140,439,748	172,727	-	565,631,666	518,249,515
Contract owners' equity end of period	$99,309,501	91,111,595	147,991,296	160,933,701	883,729	172,727	504,189,693	565,631,666
CHANGES IN UNITS:
Beginning units	7,366,376	7,919,555	15,840,601	13,652,889	16,971	-	48,439,904	45,584,470
Units purchased	2,165,714	1,624,715	4,361,340	4,961,211	63,430	16,971	59,343,695	59,924,879
Units redeemed	(2,043,138)	(2,177,894)	(6,090,291)	(2,773,499)	-	-	(64,521,501)	(57,069,445)
Ending units	7,488,952	7,366,376	14,111,650	15,840,601	80,401	16,971	43,262,098	48,439,904

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVGEII		NJMMA2		NJNDE2		NVMGA2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,125	-	(50)	-	202	-	(2,339,087)	(1,201,840)
Realized gain (loss) on investments	3,526	-	13	-	33	-	572,631	1,150,403
Change in unrealized gain (loss) on investments	134,296	-	6,190	-	24,111	-	29,595,239	(33,537,835)
Reinvested capital gains	11,026	-	-	-	-	-	6,911,023	8,817,829
Net increase (decrease) in contract owners' equity resulting from operations	150,973	-	6,153	-	24,346	-	34,739,806	(24,771,443)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,649,815	-	1,014,914	-	660,362	-	42,591,448	57,061,800
Transfers between funds	419,121	-	1,323	-	-	-	890,491	3,854,292
Redemptions (notes 2, 3 and 4)	(1,715)	-	(812)	-	(814)	-	(10,715,517)	(7,996,785)
Adjustments to maintain reserves	20	-	11	-	3	-	(214)	(3)
Net equity transactions	2,067,241	-	1,015,436	-	659,551	-	32,766,208	52,919,304
Net change in contract owners' equity	2,218,214	-	1,021,589	-	683,897	-	67,506,014	28,147,861
Contract owners' equity beginning of period	-	-	-	-	-	-	244,394,241	216,246,380
Contract owners' equity end of period	$2,218,214	-	1,021,589	-	683,897	-	311,900,255	244,394,241
CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	24,609,072	19,669,396
Units purchased	207,401	-	101,362	-	62,448	-	4,764,898	6,675,085
Units redeemed	(1,460)	-	(81)	-	(77)	-	(1,682,473)	(1,735,409)
Ending units	205,941	-	101,281	-	62,371	-	27,691,497	24,609,072

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NAMGI2		NVMLG1		NVMLG2		NVMLV1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,230,846	(788,253)	233,225	(100,229)	2,596,948	(1,914,690)	627,463	2,575
Realized gain (loss) on investments	909,398	2,471,246	(18,929)	173,831	(21,367)	13,514,395	(104,926)	(139,869)
Change in unrealized gain (loss) on investments	58,109,471	(30,426,570)	848,581	(1,824,827)	11,102,949	(32,276,222)	(84,902)	(663,929)
Reinvested capital gains	18,700,573	13,014,492	1,203,772	1,390,182	14,974,105	17,065,652	246,664	352,256
Net increase (decrease) in contract owners' equity resulting from operations	78,950,288	(15,729,085)	2,266,649	(361,043)	28,652,635	(3,610,865)	684,299	(448,967)
Equity transactions:
Purchase payments received from contract owners (note 4)	122,032,180	110,106,771	106,871	114,658	4,701,138	6,943,391	53,182	83,846
Transfers between funds	(564,094)	(16,132,054)	(488,443)	181,883	(7,142,025)	(4,939,358)	(307,830)	(237,913)
Redemptions (notes 2, 3 and 4)	(17,792,111)	(11,438,019)	(1,062,688)	(1,124,412)	(11,174,867)	(14,356,201)	(398,783)	(646,605)
Adjustments to maintain reserves	(353)	47	454	(41)	56	(51)	(3,163)	7
Net equity transactions	103,675,622	82,536,745	(1,443,806)	(827,912)	(13,615,698)	(12,352,220)	(656,594)	(800,665)
Net change in contract owners' equity	182,625,910	66,807,660	822,843	(1,188,955)	15,036,937	(15,963,085)	27,705	(1,249,632)
Contract owners' equity beginning of period	336,470,615	269,662,955	8,362,113	9,551,068	105,120,440	121,083,525	3,047,188	4,296,820
Contract owners' equity end of period	$519,096,525	336,470,615	9,184,956	8,362,113	120,157,377	105,120,440	3,074,893	3,047,188
CHANGES IN UNITS:
Beginning units	26,846,222	20,695,623	448,327	489,827	5,938,578	6,516,758	171,784	211,341
Units purchased	10,292,329	8,793,408	28,424	44,946	818,452	2,014,662	16,093	19,431
Units redeemed	(2,756,352)	(2,642,809)	(94,665)	(86,446)	(1,463,291)	(2,592,842)	(47,819)	(58,988)
Ending units	34,382,199	26,846,222	382,086	448,327	5,293,739	5,938,578	140,058	171,784

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVMLV2		NVMMG1		NVMMG2		NVMIG1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$16,019,792	(287,291)	(2,308,574)	(2,377,224)	(1,779,292)	(1,823,691)	(19,612)	(60,182)
Realized gain (loss) on investments	(1,428,375)	(2,164,067)	6,629,580	8,782,441	(5,070,783)	(874,162)	(388,170)	(189,533)
Change in unrealized gain (loss) on investments	(4,645,527)	(15,272,615)	2,119,857	(50,120,110)	10,786,045	(26,314,415)	4,700,681	(5,575,534)
Reinvested capital gains	5,625,297	7,707,695	44,016,105	31,816,800	29,545,635	21,485,657	1,343,193	1,725,469
Net increase (decrease) in contract owners' equity resulting from operations	15,571,187	(10,016,278)	50,456,968	(11,898,093)	33,481,605	(7,526,611)	5,636,092	(4,099,780)
Equity transactions:
Purchase payments received from contract owners (note 4)	3,478,788	3,401,339	1,523,950	1,756,474	4,904,039	6,149,739	160,605	345,476
Transfers between funds	3,841,155	(8,910,389)	(1,867,508)	(2,592,938)	8,663,181	(17,322,361)	(252,156)	(49,932)
Redemptions (notes 2, 3 and 4)	(6,258,174)	(6,626,680)	(17,902,178)	(19,023,874)	(12,849,049)	(13,480,385)	(2,136,762)	(2,394,100)
Adjustments to maintain reserves	(192)	76	175	(24)	(20)	38	(967)	(124)
Net equity transactions	1,061,577	(12,135,654)	(18,245,561)	(19,860,361)	718,151	(24,652,970)	(2,229,280)	(2,098,680)
Net change in contract owners' equity	16,632,764	(22,151,932)	32,211,407	(31,758,454)	34,199,756	(32,179,581)	3,406,812	(6,198,460)
Contract owners' equity beginning of period	66,500,699	88,652,631	146,634,724	178,393,178	94,349,393	126,528,974	18,825,073	25,023,533
Contract owners' equity end of period	$83,133,463	66,500,699	178,846,131	146,634,724	128,549,149	94,349,393	22,231,885	18,825,073
CHANGES IN UNITS:
Beginning units	4,631,844	5,374,554	8,287,039	9,267,604	5,598,301	6,895,043	1,994,973	2,185,527
Units purchased	761,693	650,159	121,840	141,763	1,622,679	730,029	23,963	62,992
Units redeemed	(702,710)	(1,392,869)	(951,632)	(1,122,328)	(1,548,592)	(2,026,771)	(225,343)	(253,546)
Ending units	4,690,827	4,631,844	7,457,247	8,287,039	5,672,388	5,598,301	1,793,593	1,994,973

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVMIG6		NVRE1		NVRE2		NVMMV1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(552,693)	(444,844)	147,271	203,975	(41,059)	(7,647)	11,590	5,661
Realized gain (loss) on investments	3,727,688	4,790,751	(1,076,756)	(3,215,420)	(1,423,079)	(4,987,974)	(27,080)	16,783
Change in unrealized gain (loss) on investments	16,388,068	(31,597,507)	11,769,139	755,114	23,025,386	278,460	38,668	(231,171)
Reinvested capital gains	5,912,227	7,996,527	-	-	-	-	114,157	107,363
Net increase (decrease) in contract owners' equity resulting from operations	25,475,290	(19,255,073)	10,839,654	(2,256,331)	21,561,248	(4,717,161)	137,335	(101,364)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,124,069	1,420,141	519,095	514,254	2,999,734	2,015,422	(971)	240,673
Transfers between funds	(3,281,369)	4,067,078	(483,738)	(1,307,193)	5,008,440	(4,241,581)	(74,798)	(165,287)
Redemptions (notes 2, 3 and 4)	(10,939,256)	(12,620,392)	(4,960,873)	(5,097,870)	(9,565,206)	(8,213,034)	(39,389)	(23,655)
Adjustments to maintain reserves	(83)	(37)	(49)	(9)	(88)	112	3	3
Net equity transactions	(13,096,639)	(7,133,209)	(4,925,565)	(5,890,817)	(1,557,120)	(10,439,081)	(115,155)	51,735
Net change in contract owners' equity	12,378,651	(26,388,282)	5,914,089	(8,147,148)	20,004,128	(15,156,242)	22,180	(49,629)
Contract owners' equity beginning of period	86,197,305	112,585,587	38,923,199	47,070,347	77,652,300	92,808,542	626,375	676,004
Contract owners' equity end of period	$98,575,956	86,197,305	44,837,288	38,923,199	97,656,428	77,652,300	648,555	626,375
CHANGES IN UNITS:
Beginning units	8,452,066	9,061,611	2,737,930	3,139,271	5,777,988	6,517,308	40,741	37,926
Units purchased	666,371	1,108,055	88,471	76,251	1,213,815	421,196	274	15,527
Units redeemed	(1,733,774)	(1,717,600)	(381,437)	(477,592)	(1,320,260)	(1,160,516)	(6,807)	(12,712)
Ending units	7,384,663	8,452,066	2,444,964	2,737,930	5,671,543	5,777,988	34,208	40,741

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVMMV2		NVNMO1		NVNMO2		NVNSR1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,787,439	(990,886)	(509,008)	(616,226)	(396,943)	(457,328)	(10,222)	(14,390)
Realized gain (loss) on investments	(6,544,540)	2,990,313	2,231,541	3,143,671	1,324,883	1,123,674	(81,247)	(31,900)
Change in unrealized gain (loss) on investments	9,982,958	(82,241,631)	9,171,508	(14,357,331)	5,204,244	(7,593,896)	339,592	(349,371)
Reinvested capital gains	40,213,968	44,244,288	5,862,075	7,763,536	3,343,833	4,380,874	200,511	233,530
Net increase (decrease) in contract owners' equity resulting from operations	45,439,825	(35,997,916)	16,756,116	(4,066,350)	9,476,017	(2,546,676)	448,634	(162,131)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,870,048	3,747,176	454,211	666,389	3,448,248	6,993,532	51,240	85,687
Transfers between funds	(3,325,488)	(6,630,827)	(809,560)	(603,524)	(1,228,082)	(3,935,410)	(52,964)	171,815
Redemptions (notes 2, 3 and 4)	(25,040,142)	(26,842,451)	(6,674,205)	(7,703,270)	(5,170,758)	(4,068,816)	(387,637)	(257,589)
Adjustments to maintain reserves	17	91	(60)	17	(432)	56	(42)	(3)
Net equity transactions	(25,495,565)	(29,726,010)	(7,029,614)	(7,640,387)	(2,951,024)	(1,010,638)	(389,403)	(90)
Net change in contract owners' equity	19,944,260	(65,723,926)	9,726,502	(11,706,737)	6,524,993	(3,557,314)	59,231	(162,221)
Contract owners' equity beginning of period	211,654,527	277,378,453	66,242,111	77,948,848	36,589,390	40,146,704	2,043,477	2,205,698
Contract owners' equity end of period	$231,598,787	211,654,527	75,968,613	66,242,111	43,114,383	36,589,390	2,102,708	2,043,477
CHANGES IN UNITS:
Beginning units	11,449,717	12,848,908	3,929,899	4,345,281	2,256,041	2,319,444	115,207	115,638
Units purchased	424,367	366,691	36,440	55,527	403,190	786,281	5,377	25,482
Units redeemed	(1,613,121)	(1,765,882)	(400,441)	(470,909)	(556,352)	(849,684)	(25,267)	(25,913)
Ending units	10,260,963	11,449,717	3,565,898	3,929,899	2,102,879	2,256,041	95,317	115,207

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVNSR2		NVAMV1		NVAMV2		NVOLG1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(845,151)	(1,105,715)	475,718	10,216	1,617,278	(542,399)	1,305,605	(2,230,873)
Realized gain (loss) on investments	6,641,110	7,426,223	485,656	1,013,724	(1,850,167)	4,380,443	9,742,258	12,723,825
Change in unrealized gain (loss) on investments	5,270,364	(24,473,148)	3,284,602	(7,833,295)	18,104,147	(33,380,021)	4,696,528	(51,686,756)
Reinvested capital gains	11,257,304	11,452,954	4,051,728	2,692,475	17,876,349	11,649,477	96,430,002	35,168,385
Net increase (decrease) in contract owners' equity resulting from operations	22,323,627	(6,699,686)	8,297,704	(4,116,880)	35,747,607	(17,892,500)	112,174,393	(6,025,419)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,957,837	2,043,461	444,447	514,837	4,942,210	6,939,343	2,982,662	4,342,458
Transfers between funds	(1,327,303)	(7,196,880)	(522,107)	(1,231,880)	(3,966,150)	(9,426,458)	(4,879,185)	(6,191,176)
Redemptions (notes 2, 3 and 4)	(11,423,659)	(14,264,912)	(4,626,335)	(4,836,390)	(14,934,465)	(16,881,810)	(38,541,417)	(41,127,366)
Adjustments to maintain reserves	(20)	19	124	(36)	76	(48)	981	(1,523)
Net equity transactions	(10,793,145)	(19,418,313)	(4,703,871)	(5,553,470)	(13,958,329)	(19,368,973)	(40,436,959)	(42,977,606)
Net change in contract owners' equity	11,530,482	(26,117,999)	3,593,833	(9,670,350)	21,789,278	(37,261,473)	71,737,434	(49,003,025)
Contract owners' equity beginning of period	93,668,001	119,786,000	34,913,126	44,583,476	148,522,167	185,783,640	327,755,997	376,759,022
Contract owners' equity end of period	$105,198,483	93,668,001	38,506,959	34,913,126	170,311,445	148,522,167	399,493,431	327,755,997
CHANGES IN UNITS:
Beginning units	5,445,148	6,457,892	1,423,536	1,625,882	6,265,951	6,997,342	11,104,064	12,431,015
Units purchased	980,238	211,598	28,916	33,188	500,673	529,765	144,812	207,414
Units redeemed	(1,499,733)	(1,224,342)	(199,428)	(235,534)	(1,011,270)	(1,261,156)	(1,273,572)	(1,534,365)
Ending units	4,925,653	5,445,148	1,253,024	1,423,536	5,755,354	6,265,951	9,975,304	11,104,064

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVOLG2		NVTIV3		DTRTFB		TRF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(9,583)	(2,880,734)	1,708,201	815,950	163,109	68,502	(226,179)	(341,121)
Realized gain (loss) on investments	(4,385,492)	12,537,334	1,676,428	(186,177)	26,958	(3,290)	8,613,128	5,412,533
Change in unrealized gain (loss) on investments	16,051,245	(38,596,452)	(860,109)	(37,965,243)	103,335	(49,953)	16,498,962	(6,081,029)
Reinvested capital gains	68,289,238	25,233,914	16,421,785	2,154,399	-	-	5,358,500	-
Net increase (decrease) in contract owners' equity resulting from operations	79,945,408	(3,705,938)	18,946,305	(35,181,071)	293,402	15,259	30,244,411	(1,009,617)
Equity transactions:
Purchase payments received from contract owners (note 4)	5,039,861	7,252,168	4,078,392	4,880,709	1,487,721	1,075,810	1,145,526	1,467,516
Transfers between funds	13,754,398	(26,081,798)	14,144,987	9,391,728	3,869,032	2,252,750	(1,289,921)	(551,911)
Redemptions (notes 2, 3 and 4)	(25,391,347)	(28,892,188)	(18,641,037)	(22,033,592)	(216,231)	(38,637)	(12,583,393)	(14,905,018)
Adjustments to maintain reserves	580	(323)	(5)	156	(47)	(13)	293	(252)
Net equity transactions	(6,596,508)	(47,722,141)	(417,663)	(7,760,999)	5,140,475	3,289,911	(12,727,495)	(13,989,666)
Net change in contract owners' equity	73,348,900	(51,428,079)	18,528,642	(42,942,070)	5,433,877	3,305,170	17,516,916	(14,999,283)
Contract owners' equity beginning of period	232,110,540	283,538,619	171,371,562	214,313,632	3,305,170	-	113,969,832	128,969,115
Contract owners' equity end of period	$305,459,440	232,110,540	189,900,204	171,371,562	8,739,047	3,305,170	131,486,748	113,969,832
CHANGES IN UNITS:
Beginning units	8,197,306	9,719,315	12,328,795	12,810,235	327,763	-	1,054,265	1,184,299
Units purchased	1,635,828	835,015	1,882,174	1,410,706	573,492	370,592	19,611	13,494
Units redeemed	(1,841,800)	(2,357,024)	(1,891,624)	(1,892,146)	(75,322)	(42,829)	(136,715)	(143,528)
Ending units	7,991,334	8,197,306	12,319,345	12,328,795	825,933	327,763	937,161	1,054,265

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	TRF2		EIF		EIF2		SCGF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(627,212)	(777,520)	55,536	48,187	803,645	476,909	(80,482)	(83,551)
Realized gain (loss) on investments	14,753,218	12,434,552	(30,301)	12,960	6,796,829	6,665,530	(128,166)	(138,478)
Change in unrealized gain (loss) on investments	6,215,676	(12,693,515)	720,030	(605,068)	43,237,510	(51,716,446)	290,025	(1,082,099)
Reinvested capital gains	4,631,916	-	146,201	271,617	11,573,711	23,152,907	1,667,975	726,509
Net increase (decrease) in contract owners' equity resulting from operations	24,973,598	(1,036,483)	891,466	(272,304)	62,411,695	(21,421,100)	1,749,352	(577,619)
Equity transactions:
Purchase payments received from contract owners (note 4)	4,601,250	2,411,856	784,144	2,698,268	54,818,300	64,467,404	82,071	124,701
Transfers between funds	1,979,516	(6,763,359)	67,828	(198,660)	2,609,524	(8,067,877)	(113,048)	(19,232)
Redemptions (notes 2, 3 and 4)	(12,535,194)	(13,147,975)	(557,835)	(110,349)	(19,018,448)	(17,263,808)	(487,260)	(630,183)
Adjustments to maintain reserves	18	(31)	(16)	11	90	60	(52)	(58)
Net equity transactions	(5,954,410)	(17,499,509)	294,121	2,389,270	38,409,466	39,135,779	(518,289)	(524,772)
Net change in contract owners' equity	19,019,188	(18,535,992)	1,185,587	2,116,966	100,821,161	17,714,679	1,231,063	(1,102,391)
Contract owners' equity beginning of period	93,592,409	112,128,401	3,200,981	1,084,015	226,596,116	208,881,437	5,337,564	6,439,955
Contract owners' equity end of period	$112,611,597	93,592,409	4,386,568	3,200,981	327,417,277	226,596,116	6,568,627	5,337,564
CHANGES IN UNITS:
Beginning units	3,413,423	4,014,588	207,195	64,704	8,038,252	6,803,971	420,135	461,080
Units purchased	757,632	161,961	55,456	165,014	2,429,342	2,397,616	60,173	82,212
Units redeemed	(927,379)	(763,126)	(38,521)	(22,523)	(1,228,386)	(1,163,335)	(94,617)	(123,157)
Ending units	3,243,676	3,413,423	224,130	207,195	9,239,208	8,038,252	385,691	420,135

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	SCGF2		SCF		SCF2		GEM
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(580,760)	(589,434)	(750,308)	(891,686)	(601,305)	(672,233)	91,008	(60,283)
Realized gain (loss) on investments	(293,111)	(2,072,864)	899,993	2,597,583	(2,453,956)	926,773	131,937	242,622
Change in unrealized gain (loss) on investments	158,252	(6,057,765)	5,795,975	(26,176,997)	6,559,275	(17,073,544)	1,338,309	(2,069,335)
Reinvested capital gains	10,937,783	4,403,766	6,641,946	15,969,097	4,811,073	11,062,698	-	-
Net increase (decrease) in contract owners' equity resulting from operations	10,222,164	(4,316,297)	12,587,606	(8,502,003)	8,315,087	(5,756,306)	1,561,254	(1,886,996)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,127,553	3,166,178	353,335	461,149	1,384,344	1,328,192	293,943	248,067
Transfers between funds	206,502	931,013	(1,099,718)	(1,064,661)	53,394	(1,559,253)	(155,597)	(281,709)
Redemptions (notes 2, 3 and 4)	(2,910,891)	(3,272,986)	(5,260,034)	(7,224,150)	(3,779,487)	(4,798,013)	(846,039)	(1,161,755)
Adjustments to maintain reserves	(421)	(42)	2,273	455	(347)	(71)	(686)	622
Net equity transactions	(577,257)	824,163	(6,004,144)	(7,827,207)	(2,342,096)	(5,029,145)	(708,379)	(1,194,774)
Net change in contract owners' equity	9,644,907	(3,492,134)	6,583,462	(16,329,210)	5,972,991	(10,785,451)	852,875	(3,081,770)
Contract owners' equity beginning of period	31,277,090	34,769,224	54,099,761	70,428,971	35,355,133	46,140,584	7,954,870	11,036,640
Contract owners' equity end of period	$40,921,997	31,277,090	60,683,223	54,099,761	41,328,124	35,355,133	8,807,745	7,954,870
CHANGES IN UNITS:
Beginning units	1,224,052	1,227,824	888,494	1,004,309	1,077,040	1,205,338	400,658	452,326
Units purchased	296,499	501,084	16,309	13,448	114,181	81,087	66,444	63,438
Units redeemed	(319,909)	(504,856)	(98,233)	(129,263)	(171,754)	(209,385)	(92,415)	(115,106)
Ending units	1,200,642	1,224,052	806,570	888,494	1,019,467	1,077,040	374,687	400,658

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GEM2		GIG		NVIE6		SCVF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$305,314	(698,563)	175,445	118,808	325,037	108,871	(71,887)	(201,275)
Realized gain (loss) on investments	288,774	2,326,366	(40,710)	158,153	(276,655)	2,345,202	550,254	1,916,495
Change in unrealized gain (loss) on investments	9,173,147	(13,325,589)	1,593,391	(3,085,892)	4,857,869	(10,312,723)	(4,023,582)	(11,736,813)
Reinvested capital gains	-	-	645,702	83,763	1,907,829	229,734	7,373,925	4,944,715
Net increase (decrease) in contract owners' equity resulting from operations	9,767,235	(11,697,786)	2,373,828	(2,725,168)	6,814,080	(7,628,916)	3,828,710	(5,076,878)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,029,528	5,102,671	241,568	881,773	1,985,948	3,952,006	321,666	383,558
Transfers between funds	(1,217,513)	(6,797,147)	(751,559)	66,367	(1,591,039)	(4,343,414)	(431,245)	(662,510)
Redemptions (notes 2, 3 and 4)	(4,605,580)	(5,762,634)	(2,067,816)	(1,922,498)	(4,281,768)	(3,962,279)	(2,830,041)	(3,452,243)
Adjustments to maintain reserves	(477)	(63)	273	27	(10)	31	76	(88)
Net equity transactions	(3,794,042)	(7,457,173)	(2,577,534)	(974,331)	(3,886,869)	(4,353,656)	(2,939,544)	(3,731,283)
Net change in contract owners' equity	5,973,193	(19,154,959)	(203,706)	(3,699,499)	2,927,211	(11,982,572)	889,166	(8,808,161)
Contract owners' equity beginning of period	48,975,547	68,130,506	14,489,968	18,189,467	40,793,626	52,776,198	22,998,562	31,806,723
Contract owners' equity end of period	$54,948,740	48,975,547	14,286,262	14,489,968	43,720,837	40,793,626	23,887,728	22,998,562
CHANGES IN UNITS:
Beginning units	1,701,880	1,953,769	1,056,569	1,111,699	4,687,087	5,107,600	644,567	734,822
Units purchased	208,285	445,388	25,345	92,592	550,372	815,341	21,407	20,904
Units redeemed	(329,419)	(697,277)	(194,026)	(147,722)	(946,750)	(1,235,854)	(94,094)	(111,159)
Ending units	1,580,746	1,701,880	887,888	1,056,569	4,290,709	4,687,087	571,880	644,567

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	SCVF2		GVAGG2		GVAGR2		GVAGI2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(242,885)	(458,757)	(2,951,738)	(4,367,169)	(7,106,312)	(7,478,332)	(4,501,197)	(15,092,254)
Realized gain (loss) on investments	(2,764,139)	(443,171)	11,151,511	11,244,628	22,212,277	45,661,848	68,482,858	118,796,905
Change in unrealized gain (loss) on investments	(2,883,314)	(13,660,912)	57,377,842	(58,849,838)	45,928,624	(102,883,549)	333,113,418	(450,860,185)
Reinvested capital gains	11,286,911	7,176,182	28,599,372	17,453,965	84,344,657	56,261,054	301,949,354	247,543,198
Net increase (decrease) in contract owners' equity resulting from operations	5,396,573	(7,386,658)	94,176,987	(34,518,414)	145,379,246	(8,438,979)	699,044,433	(99,612,336)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,001,527	1,460,953	23,234,152	26,656,534	47,428,561	42,968,011	360,938,121	301,723,570
Transfers between funds	(178,799)	(833,025)	(3,558,361)	(3,492,636)	(14,490,876)	(44,561,576)	9,436,526	(182,857,928)
Redemptions (notes 2, 3 and 4)	(3,138,150)	(3,403,691)	(26,834,642)	(31,378,573)	(51,020,328)	(49,582,677)	(269,379,536)	(240,788,245)
Adjustments to maintain reserves	(336)	(81)	(138)	(34)	136	(39)	1,301	(1,366)
Net equity transactions	(2,315,758)	(2,775,844)	(7,158,989)	(8,214,710)	(18,082,507)	(51,176,281)	100,996,412	(121,923,968)
Net change in contract owners' equity	3,080,815	(10,162,502)	87,017,998	(42,733,124)	127,296,739	(59,615,260)	800,040,845	(221,536,304)
Contract owners' equity beginning of period	32,406,291	42,568,793	287,157,721	329,890,845	516,193,490	575,808,750	2,852,932,413	3,074,468,717
Contract owners' equity end of period	$35,487,106	32,406,291	374,175,719	287,157,721	643,490,229	516,193,490	3,652,973,258	2,852,932,413
CHANGES IN UNITS:
Beginning units	987,854	1,059,738	15,904,781	16,304,900	25,709,376	28,116,220	169,771,107	176,625,407
Units purchased	121,142	134,954	2,338,267	2,510,424	3,435,384	3,839,065	29,714,824	21,374,055
Units redeemed	(181,634)	(206,838)	(2,650,702)	(2,910,543)	(4,202,804)	(6,245,909)	(24,439,000)	(28,228,355)
Ending units	927,362	987,854	15,592,346	15,904,781	24,941,956	25,709,376	175,046,931	169,771,107

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVDIVI		GVDIV2		NVSIX2		GVIX2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$479,653	75,831	10,951,298	1,460,853	(597,986)	(421,887)	72,354	53,086
Realized gain (loss) on investments	(50,840)	(9,577)	(1,279,662)	(277,382)	(2,940,718)	(79,023)	37,761	17,814
Change in unrealized gain (loss) on investments	(211,448)	(565,573)	(4,905,924)	(11,971,332)	(14,450,894)	(24,049,202)	374,499	(441,191)
Reinvested capital gains	92,297	-	2,114,428	-	38,288,355	11,733,994	5,375	-
Net increase (decrease) in contract owners' equity resulting from operations	309,662	(499,319)	6,880,140	(10,787,861)	20,298,757	(12,816,118)	489,989	(370,291)
Equity transactions:
Purchase payments received from contract owners (note 4)	34,571	64,483	1,394,422	1,981,725	12,868,858	18,446,966	193,209	1,122,527
Transfers between funds	70,926	(319,694)	4,085,834	2,518,783	139,987	(3,716,116)	(84,859)	280,643
Redemptions (notes 2, 3 and 4)	(238,465)	(278,611)	(5,938,346)	(6,455,537)	(4,691,174)	(4,543,129)	(172,937)	(61,971)
Adjustments to maintain reserves	(51)	14	(461)	(33)	(437)	(54)	(19)	2
Net equity transactions	(133,019)	(533,809)	(458,551)	(1,955,062)	8,317,234	10,187,666	(64,606)	1,341,201
Net change in contract owners' equity	176,643	(1,033,128)	6,421,589	(12,742,923)	28,615,991	(2,628,452)	425,383	970,910
Contract owners' equity beginning of period	2,142,588	3,175,716	46,553,847	59,296,770	84,530,383	87,158,835	2,333,786	1,362,876
Contract owners' equity end of period	$2,319,231	2,142,588	52,975,436	46,553,847	113,146,374	84,530,383	2,759,169	2,333,786
CHANGES IN UNITS:
Beginning units	245,331	297,403	3,238,080	3,357,520	5,983,119	5,388,295	215,853	107,945
Units purchased	19,745	15,457	585,821	544,667	1,467,123	1,598,434	21,622	117,069
Units redeemed	(34,122)	(67,529)	(611,566)	(664,107)	(941,862)	(1,003,610)	(26,277)	(9,161)
Ending units	230,954	245,331	3,212,335	3,238,080	6,508,380	5,983,119	211,198	215,853

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVIX8		MCIF		GVEX2		GVIDA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,571,883	742,463	(465,412)	(520,301)	2,694,312	(371,563)	511,267	(373,964)
Realized gain (loss) on investments	270,981	682,978	6,001,853	6,814,168	11,566,295	10,859,386	8,150,856	13,445,287
Change in unrealized gain (loss) on investments	14,103,605	(15,856,682)	6,156,457	(59,957,970)	137,277,218	(76,513,657)	8,211,447	(44,777,087)
Reinvested capital gains	186,217	-	39,910,116	22,609,845	31,932,459	21,505,397	13,735,105	14,202,162
Net increase (decrease) in contract owners' equity resulting from operations	16,132,686	(14,431,241)	51,603,014	(31,054,258)	183,470,284	(44,520,437)	30,608,675	(17,503,602)
Equity transactions:
Purchase payments received from contract owners (note 4)	11,329,450	15,483,162	22,391,003	27,848,281	107,657,108	109,296,078	2,913,490	7,884,793
Transfers between funds	1,304,129	2,124,123	539,358	(7,983,018)	(17,023,123)	(12,274,129)	(5,979,928)	(8,612,022)
Redemptions (notes 2, 3 and 4)	(5,444,619)	(4,238,763)	(18,229,362)	(17,282,671)	(40,595,278)	(42,825,225)	(15,777,217)	(20,723,853)
Adjustments to maintain reserves	(440)	38	(44)	263	(40)	(118)	82	32
Net equity transactions	7,188,520	13,368,560	4,700,955	2,582,855	50,038,667	54,196,607	(18,843,573)	(21,451,050)
Net change in contract owners' equity	23,321,206	(1,062,681)	56,303,969	(28,471,403)	233,508,951	9,676,170	11,765,102	(38,954,652)
Contract owners' equity beginning of period	80,143,069	81,205,750	212,815,278	241,286,681	626,339,778	616,663,608	147,600,435	186,555,087
Contract owners' equity end of period	$103,464,275	80,143,069	269,119,247	212,815,278	859,848,729	626,339,778	159,365,537	147,600,435
CHANGES IN UNITS:
Beginning units	8,362,077	7,174,717	6,128,379	6,064,937	39,634,312	36,584,258	5,818,163	6,560,953
Units purchased	1,671,267	2,076,796	1,248,668	1,171,346	8,981,637	9,656,213	141,217	625,835
Units redeemed	(999,081)	(889,436)	(1,123,466)	(1,107,904)	(6,401,072)	(6,606,159)	(801,260)	(1,368,625)
Ending units	9,034,263	8,362,077	6,253,581	6,128,379	42,214,877	39,634,312	5,158,120	5,818,163

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NAMAA2		GVDMA		GVIDM		GVDMC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$8,271,703	(1,650,134)	3,498,047	350,470	13,173,702	5,675,946	4,766,090	3,018,103
Realized gain (loss) on investments	1,917,432	827,956	27,759,548	33,733,599	(7,335,634)	2,241,505	14,984,145	4,637,364
Change in unrealized gain (loss) on investments	248,897,323	(191,171,667)	28,438,358	(172,170,464)	117,026,588	(345,329,677)	23,432,868	(88,299,573)
Reinvested capital gains	58,306,944	81,105,626	63,771,904	72,044,411	184,325,769	182,494,985	36,823,064	41,484,041
Net increase (decrease) in contract owners' equity resulting from operations	317,393,402	(110,888,219)	123,467,857	(66,041,984)	307,190,425	(154,917,241)	80,006,167	(39,160,065)
Equity transactions:
Purchase payments received from contract owners (note 4)	345,551,020	317,545,912	9,018,225	11,113,464	17,585,479	27,382,532	16,209,475	15,724,070
Transfers between funds	38,469,872	70,761,985	(23,413,591)	(22,645,424)	(24,421,738)	(54,795,552)	(5,248,476)	(4,925,302)
Redemptions (notes 2, 3 and 4)	(102,307,537)	(72,987,850)	(84,303,078)	(99,346,910)	(214,637,078)	(235,521,960)	(80,914,419)	(80,483,391)
Adjustments to maintain reserves	(3,240)	2,655	50,058	(1,419)	20,894	(20,651)	238	156
Net equity transactions	281,710,115	315,322,702	(98,648,386)	(110,880,290)	(221,452,443)	(262,955,632)	(69,953,182)	(69,684,466)
Net change in contract owners' equity	599,103,517	204,434,483	24,819,471	(176,922,274)	85,737,982	(417,872,873)	10,052,985	(108,844,531)
Contract owners' equity beginning of period	1,703,853,239	1,499,418,756	655,639,526	832,561,800	2,004,731,980	2,422,604,853	703,492,503	812,337,034
Contract owners' equity end of period	$2,302,956,756	1,703,853,239	680,458,997	655,639,526	2,090,469,962	2,004,731,980	713,545,488	703,492,503
CHANGES IN UNITS:
Beginning units	153,008,686	126,440,617	27,509,783	31,674,347	100,698,428	113,080,530	41,053,128	44,950,379
Units purchased	34,923,216	35,142,926	449,389	700,575	3,700,694	2,468,397	2,023,927	2,043,328
Units redeemed	(11,793,422)	(8,574,857)	(4,107,475)	(4,865,139)	(13,766,776)	(14,850,499)	(5,829,004)	(5,940,579)
Ending units	176,138,480	153,008,686	23,851,697	27,509,783	90,632,346	100,698,428	37,248,051	41,053,128

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVIDC		GVAAA2		NVCRA2		NVCMA2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$4,001,246	2,979,361	8,846,720	(21,567,623)	771,484	77,395	3,762,595	1,248,164
Realized gain (loss) on investments	(7,016,871)	(3,428,241)	239,173,773	162,349,396	(1,159,082)	(881,096)	(3,759,725)	423,579
Change in unrealized gain (loss) on investments	36,829,703	(31,649,185)	430,187,040	(893,029,411)	8,365,664	(9,548,966)	26,174,829	(57,193,774)
Reinvested capital gains	11,665,066	11,940,847	436,261,026	341,399,975	5,368,736	1,400,459	29,993,449	19,354,216
Net increase (decrease) in contract owners' equity resulting from operations	45,479,144	(20,157,218)	1,114,468,559	(410,847,663)	13,346,802	(8,952,208)	56,171,148	(36,167,815)
Equity transactions:
Purchase payments received from contract owners (note 4)	15,528,826	15,602,208	379,191,548	336,069,270	3,731,112	4,451,004	3,470,488	6,252,575
Transfers between funds	73,317,874	38,851,274	(8,284,771)	42,008,625	(962,635)	(3,319,227)	(6,892,309)	(9,901,698)
Redemptions (notes 2, 3 and 4)	(140,090,953)	(115,146,395)	(706,011,519)	(659,600,418)	(5,080,301)	(5,006,065)	(31,751,574)	(40,240,042)
Adjustments to maintain reserves	183	95	1,919	(1,470)	(170)	(72)	(107)	65
Net equity transactions	(51,244,070)	(60,692,819)	(335,102,823)	(281,523,993)	(2,311,994)	(3,874,360)	(35,173,502)	(43,889,100)
Net change in contract owners' equity	(5,764,926)	(80,850,037)	779,365,736	(692,371,656)	11,034,808	(12,826,568)	20,997,646	(80,056,915)
Contract owners' equity beginning of period	587,674,624	668,524,661	5,987,024,415	6,679,396,071	61,103,892	73,930,460	289,247,189	369,304,104
Contract owners' equity end of period	$581,909,698	587,674,624	6,766,390,151	5,987,024,415	72,138,700	61,103,892	310,244,835	289,247,189
CHANGES IN UNITS:
Beginning units	41,086,948	45,224,620	363,160,318	379,710,213	4,587,657	4,871,759	21,482,129	24,451,473
Units purchased	10,617,103	7,562,108	33,062,711	32,139,289	408,183	390,851	432,529	796,727
Units redeemed	(14,087,517)	(11,699,780)	(51,954,062)	(48,689,184)	(570,574)	(674,953)	(2,741,256)	(3,766,071)
Ending units	37,616,534	41,086,948	344,268,967	363,160,318	4,425,266	4,587,657	19,173,402	21,482,129

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVCCA2		NVCMD2		NVCRB2		NVCMC2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$30,641,503	12,082,862	28,240,109	12,827,427	23,285,998	15,267,983	7,830,878	5,141,349
Realized gain (loss) on investments	(1,981,561)	36,926,764	4,036,280	36,562,752	14,950,857	29,768,140	(2,290,779)	3,096,067
Change in unrealized gain (loss) on investments	154,317,605	(414,176,923)	149,304,239	(383,330,682)	103,875,699	(317,141,748)	44,640,433	(86,788,956)
Reinvested capital gains	218,064,619	123,441,637	174,592,903	121,116,144	130,413,547	109,458,295	35,297,950	31,104,323
Net increase (decrease) in contract owners' equity resulting from operations	401,042,166	(241,725,660)	356,173,531	(212,824,359)	272,526,101	(162,647,330)	85,478,482	(47,447,217)
Equity transactions:
Purchase payments received from contract owners (note 4)	12,429,673	20,245,929	18,750,074	18,726,673	48,176,610	48,392,017	12,561,001	16,775,837
Transfers between funds	(31,888,348)	(19,948,884)	(38,749,902)	(39,902,104)	(24,153,067)	(51,175,872)	(6,247,081)	(13,867,885)
Redemptions (notes 2, 3 and 4)	(248,976,578)	(270,039,154)	(233,979,822)	(240,177,670)	(192,344,492)	(181,797,930)	(75,882,805)	(70,790,038)
Adjustments to maintain reserves	(5,933)	261	(63)	192	(52)	323	203	49
Net equity transactions	(268,441,186)	(269,741,848)	(253,979,713)	(261,352,909)	(168,321,001)	(184,581,461)	(69,568,682)	(67,882,037)
Net change in contract owners' equity	132,600,980	(511,467,508)	102,193,818	(474,177,268)	104,205,100	(347,228,791)	15,909,800	(115,329,254)
Contract owners' equity beginning of period	2,264,878,130	2,776,345,638	2,264,265,546	2,738,442,814	1,939,316,377	2,286,545,168	703,698,360	819,027,614
Contract owners' equity end of period	$2,397,479,110	2,264,878,130	2,366,459,364	2,264,265,546	2,043,521,477	1,939,316,377	719,608,160	703,698,360
CHANGES IN UNITS:
Beginning units	167,139,954	185,428,749	169,751,666	187,940,542	148,478,478	161,832,789	55,035,016	60,127,400
Units purchased	5,156,332	4,990,320	4,447,314	3,771,878	5,848,586	6,335,270	2,437,396	2,705,091
Units redeemed	(23,009,059)	(23,279,115)	(21,863,284)	(21,960,754)	(17,780,778)	(19,689,581)	(7,535,758)	(7,797,475)
Ending units	149,287,227	167,139,954	152,335,696	169,751,666	136,546,286	148,478,478	49,936,654	55,035,016

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVCCN2		NVDBL2		NVDCA2		NVLM2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$6,129,070	4,197,471	10,967,757	6,501,270	7,868,587	2,267,299	(28,638)	1,747
Realized gain (loss) on investments	(5,114,554)	(4,289,679)	19,916,421	27,946,856	25,369,177	32,969,850	160,078	46,921
Change in unrealized gain (loss) on investments	40,579,434	(30,633,306)	69,396,569	(194,420,741)	95,168,035	(236,552,000)	1,743,424	(2,013,743)
Reinvested capital gains	11,535,298	3,795,662	90,328,521	64,368,689	100,446,388	88,646,903	323,936	554,519
Net increase (decrease) in contract owners' equity resulting from operations	53,129,248	(26,929,852)	190,609,268	(95,603,926)	228,852,187	(112,667,948)	2,198,800	(1,410,556)
Equity transactions:
Purchase payments received from contract owners (note 4)	22,774,430	13,621,616	51,891,897	53,335,694	6,124,528	10,918,284	992,895	1,964,439
Transfers between funds	61,826,952	28,800,750	(16,748,300)	(11,497,512)	(15,059,188)	194,037	1,511,436	4,794,136
Redemptions (notes 2, 3 and 4)	(126,237,229)	(106,519,929)	(128,187,937)	(122,612,561)	(134,648,433)	(137,747,308)	(1,078,893)	(421,199)
Adjustments to maintain reserves	41	186	(50)	(18)	(551)	194	(115)	(36)
Net equity transactions	(41,635,806)	(64,097,377)	(93,044,390)	(80,774,396)	(143,583,644)	(126,634,793)	1,425,323	6,337,340
Net change in contract owners' equity	11,493,442	(91,027,229)	97,564,878	(176,378,322)	85,268,543	(239,302,741)	3,624,123	4,926,784
Contract owners' equity beginning of period	605,629,650	696,656,879	1,425,937,414	1,602,315,736	1,312,171,390	1,551,474,131	13,865,261	8,938,477
Contract owners' equity end of period	$617,123,092	605,629,650	1,523,502,292	1,425,937,414	1,397,439,933	1,312,171,390	17,489,384	13,865,261
CHANGES IN UNITS:
Beginning units	50,580,027	55,841,512	87,424,198	92,168,347	68,870,094	75,042,840	1,200,259	696,475
Units purchased	11,036,583	9,521,559	4,902,323	5,276,748	2,407,067	2,418,783	290,662	542,271
Units redeemed	(14,455,839)	(14,783,044)	(10,225,655)	(10,020,897)	(9,264,496)	(8,591,529)	(180,925)	(38,487)
Ending units	47,160,771	50,580,027	82,100,866	87,424,198	62,012,665	68,870,094	1,309,996	1,200,259

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVLCA2		NCPG2		NCPGI2		IDPG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$59,077	44,378	13,566,756	5,732,770	5,733,423	3,432,691	7,757,249	3,357,264
Realized gain (loss) on investments	184,384	219,200	(1,590,354)	1,840,356	(646,208)	315,336	2,455,958	4,120,596
Change in unrealized gain (loss) on investments	2,178,595	(2,670,975)	100,775,677	(176,674,856)	48,519,717	(75,169,759)	97,522,121	(146,124,972)
Reinvested capital gains	318,413	577,002	45,052,410	62,158,081	10,531,251	22,513,944	25,216,214	60,778,730
Net increase (decrease) in contract owners' equity resulting from operations	2,740,469	(1,830,395)	157,804,489	(106,943,649)	64,138,183	(48,907,788)	132,951,542	(77,868,382)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,389,460	4,569,568	76,059,149	94,471,606	28,425,917	33,364,329	70,632,605	95,926,848
Transfers between funds	4,619,970	1,601,909	(31,631,994)	(11,903,524)	(8,010,873)	(10,688,461)	(15,093,802)	(4,720,276)
Redemptions (notes 2, 3 and 4)	(1,161,622)	(550,702)	(71,730,516)	(66,373,409)	(35,484,256)	(36,186,224)	(58,070,191)	(55,587,761)
Adjustments to maintain reserves	37,076	(10)	(299)	(116)	(239)	59	(279)	139
Net equity transactions	5,884,884	5,620,765	(27,303,660)	16,194,557	(15,069,451)	(13,510,297)	(2,531,667)	35,618,950
Net change in contract owners' equity	8,625,353	3,790,370	130,500,829	(90,749,092)	49,068,732	(62,418,085)	130,419,875	(42,249,432)
Contract owners' equity beginning of period	14,081,019	10,290,649	1,160,290,390	1,251,039,482	531,181,200	593,599,285	977,724,910	1,019,974,342
Contract owners' equity end of period	$22,706,372	14,081,019	1,290,791,219	1,160,290,390	580,249,932	531,181,200	1,108,144,785	977,724,910
CHANGES IN UNITS:
Beginning units	1,144,692	740,582	102,058,787	100,871,469	47,957,987	49,134,469	85,245,155	82,410,823
Units purchased	568,587	555,743	6,889,474	11,272,860	2,774,980	3,416,921	6,375,959	10,351,247
Units redeemed	(157,722)	(151,633)	(9,209,416)	(10,085,542)	(4,077,392)	(4,593,403)	(6,646,359)	(7,516,915)
Ending units	1,555,557	1,144,692	99,738,845	102,058,787	46,655,575	47,957,987	84,974,755	85,245,155

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	IDPGI2		AMTB		AMINS		AMCG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$3,427,950	1,771,643	308,894	29,653	(1,706)	(2,481)	(195)	(197)
Realized gain (loss) on investments	1,103,735	2,001,365	(604,713)	(868,552)	(186)	21,217	1,169	740
Change in unrealized gain (loss) on investments	34,475,295	(59,295,931)	1,743,415	422,442	22,928	(45,513)	1,599	(2,062)
Reinvested capital gains	9,752,788	23,208,772	-	-	4,452	-	814	869
Net increase (decrease) in contract owners' equity resulting from operations	48,759,768	(32,314,151)	1,447,596	(416,457)	25,488	(26,777)	3,387	(650)
Equity transactions:
Purchase payments received from contract owners (note 4)	32,675,510	31,268,822	401,173	513,038	4	-	2,968	2,228
Transfers between funds	(5,441,594)	(6,893,305)	(1,483,799)	1,357,616	(7,452)	(58,876)	543	-
Redemptions (notes 2, 3 and 4)	(29,821,566)	(25,728,783)	(9,045,544)	(11,890,826)	(8,192)	(55,923)	(4,520)	(3,824)
Adjustments to maintain reserves	(31)	44	(3)	46	(17)	31	44	(18)
Net equity transactions	(2,587,681)	(1,353,222)	(10,128,173)	(10,020,127)	(15,657)	(114,767)	(965)	(1,614)
Net change in contract owners' equity	46,172,087	(33,667,373)	(8,680,577)	(10,436,584)	9,831	(141,544)	2,422	(2,264)
Contract owners' equity beginning of period	427,640,894	461,308,267	71,506,240	81,942,824	106,639	248,183	12,349	14,613
Contract owners' equity end of period	$473,812,981	427,640,894	62,825,663	71,506,240	116,470	106,639	14,771	12,349
CHANGES IN UNITS:
Beginning units	38,304,461	38,456,865	6,261,593	7,094,458	8,216	15,424	-	-
Units purchased	3,599,183	3,416,985	827,348	769,537	263	1,163	7	-
Units redeemed	(3,826,553)	(3,569,389)	(1,729,481)	(1,602,402)	(1,342)	(8,371)	(7)	-
Ending units	38,077,091	38,304,461	5,359,460	6,261,593	7,137	8,216	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	AMMCGS		AMSRS		NOTB4		NOTG4
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(46,445)	(46,002)	(149,785)	(159,843)	23,017	(44,232)	(24,315)	(76,178)
Realized gain (loss) on investments	186,419	132,759	918,513	1,663,067	(19,587)	49,581	(39,041)	352,432
Change in unrealized gain (loss) on investments	412,095	(518,774)	1,735,274	(3,475,572)	860,094	(1,412,743)	408,299	(1,155,032)
Reinvested capital gains	227,134	230,765	837,518	895,544	291,956	552,954	327,239	351,223
Net increase (decrease) in contract owners' equity resulting from operations	779,203	(201,252)	3,341,520	(1,076,804)	1,155,480	(854,440)	672,182	(527,555)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,168	25,827	69,515	134,909	4,918	93,752	13,789	42,800
Transfers between funds	147,797	(181,080)	(586,051)	(320,532)	(1,510)	(242,082)	(172,261)	(5,111,857)
Redemptions (notes 2, 3 and 4)	(303,499)	(428,826)	(1,633,219)	(3,209,048)	(831,279)	(800,893)	(267,618)	(757,565)
Adjustments to maintain reserves	(90)	42	13,398	39	(84)	(13)	(56)	(8)
Net equity transactions	(154,624)	(584,037)	(2,136,357)	(3,394,631)	(827,955)	(949,237)	(426,146)	(5,826,630)
Net change in contract owners' equity	624,579	(785,289)	1,205,163	(4,471,435)	327,525	(1,803,677)	246,036	(6,354,185)
Contract owners' equity beginning of period	2,533,406	3,318,695	14,699,182	19,170,617	9,728,895	11,532,572	4,832,206	11,186,391
Contract owners' equity end of period	$3,157,985	2,533,406	15,904,345	14,699,182	10,056,420	9,728,895	5,078,242	4,832,206
CHANGES IN UNITS:
Beginning units	75,180	91,628	512,948	620,643	925,125	1,009,768	443,562	908,323
Units purchased	17,123	5,025	4,014	8,955	8,207	27,326	4,163	21,080
Units redeemed	(19,895)	(21,473)	(70,071)	(116,650)	(81,715)	(111,969)	(40,493)	(485,841)
Ending units	72,408	75,180	446,891	512,948	851,617	925,125	407,232	443,562

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NOTMG4		PMVSTA		PMVIV		PMVRA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,094	(43,120)	547,938	228,092	2,477	43	2,987	3,844
Realized gain (loss) on investments	(30,694)	4,513	(24,819)	27,588	67	-	231	(686)
Change in unrealized gain (loss) on investments	655,547	(1,064,467)	167,188	(425,338)	3,187	20	15,815	(8,720)
Reinvested capital gains	305,396	370,798	-	61,212	-	39	-	-
Net increase (decrease) in contract owners' equity resulting from operations	932,343	(732,276)	690,307	(108,446)	5,731	102	19,033	(5,562)
Equity transactions:
Purchase payments received from contract owners (note 4)	15,786	6,065	11,238,019	10,139,177	82,443	16,943	27,743	50,118
Transfers between funds	(31,310)	(260,645)	13,692,917	18,245,355	151,825	-	(4,408)	37,482
Redemptions (notes 2, 3 and 4)	(366,742)	(643,100)	(5,819,389)	(3,607,497)	-	-	(15,993)	(15,980)
Adjustments to maintain reserves	(85)	(8)	(244)	(2,555)	(25)	(2)	10	(29)
Net equity transactions	(382,351)	(897,689)	19,111,303	24,774,480	234,243	16,941	7,352	71,590
Net change in contract owners' equity	549,992	(1,629,965)	19,801,610	24,666,034	239,974	17,043	26,385	66,028
Contract owners' equity beginning of period	6,905,389	8,535,354	49,347,196	24,681,162	17,043	-	239,192	173,164
Contract owners' equity end of period	$7,455,381	6,905,389	69,148,806	49,347,196	257,017	17,043	265,577	239,192
CHANGES IN UNITS:
Beginning units	629,849	706,332	4,846,128	2,423,474	1,696	-	25,651	18,070
Units purchased	14,312	5,488	3,561,834	3,540,222	22,528	1,696	3,826	9,385
Units redeemed	(46,890)	(81,971)	(1,693,656)	(1,117,568)	(547)	-	(3,082)	(1,804)
Ending units	597,271	629,849	6,714,306	4,846,128	23,677	1,696	26,395	25,651

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PMVFHA		PMUBA		PMVAAD		PMVFAD
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$8,480	3,385	2,103	549	494,777	621,870	48,392	578,166
Realized gain (loss) on investments	979	55	(3)	(2)	(185,615)	(613,986)	(40,867)	47,579
Change in unrealized gain (loss) on investments	26,435	(346)	208	(601)	3,627,074	(3,191,333)	818,587	(1,910,176)
Reinvested capital gains	4,505	1,418	-	-	-	-	-	231,073
Net increase (decrease) in contract owners' equity resulting from operations	40,399	4,512	2,308	(54)	3,936,236	(3,183,449)	826,112	(1,053,358)
Equity transactions:
Purchase payments received from contract owners (note 4)	10,673	190,493	-	54,380	865,302	2,166,602	409,783	779,600
Transfers between funds	14,971	300,215	755	(306)	(570,509)	(2,002,183)	(324,808)	1,281,682
Redemptions (notes 2, 3 and 4)	(16,357)	(1,402)	-	-	(2,471,263)	(3,730,745)	(1,850,854)	(2,228,140)
Adjustments to maintain reserves	-	(42)	(1)	12	(310)	(39)	(261)	(509)
Net equity transactions	9,287	489,264	754	54,086	(2,176,780)	(3,566,365)	(1,766,140)	(167,367)
Net change in contract owners' equity	49,686	493,776	3,062	54,032	1,759,456	(6,749,814)	(940,028)	(1,220,725)
Contract owners' equity beginning of period	628,907	135,131	54,032	-	40,698,700	47,448,514	16,536,038	17,756,763
Contract owners' equity end of period	$678,593	628,907	57,094	54,032	42,458,156	40,698,700	15,596,010	16,536,038
CHANGES IN UNITS:
Beginning units	52,907	11,528	5,377	-	3,832,626	4,156,552	1,483,969	1,504,589
Units purchased	9,828	41,670	73	5,408	196,403	306,674	176,431	411,055
Units redeemed	(9,143)	(291)	-	(31)	(395,523)	(630,600)	(329,784)	(431,675)
Ending units	53,592	52,907	5,450	5,377	3,633,506	3,832,626	1,330,616	1,483,969

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PMVLAD		PMVTRD		PMVRSD		PMVEBD
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$4,497,268	1,180,146	4,965,756	3,155,043	4,733	1,938	333,967	293,575
Realized gain (loss) on investments	(2,973,394)	(1,124,689)	(4,466,965)	(2,157,415)	(11,941)	(25,730)	(33,459)	(6,415)
Change in unrealized gain (loss) on investments	7,513,362	(5,292,706)	22,495,555	(13,003,347)	19,562	4,251	1,134,133	(1,119,713)
Reinvested capital gains	-	-	-	4,296,128	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	9,037,236	(5,237,249)	22,994,346	(7,709,591)	12,354	(19,541)	1,434,641	(832,553)
Equity transactions:
Purchase payments received from contract owners (note 4)	15,922,270	12,969,562	23,515,787	21,359,313	47,078	49,574	896,950	1,495,748
Transfers between funds	1,382,752	15,776,167	(18,748,641)	25,696,627	(34,142)	23,536	601,718	(1,156,461)
Redemptions (notes 2, 3 and 4)	(39,460,277)	(39,738,118)	(30,929,752)	(26,845,467)	(19,317)	(31,837)	(890,349)	(955,291)
Adjustments to maintain reserves	7,592	(22,908)	1,000	(14,150)	(2)	(7)	(392)	156
Net equity transactions	(22,147,663)	(11,015,297)	(26,161,606)	20,196,323	(6,383)	41,266	607,927	(615,848)
Net change in contract owners' equity	(13,110,427)	(16,252,546)	(3,167,260)	12,486,732	5,971	21,725	2,042,568	(1,448,401)
Contract owners' equity beginning of period	395,425,039	411,677,585	366,659,488	354,172,756	117,213	95,488	10,939,981	12,388,382
Contract owners' equity end of period	$382,314,612	395,425,039	363,492,228	366,659,488	123,184	117,213	12,982,549	10,939,981
CHANGES IN UNITS:
Beginning units	35,595,616	36,607,998	34,163,917	32,295,222	22,048	15,330	1,107,456	1,173,838
Units purchased	6,226,123	5,220,215	5,074,102	6,189,888	10,251	12,176	301,190	375,041
Units redeemed	(8,240,166)	(6,232,597)	(7,520,923)	(4,321,193)	(11,373)	(5,458)	(244,652)	(441,423)
Ending units	33,581,573	35,595,616	31,717,096	34,163,917	20,926	22,048	1,163,994	1,107,456

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PMVHYD		PVEIB		PVGOB		PVTIGB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$10,826	8,358	13,337	(18,770)	(41,863)	(33,981)	(23,221)	(24,120)
Realized gain (loss) on investments	579	439	18,824	44,264	40,038	360,314	112,274	75,265
Change in unrealized gain (loss) on investments	20,633	(14,691)	395,272	(378,677)	504,044	(448,550)	1,695,273	(1,648,503)
Reinvested capital gains	-	-	217,089	97,324	397,786	115,253	14,357	-
Net increase (decrease) in contract owners' equity resulting from operations	32,038	(5,894)	644,522	(255,859)	900,005	(6,964)	1,798,683	(1,597,358)
Equity transactions:
Purchase payments received from contract owners (note 4)	9,405	113,006	50,908	43,808	49,692	134,358	1,384,957	2,738,263
Transfers between funds	(2,016)	5,623	277,339	755,098	1,097,538	714,386	8,329,577	1,136,085
Redemptions (notes 2, 3 and 4)	(17,262)	(14,669)	(268,507)	(247,586)	(424,655)	(341,484)	(345,492)	(330,137)
Adjustments to maintain reserves	8	(30)	(107)	11	(46)	(11)	(185)	19
Net equity transactions	(9,865)	103,930	59,633	551,331	722,529	507,249	9,368,857	3,544,230
Net change in contract owners' equity	22,173	98,036	704,155	295,472	1,622,534	500,285	11,167,540	1,946,872
Contract owners' equity beginning of period	234,817	136,781	2,191,798	1,896,326	2,159,663	1,659,378	6,930,959	4,984,087
Contract owners' equity end of period	$256,990	234,817	2,895,953	2,191,798	3,782,197	2,159,663	18,098,499	6,930,959
CHANGES IN UNITS:
Beginning units	20,123	11,334	215,922	168,534	160,245	124,428	412,873	238,311
Units purchased	1,358	10,329	45,844	97,067	122,201	156,041	547,749	207,189
Units redeemed	(2,180)	(1,540)	(39,417)	(49,679)	(74,081)	(120,224)	(70,767)	(32,627)
Ending units	19,301	20,123	222,349	215,922	208,365	160,245	889,855	412,873

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	HVSIT		ROCSC		TRHS2		VVGGS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(277,767)	(186,247)	713	591	(4,176,964)	(4,260,349)	(597)	-
Realized gain (loss) on investments	(1,808,071)	(2,880,143)	(3,218)	(52,580)	6,912,254	7,888,829	6,471	-
Change in unrealized gain (loss) on investments	2,319,589	969,425	13,239	35,158	46,488,399	(19,796,670)	36,774	-
Reinvested capital gains	3,438,461	833,890	31,345	3,328	12,324,903	14,761,415	-	-
Net increase (decrease) in contract owners' equity resulting from operations	3,672,212	(1,263,075)	42,079	(13,503)	61,548,592	(1,406,775)	42,648	-
Equity transactions:
Purchase payments received from contract owners (note 4)	60,551	311,871	-	-	11,808,198	18,710,755	235,684	-
Transfers between funds	(123,352)	(2,249,269)	(405)	(18,440)	(11,873,081)	(5,772,805)	(22,240)	-
Redemptions (notes 2, 3 and 4)	(1,898,136)	(2,369,581)	(6,088)	(112,027)	(23,338,467)	(23,432,431)	-	-
Adjustments to maintain reserves	(273)	(34)	1	(11)	687	(367)	(9)	-
Net equity transactions	(1,961,210)	(4,307,013)	(6,492)	(130,478)	(23,402,663)	(10,494,849)	213,435	-
Net change in contract owners' equity	1,711,002	(5,570,088)	35,587	(143,981)	38,145,929	(11,901,624)	256,083	-
Contract owners' equity beginning of period	15,775,103	21,345,191	235,295	379,276	243,823,169	255,724,793	-	-
Contract owners' equity end of period	$17,486,105	15,775,103	270,882	235,295	281,969,098	243,823,169	256,083	-
CHANGES IN UNITS:
Beginning units	898,461	1,110,094	17,884	26,309	7,141,535	7,441,709	-	-
Units purchased	153,761	31,958	98	113	805,556	1,162,484	23,243	-
Units redeemed	(237,571)	(243,591)	(561)	(8,538)	(1,431,572)	(1,462,658)	(2,288)	-
Ending units	814,651	898,461	17,421	17,884	6,515,519	7,141,535	20,955	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	VWHAS		VWBF		VWEM		VWHA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(415,798)	(496,855)	(61,964)	436,579	(128,946)	(179,730)	(147,849)	(214,822)
Realized gain (loss) on investments	(1,990,985)	434,173	(384,362)	(374,611)	214,567	349,493	(904,592)	(925,025)
Change in unrealized gain (loss) on investments	4,901,599	(9,898,443)	1,106,322	(588,261)	3,254,670	(4,778,803)	2,127,142	(3,427,937)
Reinvested capital gains	-	-	-	-	340,644	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	2,494,816	(9,961,125)	659,996	(526,293)	3,680,935	(4,609,040)	1,074,701	(4,567,784)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,612,198	2,193,273	64,702	63,428	179,673	303,799	44	15,229
Transfers between funds	710,838	3,118,262	(138,451)	64,180	(223,573)	(1,772,227)	(319,210)	(630,224)
Redemptions (notes 2, 3 and 4)	(2,869,658)	(3,381,277)	(726,816)	(692,962)	(1,439,728)	(1,603,580)	(949,529)	(1,959,889)
Adjustments to maintain reserves	(267)	8	526	(5)	486	37	19	(23)
Net equity transactions	(546,889)	1,930,267	(800,039)	(565,359)	(1,483,142)	(3,071,971)	(1,268,676)	(2,574,907)
Net change in contract owners' equity	1,947,927	(8,030,858)	(140,043)	(1,091,652)	2,197,793	(7,681,011)	(193,975)	(7,142,691)
Contract owners' equity beginning of period	23,982,575	32,013,433	6,291,070	7,382,722	13,311,853	20,992,864	10,715,951	17,858,642
Contract owners' equity end of period	$25,930,502	23,982,575	6,151,027	6,291,070	15,509,646	13,311,853	10,521,976	10,715,951
CHANGES IN UNITS:
Beginning units	4,611,558	4,333,652	288,142	311,850	546,069	650,129	689,947	822,612
Units purchased	2,286,179	1,588,657	4,861	13,054	76,917,185	46,201	8,542	5,156
Units redeemed	(2,365,983)	(1,310,751)	(39,182)	(36,762)	(76,969,560)	(150,261)	(101,465)	(137,821)
Ending units	4,531,754	4,611,558	253,821	288,142	493,694	546,069	597,024	689,947

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	VYDS		VRVDRA		SVDF		SVOF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,121)	(1,545)	22,838	-	(662)	(623)	(2,765)	(3,126)
Realized gain (loss) on investments	1,348	25,153	302	-	1,402	1,609	13,260	13,859
Change in unrealized gain (loss) on investments	25,198	(71,050)	(188,998)	-	8,145	(9,607)	26,132	(58,476)
Reinvested capital gains	9,023	26,541	188,784	-	4,819	5,250	30,229	26,251
Net increase (decrease) in contract owners' equity resulting from operations	34,448	(20,901)	22,926	-	13,704	(3,371)	66,856	(21,492)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	1,377	621,237	-	(66)	232	2,544	2,795
Transfers between funds	-	-	1,400,528	-	97	4	-	18
Redemptions (notes 2, 3 and 4)	(2,015)	(42,109)	(14,347)	-	(2,555)	(2,725)	(30,326)	(29,208)
Adjustments to maintain reserves	(2)	10	(343,320)	-	188	(20)	(521)	481
Net equity transactions	(2,017)	(40,722)	1,664,098	-	(2,336)	(2,509)	(28,303)	(25,914)
Net change in contract owners' equity	32,431	(61,623)	1,687,024	-	11,368	(5,880)	38,553	(47,406)
Contract owners' equity beginning of period	129,994	191,617	-	-	38,366	44,246	230,758	278,164
Contract owners' equity end of period	$162,425	129,994	1,687,024	-	49,734	38,366	269,311	230,758
CHANGES IN UNITS:
Beginning units	5,933	7,477	-	-	-	-	-	-
Units purchased	-	56	233,753	-	52	-	-	-
Units redeemed	(84)	(1,600)	(45,440)	-	(52)	-	-	-
Ending units	5,849	5,933	188,313	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	WFVSCG		WFVOG2		AMTP		FCA2S
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,498,591)	(1,602,575)	(192)	(345)	235	(32)	-	12,304
Realized gain (loss) on investments	4,022,919	2,311,105	(487)	22	585	315	-	(92,962)
Change in unrealized gain (loss) on investments	1,489,391	(11,353,181)	2,744	(2,413)	(2,350)	(2,093)	-	71,751
Reinvested capital gains	15,459,225	9,804,002	1,609	2,480	3,092	1,483	-	-
Net increase (decrease) in contract owners' equity resulting from operations	19,472,944	(840,649)	3,674	(256)	1,562	(327)	-	(8,907)
Equity transactions:
Purchase payments received from contract owners (note 4)	5,557,842	8,414,130	-	-	97	(217)	-	14,706
Transfers between funds	(8,067,061)	69,404	-	-	(739)	14	-	(515,453)
Redemptions (notes 2, 3 and 4)	(6,522,739)	(6,390,003)	(11,507)	(4)	(438)	(661)	-	(108,708)
Adjustments to maintain reserves	(2)	183	9	1	(13,860)	(5)	-	(60)
Net equity transactions	(9,031,960)	2,093,714	(11,498)	(3)	(14,940)	(869)	-	(609,516)
Net change in contract owners' equity	10,440,984	1,253,065	(7,824)	(259)	(13,378)	(1,196)	-	(618,423)
Contract owners' equity beginning of period	86,153,478	84,900,413	21,663	21,922	13,378	14,574	-	618,423
Contract owners' equity end of period	$96,594,462	86,153,478	13,839	21,663	-	13,378	-	-
CHANGES IN UNITS:
Beginning units	2,983,354	2,937,303	850	850	-	-	-	40,251
Units purchased	470,810	1,402,958	-	-	-	(6)	-	1,050
Units redeemed	(734,312)	(1,356,907)	(447)	-	-	6	-	(41,301)
Ending units	2,719,852	2,983,354	403	850	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	GVSIA
	2019	2018
Investment activity:
Net investment income (loss)	$-	7
Realized gain (loss) on investments	-	(485)
Change in unrealized gain (loss) on investments	-	500
Reinvested capital gains	-	-
Net increase (decrease) in contract owners' equity resulting from operations	-	22
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-
Transfers between funds	-	(12,941)
Redemptions (notes 2, 3 and 4)	-	(2)
Adjustments to maintain reserves	-	2
Net equity transactions	-	(12,941)
Net change in contract owners' equity	-	(12,919)
Contract owners' equity beginning of period	-	12,919
Contract owners' equity end of period	$-	-
CHANGES IN UNITS:
Beginning units	-	1,343
Units purchased	-	-
Units redeemed	-	(1,343)
Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners may invest in the following:

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
ALGER AMERICAN FUNDS
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)*
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class II (ACVU2)*
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)*
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)*
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
CHARLES SCHWAB FUNDS
Schwab Government Money Market Portfolio(TM) (CHSMM)
COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)*
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
Invesco - Invesco Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series II (OVCAFS)*
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)*
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*
JPMorgan Insurance Trust - JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*
JANUS HENDERSON INVESTORS
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
MAINSTAY FUNDS
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MERGER FUNDS
The Merger Fund VL - The Merger Fund VL (MGRFV)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)*
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
NORTHERN LIGHTS
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
RATIONAL FUNDS
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)*
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VICTORY FUNDS
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 (WFVAA)*
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)

*	At December 31, 2019, contract owners were not invested in this fund.

The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2019 and for each of the years in the one- or two-year period ended December 31, 2019. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2019 and for the period from the inception date to December 31, 2019 or from January 1, 2019 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2018, the financial statements are as of December 31, 2019 and for the period from inception date to December 31, 2018 or from January 1, 2018 to the liquidation date:

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Inception Date	Liquidation Date
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)	5/18/2018
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)	12/31/2018
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)	8/31/2018
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	6/21/2018
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)	6/21/2018
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)	12/19/2018
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)	8/17/2018
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)	5/11/2018
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	6/25/2018
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)	6/1/2018
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)	9/14/2018
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)	10/15/2019
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)	9/14/2018
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)	6/1/2018
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)	5/20/2019
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	5/13/2019
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)	6/22/2018
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	5/20/2019
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)	10/22/2019
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)	10/22/2019
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	5/8/2018
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)	11/16/2018
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)	6/1/2018
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)	2/1/2019
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)	5/16/2019
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (FCA2S)		8/17/2018
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares (GVSIA)		4/27/2018

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

For the one-year period ended December 31, 2019, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
BRVHY3	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III	5/1/2019
BRVTR3	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III	5/1/2019
DVMCSS	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares	6/3/2019
DVSCS	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares	6/3/2019
DSIF	BNY Mellon Stock Index Fund, Inc.: Initial Shares	Dreyfus Stock Index Fund, Inc.: Initial Shares	6/3/2019
DSIFS	BNY Mellon Stock Index Fund, Inc.: Service Shares	Dreyfus Stock Index Fund, Inc.: Service Shares	6/3/2019
DSRG	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	6/3/2019
DCAP	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares	6/3/2019
DCAPS	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares	Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares	6/3/2019
DVDLS	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares	Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares	6/3/2019
DGI	BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares	Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares	6/3/2019
FTVFA2	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2	5/1/2019
OVIGS	Invesco Oppenheimer V.I. International Growth Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares	5/28/2019
OVMS	Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares	5/28/2019
OVCAFS	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares	5/28/2019
OVGR	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares	5/28/2019
OVB	Invesco Oppenheimer V.I. Total Return Bond Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares	5/28/2019
OVGS	Invesco Oppenheimer V.I. Global Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares	5/28/2019
OVGSS	Invesco Oppenheimer V.I. Global Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares	5/28/2019
OVIG	Invesco Oppenheimer V.I. International Growth Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares	5/28/2019
OVGI	Invesco Oppenheimer V.I. Main Street Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares	5/28/2019
OVGIS	Invesco Oppenheimer V.I. Main Street Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund(R)/VA: Service Shares	5/28/2019
OVSC	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares	5/28/2019
OVSCS	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares	5/28/2019
OVAG	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares	5/28/2019
OVSB	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares	5/28/2019
OVSBS	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares	5/28/2019
HVSIT	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund	Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund	5/1/2019

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2019 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(h) Subsequent Events

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to the Separate Account and its operations and financial condition.

(i) Reclassification

Certain prior period amounts and disclosures have been reclassified to conform to the current period’s financial presentation.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.40% - 1.85% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option (“Liquidity Option”)	0.50%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%

The following table provides variable account charges by asset fee rates for the period ended December 31, 2019.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Total	ALVBWB	ALVGIB	ALVIVB	ALVDAA	ALVDAB	ALVSVA	ALVSVB
0.40%	$1,233,775	1,433	-	7	-	-	2,440	307
0.60%	391,860	-	-	25	311	-	667	-
0.65%	266,992	-	-	-	-	-	-	78
0.75%	715,000	-	-	-	-	-	-	300
0.80%	220,109	-	-	-	-	-	-	327
0.85%	995,897	-	-	-	-	-	-	1,255
0.95%	266,700	-	577	-	-	-	-	1,684
1.05%	247,270	-	1,645	-	-	-	-	1,845
1.10%	9,172,978	-	-	-	-	-	-	11,367
1.15%	48,753,975	-	11,599	840	-	2,124	-	68,328
1.20%	280,853	-	114	-	-	-	-	92
1.25%	3,473,051	-	6,866	66	-	-	-	6,804
1.30%	297,280,355	-	-	4,417	-	20,826	-	353,452
1.35%	12,964,434	-	-	-	-	236	-	25,981
1.40%	12,899,893	-	67	45	-	682	-	11,790
1.45%	3,920,014	-	2,264	-	-	-	-	7,998
1.50%	79,602,382	-	3,236	4,515	-	36,496	-	238,276
1.55%	30,297,198	-	7,630	-	-	1,374	-	50,118
1.60%	11,502,161	-	2,048	388	-	14,421	-	61,377
1.65%	10,570,428	-	-	-	-	2,393	-	32,744
1.70%	1,757,091	-	558	-	-	-	-	3,864
1.75%	121,721,518	-	6,828	-	-	31,291	-	218,181
1.80%	5,826,014	-	13,539	1,161	-	13,083	-	19,551
1.85%	23,971,774	-	811	-	-	5,560	-	69,790
1.90%	1,817,279	-	718	-	-	-	-	1,869
1.95%	53,021,164	-	542	511	-	57,879	-	159,934
2.00%	2,502,793	-	-	-	-	655	-	9,669
2.05%	6,734,883	-	3,628	85	-	2,761	-	36,264
2.10%	5,199,058	-	132	-	-	4,341	-	18,145
2.15%	1,967,819	-	1,461	-	-	-	-	4,503
2.20%	10,084,377	-	313	-	-	21,417	-	53,255
2.25%	694,762	-	-	-	-	1,642	-	390
2.30%	5,038,641	-	-	-	-	9,461	-	22,117
2.35%	2,049,157	-	-	-	-	-	-	2,916
2.40%	6,184,280	-	-	-	-	15,791	-	29,981
2.45%	383,828	-	-	-	-	173	-	3,638
2.50%	3,999,950	-	-	-	-	709	-	17,451
2.55%	903,988	-	-	-	-	3,140	-	6,970
2.60%	59,980	-	-	-	-	-	-	-
2.65%	393,684	-	-	-	-	239	-	1,066
2.70%	230,624	-	-	-	-	-	-	51
2.75%	485,067	-	-	-	-	15,223	-	28,538
2.80%	33,319	-	-	-	-	-	-	84
2.85%	280,972	-	-	-	-	-	-	256
2.90%	16,616	-	-	-	-	-	-	-
2.95%	38,845	-	-	-	-	-	-	-
3.00%	36,746	-	-	-	-	-	-	-
3.05%	3,068	-	-	-	-	-	-	-
3.10%	673	-	-	-	-	-	-	-
3.40%	1,876	-	-	-	-	-	-	-
Totals	$780,495,171	$1,433	$64,576	$12,060	$311	$261,917	$3,107	$1,582,606

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	ALMCS	ARLPE3	AAEIP3	ACVIP1	ACVB	ACVCA	ACVIG	ACVIG2
0.40%	$-	-	85	6,458	-	-	-	-
0.60%	-	360	-	989	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	965	-	171	-
0.85%	-	-	-	-	-	-	-	-
0.95%	1,118	-	-	-	-	-	-	719
1.05%	2,388	-	-	-	-	-	-	3,808
1.10%	-	-	-	-	-	-	-	-
1.15%	-	-	-	-	-	-	-	10,761
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	-	-	-	-	4,771
1.30%	-	-	-	-	265,921	331	132,835	-
1.35%	-	-	-	-	-	-	-	2,048
1.40%	-	-	-	-	84,534	92	47,363	2,295
1.45%	-	-	-	-	-	-	-	391
1.50%	-	-	-	-	-	-	-	2,763
1.55%	-	-	-	-	-	-	-	11,785
1.60%	-	-	-	-	-	-	-	576
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	93
1.75%	-	-	-	-	-	-	-	1,583
1.80%	-	-	-	-	-	-	-	942
1.85%	-	-	-	-	-	-	-	1,189
1.90%	-	-	-	-	-	-	-	1,988
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	1,299
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	206
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	144
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$3,506	$360	$85	$7,447	$351,420	$423	$180,369	$47,361

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	ACVIP2	ACVI	ACVMV1	ACVMV2	AMVCB4	AMVBC4	AMVI4	AMVGS4
0.40%	$1,114	-	4,406	1,861	154	943	304	-
0.60%	-	-	635	-	584	1,367	2,447	1,841
0.65%	1,659	-	-	385	-	-	-	-
0.75%	8,761	-	-	2,331	-	-	-	-
0.80%	336	-	1,297	-	-	-	-	-
0.85%	9,653	-	-	4,706	-	-	-	-
0.95%	5,800	-	-	2,607	-	-	-	-
1.05%	1,821	-	-	893	-	-	-	-
1.10%	28,146	-	-	16,832	-	-	-	-
1.15%	227,231	-	-	136,669	-	-	-	-
1.20%	551	-	-	480	-	-	-	-
1.25%	16,953	-	-	17,680	-	-	-	-
1.30%	887,960	36	93,198	486,064	-	-	-	-
1.35%	60,339	-	-	67,132	-	-	-	-
1.40%	45,124	57	28,202	8,665	-	-	-	-
1.45%	23,123	-	-	18,747	-	-	-	-
1.50%	275,212	-	-	368,615	-	-	-	-
1.55%	183,800	-	-	94,245	-	-	-	-
1.60%	55,774	-	-	101,858	-	-	-	-
1.65%	46,111	-	-	46,814	-	-	-	-
1.70%	8,459	-	-	4,710	-	-	-	-
1.75%	610,434	-	-	359,040	-	-	-	-
1.80%	25,246	-	-	44,970	-	-	-	-
1.85%	115,988	-	-	79,466	-	-	-	-
1.90%	4,488	-	-	10,026	-	-	-	-
1.95%	230,412	-	-	317,200	-	-	-	-
2.00%	15,263	-	-	8,805	-	-	-	-
2.05%	19,029	-	-	37,879	-	-	-	-
2.10%	26,470	-	-	25,518	-	-	-	-
2.15%	5,720	-	-	1,842	-	-	-	-
2.20%	68,439	-	-	65,219	-	-	-	-
2.25%	3,197	-	-	2,684	-	-	-	-
2.30%	28,037	-	-	20,982	-	-	-	-
2.35%	3,864	-	-	1,792	-	-	-	-
2.40%	17,316	-	-	55,077	-	-	-	-
2.45%	808	-	-	3,210	-	-	-	-
2.50%	5,186	-	-	5,864	-	-	-	-
2.55%	3,725	-	-	3,949	-	-	-	-
2.60%	404	-	-	355	-	-	-	-
2.65%	356	-	-	5,307	-	-	-	-
2.70%	343	-	-	-	-	-	-	-
2.75%	-	-	-	8,853	-	-	-	-
2.80%	-	-	-	13	-	-	-	-
2.85%	260	-	-	1,622	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$3,072,912	$93	$127,738	$2,440,967	$738	$2,310	$2,751	$1,841

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	AFGF	AFHY	AVPAP2	AFGC	BRVED3	BRVHY3	BRVTR3	MLVGA3
0.40%	$-	-	76	-	449	1,574	10,568	3,416
0.60%	-	-	-	-	1,124	1,036	4,234	4,620
0.65%	-	-	-	-	-	-	-	154
0.75%	-	-	-	-	-	-	-	2,165
0.80%	-	-	-	-	-	-	-	640
0.85%	-	-	-	-	-	-	-	4,349
0.95%	-	-	-	-	-	-	-	1,143
1.05%	-	-	-	-	-	-	-	1,874
1.10%	-	-	-	-	1,120	1,302	1,810	20,931
1.15%	-	-	240,641	-	31,941	19,027	80,514	74,337
1.20%	-	-	-	-	-	-	-	451
1.25%	-	-	-	-	1,120	1,243	1,066	24,768
1.30%	131,871	6,341	4,459,544	8,214	1,773,967	256,411	3,136,849	601,091
1.35%	-	-	89,766	-	10,884	4,197	12,358	101,673
1.40%	-	-	-	-	13,238	4,301	11,641	37,711
1.45%	-	-	-	-	6,461	1,999	1,160	30,289
1.50%	-	-	1,285,022	-	426,925	122,868	432,328	1,311,237
1.55%	-	-	-	-	16,558	12,041	18,187	132,460
1.60%	-	-	165,282	-	33,804	24,873	14,346	296,648
1.65%	-	-	113,989	-	63,546	21,307	76,951	116,331
1.70%	-	-	659	-	232	61	14	14,828
1.75%	-	-	2,664,421	-	297,048	31,329	307,696	816,811
1.80%	-	-	22,475	-	34,921	5,700	35,040	86,746
1.85%	-	-	669,286	-	176,017	21,670	141,811	82,171
1.90%	-	-	-	-	11,984	1,644	193	2,912
1.95%	-	-	654,381	-	261,312	68,299	195,867	938,558
2.00%	-	-	-	-	4,852	2,793	3,621	15,330
2.05%	-	-	181,460	-	30,286	1,451	20,462	62,169
2.10%	-	-	38,107	-	15,764	3,310	21,189	74,377
2.15%	-	-	421	-	2,627	-	2,422	53,999
2.20%	-	-	310,284	-	18,276	6,132	10,610	187,220
2.25%	-	-	6,864	-	2,323	39	-	10,424
2.30%	-	-	78,944	-	11,401	5,946	10,447	96,170
2.35%	-	-	-	-	211	-	-	-
2.40%	-	-	167,292	-	45,023	11,671	24,349	115,015
2.45%	-	-	5,334	-	242	1,157	2,637	2,970
2.50%	-	-	51,842	-	41,046	1,296	36,730	16,725
2.55%	-	-	701	-	1,135	95	3,237	5,183
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	642
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	6,455	-	-	-	-	4,718
2.80%	-	-	-	-	175	-	-	-
2.85%	-	-	434	-	2,299	-	2,996	594
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$131,871	$6,341	$11,213,680	$8,214	$3,338,311	$634,772	$4,621,333	$5,353,850

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	DVMCSS	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS	DVDLS
0.40%	$317	419	-	129	-	-	994	-
0.60%	998	-	-	-	-	-	622	-
0.65%	-	1,097	-	1,630	-	-	1,079	-
0.75%	-	4,318	-	14,381	-	-	3,662	-
0.80%	-	2,842	16,492	-	2,259	2,561	-	-
0.85%	-	10,526	-	27,213	-	-	7,596	-
0.95%	-	2,976	-	24,258	-	-	1,007	196
1.05%	-	5,994	-	22,434	-	-	6,390	1,293
1.10%	380	8,947	-	36,281	-	-	7,560	3
1.15%	10,241	129,133	-	244,276	-	-	97,659	3,275
1.20%	-	1,185	-	11,519	-	-	-	-
1.25%	1,179	12,526	-	26,061	-	-	9,445	2,161
1.30%	121,885	195,722	1,940,095	203,128	374,201	250,278	315,054	-
1.35%	8,944	29,729	-	67,029	-	-	30,943	-
1.40%	198	40,211	909,513	17,544	103,372	85,869	7,243	220
1.45%	904	22,824	-	66,010	-	-	14,698	-
1.50%	123,110	86,379	-	210,112	-	-	156,521	61
1.55%	8,781	93,154	-	193,318	-	-	64,313	1,715
1.60%	10,509	24,910	-	50,315	-	-	63,728	-
1.65%	16,190	8,773	-	25,538	-	-	18,781	-
1.70%	252	4,674	-	14,486	-	-	6,624	771
1.75%	31,642	184,680	-	398,139	-	-	244,550	88
1.80%	12,000	18,011	-	23,718	-	-	22,040	642
1.85%	7,494	18,974	-	52,538	-	-	53,561	188
1.90%	627	2,631	-	10,543	-	-	3,341	-
1.95%	100,670	41,472	-	58,222	-	-	123,127	523
2.00%	2,719	3,501	-	15,880	-	-	3,180	-
2.05%	7,689	4,483	-	15,371	-	-	9,128	-
2.10%	7,284	16,335	-	17,259	-	-	15,483	141
2.15%	422	4,781	-	2,883	-	-	1,956	-
2.20%	8,681	14,855	-	36,943	-	-	30,800	-
2.25%	1,172	125	-	3,548	-	-	55	123
2.30%	3,620	4,190	-	23,085	-	-	18,470	-
2.35%	-	864	-	1,272	-	-	631	-
2.40%	10,603	1,018	-	890	-	-	6,206	-
2.45%	-	768	-	12	-	-	73	-
2.50%	1,472	281	-	-	-	-	9,714	-
2.55%	113	964	-	5,804	-	-	3,694	-
2.60%	-	-	-	-	-	-	-	-
2.65%	646	-	-	-	-	-	416	-
2.70%	-	-	-	-	-	-	106	-
2.75%	348	-	-	-	-	-	573	-
2.80%	-	-	-	-	-	-	-	-
2.85%	1,421	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$502,511	$1,004,272	$2,866,100	$1,921,769	$479,832	$338,708	$1,361,023	$11,400

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	DGI	CHSMM	CLVHY2	DWVVLS	DWVSVS	ETVFR	FVU2S	FQB
0.40%	$-	-	3,651	8,337	2,973	3,281	-	-
0.60%	-	-	270	2,520	2,118	4,078	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	11,538	-	-	-	-	-	-
0.80%	243	-	-	-	-	-	-	72
0.85%	-	6,508	1,156	-	-	-	-	-
0.95%	-	8,037	-	-	-	-	30	-
1.05%	-	21,502	-	-	-	-	-	-
1.10%	-	-	489	-	336	-	-	-
1.15%	-	-	3,278	-	18,378	31,573	2,098	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	77	-	1,771	1,787	809	-
1.30%	132,505	-	29,026	-	239,099	247,876	-	45,196
1.35%	-	3,202	45	-	19,852	37,831	-	-
1.40%	41,082	-	177	-	7,858	1,215	28	19,701
1.45%	-	-	67	-	1,454	6,691	395	-
1.50%	-	-	13,753	-	156,276	231,754	47	-
1.55%	-	-	1,272	-	11,352	36,471	1,829	-
1.60%	-	-	1,236	-	31,929	73,830	878	-
1.65%	-	-	2,582	-	20,803	44,954	-	-
1.70%	-	-	-	-	1,377	381	67	-
1.75%	-	-	1,137	-	67,872	57,607	241	-
1.80%	-	-	7,950	-	18,055	24,524	212	-
1.85%	-	-	12,408	-	32,418	82,470	844	-
1.90%	-	-	-	-	1,605	6,697	176	-
1.95%	-	-	2,987	-	124,523	135,919	-	-
2.00%	-	-	340	-	3,709	3,786	-	-
2.05%	-	-	-	-	34,518	30,786	-	-
2.10%	-	-	218	-	2,978	6,772	-	-
2.15%	-	-	-	-	3,438	489	-	-
2.20%	-	-	-	-	38,915	6,624	-	-
2.25%	-	-	-	-	1,963	645	150	-
2.30%	-	-	-	-	14,731	4,556	-	-
2.35%	-	-	-	-	982	-	-	-
2.40%	-	-	3,229	-	28,241	65,920	-	-
2.45%	-	-	-	-	792	928	-	-
2.50%	-	-	-	-	7,769	3,395	-	-
2.55%	-	-	-	-	3,276	7,022	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	219	554	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	233	414	-	-
2.80%	-	-	-	-	13	162	-	-
2.85%	-	-	-	-	1,743	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$173,830	$50,787	$85,348	$10,857	$903,569	$1,160,992	$7,804	$64,969

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FQBS	FEMS2	FC2	FEIP	FVSS2	FHIP	FAMP	FB2
0.40%	$-	57	177	-	-	-	-	21,124
0.60%	-	608	1,905	-	-	-	-	1,546
0.65%	-	-	-	-	-	-	-	-
0.75%	-	20	-	-	-	-	-	-
0.80%	-	-	-	4,818	-	1,498	834	-
0.85%	-	4,224	-	-	-	-	-	-
0.95%	2,335	-	-	-	-	-	-	-
1.05%	649	-	-	-	-	-	-	-
1.10%	790	-	-	-	416	-	-	2,730
1.15%	38,361	912	3,180	-	14,546	-	-	124,910
1.20%	5,428	291	-	-	7,583	-	-	-
1.25%	12,547	10	-	-	5,470	-	-	10,854
1.30%	-	21,256	11,130	2,535,270	-	328,941	967,681	5,050,282
1.35%	8,164	2,174	2,510	-	3,358	-	-	31,535
1.40%	14,951	528	330	994,981	2,870	175,642	188,659	17,276
1.45%	10,889	-	-	-	936	-	-	3,358
1.50%	6,115	27,381	9,900	-	2,579	-	-	799,729
1.55%	70,853	852	824	-	18,257	-	-	26,775
1.60%	4,190	3,710	1,136	-	345	-	-	77,608
1.65%	3,717	5,216	1,231	-	479	-	-	122,272
1.70%	3,850	331	219	-	296	-	-	629
1.75%	29,016	1,305	2,025	-	2,134	-	-	270,489
1.80%	7,816	2,541	738	-	4,841	-	-	89,172
1.85%	1,043	2,607	569	-	1,302	-	-	195,776
1.90%	701	-	-	-	2,831	-	-	-
1.95%	-	10,361	2,248	-	2,235	-	-	322,205
2.00%	106	468	197	-	-	-	-	1,829
2.05%	3,812	10,837	531	-	196	-	-	17,524
2.10%	176	379	-	-	-	-	-	15,121
2.15%	1,788	77	-	-	73	-	-	6,026
2.20%	8,562	2,193	187	-	-	-	-	31,771
2.25%	517	-	-	-	-	-	-	2,319
2.30%	466	629	211	-	180	-	-	13,605
2.35%	-	863	-	-	-	-	-	-
2.40%	-	1,380	880	-	-	-	-	13,413
2.45%	-	-	-	-	-	-	-	2,804
2.50%	-	250	-	-	-	-	-	29,856
2.55%	-	-	-	-	-	-	-	174
2.60%	-	-	-	-	-	-	-	-
2.65%	-	182	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$236,842	$101,642	$40,128	$3,535,069	$70,927	$506,081	$1,157,174	$7,302,712

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
0.40%	$473	877	-	-	-	-	-	-
0.60%	1,576	-	-	-	-	-	-	-
0.65%	41	1,707	-	-	-	-	-	-
0.75%	943	2,264	-	-	-	-	-	-
0.80%	1,416	-	677	-	363	-	2,314	-
0.85%	4,293	9,373	-	-	-	-	-	-
0.95%	1,053	890	-	-	-	-	-	-
1.05%	531	107	-	-	-	-	-	-
1.10%	2,614	33,279	-	52,210	-	191,972	-	1,045
1.15%	62,543	328,675	-	224,618	-	894,301	-	56,354
1.20%	390	1,633	-	1,168	-	3,591	-	130
1.25%	4,563	35,270	-	5,275	-	51,748	-	28,587
1.30%	171,001	1,022,751	43,889	1,596,880	105,701	1,607,421	145,482	136,608
1.35%	19,564	103,213	-	59,874	-	176,393	-	46,662
1.40%	17,994	13,861	20,501	14,749	9,098	13,588	13,989	2,572
1.45%	4,756	49,158	-	14,217	-	42,496	-	2,364
1.50%	163,520	665,292	-	344,583	-	503,358	-	219,064
1.55%	44,867	219,711	-	101,165	-	359,346	-	36,656
1.60%	31,175	182,518	-	40,431	-	66,162	-	27,577
1.65%	22,123	87,326	-	56,139	-	45,001	-	16,063
1.70%	1,949	10,773	-	8,027	-	13,152	-	434
1.75%	125,328	587,869	-	551,194	-	1,112,506	-	127,488
1.80%	16,788	74,064	-	20,669	-	30,450	-	12,507
1.85%	43,888	166,833	-	189,176	-	123,459	-	20,926
1.90%	3,217	7,461	-	6,825	-	28,104	-	17,997
1.95%	150,659	498,928	-	143,608	-	302,487	-	213,907
2.00%	3,298	29,980	-	7,267	-	28,659	-	4,371
2.05%	23,019	87,726	-	30,951	-	21,172	-	19,279
2.10%	11,199	48,138	-	14,191	-	41,391	-	20,477
2.15%	4,023	27,911	-	6,633	-	5,480	-	4,749
2.20%	26,083	56,080	-	53,402	-	102,512	-	7,681
2.25%	1,051	6,274	-	463	-	975	-	2,202
2.30%	13,041	26,171	-	14,008	-	32,747	-	10,951
2.35%	853	2,307	-	129	-	5,683	-	-
2.40%	22,432	39,505	-	9,795	-	43,108	-	17,600
2.45%	792	6,644	-	1,219	-	227	-	1,121
2.50%	8,789	18,646	-	37,894	-	6,553	-	13,194
2.55%	6,190	3,597	-	2,406	-	5,427	-	436
2.60%	-	-	-	-	-	-	-	1,192
2.65%	156	424	-	677	-	-	-	-
2.70%	-	94	-	-	-	1,768	-	-
2.75%	1,828	9,152	-	-	-	-	-	-
2.80%	68	-	-	-	-	-	-	-
2.85%	206	356	-	8,659	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,020,293	$4,466,838	$65,067	$3,618,502	$115,162	$5,861,237	$161,785	$1,070,194

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FGI2	FGP	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP
0.40%	$21,114	-	9,792	-	28,514	-	2,159	-
0.60%	6,071	-	8,000	-	4,398	-	1,108	-
0.65%	-	-	1,389	-	1,862	-	1,348	-
0.75%	-	-	8,833	-	13,228	-	3,919	-
0.80%	-	17,013	-	1,467	-	4,597	-	1,366
0.85%	-	-	14,117	-	20,151	-	6,991	-
0.95%	-	-	1,565	-	2,192	-	1,744	-
1.05%	-	-	2,523	-	4,073	-	4,874	-
1.10%	80	-	23,012	-	66,297	-	33,503	-
1.15%	78,623	-	251,879	-	595,356	-	407,265	-
1.20%	-	-	10,346	-	4,066	-	1,505	-
1.25%	119	-	24,540	-	29,950	-	31,356	-
1.30%	4,267,291	4,188,360	1,341,299	125,902	5,651,873	162,512	566,442	544,374
1.35%	6,442	-	119,960	-	116,037	-	124,710	-
1.40%	3,214	974,309	11,144	48,154	39,009	49,975	15,869	111,645
1.45%	3,876	-	33,707	-	60,663	-	40,399	-
1.50%	525,913	-	1,115,203	-	833,324	-	399,663	-
1.55%	8,334	-	167,758	-	433,151	-	266,858	-
1.60%	19,379	-	271,287	-	96,216	-	131,606	-
1.65%	76,379	-	152,827	-	147,453	-	60,846	-
1.70%	-	-	13,321	-	18,461	-	12,104	-
1.75%	152,126	-	660,661	-	1,041,902	-	603,534	-
1.80%	58,188	-	72,327	-	89,380	-	62,049	-
1.85%	183,100	-	295,645	-	326,796	-	157,067	-
1.90%	-	-	24,230	-	18,058	-	8,753	-
1.95%	232,460	-	890,788	-	386,739	-	363,952	-
2.00%	2,514	-	33,984	-	21,451	-	15,216	-
2.05%	79,222	-	130,085	-	58,065	-	41,552	-
2.10%	8,784	-	81,068	-	55,170	-	43,910	-
2.15%	-	-	10,148	-	16,853	-	17,368	-
2.20%	12,288	-	110,719	-	49,149	-	79,777	-
2.25%	-	-	5,625	-	2,939	-	2,080	-
2.30%	6,560	-	62,618	-	25,882	-	35,189	-
2.35%	4,687	-	5,469	-	21,318	-	1,352	-
2.40%	14,944	-	124,537	-	72,439	-	33,470	-
2.45%	6,138	-	2,338	-	3,622	-	3,523	-
2.50%	27,051	-	29,845	-	52,116	-	13,433	-
2.55%	659	-	4,868	-	2,403	-	2,389	-
2.60%	-	-	-	-	-	-	352	-
2.65%	1,380	-	5,975	-	2,127	-	2,251	-
2.70%	-	-	654	-	476	-	659	-
2.75%	-	-	1,863	-	-	-	1,744	-
2.80%	-	-	1,216	-	751	-	1,070	-
2.85%	-	-	3,612	-	893	-	427	-
2.90%	-	-	-	-	261	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$5,806,936	$5,179,682	$6,140,777	$175,523	$10,415,064	$217,084	$3,605,386	$657,385

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FO2	FVSS	FRESS2	FTVIS2	FTVRD2	FTVSV2	FTVMD2	FTVDM2
0.40%	$692	-	1,848	1,427	-	365	3,771	-
0.60%	-	-	2,081	1,968	-	-	1,917	-
0.65%	1,026	-	-	324	-	498	-	-
0.75%	2,018	-	-	5,453	-	1,835	-	-
0.80%	-	288	-	829	-	1,186	-	298
0.85%	3,701	-	-	4,370	-	4,327	-	1,652
0.95%	810	-	-	2,018	2,009	4,061	-	108
1.05%	1,045	-	-	1,883	2,725	930	-	645
1.10%	10,467	-	315	16,147	2,144	17,932	-	1,891
1.15%	94,589	-	2,198	164,476	100,980	171,024	-	24,337
1.20%	605	-	-	125	1,045	13,230	-	-
1.25%	9,792	-	376	18,128	27,509	18,728	-	1,310
1.30%	360,381	40,152	23,845	573,996	1,281	133,936	-	15,600
1.35%	35,496	-	1,862	116,396	27,769	49,567	-	6,020
1.40%	3,984	9,942	466	110,659	12,556	31,161	-	11,371
1.45%	16,786	-	17	27,078	21,589	28,372	-	1,939
1.50%	194,563	-	36,438	603,972	19,185	56,131	-	6,119
1.55%	65,568	-	2,057	119,977	139,602	175,107	-	19,831
1.60%	26,897	-	3,698	259,465	9,986	32,441	-	2,141
1.65%	22,375	-	10,568	90,253	2,482	16,416	-	1,207
1.70%	3,543	-	-	9,982	7,550	4,586	-	888
1.75%	232,349	-	3,525	507,115	47,529	231,008	-	18,882
1.80%	15,177	-	3,102	90,915	21,441	9,279	-	3,847
1.85%	64,852	-	3,079	63,628	11,585	20,690	-	249
1.90%	4,200	-	284	979	9,492	2,689	-	1,704
1.95%	160,227	-	12,018	534,192	5,615	44,131	-	6,458
2.00%	4,370	-	868	13,605	37	8,568	-	36
2.05%	15,354	-	10,414	24,559	5,939	6,472	-	560
2.10%	20,674	-	144	38,401	5,752	14,958	-	1,124
2.15%	2,348	-	2	10,951	930	8,406	-	2,718
2.20%	27,350	-	714	67,592	8,255	17,235	-	223
2.25%	2,397	-	144	5,842	188	750	-	127
2.30%	21,596	-	613	53,997	833	8,024	-	1,613
2.35%	853	-	897	545	-	8,046	-	195
2.40%	13,208	-	2,779	110,732	106	54	-	-
2.45%	942	-	-	2,986	-	86	-	-
2.50%	4,936	-	311	9,137	263	1,274	-	174
2.55%	658	-	-	41,555	-	1,158	-	-
2.60%	-	-	-	485	-	-	-	-
2.65%	534	-	192	2,681	-	161	-	-
2.70%	323	-	-	-	-	387	-	-
2.75%	173	-	-	53,030	-	-	-	-
2.80%	305	-	-	572	-	-	-	-
2.85%	451	-	-	331	-	-	-	-
2.90%	-	-	-	-	-	88	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,447,615	$50,382	$124,855	$3,762,756	$496,377	$1,145,297	$5,688	$133,267

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	TIF2	FTVGI2	FTVFA2	FTVSI2	GVMSAS	GVSSCS	GVGMNS	RSRF
0.40%	$-	3,581	2,235	3,986	-	2,462	121	22
0.60%	-	1,717	147	2,581	-	434	-	-
0.65%	-	44	-	-	-	-	-	-
0.75%	485	2,392	-	-	-	-	-	-
0.80%	261	915	-	-	-	-	-	-
0.85%	-	1,417	-	-	-	-	-	-
0.95%	1,037	1,656	341	-	-	-	-	-
1.05%	473	2,148	521	-	-	-	-	-
1.10%	12,257	3,514	2,605	-	-	-	-	-
1.15%	79,430	77,911	21,361	-	-	-	1,810	-
1.20%	376	107	-	-	-	-	-	-
1.25%	9,393	7,603	3,453	-	-	-	-	-
1.30%	15,096	268,825	201,809	-	4,208	-	26,471	-
1.35%	16,802	41,972	23,642	-	-	-	362	-
1.40%	9,070	37,564	2,433	-	-	-	87	-
1.45%	17,346	25,215	2,191	-	-	-	26	-
1.50%	19,157	280,253	257,944	-	8,644	-	45,444	-
1.55%	71,172	56,693	22,215	-	-	-	49	-
1.60%	6,015	128,828	108,894	-	99	-	8,657	-
1.65%	6,355	35,380	30,011	-	-	-	2,713	-
1.70%	4,069	4,829	1,979	-	-	-	-	-
1.75%	98,608	196,560	213,280	-	846	-	26,745	-
1.80%	8,335	49,303	26,042	-	475	-	1,862	-
1.85%	5,286	33,041	14,014	-	22	-	13,434	-
1.90%	1,236	-	-	-	-	-	-	-
1.95%	13,169	231,916	267,732	-	673	-	27,176	-
2.00%	1,213	5,425	17,182	-	-	-	-	-
2.05%	1,912	23,164	37,378	-	-	-	4,628	-
2.10%	7,348	9,909	17,230	-	98	-	2,934	-
2.15%	2,598	11,449	4,059	-	-	-	142	-
2.20%	4,072	38,912	56,039	-	-	-	4,192	-
2.25%	1,079	4,682	2,725	-	-	-	710	-
2.30%	2,555	14,672	26,223	-	-	-	356	-
2.35%	1,098	392	1,444	-	-	-	-	-
2.40%	-	29,920	39,784	-	-	-	1,136	-
2.45%	142	477	918	-	-	-	-	-
2.50%	38	7,157	14,059	-	-	-	126	-
2.55%	-	4,888	2,881	-	-	-	-	-
2.60%	-	656	-	-	-	-	-	-
2.65%	-	30	1,266	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	1,539	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	182	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$417,483	$1,646,838	$1,424,037	$6,567	$15,065	$2,896	$169,181	$22

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	RVARS	ACEG2	IVMCC2	IVKMG2	IVBRA1	OVIGS	OVMS	OVB
0.40%	$449	-	111	-	574	-	-	-
0.60%	827	-	-	-	344	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	1,277	-	-	-	-
0.80%	-	814	-	597	-	-	509	313
0.85%	-	-	202	1,072	-	-	-	-
0.95%	-	802	-	1,274	-	-	-	-
1.05%	-	85	-	455	-	-	-	-
1.10%	-	23	176	1,850	-	439	-	-
1.15%	4,616	14,485	3,647	27,637	-	16,149	-	-
1.20%	-	17	-	776	-	-	-	-
1.25%	26	1,301	75	6,894	-	1,051	-	-
1.30%	31,561	5,997	48,130	40,797	-	273,639	215,556	134,992
1.35%	4,718	831	2,625	7,362	-	7,962	-	-
1.40%	503	5,838	230	2,931	-	574	98,384	79,559
1.45%	105	980	19	3,169	-	2,430	-	-
1.50%	49,230	4,520	31,250	13,759	-	195,588	-	-
1.55%	1,611	12,170	2,446	24,359	-	6,622	-	-
1.60%	14,333	938	7,038	2,533	-	9,782	-	-
1.65%	6,715	39	5,210	1,298	-	20,132	-	-
1.70%	-	1,376	330	628	-	1,037	-	-
1.75%	22,183	3,560	39,716	39,276	-	74,344	-	-
1.80%	6,038	1,016	1,796	2,219	-	9,041	-	-
1.85%	3,956	1,961	5,839	3,786	-	33,608	-	-
1.90%	-	200	-	933	-	601	-	-
1.95%	55,608	5,035	43,631	15,666	-	148,093	-	-
2.00%	5,847	25	384	772	-	1,730	-	-
2.05%	2,797	1,643	3,488	652	-	9,434	-	-
2.10%	2,554	798	8,325	16,915	-	5,984	-	-
2.15%	1,136	229	3,040	1,191	-	656	-	-
2.20%	9,759	2,423	3,391	455	-	9,348	-	-
2.25%	1,414	-	964	134	-	942	-	-
2.30%	2,497	-	14,219	1,377	-	12,870	-	-
2.35%	-	154	358	203	-	-	-	-
2.40%	6,489	-	5,501	-	-	15,368	-	-
2.45%	745	-	-	-	-	-	-	-
2.50%	930	-	1,392	146	-	5,865	-	-
2.55%	403	-	7,088	-	-	876	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	72	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	232	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	381	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$237,050	$67,260	$240,925	$222,393	$918	$864,546	$314,449	$214,864

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG
0.40%	$2,545	-	4,625	2,394	1,970	-	393	-
0.60%	1,212	-	2,258	956	-	-	-	-
0.65%	-	177	-	-	2,203	-	584	-
0.75%	-	2,976	-	-	4,480	-	1,688	-
0.80%	2,629	-	-	249	-	422	-	751
0.85%	-	2,638	-	-	8,430	-	2,023	-
0.95%	-	12,114	-	-	1,397	-	2,004	-
1.05%	-	6,433	-	-	863	-	3,401	-
1.10%	-	3,966	-	-	36,866	-	7,100	-
1.15%	-	168,541	-	-	321,567	-	99,449	-
1.20%	-	1,600	-	-	3,303	-	-	-
1.25%	-	37,296	-	-	25,679	-	6,691	-
1.30%	1,208,403	302,299	-	105,566	385,091	52,794	295,233	120,092
1.35%	-	96,092	-	-	87,953	-	48,545	-
1.40%	497,558	8,829	-	34,240	27,630	19,618	5,967	24,397
1.45%	-	34,608	-	-	30,970	-	14,066	-
1.50%	-	341,130	-	-	255,062	-	260,652	-
1.55%	-	90,921	-	-	322,277	-	87,923	-
1.60%	-	71,475	-	-	61,449	-	41,228	-
1.65%	-	21,690	-	-	46,457	-	28,535	-
1.70%	-	5,216	-	-	7,144	-	2,693	-
1.75%	-	186,422	-	-	605,347	-	210,964	-
1.80%	-	41,806	-	-	22,341	-	25,397	-
1.85%	-	38,548	-	-	146,339	-	37,156	-
1.90%	-	2,528	-	-	6,491	-	2,901	-
1.95%	-	162,307	-	-	220,600	-	176,441	-
2.00%	-	3,004	-	-	9,452	-	4,726	-
2.05%	-	56,014	-	-	19,259	-	22,560	-
2.10%	-	26,278	-	-	30,112	-	33,829	-
2.15%	-	2,190	-	-	5,151	-	3,986	-
2.20%	-	53,898	-	-	34,294	-	26,255	-
2.25%	-	739	-	-	3,438	-	2,164	-
2.30%	-	23,808	-	-	23,595	-	27,859	-
2.35%	-	3,221	-	-	13,841	-	282	-
2.40%	-	45,220	-	-	40,425	-	22,600	-
2.45%	-	152	-	-	1,246	-	638	-
2.50%	-	8,539	-	-	9,844	-	4,174	-
2.55%	-	13,422	-	-	5,063	-	3,247	-
2.60%	-	-	-	-	-	-	352	-
2.65%	-	1,015	-	-	327	-	3,674	-
2.70%	-	-	-	-	310	-	-	-
2.75%	-	3,023	-	-	1,266	-	-	-
2.80%	-	100	-	-	108	-	-	-
2.85%	-	-	-	-	1,424	-	356	-
2.90%	-	-	-	-	178	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,712,347	$1,880,235	$6,883	$143,405	$2,831,242	$72,834	$1,517,736	$145,240

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	OVSB	OVSBS	WRPMCV	WRPMAV	WRPMMV	WRASP	WRENG	WRHIP
0.40%	$-	-	6,210	23,226	12,284	766	24	609
0.60%	-	-	963	8,440	12,232	2,401	-	2,473
0.65%	-	-	-	-	-	7	-	1,093
0.75%	-	64	-	-	-	2,732	-	1,240
0.80%	881	-	-	-	-	586	-	-
0.85%	-	510	-	-	-	137	-	601
0.95%	-	613	-	-	-	162	-	-
1.05%	-	1,037	-	-	-	418	-	-
1.10%	-	158	-	-	-	4,017	-	554
1.15%	-	14,491	-	-	-	44,301	-	30,560
1.20%	-	51	-	-	-	-	-	-
1.25%	-	1,647	-	-	-	9,574	-	1,741
1.30%	12,513	273	-	-	-	252,842	-	181,893
1.35%	-	6,560	-	-	-	38,241	-	21,955
1.40%	7,505	2,705	-	-	-	11,782	-	12,399
1.45%	-	9,466	-	-	-	5,840	-	3,234
1.50%	-	3,618	-	-	-	444,414	-	190,393
1.55%	-	12,426	-	-	-	54,973	-	17,248
1.60%	-	18,590	-	-	-	230,555	-	171,843
1.65%	-	1,330	-	-	-	53,849	-	33,095
1.70%	-	408	-	-	-	4,184	-	2,317
1.75%	-	6,195	-	-	-	394,656	-	133,793
1.80%	-	6,831	-	-	-	70,678	-	54,491
1.85%	-	290	-	-	-	40,313	-	69,132
1.90%	-	1,684	-	-	-	965	-	7,623
1.95%	-	1,313	-	-	-	433,089	-	165,439
2.00%	-	300	-	-	-	46,603	-	2,407
2.05%	-	-	-	-	-	28,796	-	36,815
2.10%	-	80	-	-	-	34,748	-	10,443
2.15%	-	105	-	-	-	23,936	-	3,787
2.20%	-	588	-	-	-	129,807	-	41,933
2.25%	-	875	-	-	-	12,934	-	2,189
2.30%	-	-	-	-	-	33,873	-	17,855
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	93,953	-	50,699
2.45%	-	-	-	-	-	2,867	-	3,950
2.50%	-	-	-	-	-	10,763	-	4,852
2.55%	-	-	-	-	-	10,916	-	5,058
2.60%	-	-	-	-	-	-	-	466
2.65%	-	-	-	-	-	8,653	-	5,259
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	2,897	-	831
2.80%	-	-	-	-	-	-	-	508
2.85%	-	-	-	-	-	1,241	-	505
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$20,899	$92,208	$7,173	$31,666	$24,516	$2,543,469	$24	$1,291,283

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	JPICB2	JPMMV1
0.40%	$4,240	34	5,101	90,861	180,099	19,974	2	-
0.60%	3,026	54	174	3,741	264	191	44	-
0.65%	179	-	-	-	-	-	-	-
0.75%	451	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	273
0.85%	748	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	310	-	-	-	-	-	-	-
1.15%	36,439	-	-	-	-	-	14	-
1.20%	-	-	-	-	-	-	-	-
1.25%	1,488	-	-	-	-	-	-	-
1.30%	387,801	-	-	-	-	-	886	110,685
1.35%	46,762	-	-	-	-	-	-	-
1.40%	10,611	-	-	-	-	-	-	38,400
1.45%	2,080	-	-	-	-	-	-	-
1.50%	336,952	-	-	-	-	-	299	-
1.55%	20,348	-	-	-	-	-	-	-
1.60%	96,346	-	-	-	-	-	-	-
1.65%	46,292	-	-	-	-	-	-	-
1.70%	3,573	-	-	-	-	-	-	-
1.75%	232,307	-	-	-	-	-	94	-
1.80%	42,660	-	-	-	-	-	-	-
1.85%	70,717	-	-	-	-	-	-	-
1.90%	3,273	-	-	-	-	-	-	-
1.95%	208,910	-	-	-	-	-	-	-
2.00%	12,393	-	-	-	-	-	-	-
2.05%	54,608	-	-	-	-	-	-	-
2.10%	9,786	-	-	-	-	-	-	-
2.15%	2,145	-	-	-	-	-	-	-
2.20%	40,695	-	-	-	-	-	-	-
2.25%	4,927	-	-	-	-	-	-	-
2.30%	48,778	-	-	-	-	-	-	-
2.35%	4,799	-	-	-	-	-	-	-
2.40%	31,567	-	-	-	-	-	-	-
2.45%	1,856	-	-	-	-	-	-	-
2.50%	8,167	-	-	-	-	-	-	-
2.55%	4,227	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	3,536	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	1,955	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,784,952	$88	$5,275	$94,602	$180,363	$20,165	$1,339	$149,358

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	JABS	JAMGS	JAFBS	JACAS	JAGTS	JAIGS	LZREMS	LOVTRC
0.40%	$1,132	6,514	1,446	1,246	4,356	-	2,595	9,508
0.60%	1,482	2,866	3,722	553	4,773	-	3,391	1,868
0.65%	-	-	-	1,338	178	-	-	-
0.75%	-	-	-	9,127	2,425	880	-	-
0.80%	-	-	-	7,250	2,981	1,734	-	-
0.85%	-	-	-	7,494	13,583	946	-	-
0.95%	19,615	-	-	12,189	2,385	5,151	-	-
1.05%	33,011	-	-	10,812	2,597	4,466	-	-
1.10%	230	-	1,695	19,672	4,593	2,305	481	283
1.15%	15,020	-	19,231	194,832	64,476	43,224	10,497	29,815
1.20%	-	-	-	321	-	-	-	-
1.25%	5,276	-	2,515	19,479	8,384	8,180	1,265	1,761
1.30%	110	-	407,459	453,555	583,074	131,776	120,896	330,268
1.35%	-	-	8,772	70,987	45,222	15,249	11,170	4,472
1.40%	902	-	3,177	69,926	49,664	25,898	1,095	2,451
1.45%	3,189	-	3,495	17,912	5,582	6,688	7,837	1,439
1.50%	7,603	-	109,779	175,184	455,992	64,330	210,208	80,002
1.55%	9,800	-	13,707	136,870	61,532	38,351	13,895	9,370
1.60%	3,912	-	19,698	55,544	80,077	22,877	21,535	6,015
1.65%	-	-	15,520	33,036	90,566	6,064	16,192	11,827
1.70%	2,428	-	300	4,831	5,621	1,935	658	-
1.75%	6,609	-	151,375	384,155	138,443	46,469	28,694	55,138
1.80%	1,234	-	12,994	16,644	63,609	9,298	15,509	3,651
1.85%	701	-	27,697	42,135	115,483	5,046	8,976	12,509
1.90%	-	-	4,458	5,495	9,828	1,312	-	-
1.95%	87	-	97,677	82,113	276,425	35,665	138,480	59,453
2.00%	-	-	1,337	11,450	6,371	5,332	3,261	200
2.05%	2,129	-	1,940	12,917	52,956	2,481	8,316	845
2.10%	186	-	7,689	34,750	20,358	7,008	2,304	4,559
2.15%	3,428	-	1,613	4,582	1,162	1,428	526	-
2.20%	1,386	-	5,294	36,822	43,338	7,876	3,247	7,349
2.25%	-	-	259	1,815	1,211	314	2,306	1,093
2.30%	-	-	2,719	15,818	27,960	2,229	10,392	1,402
2.35%	-	-	6,106	2,131	186	101	271	-
2.40%	-	-	6,912	1,137	33,811	6,058	38,759	2,115
2.45%	-	-	1,101	4,896	2,423	1,301	1,433	-
2.50%	-	-	5,454	1,430	6,924	589	2,169	802
2.55%	-	-	503	3,365	13,807	2,540	575	571
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	15	1,088	2,693	52	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	261	25,865	-	3,130	-
2.80%	-	-	-	-	-	-	59	33
2.85%	-	-	9,427	-	4,151	-	220	6,846
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$119,470	$9,380	$955,086	$1,965,162	$2,335,065	$515,153	$690,342	$645,645

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	LOVSDC	MNCPS2	M2IGSS	MNDSC	MVUSC	MVFSC	MVIGSC	MVIVSC
0.40%	$15	208	-	2,830	236	10,018	-	15,056
0.60%	298	126	-	2,494	840	4,998	7	4,835
0.65%	-	-	-	101	-	1,731	-	2,085
0.75%	-	-	-	705	-	8,818	-	8,387
0.80%	-	-	-	-	-	851	-	-
0.85%	-	-	-	603	-	18,007	-	6,671
0.95%	-	-	1,906	-	-	3,035	-	5,680
1.05%	-	-	19	-	-	1,708	-	2,843
1.10%	-	-	264	18	-	56,881	-	8,606
1.15%	-	-	16,862	18,213	-	495,541	24	192,009
1.20%	-	-	136	-	-	4,092	-	-
1.25%	-	-	7,167	1,031	-	39,057	610	11,448
1.30%	-	-	794	187,475	-	1,024,461	1,825	1,193,621
1.35%	-	-	2,563	23,766	-	152,188	535	78,327
1.40%	-	-	690	6,362	-	83,187	193	44,353
1.45%	-	-	2,660	1,876	-	56,215	-	15,785
1.50%	-	-	8,336	146,155	-	643,072	2,549	727,346
1.55%	-	-	15,258	8,271	-	410,007	328	82,627
1.60%	-	-	2,985	39,249	-	152,794	15	164,193
1.65%	-	-	51	23,846	-	102,619	280	92,131
1.70%	-	-	217	695	-	18,812	-	5,188
1.75%	-	-	11,935	95,132	-	1,166,646	23	612,275
1.80%	-	-	5,284	14,117	-	74,706	-	59,138
1.85%	-	-	3,509	37,432	-	139,968	198	151,455
1.90%	-	-	3,160	1,421	-	18,725	-	18,976
1.95%	-	-	1,851	90,746	-	461,928	1,952	456,533
2.00%	-	-	1,176	5,106	-	18,288	371	11,910
2.05%	-	-	5,279	13,868	-	56,973	-	84,465
2.10%	-	-	923	14,273	-	90,452	-	33,820
2.15%	-	-	331	4,699	-	26,809	-	14,655
2.20%	-	-	1,785	13,450	-	103,830	-	89,122
2.25%	-	-	-	174	-	3,701	-	5,825
2.30%	-	-	347	14,839	-	54,963	-	58,043
2.35%	-	-	-	1,457	-	20,129	-	6,582
2.40%	-	-	-	7,893	-	83,140	-	93,854
2.45%	-	-	-	156	-	2,512	-	853
2.50%	-	-	-	4,501	-	6,913	-	14,185
2.55%	-	-	-	9,300	-	8,452	-	7,836
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	104	-	4,045	-	462
2.70%	-	-	-	-	-	360	-	-
2.75%	-	-	-	14,772	-	123	-	3,472
2.80%	-	-	-	73	-	1,096	-	13
2.85%	-	-	-	-	-	382	-	4,465
2.90%	-	-	-	-	-	200	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$313	$334	$95,488	$807,203	$1,076	$5,632,433	$8,910	$4,389,130

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	MGRFV	MSGI2	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE
0.40%	$16	44	-	-	-	891	194	-
0.60%	-	368	-	-	-	105	1,169	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	5	-	20	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	4,857	-	-	-	-
1.05%	-	-	-	1,324	-	-	-	-
1.10%	-	81	-	5,458	-	175	-	-
1.15%	-	3,538	-	19,677	-	878	-	-
1.20%	-	-	-	40	-	-	-	-
1.25%	-	381	-	3,891	-	1,147	-	-
1.30%	-	38,549	32,589	-	11,410	-	-	-
1.35%	-	3,893	-	6,058	-	-	-	-
1.40%	-	3,226	4,842	3,196	6,615	210	-	273
1.45%	-	2	-	12,592	-	548	-	-
1.50%	-	54,266	-	7,310	-	215	-	-
1.55%	-	5,123	-	23,365	-	953	-	-
1.60%	-	8,663	-	3,868	-	-	-	-
1.65%	-	6,227	-	4,508	-	-	-	-
1.70%	-	-	-	970	-	226	-	-
1.75%	-	8,258	-	37,263	-	1	536	-
1.80%	-	2,637	-	2,579	-	-	-	-
1.85%	-	13,189	-	248	-	27	-	-
1.90%	-	-	-	752	-	-	-	-
1.95%	-	30,721	-	6,422	-	-	1,001	-
2.00%	-	581	-	40	-	-	-	-
2.05%	-	2,876	-	1,275	-	-	-	-
2.10%	-	829	-	1,593	-	-	-	-
2.15%	-	69	-	81	-	-	-	-
2.20%	-	9,201	-	171	-	-	796	-
2.25%	-	684	-	318	-	-	-	-
2.30%	-	2,159	-	1,282	-	-	-	-
2.35%	-	-	-	134	-	-	-	-
2.40%	-	2,906	-	-	-	-	190	-
2.45%	-	-	-	164	-	-	-	-
2.50%	-	110	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	111	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	86	-	-	-	-	-	-
2.85%	-	1,092	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$16	$199,759	$37,436	$149,436	$18,045	$5,376	$3,997	$273

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	MSVREB	NVFIII	GBF	MSBF	HIBF	GVABD2	NVLCP2	NVCBD1
0.40%	$-	42	952	7,301	707	71,895	4,628	-
0.60%	-	-	809	1,361	-	6,195	1,734	-
0.65%	-	-	1,793	1,459	-	5,726	899	-
0.75%	-	-	6,960	6,063	444	9,122	657	-
0.80%	-	-	2,532	238	955	420	215	169
0.85%	-	-	9,490	5,177	1,291	8,067	815	-
0.95%	-	-	3,988	3,186	3,445	4,524	122	-
1.05%	-	-	6,224	383	2,067	1,050	-	-
1.10%	-	-	31,911	28,587	2,673	346,885	9,022	-
1.15%	15	92	326,010	225,170	65,780	2,512,685	57,475	-
1.20%	-	-	2,968	226	702	6,697	-	-
1.25%	-	-	23,544	15,832	12,592	91,921	7,542	-
1.30%	-	4,766	680,895	1,017,966	129,033	25,030,438	309,944	30,926
1.35%	-	614	63,689	76,620	25,702	470,215	15,641	-
1.40%	-	462	189,919	28,194	33,730	41,119	9,275	12,773
1.45%	-	16	34,923	41,710	34,605	124,629	1,208	-
1.50%	12	1,782	156,095	410,235	115,620	3,657,466	132,682	-
1.55%	-	-	292,564	151,720	65,064	1,113,698	44,368	-
1.60%	-	2	28,269	84,701	85,111	103,104	23,565	-
1.65%	-	6	31,461	54,975	25,595	445,870	11,939	-
1.70%	-	18	5,965	10,263	4,791	71,649	2,868	-
1.75%	-	1,294	434,574	568,429	90,388	5,631,766	184,844	-
1.80%	-	200	14,461	18,641	21,236	231,084	6,871	-
1.85%	-	-	41,000	145,571	42,895	1,914,052	29,102	-
1.90%	-	-	4,874	8,760	1,787	85,381	2,736	-
1.95%	-	925	150,693	263,216	72,925	1,793,842	83,255	-
2.00%	-	-	9,852	16,208	6,715	145,159	2,263	-
2.05%	-	96	40,047	44,705	11,536	446,059	10,912	-
2.10%	-	14	16,758	18,668	6,785	191,140	7,352	-
2.15%	-	-	9,076	5,362	1,489	98,477	2,104	-
2.20%	-	-	18,045	57,075	35,206	362,795	11,506	-
2.25%	-	-	3,319	2,881	1,941	28,233	64	-
2.30%	-	-	17,377	40,825	16,780	217,701	9,058	-
2.35%	-	-	19,977	2,927	996	208,193	687	-
2.40%	-	-	9,376	32,166	11,640	258,798	3,638	-
2.45%	-	-	1,522	1,214	-	11,426	147	-
2.50%	-	-	6,013	6,633	868	308,883	4,707	-
2.55%	-	-	593	1,428	755	21,399	-	-
2.60%	-	-	408	-	-	11,130	-	-
2.65%	-	-	1,080	755	-	52,823	355	-
2.70%	-	-	615	102	-	9,114	-	-
2.75%	-	-	220	1,956	-	2,748	-	-
2.80%	-	-	-	-	-	3,459	-	-
2.85%	-	-	-	484	-	16,065	94	-
2.90%	-	-	172	-	-	3,272	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	1,777	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$27	$10,329	$2,701,013	$3,409,373	$933,849	$46,178,151	$994,294	$43,868

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVCBD2	NVSTB2	NVBX	SAM	NVGEII	NJMMA2	NJNDE2	NVMGA2
0.40%	$486	4,522	371	11,575	43	-	-	7,781
0.60%	-	444	1,450	2,475	-	-	-	1,614
0.65%	2,747	214	-	4,909	-	-	-	-
0.75%	9,741	4,411	-	20,274	-	-	-	-
0.80%	-	1,439	-	7,346	-	-	-	-
0.85%	7,989	3,515	-	9,634	-	-	-	-
0.95%	128	658	-	3,948	-	-	-	-
1.05%	-	243	-	2,539	-	-	-	-
1.10%	24,578	18,983	-	84,750	-	-	-	-
1.15%	130,460	105,661	-	623,502	-	14	14	53,042
1.20%	2,071	390	-	4,957	-	-	-	-
1.25%	13,227	5,292	-	50,979	-	-	-	-
1.30%	332,548	654,072	-	1,952,679	5,357	814	853	2,712,005
1.35%	30,909	32,166	-	133,031	509	-	-	5,123
1.40%	13,555	25,364	-	466,811	4	-	-	187
1.45%	12,936	15,058	-	72,844	-	-	-	-
1.50%	151,924	275,151	-	698,876	1,546	39	-	387,287
1.55%	128,036	78,929	-	643,496	-	-	-	542
1.60%	48,953	52,743	-	309,876	-	-	-	3,980
1.65%	36,933	30,614	-	98,175	203	597	-	65,829
1.70%	2,530	2,782	-	28,273	-	-	-	-
1.75%	251,304	357,174	-	1,275,591	-	-	-	241,067
1.80%	13,217	16,784	-	122,936	35	-	-	30,200
1.85%	28,808	132,419	-	276,003	-	-	-	97,821
1.90%	867	3,078	-	7,645	-	-	-	-
1.95%	123,959	156,623	-	311,022	43	-	-	173,974
2.00%	7,329	6,503	-	16,301	-	-	-	1,076
2.05%	12,289	85,607	-	78,794	-	-	-	16,129
2.10%	13,251	27,261	-	68,801	14	-	-	4,826
2.15%	5,745	3,451	-	21,167	-	-	-	882
2.20%	15,453	39,621	-	97,521	-	-	-	5,062
2.25%	1,671	3,338	-	14,023	-	-	-	106
2.30%	4,826	34,550	-	51,242	-	-	-	8,277
2.35%	14,197	5,201	-	5,835	-	-	-	-
2.40%	2,710	20,308	-	18,730	-	-	-	12,967
2.45%	59	1,408	-	1,469	-	-	-	2,389
2.50%	4,754	31,120	-	30,168	-	-	-	30,345
2.55%	1,761	40	-	1,009	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	1,873	3,856	-	567	-	-	-	-
2.70%	323	102	-	71	-	-	-	-
2.75%	-	926	-	639	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	81	4,227	-	-	-	-	-	418
2.90%	173	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,454,401	$2,246,248	$1,821	$7,630,483	$7,754	$1,464	$867	$3,862,929

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NAMGI2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMIG1
0.40%	$19,472	-	993	-	1,618	-	461	-
0.60%	4,086	-	1,328	-	803	-	1,873	-
0.65%	-	-	857	-	544	-	555	-
0.75%	-	-	4,467	-	5,959	-	2,624	-
0.80%	-	2,642	-	137	28	6,209	-	1,835
0.85%	-	-	3,350	-	574	-	4,511	-
0.95%	-	-	3,962	-	1,682	-	2,510	-
1.05%	-	-	3,167	-	-	-	1,926	-
1.10%	-	-	14,574	-	6,746	-	26,244	-
1.15%	140,319	-	181,417	-	66,714	-	196,219	-
1.20%	-	-	2,484	-	1,400	-	2,545	-
1.25%	-	-	23,656	-	9,758	-	17,748	-
1.30%	4,364,848	85,755	242,023	27,520	211,436	1,937,549	237,575	197,539
1.35%	9,293	-	39,308	-	27,166	-	75,083	-
1.40%	-	31,694	12,911	16,446	7,504	364,816	14,749	78,973
1.45%	2,065	-	22,176	-	8,455	-	17,475	-
1.50%	537,004	-	223,786	-	221,681	-	198,333	-
1.55%	2,034	-	206,661	-	63,620	-	202,517	-
1.60%	7,456	-	51,562	-	32,449	-	55,070	-
1.65%	62,613	-	39,842	-	28,719	-	57,233	-
1.70%	93	-	5,761	-	4,564	-	6,381	-
1.75%	201,938	-	306,681	-	181,029	-	320,743	-
1.80%	51,694	-	33,453	-	27,458	-	17,093	-
1.85%	127,405	-	56,830	-	35,861	-	56,017	-
1.90%	-	-	6,743	-	2,327	-	3,918	-
1.95%	209,518	-	143,250	-	117,678	-	124,110	-
2.00%	18,816	-	14,006	-	5,549	-	8,621	-
2.05%	25,153	-	15,298	-	13,142	-	28,994	-
2.10%	13,054	-	22,708	-	11,966	-	22,349	-
2.15%	-	-	8,576	-	5,418	-	7,826	-
2.20%	10,043	-	40,016	-	23,495	-	14,633	-
2.25%	567	-	1,795	-	248	-	2,005	-
2.30%	8,658	-	19,522	-	13,263	-	16,514	-
2.35%	-	-	6,649	-	1,102	-	9,646	-
2.40%	36,033	-	12,365	-	14,127	-	20,597	-
2.45%	1,342	-	1,621	-	2,093	-	291	-
2.50%	10,240	-	2,974	-	1,154	-	1,902	-
2.55%	-	-	315	-	85	-	544	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	1,573	-	2,376	-	534	-
2.70%	-	-	118	-	-	-	156	-
2.75%	821	-	989	-	405	-	950	-
2.80%	1,707	-	-	-	87	-	-	-
2.85%	-	-	546	-	550	-	127	-
2.90%	-	-	66	-	-	-	90	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$5,866,272	$120,091	$1,780,379	$44,103	$1,160,833	$2,308,574	$1,779,292	$278,347

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVMIG6	NVRE1	NVRE2	NVMMV1	NVMMV2	NVNMO1	NVNMO2	NVNSR1
0.40%	$427	-	242	1,380	169	-	1,352	-
0.60%	-	-	268	1,784	-	-	5,016	-
0.65%	1,104	-	-	-	923	-	126	-
0.75%	3,189	-	1,711	-	5,015	-	1,423	-
0.80%	-	5,074	-	-	2,591	4,144	-	215
0.85%	7,573	-	3,683	-	4,926	-	1,343	-
0.95%	341	-	8,090	-	-	-	176	-
1.05%	1,190	-	774	-	653	-	127	-
1.10%	22,824	-	1,988	-	20,939	-	7,000	-
1.15%	212,646	-	116,340	-	177,165	-	32,186	-
1.20%	3,548	-	426	-	1,895	-	221	-
1.25%	12,965	-	13,622	-	16,038	-	4,225	-
1.30%	127,181	399,593	146,380	-	1,542,487	638,869	146,932	22,619
1.35%	48,162	-	46,834	-	47,413	-	15,178	-
1.40%	19,915	180,199	9,210	-	446,345	327,824	2,181	3,731
1.45%	17,286	-	22,754	-	13,934	-	1,811	-
1.50%	89,999	-	261,789	-	163,992	-	123,466	-
1.55%	235,987	-	78,243	-	175,029	-	34,043	-
1.60%	24,166	-	91,045	-	28,058	-	12,872	-
1.65%	22,093	-	40,612	-	37,693	-	6,260	-
1.70%	5,209	-	4,518	-	4,597	-	830	-
1.75%	368,651	-	135,618	-	279,998	-	84,486	-
1.80%	5,766	-	32,588	-	10,452	-	8,956	-
1.85%	28,782	-	46,807	-	25,268	-	15,352	-
1.90%	3,999	-	3,085	-	4,236	-	143	-
1.95%	86,699	-	188,074	-	122,450	-	72,304	-
2.00%	7,228	-	7,486	-	6,690	-	1,288	-
2.05%	4,169	-	28,033	-	16,129	-	5,586	-
2.10%	13,169	-	28,659	-	19,962	-	3,642	-
2.15%	4,088	-	4,337	-	8,103	-	4,151	-
2.20%	13,936	-	47,358	-	20,330	-	8,791	-
2.25%	1,224	-	3,779	-	2,201	-	-	-
2.30%	7,448	-	22,367	-	11,752	-	12,172	-
2.35%	12,704	-	3,927	-	7,997	-	1,699	-
2.40%	4,539	-	48,758	-	9,178	-	4,256	-
2.45%	720	-	1,108	-	719	-	2,452	-
2.50%	3,275	-	5,481	-	1,467	-	1,703	-
2.55%	517	-	4,119	-	4,036	-	821	-
2.60%	-	-	-	-	-	-	-	-
2.65%	1,204	-	1,302	-	2,199	-	-	-
2.70%	233	-	-	-	123	-	-	-
2.75%	272	-	767	-	693	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	351	-	824	-	419	-	925	-
2.90%	133	-	-	-	65	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,424,912	$584,866	$1,463,006	$3,164	$3,244,329	$970,837	$625,495	$26,565

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVNSR2	NVAMV1	NVAMV2	NVOLG1	NVOLG2	NVTIV3	DTRTFB	TRF
0.40%	$584	-	4,853	735	657	2,086	172	-
0.60%	77	-	1,598	1,069	-	356	1,999	-
0.65%	1,345	-	1,913	-	1,497	2,499	-	-
0.75%	5,451	-	2,468	-	2,752	3,971	-	-
0.80%	-	2,517	-	19,894	-	1	-	26,607
0.85%	8,596	-	3,421	-	4,629	8,016	-	-
0.95%	-	-	2,654	-	4,629	-	-	-
1.05%	476	-	4,621	-	6,553	1,038	-	-
1.10%	25,915	-	29,969	-	26,797	40,547	117	-
1.15%	227,504	-	260,428	-	562,262	296,177	1,149	-
1.20%	2,911	-	800	-	3,179	2,627	-	-
1.25%	12,484	-	34,985	-	97,968	15,004	497	-
1.30%	195,605	354,555	454,177	3,492,991	433,918	609,730	13,623	1,247,188
1.35%	39,676	-	121,655	-	214,522	64,345	4,549	-
1.40%	24,473	136,016	10,997	1,458,832	42,007	24,675	3,513	393,574
1.45%	22,240	-	41,801	-	92,245	21,003	17,487	-
1.50%	89,229	-	271,116	-	482,744	230,258	18,202	-
1.55%	238,969	-	200,527	-	462,230	290,353	916	-
1.60%	29,062	-	60,534	-	122,742	22,773	5,729	-
1.65%	23,671	-	47,321	-	71,957	36,249	880	-
1.70%	4,040	-	7,263	-	29,477	7,311	-	-
1.75%	375,271	-	389,572	-	602,132	595,247	4,463	-
1.80%	5,656	-	23,252	-	62,339	4,674	919	-
1.85%	28,091	-	76,276	-	119,726	82,826	2,005	-
1.90%	3,331	-	7,171	-	21,959	4,815	-	-
1.95%	78,500	-	185,285	-	272,666	194,222	20,659	-
2.00%	9,220	-	7,050	-	14,474	15,404	638	-
2.05%	26,919	-	47,145	-	71,175	16,489	443	-
2.10%	30,786	-	20,297	-	38,232	38,657	651	-
2.15%	7,078	-	3,461	-	21,978	8,346	-	-
2.20%	10,873	-	32,535	-	77,412	40,616	380	-
2.25%	1,685	-	1,904	-	9,003	1,799	-	-
2.30%	11,612	-	26,752	-	40,603	28,544	317	-
2.35%	15,208	-	2,032	-	4,007	13,280	-	-
2.40%	13,405	-	16,814	-	36,108	10,953	1,110	-
2.45%	73	-	1,224	-	708	388	-	-
2.50%	2,865	-	5,449	-	9,592	15,691	-	-
2.55%	1,397	-	2,648	-	131	3,161	371	-
2.60%	-	-	-	-	-	-	-	-
2.65%	1,381	-	581	-	947	1,112	-	-
2.70%	313	-	-	-	-	821	-	-
2.75%	-	-	9,084	-	1,957	170	-	-
2.80%	-	-	-	-	-	-	33	-
2.85%	-	-	2,148	-	1,787	2,656	-	-
2.90%	177	-	-	-	-	152	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,576,149	$493,088	$2,423,781	$4,973,521	$4,069,701	$2,759,042	$100,822	$1,667,369

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	TRF2	EIF	EIF2	SCGF	SCGF2	SCF	SCF2	GEM
0.40%	$129	10,466	1,086	-	91	587	71	939
0.60%	-	7,049	-	-	396	1,464	-	2,291
0.65%	1,103	-	784	-	-	-	9	-
0.75%	2,744	-	2,140	-	161	-	566	-
0.80%	-	-	33	2,930	-	4,822	-	955
0.85%	8,153	-	4,943	-	501	-	1,146	-
0.95%	3,135	-	102	-	741	-	4,940	-
1.05%	2,098	-	1,578	-	19	-	413	-
1.10%	26,525	-	28,445	-	3,567	-	4,945	-
1.15%	247,072	-	227,831	-	33,073	-	77,639	-
1.20%	3,230	-	1,497	-	54	-	62	-
1.25%	15,725	-	19,219	-	4,615	-	17,090	-
1.30%	186,938	-	1,847,143	64,973	104,752	545,305	73,935	82,379
1.35%	53,677	-	59,032	-	10,573	-	38,969	-
1.40%	25,785	-	20,517	12,579	1,833	240,415	4,748	16,620
1.45%	26,711	-	17,475	-	5,099	-	17,583	-
1.50%	110,857	-	497,212	-	113,245	-	74,915	-
1.55%	264,451	-	187,094	-	29,965	-	54,085	-
1.60%	13,914	-	85,757	-	23,056	-	21,358	-
1.65%	28,299	-	74,872	-	17,072	-	6,722	-
1.70%	3,692	-	11,192	-	2,844	-	3,484	-
1.75%	377,020	-	388,676	-	81,303	-	74,604	-
1.80%	17,385	-	76,790	-	7,126	-	8,926	-
1.85%	30,760	-	52,332	-	19,512	-	9,424	-
1.90%	5,545	-	14,549	-	1,319	-	4,824	-
1.95%	69,440	-	287,838	-	74,116	-	61,139	-
2.00%	6,240	-	9,784	-	2,344	-	733	-
2.05%	12,238	-	19,378	-	4,654	-	11,758	-
2.10%	18,047	-	34,307	-	8,930	-	6,520	-
2.15%	6,045	-	3,782	-	1,552	-	1,810	-
2.20%	10,608	-	49,693	-	12,696	-	7,108	-
2.25%	1,705	-	4,070	-	122	-	505	-
2.30%	8,891	-	30,512	-	5,865	-	4,523	-
2.35%	12,885	-	6,761	-	291	-	46	-
2.40%	5,547	-	18,325	-	6,276	-	2,146	-
2.45%	82	-	2,700	-	144	-	3	-
2.50%	6,456	-	10,133	-	1,533	-	906	-
2.55%	392	-	3,379	-	353	-	3,407	-
2.60%	-	-	-	-	-	-	-	-
2.65%	1,643	-	2,521	-	-	-	82	-
2.70%	308	-	1,694	-	-	-	-	-
2.75%	-	-	817	-	348	-	-	-
2.80%	-	-	-	-	441	-	-	-
2.85%	-	-	1,165	-	178	-	161	-
2.90%	177	-	43	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,615,652	$17,515	$4,107,201	$80,482	$580,760	$792,593	$601,305	$103,184

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	GEM2	GIG	NVIE6	SCVF	SCVF2	GVAGG2	GVAGR2	GVAGI2
0.40%	$-	2,121	196	242	240	12,074	15,181	62,674
0.60%	-	1,826	-	719	-	13,217	14,187	21,630
0.65%	-	-	48	-	132	1,007	1,115	6,505
0.75%	920	-	978	-	1,413	3,725	1,939	10,885
0.80%	-	755	-	1,695	-	3,242	2,758	362
0.85%	2,157	-	2,038	-	534	5,117	11,630	10,021
0.95%	1,135	-	-	-	1,715	2,776	3,685	3,565
1.05%	751	-	-	-	376	2,836	1,850	1,623
1.10%	1,246	-	7,044	-	2,200	30,550	57,504	347,750
1.15%	57,748	-	45,309	-	42,991	254,270	397,769	2,541,698
1.20%	504	-	-	-	96	1,737	2,083	6,979
1.25%	5,265	-	1,255	-	13,454	21,416	27,817	91,157
1.30%	86,262	117,608	126,886	228,600	82,685	1,237,028	1,975,651	22,541,600
1.35%	28,359	-	12,488	-	18,011	170,624	332,137	632,772
1.40%	3,257	68,842	3,461	87,946	3,161	42,768	75,715	64,124
1.45%	5,279	-	17,198	-	7,404	21,765	51,527	145,237
1.50%	177,811	-	125,173	-	77,908	905,715	1,683,579	4,973,701
1.55%	37,974	-	31,785	-	37,095	161,830	294,866	1,204,713
1.60%	50,386	-	18,840	-	22,412	219,727	396,615	488,284
1.65%	23,554	-	15,459	-	12,121	89,500	195,927	591,878
1.70%	2,360	-	930	-	2,582	10,767	10,683	89,751
1.75%	96,817	-	95,576	-	73,738	680,814	1,141,514	6,370,924
1.80%	17,385	-	9,733	-	7,710	83,994	184,334	361,728
1.85%	11,139	-	11,405	-	14,636	128,531	247,601	1,983,509
1.90%	628	-	1,082	-	498	13,059	6,640	89,339
1.95%	109,083	-	92,919	-	71,409	636,637	1,300,230	2,755,470
2.00%	4,393	-	3,464	-	4,240	12,838	44,149	165,739
2.05%	18,523	-	6,790	-	4,678	43,252	90,336	491,944
2.10%	17,289	-	4,631	-	6,951	49,138	69,495	215,399
2.15%	3,546	-	1,466	-	2,069	9,876	30,236	108,658
2.20%	30,101	-	12,482	-	10,715	84,648	161,465	505,127
2.25%	652	-	365	-	904	5,433	5,493	30,601
2.30%	11,457	-	9,465	-	4,968	52,037	80,752	271,331
2.35%	1,459	-	653	-	245	4,704	2,598	218,602
2.40%	10,012	-	13,131	-	11,615	82,307	163,960	371,691
2.45%	666	-	309	-	594	5,587	20,216	28,859
2.50%	1,977	-	577	-	960	9,786	33,650	332,179
2.55%	7,902	-	1,453	-	2,545	13,604	20,714	31,853
2.60%	-	-	-	-	-	-	726	11,902
2.65%	276	-	1,773	-	-	559	184	60,970
2.70%	-	-	-	-	-	52	73	9,043
2.75%	836	-	1,306	-	595	4,552	5,069	4,296
2.80%	230	-	58	-	-	1,551	1,810	5,406
2.85%	-	-	-	-	147	1,803	1,900	17,058
2.90%	-	-	-	-	-	-	-	3,378
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	1,835
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$829,339	$191,152	$677,726	$319,202	$545,747	$5,136,453	$9,167,363	$48,283,750

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	GVDIVI	GVDIV2	NVSIX2	GVIX2	GVIX8	MCIF	GVEX2	GVIDA
0.40%	$-	157	4,177	2,988	116	8,603	26,824	30
0.60%	-	-	4,616	11,360	-	9,158	40,925	291
0.65%	-	619	-	-	547	1,838	-	-
0.75%	-	2,630	-	-	558	2,449	-	1,766
0.80%	169	-	-	-	168	2,426	-	3,931
0.85%	-	4,481	-	-	5,233	8,568	-	285
0.95%	-	815	-	-	166	1,770	-	1,089
1.05%	-	461	-	-	792	827	-	2,733
1.10%	-	17,419	545	-	30,985	5,565	14,398	6,239
1.15%	-	83,506	20,466	-	42,808	171,237	141,004	245,688
1.20%	-	972	-	-	116	846	-	2,186
1.25%	-	6,053	924	-	2,152	15,373	3,679	56,293
1.30%	19,814	153,343	358,724	-	335,541	938,001	2,320,929	198,013
1.35%	-	16,200	29,681	-	19,457	79,986	170,781	98,986
1.40%	10,157	3,058	5,571	-	11,454	97,008	58,101	48,125
1.45%	-	5,981	845	-	5,879	34,435	14,813	23,289
1.50%	-	76,008	479,117	-	388,651	795,677	3,588,374	309,600
1.55%	-	67,184	10,188	-	22,327	97,931	97,788	157,998
1.60%	-	10,311	49,199	-	24,891	108,524	366,520	107,973
1.65%	-	11,333	51,897	-	39,807	84,189	353,939	70,194
1.70%	-	2,770	1,104	-	1,666	7,573	4,595	18,259
1.75%	-	159,843	114,811	-	118,584	390,663	723,385	379,446
1.80%	-	3,235	26,250	-	22,995	48,022	220,476	34,748
1.85%	-	18,101	42,191	-	22,451	88,115	275,893	38,051
1.90%	-	3,870	5,574	-	792	12,267	13,048	53,085
1.95%	-	75,989	265,062	-	229,183	516,511	2,238,305	320,013
2.00%	-	4,422	6,259	-	5,028	12,146	36,049	1,435
2.05%	-	8,768	6,848	-	7,880	63,021	136,996	48,941
2.10%	-	7,927	21,471	-	5,239	52,048	66,898	34,908
2.15%	-	1,281	4,240	-	367	22,433	25,166	9,289
2.20%	-	13,498	25,625	-	24,556	59,277	133,973	37,330
2.25%	-	764	4,556	-	2,807	3,056	50,252	14,863
2.30%	-	5,752	11,759	-	5,221	21,775	115,035	41,290
2.35%	-	1,640	84	-	228	3,458	4,985	7,205
2.40%	-	1,625	35,034	-	29,245	61,980	300,016	16,472
2.45%	-	814	2,334	-	1,326	1,886	13,518	1,772
2.50%	-	1,261	4,753	-	6,692	9,588	80,197	58,844
2.55%	-	515	575	-	2,487	4,349	69,522	297
2.60%	-	-	403	-	102	101	669	5,550
2.65%	-	5	685	-	473	1,044	2,437	740
2.70%	-	41	-	-	-	-	-	34,869
2.75%	-	312	1,039	-	-	1,061	118,941	2,297
2.80%	-	-	981	-	-	189	3,688	-
2.85%	-	1,590	-	-	-	-	1,037	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	25,120
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$30,140	$774,554	$1,597,588	$14,348	$1,418,970	$3,844,974	$11,833,156	$2,519,533

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NAMAA2	GVDMA	GVIDM	GVDMC	GVIDC	GVAAA2	NVCRA2	NVCMA2
0.40%	$79,620	6,905	15,860	6,045	1,125	94,101	50	2,027
0.60%	5,276	5,820	768	742	623	21,161	162	220
0.65%	-	3,712	35,324	4,229	2,034	24,952	202	-
0.75%	-	9,530	49,798	27,686	6,766	36,983	1,474	15,470
0.80%	-	5,616	4,567	1,376	1,876	1,571	366	107
0.85%	-	12,579	61,450	26,112	6,602	64,892	1,634	6,188
0.95%	-	5,109	7,106	-	-	1,672	-	-
1.05%	-	649	5,270	3,742	634	2,910	-	-
1.10%	12,938	167,712	623,848	166,094	173,148	1,661,375	2,115	99,819
1.15%	506,246	2,189,193	3,741,740	1,057,869	705,534	7,214,699	58,800	690,235
1.20%	-	20,699	16,601	2,914	11,476	12,619	-	-
1.25%	920	175,131	267,705	87,070	30,834	507,599	4,402	31,911
1.30%	18,099,193	444,667	7,295,931	3,347,432	3,006,562	33,764,518	103,318	232,482
1.35%	57,890	499,955	668,950	213,500	106,731	1,758,985	10,383	182,921
1.40%	778	274,346	410,710	111,822	62,914	290,822	3,477	23,710
1.45%	-	140,802	241,415	85,936	63,165	430,617	2,161	48,754
1.50%	2,228,791	610,172	2,581,533	748,501	724,294	9,518,918	231,958	479,458
1.55%	30,407	1,732,945	2,352,704	656,495	476,550	4,310,616	48,743	671,866
1.60%	38,101	196,554	391,927	146,591	238,598	909,785	27,779	63,835
1.65%	338,283	102,132	323,069	112,259	112,266	1,243,596	40,039	52,532
1.70%	435	60,922	138,394	24,553	28,589	293,681	307	22,106
1.75%	2,652,425	1,788,028	6,814,413	2,210,139	1,708,318	17,738,785	142,901	1,026,580
1.80%	144,888	85,852	170,725	65,928	79,097	553,179	21,519	27,429
1.85%	979,363	84,310	660,516	297,032	359,243	3,102,561	5,490	79,408
1.90%	13,802	165,513	199,464	62,786	21,200	185,249	3,019	72,582
1.95%	2,726,136	518,962	1,654,653	443,642	320,690	6,202,160	241,057	459,425
2.00%	42,353	39,710	215,981	49,891	32,373	329,655	8,790	28,257
2.05%	208,459	38,744	133,006	70,521	133,798	689,606	31,101	34,937
2.10%	44,280	152,780	236,179	83,289	28,882	663,902	4,487	42,550
2.15%	3,391	19,803	283,697	49,270	38,256	208,974	5,890	5,528
2.20%	87,721	68,134	357,288	109,421	157,979	1,414,801	51,836	110,028
2.25%	2,192	28,494	51,548	48,367	11,827	67,483	9	9,031
2.30%	34,447	106,013	183,596	67,754	90,761	523,845	29,716	97,319
2.35%	-	4,013	389,514	80,162	35,677	274,486	106	7,053
2.40%	334,059	115,199	155,841	16,971	21,631	814,448	17,154	112,611
2.45%	18,919	6,109	14,524	2,812	7,170	45,037	655	586
2.50%	141,419	98,383	123,858	45,388	38,512	481,100	25,431	47,342
2.55%	4,514	13,809	45,911	31,035	10,963	152,593	-	-
2.60%	-	-	1,241	-	-	11,032	-	-
2.65%	-	2,485	7,440	3,286	3,509	86,767	-	-
2.70%	-	5,716	45,906	7,026	1,597	13,125	38,375	-
2.75%	647	13,540	4,940	8,991	-	61,424	-	792
2.80%	792	-	1,018	-	-	3,466	-	-
2.85%	15,506	8,867	-	1,370	-	16,951	-	-
2.90%	-	-	4,497	-	-	3,279	-	-
2.95%	-	-	1,095	-	-	-	-	-
3.00%	-	-	27,061	4,292	-	1,781	-	-
3.05%	-	3,068	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$28,854,191	$10,032,682	$31,018,582	$10,590,341	$8,861,804	$95,811,761	$1,164,906	$4,785,099

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVCCA2	NVCMD2	NVCRB2	NVCMC2	NVCCN2	NVDBL2	NVDCA2	NVLM2
0.40%	$11,905	8,819	12,431	3,021	5,303	12,152	18,612	35
0.60%	2,065	4,691	668	93	-	1,691	13,399	-
0.65%	33,252	15,919	7,796	3,386	4,618	4,312	47,891	-
0.75%	33,776	61,513	24,225	15,130	12,947	27,144	85,933	-
0.80%	23	902	68	-	-	26	203	-
0.85%	85,474	76,418	45,190	17,345	10,076	44,750	102,327	-
0.95%	-	-	-	-	-	-	388	-
1.05%	-	-	-	-	-	1,939	1,714	-
1.10%	955,921	1,179,385	835,303	248,856	241,792	209,970	352,257	-
1.15%	3,634,983	2,947,427	1,626,365	838,397	721,897	990,568	1,748,953	347
1.20%	17,121	38,257	10,027	1,816	7,693	402	1,483	-
1.25%	240,156	223,633	137,079	49,056	65,971	55,777	66,104	-
1.30%	8,982,953	9,670,124	12,593,715	3,631,791	2,998,978	11,080,955	6,267,386	28,695
1.35%	931,287	828,700	357,733	223,857	127,190	186,187	417,578	416
1.40%	12,872	73,260	29,595	49,978	26,978	35,075	13,891	2,051
1.45%	252,415	195,413	106,842	66,805	50,006	36,866	160,939	2,589
1.50%	3,023,534	3,300,813	2,742,760	922,634	735,883	2,030,807	1,762,416	22,388
1.55%	1,943,884	1,761,028	1,014,049	633,355	500,050	315,564	794,313	4,859
1.60%	115,312	472,055	179,149	80,636	80,328	145,371	156,400	36,889
1.65%	351,489	417,309	339,420	91,905	111,169	163,873	224,740	29,007
1.70%	172,617	99,247	32,682	33,688	34,649	22,754	72,866	-
1.75%	9,889,608	8,571,739	5,326,046	2,062,700	1,982,395	3,243,601	5,260,257	14,944
1.80%	82,647	126,149	57,699	34,039	36,639	102,876	21,397	9,559
1.85%	659,660	773,804	1,031,493	372,585	367,717	722,100	441,613	2,090
1.90%	60,824	88,096	64,806	34,672	27,341	49,662	36,604	-
1.95%	2,484,621	2,064,556	1,463,905	649,669	451,414	1,102,286	1,303,214	35,691
2.00%	139,140	183,920	65,115	50,546	31,004	30,141	43,716	-
2.05%	171,531	196,285	312,082	78,266	84,855	174,505	60,741	235
2.10%	336,146	323,822	140,544	53,550	31,027	83,382	204,101	16,835
2.15%	59,302	163,066	85,551	23,856	30,155	41,730	40,470	-
2.20%	563,578	719,566	318,243	159,939	134,229	261,233	316,940	-
2.25%	1,798	26,885	21,172	18,480	4,092	41,345	4,328	-
2.30%	227,824	210,940	145,045	66,056	71,879	84,643	140,765	281
2.35%	5,293	177,234	103,336	39,421	50,071	99,810	7,007	-
2.40%	54,018	83,118	82,153	26,667	16,387	63,025	79,915	3,248
2.45%	896	8,440	7,627	6,470	-	28,824	15,092	1,080
2.50%	82,691	98,405	244,911	42,025	40,463	173,720	73,078	85,575
2.55%	32,971	39,622	16,350	4,919	13,512	10,278	18,099	-
2.60%	-	10,375	1,297	-	-	-	-	-
2.65%	4,393	20,282	14,789	2,625	8,916	2,994	674	-
2.70%	-	10,349	32,978	227	483	9,644	-	-
2.75%	4,537	-	665	6,609	-	406	-	-
2.80%	-	284	-	-	-	-	-	-
2.85%	-	7,188	4,855	6,940	3,540	7,261	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	2,805	1,078	-	1,625	-	7,122	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	673	-	-	-	-	-
3.40%	-	1,876	-	-	-	-	-	-
Totals	$35,665,322	$35,281,992	$29,636,432	$10,653,635	$9,121,647	$21,706,771	$20,377,804	$296,814

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	AMTB	AMINS	AMCG
0.40%	$609	16,772	8,040	13,113	9,722	25	-	-
0.60%	28	2,104	6	102	-	-	-	-
0.65%	-	-	-	-	-	908	-	-
0.75%	-	-	-	-	-	3,294	-	-
0.80%	-	-	-	-	-	402	-	-
0.85%	-	-	-	-	-	5,092	-	-
0.95%	-	-	-	-	-	3,701	-	-
1.05%	-	-	-	-	-	787	-	-
1.10%	-	2,516	3,972	6,661	-	26,234	-	-
1.15%	3,961	251,562	110,053	216,724	77,597	139,453	-	-
1.20%	-	-	-	-	-	1,852	-	-
1.25%	8	470	-	695	317	7,331	600	-
1.30%	52,532	10,306,987	4,702,934	9,455,255	3,926,308	152,400	-	102
1.35%	12,993	96,778	16,616	16,235	11,057	23,780	-	-
1.40%	418	1,078	1,254	854	362	63,130	-	93
1.45%	1,718	7,430	-	1,062	-	21,905	-	-
1.50%	78,722	1,779,967	813,549	1,092,168	561,103	30,668	68	-
1.55%	3,258	40,908	5,156	8,460	3,712	134,882	99	-
1.60%	9,194	42,155	33,863	37,968	27,656	9,074	-	-
1.65%	9,852	235,669	125,730	173,991	73,910	18,286	-	-
1.70%	-	2,587	78	-	-	4,658	-	-
1.75%	11,161	2,310,632	980,506	1,934,410	899,875	216,109	173	-
1.80%	606	64,854	39,462	40,766	31,760	9,159	109	-
1.85%	8,148	871,269	370,017	687,156	330,161	8,239	42	-
1.90%	-	-	1,481	1,051	2,015	2,607	-	-
1.95%	47,850	1,115,595	599,253	855,129	409,705	34,227	-	-
2.00%	97	10,190	8,574	8,026	11,606	5,453	-	-
2.05%	9,418	128,405	70,516	117,021	38,868	2,963	-	-
2.10%	286	55,713	11,072	41,895	7,741	6,853	-	-
2.15%	745	16,103	7,654	3,595	3,596	7,716	487	-
2.20%	4,745	165,766	92,979	84,293	34,553	12,836	-	-
2.25%	-	387	200	128	70	2,370	293	-
2.30%	336	135,741	29,816	65,333	12,471	8,529	-	-
2.35%	-	-	-	-	-	11,465	-	-
2.40%	5,116	135,180	67,644	121,138	34,660	-	-	-
2.45%	-	524	7,739	704	-	61	-	-
2.50%	752	210,484	73,162	74,062	87,219	2,073	-	-
2.55%	97	1,809	666	1,287	1,816	366	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	15,273	-	-	277	-	-
2.70%	-	-	-	-	-	568	-	-
2.75%	-	692	30	-	47	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	17,877	18,868	17,697	18,190	-	-	-
2.90%	-	-	-	-	-	151	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$262,650	$18,028,204	$8,216,163	$15,076,979	$6,616,097	$979,884	$1,871	$195

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	AMMCGS	AMSRS	NOTB4	NOTG4	NOTMG4	PMVSTA	PMVIV	PMVRA
0.40%	$-	-	-	-	-	5,676	327	870
0.60%	-	-	-	-	-	530	-	228
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	211	134	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	456	12,219	-	-	-	-	-	-
1.05%	75	337	-	-	-	-	-	-
1.10%	482	2,691	-	-	-	782	-	-
1.15%	5,095	45,348	-	-	-	29,830	-	-
1.20%	54	-	-	-	-	-	-	-
1.25%	1,812	3,758	-	-	-	1,904	-	-
1.30%	5,029	40,573	20,157	5,624	20,496	370,259	-	-
1.35%	1,281	6,460	561	1,029	415	6,328	-	-
1.40%	3,236	11,648	-	-	-	16,189	-	-
1.45%	3,141	8,094	-	-	-	2,307	-	-
1.50%	1,949	9,435	22,563	14,437	19,178	114,737	-	-
1.55%	6,874	20,320	-	-	-	14,472	-	-
1.60%	1,114	460	37,143	1,307	2,332	69,865	-	-
1.65%	-	230	790	547	2,952	14,780	-	-
1.70%	110	12,433	-	-	-	-	-	-
1.75%	5,949	19,914	32,867	17,196	10,586	66,286	-	-
1.80%	683	1,943	6,525	4,339	4,865	51,435	-	-
1.85%	136	1,531	2,467	739	722	26,402	-	-
1.90%	-	4,758	-	-	-	302	-	-
1.95%	700	1,883	34,516	23,686	43,852	72,516	-	-
2.00%	-	142	-	-	-	597	-	-
2.05%	-	2,847	447	-	-	6,953	-	-
2.10%	353	1,106	1,400	81	688	5,525	-	-
2.15%	215	785	547	159	1,393	323	-	-
2.20%	3,196	1,343	1,426	1,736	2,413	6,530	-	-
2.25%	-	-	-	-	2,145	127	-	-
2.30%	3,387	2,258	2,643	6,566	3,361	66	-	-
2.35%	-	8	-	-	-	789	-	-
2.40%	776	-	2,587	13,514	704	32,549	-	-
2.45%	-	-	322	178	954	-	-	-
2.50%	131	-	2,070	1,248	1,035	1,836	-	-
2.55%	-	-	340	-	-	389	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	8,779	4,412	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$46,445	$212,658	$169,371	$92,386	$126,870	$924,696	$327	$1,098

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	PMVFHA	PMUBA	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD
0.40%	$1,781	45	1,503	744	7,081	12,828	335	220
0.60%	1,241	264	971	878	2,983	8,253	236	284
0.65%	-	-	-	-	4,146	5,864	-	-
0.75%	-	-	3,304	514	14,435	12,011	-	-
0.80%	-	-	-	8	118	-	-	-
0.85%	-	-	-	1,265	21,161	14,394	-	-
0.95%	-	-	-	-	3,841	2,385	-	-
1.05%	-	-	-	191	5,459	1,796	-	-
1.10%	-	-	400	1,319	42,856	2,585	-	1,339
1.15%	-	-	18,680	7,366	332,713	188,225	-	4,938
1.20%	-	-	-	-	1,083	-	-	-
1.25%	-	-	159	2,348	19,624	4,103	-	369
1.30%	-	-	72,325	34,028	1,962,975	1,774,076	-	35,316
1.35%	-	-	11,422	7,320	85,837	81,840	-	2,835
1.40%	-	-	4,666	3,219	40,875	32,880	-	-
1.45%	-	-	1,268	4,913	39,396	23,584	-	923
1.50%	-	-	137,948	39,518	572,482	714,218	-	50,299
1.55%	-	-	7,983	7,332	243,847	60,530	-	630
1.60%	-	-	70,299	20,657	124,057	256,297	-	12,618
1.65%	-	-	23,172	4,558	74,115	78,062	-	8,231
1.70%	-	-	1,019	720	11,251	7,414	-	-
1.75%	-	-	122,300	39,240	1,017,001	909,305	-	12,401
1.80%	-	-	23,253	3,881	43,875	63,944	-	4,254
1.85%	-	-	5,786	4,867	258,378	238,930	-	2,839
1.90%	-	-	-	-	11,174	3,446	-	-
1.95%	-	-	91,062	29,124	445,664	480,140	-	45,043
2.00%	-	-	4,728	1,376	22,135	9,886	-	974
2.05%	-	-	10,612	4,745	51,432	110,296	-	128
2.10%	-	-	14,268	2,405	49,443	57,798	-	558
2.15%	-	-	1,563	4,015	15,183	25,501	-	1,401
2.20%	-	-	26,095	12,429	90,185	127,834	-	2,032
2.25%	-	-	1,612	100	5,244	3,357	-	316
2.30%	-	-	2,725	9,035	68,636	92,244	-	807
2.35%	-	-	-	-	13,489	12,498	-	-
2.40%	-	-	7,956	3,620	46,096	57,925	-	7,374
2.45%	-	-	-	-	4,505	3,630	-	95
2.50%	-	-	4,696	1,868	16,949	26,420	-	94
2.55%	-	-	2,950	1,250	10,602	16,167	-	34
2.60%	-	-	-	-	-	431	-	-
2.65%	-	-	-	-	2,736	2,270	-	-
2.70%	-	-	-	-	312	596	-	-
2.75%	-	-	1,800	411	1,292	2,720	-	-
2.80%	-	-	16	-	96	-	-	-
2.85%	-	-	-	-	-	506	-	-
2.90%	-	-	-	-	64	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$3,022	$309	$676,541	$255,264	$5,784,826	$5,527,189	$571	$196,352

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	PMVHYD	PVEIB	PVGOB	PVTIGB	HVSIT	ROCSC	TRHS2	VVGGS
0.40%	$729	-	-	-	183	950	3,111	394
0.60%	375	112	-	-	350	84	4,512	203
0.65%	-	-	-	-	735	-	675	-
0.75%	-	-	-	-	305	-	6,522	-
0.80%	-	-	-	-	-	-	1,541	-
0.85%	-	-	-	-	81	-	13,266	-
0.95%	-	121	2,005	-	-	-	11,308	-
1.05%	-	226	389	-	-	-	4,163	-
1.10%	-	288	739	-	5,063	-	7,969	-
1.15%	-	8,053	10,219	5,336	11,098	-	182,527	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	1,072	5,816	173	-	-	12,862	-
1.30%	-	-	-	29,830	77,339	-	783,537	-
1.35%	-	1,898	925	3,065	3,639	-	78,317	-
1.40%	-	498	1,012	393	521	-	110,595	-
1.45%	-	2,458	1,100	1,656	718	-	10,211	-
1.50%	-	995	452	47,967	33,113	-	735,951	-
1.55%	-	11,349	7,101	1,568	7,899	-	101,005	-
1.60%	-	2,375	2,394	362	11,927	-	192,310	-
1.65%	-	-	-	1,109	5,465	-	188,925	-
1.70%	-	147	270	-	1,064	-	38,237	-
1.75%	-	4,612	2,446	14,207	43,214	-	368,423	-
1.80%	-	1,366	5,461	5,573	787	-	99,813	-
1.85%	-	461	139	2,469	9,970	-	166,856	-
1.90%	-	332	1,117	-	15	-	7,686	-
1.95%	-	713	1,486	11,884	31,816	-	565,568	-
2.00%	-	35	116	287	300	-	20,972	-
2.05%	-	-	-	1,897	2,684	-	64,323	-
2.10%	-	350	-	1,014	4,107	-	76,883	-
2.15%	-	-	1,995	-	633	-	11,812	-
2.20%	-	-	11	1,786	9,116	-	49,166	-
2.25%	-	-	-	-	-	-	3,446	-
2.30%	-	-	-	60	7,386	-	49,471	-
2.35%	-	-	-	190	1,409	-	2,159	-
2.40%	-	-	-	753	1,147	-	112,421	-
2.45%	-	-	598	-	-	-	3,688	-
2.50%	-	-	-	1,745	1,081	-	25,869	-
2.55%	-	-	-	113	4,602	-	26,142	-
2.60%	-	-	-	-	-	-	351	-
2.65%	-	-	-	25	-	-	7,917	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	20,603	-
2.80%	-	-	-	-	-	-	1,502	-
2.85%	-	-	-	1,627	-	-	4,349	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,104	$37,461	$45,791	$135,089	$277,767	$1,034	$4,176,964	$597

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	VWHAS	VWBF	VWEM	VWHA	VYDS	VRVDRA	SVDF	SVOF
0.40%	$456	-	-	-	-	1	-	-
0.60%	1,137	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	1,609	-	-	-	-	82	-	-
0.80%	34	16	1,125	726	-	-	-	-
0.85%	360	-	1,043	-	-	-	-	-
0.95%	268	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	428	-	-	349	-	-	-	-
1.15%	16,109	-	-	2,138	41	75	-	-
1.20%	-	-	-	-	-	-	-	-
1.25%	561	-	-	294	1,061	-	-	-
1.30%	84,646	49,968	137,885	93,657	-	1,590	-	3,493
1.35%	9,432	-	-	1,370	810	54	-	-
1.40%	5,132	33,152	57,615	23,728	-	104	662	31
1.45%	428	-	-	132	-	65	-	-
1.50%	75,642	-	-	6,507	-	1,113	-	-
1.55%	3,630	-	-	2,498	-	-	-	-
1.60%	26,797	-	-	1,588	-	198	-	-
1.65%	15,107	-	-	381	-	102	-	-
1.70%	930	-	-	42	-	-	-	-
1.75%	32,960	-	-	2,336	-	-	-	-
1.80%	5,826	-	-	1,509	-	438	-	-
1.85%	14,863	-	-	602	-	371	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	60,320	-	-	871	-	2,914	-	-
2.00%	5,285	-	-	256	-	-	-	-
2.05%	14,127	-	-	8	-	-	-	-
2.10%	4,038	-	-	65	-	-	-	-
2.15%	717	-	-	304	-	-	-	-
2.20%	13,576	-	-	6,390	-	-	-	-
2.25%	129	-	-	-	-	-	-	-
2.30%	6,529	-	-	1,331	-	-	-	-
2.35%	533	-	-	750	-	-	-	-
2.40%	10,125	-	-	17	-	503	-	-
2.45%	278	-	-	-	-	-	-	-
2.50%	2,599	-	-	-	-	-	-	-
2.55%	733	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	392	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	62	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$415,798	$83,136	$197,668	$147,849	$1,912	$7,610	$662	$3,524

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	WFVSCG	WFVOG2	AMTP
0.40%	$2,464	-	-
0.60%	3,734	-	-
0.65%	223	-	-
0.75%	877	-	-
0.80%	429	-	-
0.85%	5,548	-	-
0.95%	1,289	-	-
1.05%	3,115	-	-
1.10%	12,871	-	-
1.15%	43,731	-	-
1.20%	-	-	-
1.25%	4,211	-	-
1.30%	257,591	-	-
1.35%	25,257	-	-
1.40%	16,704	133	50
1.45%	7,959	-	-
1.50%	256,722	-	-
1.55%	38,575	-	-
1.60%	60,526	-	-
1.65%	177,125	-	-
1.70%	1,337	-	-
1.75%	198,042	59	-
1.80%	31,556	-	-
1.85%	43,722	-	-
1.90%	1,172	-	-
1.95%	170,922	-	-
2.00%	6,214	-	-
2.05%	22,182	-	-
2.10%	20,465	-	-
2.15%	876	-	-
2.20%	21,711	-	-
2.25%	3,000	-	-
2.30%	24,452	-	-
2.35%	1,958	-	-
2.40%	20,487	-	-
2.45%	114	-	-
2.50%	5,149	-	-
2.55%	5,515	-	-
2.60%	-	-	-
2.65%	248	-	-
2.70%	20	-	-
2.75%	299	-	-
2.80%	-	-	-
2.85%	199	-	-
2.90%	-	-	-
2.95%	-	-	-
3.00%	-	-	-
3.05%	-	-	-
3.10%	-	-	-
3.40%	-	-	-
Totals	$1,498,591	$192	$50

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2019 and 2018, total transfers to the Separate Account from the fixed account were $428,008,685 and $439,788,550, respectively, and total transfers from the Separate Account to the fixed account were $148,335,147 and $173,214,080, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

For contracts with the Extra Value option, the Company contributed $198 and $26,415 to the Separate Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2019 and 2018, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $12,499,336 and $9,904,390 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2019 and 2018, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

For Purchase Payment Credits, the Company contributed $7,196,689 and $6,407,859 to the Separate Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2019 and 2018, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2019.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2019:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$55,503,922,499	$-	$-	$55,503,922,499

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2019 are as follows:

	Purchases of Investments	Sales of Investments
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)	$5,189,817	$3,712,364
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)	8,624,237	12,008,786
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)	15,297,306	29,992,811
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)	11,460,423	24,091,094
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)	1,970,430	4,293,863
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)	3,382,577	3,389,056
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)	15,302,240	18,882,579
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)	195,693	156,028
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)	1,705,155	1,720,612
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)	1,118,753	1,133,839
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)	2,451,974	1,818,034
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)	4,032,092	4,355,030
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	723	25,178
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)	5,533,154	4,333,391
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)	504,782	1,017,679
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)	417,711	540,876
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)	464,860	539,638
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)	36,993	102,732

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)	55,786	93,613
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)	629,465	571,102
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)	660,734	154,747
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)	2,339	3,672
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)	503,768	1,827,532
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	253,610	394,664
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)	22,219,090	18,528,415
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	1,537	517
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)	734	360
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)	321,399	112,742
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)	1,296,574	3,878,328
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)	6,427	3,886
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)	2,227,799	2,964,716
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)	477,123	371,330
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)	15,233,556	41,909,090
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)	1,835,045	2,122,063
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)	24,978,445	25,574,857
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)	331,710	1,839
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)	1,163,955	1,124,881
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)	262,571	191,537
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)	50,507,380	69,108,991
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)	154,658	59,185
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	431,574	118,561
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)	59,696	123,630
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)	17,458	5,005
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)	49,907,457	25,823,928
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)	71,845,539	31,401,333
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)	34,177,999	27,988,678
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)	18,542,440	40,319,587
Schwab Government Money Market Portfolio(TM) (CHSMM)	3,330,680	3,025,813
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)	13,190,529	5,254,526
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)	332,786	267,010
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)	16,240,378	13,025,208

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)	12,703,613	20,398,613
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)	35,361	37,246
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)	398,043	864,129
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)	911,990	2,361,242
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)	10,508,057	143,700
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)	22,555,384	34,571,224
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)	746,747	1,147,419
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)	4,335,587	6,898,952
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)	5,410,354	11,648,643
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)	178,119,551	13,248,172
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)	5,011,621	10,232,538
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)	36,756,230	42,363,916
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)	706,137	558,368
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)	31,443,647	20,077,386
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)	1,053,976	2,233,189
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)	32,311,697	52,031,385
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)	2,030,600	1,706,096
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)	8,226,130	7,550,267
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)	193,948,754	30,333,246
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)	25,623,213	46,933,164
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)	49,005,687	50,653,969
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)	3,195,475	2,125,671
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)	160,332,702	50,874,399
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)	2,169,049	2,341,586
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)	45,363,759	40,724,569
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)	2,768,928	5,681,677
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)	10,589,927	15,998,708
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)	848,110	1,043,140
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)	10,473,803	7,238,253
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)	11,068,214	6,884,296
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)	24,080,441	33,457,161
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)	5,982,211	5,693,093
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)	17,896,545	15,036,779
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)	352,062	178,564
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)	748,072	1,816,128
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)	2,143,863	4,011,561
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)	9,374,509	14,499,375
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)	10,594,145	9,977,359

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)	339,810	33,100
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)	1,315,781	639
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)	1,265,171	2,162,682
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)	921,571	2,274,279
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)	429,036	656,238
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)	11,228,898	11,968,341
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)	16,114,324	24,879,095
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)	33,789,299	24,553,432
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)	1,180,756	5,588,249
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)	3,217,349	7,485,346
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)	17,098,558	6,990,082
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)	226,152	497
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)	60,265	20,321
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)	1,152,780	1,292,775
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)	30,706,988	7,640,887
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)	40,890	31,430
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)	32,336,576	59,071,765
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)	2,631,443	442,047
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)	22,293,784	31,330,125
The Merger Fund VL - The Merger Fund VL (MGRFV)	7,765	1,107
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)	3,122,700	3,166,125
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)	2,811,611	2,890,662
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)	2,096,140	1,555,869
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)	71,555	175,168
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)	36,789	51,749
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)	47,833	97,766
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)	2,194	2,899
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)	109	556
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)	9,814	3,927
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	2,172,515	92,143
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	2,806,932	263,504
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)	1,016,216	840
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)	660,307	558
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	6,037,117	733,487
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)	712,004	1,772
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)	135,264,881	11,657,485
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)	364,636,683	16,344,681
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)	5,272,165	5,448,740
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)	27,625,193	22,089,975

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)	592,878,896	482,875,499
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)	349,013,991	220,735,589
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)	50,755,225	32,266,421
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)	114,411,264	55,255,526
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)	565,857,079	167,413,648
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)	10,203,120	13,591,655
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)	1,337,814	1,955,186
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)	4,521,298	8,009,532
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)	1,168,136	2,924,828
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	5,916,829	7,570,785
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)	6,553,935	8,230,396
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)	8,767,838	8,771,538
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)	316,718	515,789
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)	26,779,360	27,160,352
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)	11,483,280	7,654,884
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)	188,406,803	203,027,982
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)	284,435,482	304,164,482
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)	76,208,637	100,180,102
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)	238,394,103	289,540,649
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)	40,122,946	41,540,296
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)	57,700,986	84,140,999
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)	1,468,161	926,923
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)	22,133,444	19,157,760
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)	10,006,481	14,626,021
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)	7,411,206	15,006,567
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)	21,069,909	23,019,653
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)	61,947,996	92,552,374
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)	336,221	323,078
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)	15,075,396	6,128,328
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)	18,419,940	23,017,227
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)	141,853,475	133,601,518
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)	129,935,481	165,203,597
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)	92,996,146	128,574,018
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)	254,672,646	278,646,387
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)	80,372,541	111,800,984
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)	54,865,987	83,230,220
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)	69,676,652	25,530,942
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)	164,437,783	225,885,181

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)	1,675,834	2,580,565
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)	11,195,008	18,932,041
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	737,306	298,325
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)	19,997,085	7,389,449
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)	2,038,614	2,045,871
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)	29,518,260	25,562,970
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	1,125,982	908,393
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)	31,417,020	8,710,212
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)	44,469,245	21,007,306
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)	53,876,442	25,391,930
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)	133,035	122,446
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)	48,433,902	31,928,089
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)	2,428,016	1,358,761
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)	17,235,521	7,455,332
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)	7,986,098	3,623,663
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)	13,556,948	4,828,345
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)	7,031,090	7,145,871
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)	7,253,574	5,385,550
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)	32,697,161	54,627,687
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)	32,099,579	47,625,293
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)	103,042,273	45,744,445
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)	113,671,739	51,989,155
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)	38,906,521	21,194,206
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)	1,148,295	652,421
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)	63,761,607	12,974,864
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)	1,157,690	5,935,929
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)	13,993,963	15,592,085
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)	4,244,227	2,523,492
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	8,151,106	1,925,808
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)	95,722,083	64,406,277
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	34,753,813	33,558,351
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	71,004,961	40,562,884
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	39,956,128	29,363,039
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)	53,681,714	7,673,658
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)	136,328,341	51,662,809

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)	43,791,371	6,453,015
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)	5,607,750	15,427,045
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)	4,818	17,711
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)	7,705	8,093
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)	1,025,913	999,758
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)	3,407	15,013
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)	978,341	2,426,520
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)	9,902,353	6,344,529
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)	1,070,871	3,594,560
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)	878,716	2,683,102
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)	19,767,450	17,943,903
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)	30,686,526	22,580,537
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)	277,391	150,563
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)	2,481,247	1,868,320
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)	44,977,114	36,432,590
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)	693,472	1,728,003
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)	14,732,510	10,874,689
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	2,859,495	1,816,957
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)	365,065	192,858
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)	447,276	1,261,122
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)	242,679	5,934
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)	2,358,409	4,040,085
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)	1,342,174	3,059,661
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)	46,239,272	63,897,252
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)	32,892,309	54,089,155
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)	63,837	65,484
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)	3,119,086	2,176,797
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)	28,622	27,670
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)	3,164	306
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)	30,731,083	11,071,596
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)	136,227	113,956
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)	41,191	30,861
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)	106,440	431,956
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)	991,913	2,864,274
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	1,209,950	33,953
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)	758,784	468,618
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)	2,148,086	1,069,588
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)	10,498,617	1,138,439
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)	2,650,758	431,718
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)	34,519	8,955
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)	867	199
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)	694,356	1,820,144
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)	20,855,075	36,110,166
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)	241,574	28,729
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)	9,650,968	10,613,387
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)	93,249	955,779
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	954,779	2,226,703

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	44	1,416,587
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)	1,570,899	4,206,690
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)	109,199	76,428
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)	448,231	1,091,821
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)	9,757,345	22,035,720
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)	8,795	1,022
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)	8,457,949	17,715,636
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)	52,136,068	28,960,365
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)	2,720	13,579
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)	1,395,301	1,655,750
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)	2,673,936	5,388,023
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)	6,065,919	10,128,125
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)	461,366	347,448
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	4,850	3,203
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)	33,531	33,807
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)	24,083,567	19,154,889
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)	1,609	11,700
	$7,461,674,803	$5,772,325,946

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners' equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2019, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2019. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
2019	0.40%	19,109	$ 16.91	$ 323,129	2.51%	17.73%
2018	0.40%	24,863	14.36	357,099	1.65%	-6.79%
2017	0.40%	30,764	15.41	474,039	1.82%	15.16%
2016	0.40%	40,001	13.38	535,226	1.77%	4.03%
2015	0.40%	40,380	12.86	519,385	2.14%	0.89%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2019	0.95% to 2.20%	127,381	31.00 to 31.11	4,417,884	1.04%	22.44% to 20.89%
2018	0.95% to 2.20%	139,338	25.32 to 25.74	3,972,318	0.74%	-6.74% to -7.93%
2017	0.95% to 2.25%	151,189	27.15 to 27.74	4,646,927	1.21%	17.47% to 15.94%
2016	0.95% to 2.25%	191,288	23.11 to 23.93	5,023,652	0.82%	10.02% to 8.58%
2015	0.95% to 2.25%	223,475	21.01 to 22.04	5,355,148	1.16%	0.46% to -0.86%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2019	0.40% to 2.05%	138,361	8.96 to 8.72	1,218,872	1.06%	16.32% to 14.40%
2018	1.15% to 1.95%	78,022	7.67 to 7.63	596,866	1.31%	-23.33% to -23.75%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2019	0.60%	4,030	13.40	53,995	2.05%	14.82%
2018	0.60%	4,197	11.67	48,975	1.88%	-7.63%
2017	0.60%	4,267	12.63	53,903	1.89%	13.98%
2016	0.40% to 0.60%	5,166	11.17 to 11.08	57,330	0.86%	3.18% to 2.97%
2015	0.40% to 0.60%	8,584	10.82 to 10.76	92,651	0.89%	-1.49% to -1.68%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2019	1.15% to 2.75%	1,110,926	13.62 to 12.02	14,350,826	1.80%	13.92% to 12.07%
2018	1.15% to 2.75%	1,218,690	11.95 to 10.72	13,924,702	1.57%	-8.42% to -9.91%
2017	1.15% to 2.75%	1,435,565	13.05 to 11.90	18,039,735	1.73%	13.01% to 11.19%
2016	1.15% to 2.75%	1,590,436	11.55 to 10.70	17,765,025	0.58%	2.18% to 0.53%
2015	1.10% to 2.75%	1,778,946	11.32 to 10.65	19,589,104	0.68%	-2.39% to -4.01%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2019	0.40% to 0.60%	33,267	17.93 to 17.69	595,041	0.63%	19.62% to 19.38%
2018	0.40% to 0.60%	46,638	14.99 to 14.82	696,729	0.50%	-15.37% to -15.54%
2017	0.40% to 0.60%	52,066	17.71 to 17.54	918,797	0.45%	12.70% to 12.47%
2016	0.40% to 0.60%	50,194	15.71 to 15.60	786,301	0.47%	24.59% to 24.34%
2015	0.40% to 0.60%	23,874	12.61 to 12.54	300,857	0.73%	-5.86% to -6.05%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2019	0.40% to 2.85%	2,334,269	24.79 to 31.78	98,654,265	0.32%	19.42% to 16.49%
2018	0.40% to 2.85%	2,480,515	20.76 to 27.29	88,375,527	0.22%	-15.64% to -17.72%
2017	0.40% to 2.85%	2,686,124	24.61 to 33.16	114,676,538	0.24%	12.40% to 9.64%
2016	0.40% to 2.85%	2,879,199	21.89 to 30.25	110,645,228	0.36%	24.29% to 21.25%
2015	0.40% to 2.85%	2,884,800	17.61 to 24.95	90,490,876	0.52%	-6.07% to -8.38%
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
2019	0.95% to 1.05%	10,997	28.87 to 28.39	313,636	0.00%	28.40% to 28.27%
2018	0.95% to 1.05%	14,528	22.48 to 22.14	323,749	0.00%	-8.67% to -8.76%
2017	0.95% to 1.05%	15,407	24.62 to 24.26	376,240	0.00%	27.96% to 27.83%
2016	0.95% to 1.05%	13,340	19.24 to 18.98	254,416	0.00%	-0.47% to -0.57%
2015	0.95% to 1.05%	17,677	19.33 to 19.09	339,556	0.00%	-2.83% to -2.92%
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)
2019	0.60%	5,727	12.14	69,504	0.00%	39.00%
2018	0.60%	5,727	8.73	50,003	0.00%	-12.69%	****
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2019	0.40%	2,758	8.33	22,970	1.69%	19.93%
2018	0.40%	2,662	6.94	18,486	1.73%	-19.28%
2017	0.40%	2,975	8.60	25,596	2.70%	-1.23%
2016	0.40%	1,359	8.71	11,839	2.99%	40.23%
2015	0.40%	330	6.21	2,050	0.94%	-37.88%	****
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2019	0.40% to 0.60%	181,218	10.40 to 10.26	1,882,070	2.62%	8.72% to 8.50%
2018	0.40% to 0.60%	164,109	9.56 to 9.46	1,567,758	3.24%	-2.96% to -3.16%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.40% to 0.60%	118,106	9.86 to 9.76	1,162,923	3.54%	3.51% to 3.30%
2016	0.40% to 0.60%	44,469	9.52 to 9.45	422,663	2.30%	4.29% to 4.08%
2015	0.40% to 0.60%	33,187	9.13 to 9.08	302,685	2.40%	-2.67% to -2.87%
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2019	0.80% to 1.40%	606,322	40.04 to 40.37	26,517,118	1.55%	18.89% to 18.17%
2018	0.80% to 1.40%	685,780	33.68 to 34.16	25,337,419	1.40%	-4.60% to -5.18%
2017	0.80% to 1.40%	753,983	35.31 to 36.03	29,338,342	1.53%	13.00% to 12.32%
2016	0.80% to 1.40%	849,906	31.24 to 32.08	29,397,866	1.57%	6.14% to 5.50%
2015	0.80% to 1.40%	952,327	29.44 to 30.41	31,165,843	1.72%	-3.35% to -3.94%
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
2019	0.80% to 1.40%	498,774	30.40 to 26.65	13,515,695	2.07%	22.96% to 22.21%
2018	0.80% to 1.40%	578,960	24.72 to 21.81	12,831,751	1.92%	-7.62% to -8.18%
2017	0.80% to 1.40%	610,024	26.76 to 23.75	14,711,679	2.35%	19.52% to 18.80%
2016	0.80% to 1.40%	690,001	22.39 to 19.99	13,995,878	2.36%	12.58% to 11.90%
2015	0.80% to 1.40%	774,518	19.89 to 17.87	14,032,779	2.09%	-6.38% to -6.94%
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)
2019	0.95% to 2.40%	107,378	30.44 to 28.56	3,573,215	1.83%	22.57% to 20.78%
2018	0.95% to 2.40%	113,996	24.84 to 23.65	3,108,648	1.67%	-8.08% to -9.43%
2017	0.95% to 2.40%	124,007	27.02 to 26.11	3,694,137	2.10%	19.16% to 17.42%
2016	0.95% to 2.40%	136,268	22.67 to 22.24	3,420,647	2.08%	12.13% to 10.49%
2015	0.95% to 2.40%	161,772	20.22 to 20.13	3,616,427	1.80%	-6.84% to -8.21%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2019	0.40% to 2.85%	14,004,669	13.77 to 11.16	197,180,047	2.29%	8.47% to 5.80%
2018	0.40% to 2.85%	16,102,403	12.70 to 10.55	211,026,750	2.83%	-3.21% to -5.60%
2017	0.40% to 2.85%	16,760,938	13.12 to 11.17	229,258,020	2.62%	3.26% to 0.73%
2016	0.40% to 2.85%	16,430,647	12.70 to 11.09	220,038,920	1.83%	3.97% to 1.42%
2015	0.40% to 2.70%	16,784,497	12.22 to 11.16	218,767,491	1.96%	-2.86% to -5.10%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2019	0.40% to 1.40%	399,967	20.10 to 28.07	10,809,320	2.05%	28.63% to 27.34%
2018	0.40% to 1.40%	458,528	15.63 to 22.04	9,755,079	1.41%	-13.19% to -14.06%
2017	0.40% to 1.40%	517,510	18.00 to 25.65	12,924,699	1.53%	11.25% to 10.13%
2016	0.40% to 1.40%	576,317	16.18 to 23.29	13,078,348	1.71%	22.36% to 21.14%
2015	0.40% to 1.40%	424,721	13.22 to 19.23	8,057,157	1.65%	-1.83% to -2.81%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
2019	0.40% to 2.85%	5,000,394	30.50 to 26.62	160,894,132	1.91%	28.48% to 25.32%
2018	0.40% to 2.85%	5,609,467	23.74 to 21.24	141,799,223	1.27%	-13.31% to -15.46%
2017	0.40% to 2.85%	6,044,690	27.38 to 25.12	178,366,410	1.38%	11.02% to 8.30%
2016	0.40% to 2.85%	6,722,132	24.66 to 23.20	180,219,498	1.56%	22.23% to 19.23%
2015	0.40% to 2.85%	5,648,494	20.18 to 19.46	125,755,186	1.52%	-1.97% to -4.38%
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2019	0.40% to 0.60%	13,318	11.17 to 11.14	148,449	2.70%	17.15% to 16.91%
2018	0.40% to 0.60%	12,383	9.54 to 9.53	118,006	1.48%	-4.61% to -4.74%	****
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2019	0.40% to 0.60%	48,970	11.24 to 11.20	549,737	2.10%	20.55% to 20.31%
2018	0.40% to 0.60%	22,264	9.32 to 9.31	207,323	1.57%	-6.76% to -6.89%	****
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2019	0.40% to 0.60%	50,587	10.42 to 10.39	525,622	1.31%	22.18% to 21.93%
2018	0.40% to 0.60%	41,884	8.53 to 8.52	356,821	1.40%	-14.71% to -14.83%	****
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2019	0.60%	47,375	11.38	539,073	0.00%	30.46%
2018	0.60%	16,712	8.72	145,761	0.00%	-12.77%	****
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
2019	1.30%	49,615	218.98	10,864,364	0.99%	29.41%
2018	1.30%	54,721	169.22	9,259,805	0.66%	-1.32%
2017	1.30%	62,814	171.48	10,771,585	0.67%	26.96%
2016	1.30%	82,124	135.07	11,092,388	0.99%	8.34%
2015	1.30%	92,503	124.67	11,532,578	0.80%	5.73%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
2019	1.30%	7,182	69.44	498,748	6.45%	11.38%
2018	1.30%	6,474	62.35	403,644	5.17%	-3.43%
2017	1.30%	11,741	64.56	757,997	6.21%	5.86%
2016	1.30%	13,960	60.99	851,416	6.41%	16.30%
2015	1.30%	13,269	52.44	695,779	5.38%	-8.15%
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
2019	0.40% to 2.85%	48,793,019	15.25 to 12.92	751,824,542	2.33%	17.51% to 14.62%
2018	0.40% to 2.85%	52,660,875	12.98 to 11.27	698,288,757	1.34%	-5.28% to -7.62%
2017	0.40% to 2.85%	57,113,592	13.70 to 12.20	808,276,400	0.77%	14.35% to 11.54%
2016	0.40% to 2.85%	60,059,364	11.98 to 10.94	751,684,583	1.32%	6.85% to 4.23%
2015	0.40% to 2.75%	63,474,141	11.21 to 10.52	752,011,702	1.49%	-1.47% to -3.79%
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
2019	1.30%	16,091	37.50	603,338	2.18%	4.32%
2018	1.30%	17,972	35.94	645,953	2.01%	-0.41%
2017	1.30%	18,957	36.09	684,134	1.53%	0.51%
2016	1.30%	19,599	35.91	703,758	1.59%	0.12%
2015	1.30%	21,051	35.86	754,989	1.59%	0.61%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2019	0.40% to 2.85%	16,520,109	15.43 to 13.74	242,401,136	1.83%	26.95% to 23.83%
2018	0.40% to 2.85%	17,237,659	12.15 to 11.09	201,391,321	1.72%	-7.79% to -10.07%
2017	0.40% to 2.85%	18,794,597	13.18 to 12.33	240,731,201	1.58%	16.03% to 13.18%
2016	0.40% to 2.85%	17,052,613	11.36 to 10.90	190,253,960	1.79%	15.60% to 12.76%
2015	0.40% to 2.50%	6,235,745	9.83 to 9.69	60,821,673	1.38%	-1.73% to -3.12%	****
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2019	0.40% to 2.55%	4,274,867	11.39 to 11.11	49,951,526	5.18%	14.40% to 11.93%
2018	0.40% to 2.55%	2,224,850	9.96 to 9.93	22,899,633	5.18%	-3.28% to -5.38%
2017	0.40% to 2.55%	2,888,766	10.30 to 10.49	31,168,746	5.00%	2.98% to 4.36%
2016	1.15% to 2.50%	1,270,873	10.29 to 10.06	12,972,988	5.17%	11.52% to 10.01%
2015	1.15% to 2.50%	472,591	9.23 to 9.15	4,345,939	2.87%	-7.70% to -8.55%	****
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2019	0.40% to 2.85%	33,610,292	11.11 to 9.89	356,599,362	2.61%	8.71% to 6.04%
2018	0.40% to 2.85%	30,210,417	10.22 to 9.33	297,633,981	2.47%	-1.12% to -3.57%
2017	0.40% to 2.85%	24,686,644	10.34 to 9.67	248,305,125	2.23%	2.79% to 0.27%
2016	0.40% to 2.85%	16,323,965	10.06 to 9.65	161,297,863	1.76%	2.05% to -0.45%
2015	0.40% to 2.50%	6,186,106	9.86 to 9.72	60,516,404	0.94%	-1.45% to -2.84%	****
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2019	0.40% to 2.85%	18,748,962	20.13 to 15.43	330,200,800	1.25%	17.28% to 14.40%
2018	0.40% to 2.85%	20,772,328	17.16 to 13.49	315,810,502	0.84%	-7.95% to -10.23%
2017	0.40% to 2.85%	22,494,782	18.64 to 15.03	375,898,088	1.27%	13.25% to 10.48%
2016	0.40% to 2.85%	23,713,308	16.46 to 13.60	354,185,101	1.19%	3.39% to 0.85%
2015	0.40% to 2.85%	25,726,229	15.92 to 13.49	375,967,713	1.09%	-1.40% to -3.82%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2019	0.40% to 2.85%	2,526,416	14.02 to 12.17	33,137,075	0.40%	19.38% to 16.44%
2018	0.40% to 2.85%	2,557,928	11.74 to 10.46	28,395,977	0.34%	-16.02% to -18.10%
2017	0.40% to 2.85%	2,675,080	13.99 to 12.77	35,765,531	0.84%	14.58% to 11.77%
2016	0.40% to 2.85%	2,569,957	12.21 to 11.42	30,355,510	0.81%	14.74% to 11.93%
2015	0.40% to 2.85%	2,257,127	10.64 to 10.20	23,521,160	0.34%	-2.91% to -5.29%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)
2019	0.40% to 2.55%	1,588,614	28.96 to 40.71	68,693,857	0.91%	21.72% to 19.10%
2018	0.40% to 2.55%	1,815,204	23.79 to 34.18	64,943,534	0.82%	-9.34% to -11.31%
2017	0.40% to 2.55%	2,016,378	26.24 to 38.54	80,553,584	0.68%	11.95% to 9.55%
2016	0.40% to 2.95%	2,464,385	23.44 to 30.66	89,216,990	0.92%	25.22% to 22.03%
2015	0.40% to 2.95%	2,597,922	18.72 to 25.13	76,264,013	0.76%	-2.72% to -5.21%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2019	0.80% to 1.40%	2,915,046	67.92 to 75.23	223,546,554	1.71%	30.13% to 29.35%
2018	0.80% to 1.40%	3,296,757	52.20 to 58.16	195,315,563	1.64%	-5.40% to -5.98%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.80% to 1.40%	3,700,488	55.18 to 61.86	232,999,693	1.70%	20.57% to 19.84%
2016	0.80% to 1.40%	4,105,599	45.76 to 51.62	215,623,442	2.00%	10.82% to 10.15%
2015	0.80% to 1.40%	4,605,478	41.30 to 46.86	219,443,889	1.81%	0.30% to -0.31%
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
2019	0.40% to 2.55%	3,569,193	26.60 to 32.58	134,065,977	1.46%	30.32% to 27.51%
2018	0.40% to 2.55%	4,135,263	20.41 to 25.55	120,440,859	1.39%	-5.24% to -7.29%
2017	0.40% to 2.55%	4,741,553	21.54 to 27.57	147,798,113	1.45%	20.73% to 18.13%
2016	0.40% to 2.65%	5,448,421	17.84 to 23.00	141,923,286	1.75%	11.00% to 8.50%
2015	0.40% to 2.65%	6,053,900	16.07 to 21.20	144,118,066	1.54%	0.46% to -1.80%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2019	0.80% to 1.40%	660,931	48.95 to 55.15	38,768,298	1.47%	33.28% to 32.48%
2018	0.80% to 1.40%	729,093	36.73 to 41.63	32,262,621	1.80%	-5.17% to -5.75%
2017	0.80% to 1.40%	811,429	38.73 to 44.17	38,057,925	1.16%	14.41% to 13.72%
2016	0.80% to 1.40%	917,419	33.85 to 38.84	37,838,359	1.31%	9.49% to 8.83%
2015	0.80% to 1.40%	1,041,694	30.92 to 35.68	39,423,748	1.07%	-3.97% to -4.55%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2019	0.80% to 1.40%	747,557	41.20 to 35.95	27,383,863	1.17%	35.01% to 34.19%
2018	0.80% to 1.40%	835,497	30.52 to 26.79	22,786,540	1.26%	-7.60% to -8.16%
2017	0.80% to 1.40%	883,156	33.03 to 29.17	26,202,804	1.33%	26.32% to 25.56%
2016	0.80% to 1.40%	997,558	26.15 to 23.24	23,553,895	1.63%	7.04% to 6.40%
2015	0.80% to 1.40%	1,207,976	24.43 to 21.84	26,784,876	1.69%	-3.25% to -3.83%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
2019	0.40% to 2.75%	2,761,476	25.45 to 25.98	92,162,383	0.93%	35.24% to 32.05%
2018	0.40% to 2.75%	3,195,645	18.82 to 19.68	79,876,330	1.01%	-7.48% to -9.67%
2017	0.40% to 2.75%	3,794,414	20.34 to 21.78	103,566,423	1.08%	26.50% to 23.53%
2016	0.40% to 2.75%	4,453,762	16.08 to 17.64	97,160,288	1.39%	7.20% to 4.68%
2015	0.40% to 2.75%	5,048,905	15.00 to 16.85	104,183,974	1.45%	-3.10% to -5.39%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2019	0.95% to 2.25%	33,308	21.87 to 22.58	839,641	0.00%	20.34% to 18.76%
2018	0.95% to 2.25%	37,666	18.18 to 19.01	796,999	0.00%	-20.06% to -21.12%
2017	0.95% to 2.25%	37,554	22.74 to 24.10	994,850	0.00%	23.19% to 21.58%
2016	0.95% to 2.25%	35,835	18.46 to 19.82	798,650	0.00%	15.68% to 14.17%
2015	0.95% to 2.25%	50,639	15.95 to 17.36	965,449	0.00%	-3.45% to -4.72%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2019	0.80% to 1.40%	396,354	38.58 to 33.55	13,545,644	1.08%	28.09% to 27.31%
2018	0.80% to 1.40%	442,636	30.12 to 26.35	11,870,241	0.80%	-5.45% to -6.03%
2017	0.80% to 1.40%	494,849	31.85 to 28.04	14,109,751	0.74%	18.75% to 18.04%
2016	0.80% to 1.40%	536,200	26.82 to 23.76	12,939,798	1.20%	9.15% to 8.50%
2015	0.80% to 1.40%	615,539	24.57 to 21.90	13,679,890	0.85%	0.77% to 0.16%
Schwab Government Money Market Portfolio(TM) (CHSMM)
2019	0.75% to 1.35%	539,381	9.76 to 9.70	5,397,812	1.90%	1.15% to 0.54%
2018	0.75% to 1.35%	514,302	9.65 to 9.64	5,092,814	1.56%	0.75% to 0.14%
2017	0.75% to 1.35%	503,857	9.57 to 9.63	4,939,541	0.45%	-0.31% to -0.91%
2016	0.75% to 1.35%	561,907	9.60 to 9.72	5,537,570	0.01%	-0.74% to -1.33%
2015	0.75% to 1.35%	917,962	9.67 to 9.85	9,048,033	0.01%	-0.74% to -1.34%
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
2019	0.40% to 2.40%	1,015,022	11.40 to 10.79	11,255,887	5.41%	16.06% to 13.73%
2018	0.40% to 1.95%	299,403	9.82 to 9.57	2,889,165	5.81%	-4.38% to -5.88%
2017	0.40% to 1.95%	172,298	10.27 to 10.16	1,756,327	0.74%	2.69% to 1.63%	****
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
2019	0.40% to 0.60%	138,474	19.39 to 19.13	2,679,199	1.42%	19.12% to 18.88%
2018	0.40% to 0.60%	145,302	16.28 to 16.10	2,361,387	1.25%	-3.39% to -3.58%
2017	0.40% to 0.60%	92,725	16.85 to 16.69	1,560,377	1.14%	13.08% to 12.86%
2016	0.40% to 0.60%	57,268	14.90 to 14.79	851,827	1.67%	13.86% to 13.64%
2015	0.40% to 0.60%	48,681	13.09 to 13.02	636,020	1.68%	-1.04% to -1.24%
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2019	0.40% to 2.85%	3,517,430	18.45 to 15.63	60,032,877	0.81%	27.21% to 24.08%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.40% to 2.85%	3,576,288	14.50 to 12.59	48,434,785	0.61%	-17.28% to -19.33%
2017	0.40% to 2.85%	3,677,512	17.53 to 15.61	60,821,422	0.64%	11.31% to 8.58%
2016	0.40% to 2.85%	3,789,125	15.75 to 14.38	56,943,567	0.62%	30.56% to 27.36%
2015	0.40% to 2.85%	2,546,750	12.06 to 11.29	29,685,190	0.48%	-6.84% to -9.13%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2019	0.40% to 2.75%	6,274,991	11.88 to 10.19	68,892,705	4.32%	6.65% to 4.13%
2018	0.40% to 2.80%	7,168,898	11.14 to 9.76	74,685,303	3.81%	-0.49% to -2.90%
2017	0.40% to 2.80%	5,278,077	11.19 to 10.05	55,869,738	3.27%	3.03% to 0.55%
2016	0.40% to 2.80%	4,327,808	10.86 to 10.00	44,989,788	3.44%	8.51% to 5.90%
2015	0.40% to 2.80%	2,619,558	10.01 to 9.44	25,354,740	3.34%	-1.39% to -3.76%
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)
2019	0.95% to 2.25%	54,311	10.77 to 10.58	580,982	1.95%	18.78% to 17.22%
2018	0.95% to 2.25%	54,758	9.07 to 9.02	495,556	0.00%	-9.34% to -9.78%	****
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
2019	0.80% to 1.40%	278,446	18.85 to 16.94	4,775,752	3.00%	8.57% to 7.91%
2018	0.80% to 1.40%	311,338	17.36 to 15.69	4,947,178	3.14%	-1.39% to -1.99%
2017	0.80% to 1.40%	372,687	17.61 to 16.01	6,037,666	3.29%	3.21% to 2.58%
2016	0.80% to 1.40%	400,313	17.06 to 15.61	6,315,618	3.66%	3.00% to 2.37%
2015	0.80% to 1.40%	471,546	16.57 to 15.25	7,258,448	3.94%	-1.04% to -1.64%
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)
2019	0.95% to 2.30%	1,054,260	16.29 to 12.96	15,764,545	2.71%	8.13% to 6.66%
2018	0.95% to 2.30%	1,167,224	15.06 to 12.15	16,238,610	2.89%	-1.73% to -3.08%
2017	0.95% to 2.30%	1,339,808	15.33 to 12.54	19,075,645	2.91%	2.77% to 1.37%
2016	0.95% to 2.30%	1,344,546	14.92 to 12.37	18,716,854	3.45%	2.55% to 1.16%
2015	0.95% to 2.40%	1,625,167	14.55 to 12.07	22,156,400	3.68%	-1.39% to -2.83%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2019	0.40% to 2.50%	759,030	10.67 to 10.30	7,957,750	1.49%	28.68% to 25.96%
2018	0.40% to 2.40%	328,114	8.30 to 8.18	2,703,388	1.00%	-17.05% to -18.17%	****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2019	0.40% to 2.40%	271,824	23.85 to 38.13	11,083,422	0.28%	30.75% to 28.12%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2019	0.80% to 1.40%	3,079,159	52.43 to 60.55	274,799,594	1.98%	26.42% to 25.66%
2018	0.80% to 1.40%	3,475,394	41.47 to 48.19	245,554,682	2.20%	-9.03% to -9.58%
2017	0.80% to 1.40%	3,943,755	45.59 to 53.30	307,066,645	1.66%	11.99% to 11.32%
2016	0.80% to 1.40%	4,425,270	40.71 to 47.88	310,251,218	2.26%	17.08% to 16.37%
2015	0.80% to 1.40%	4,910,640	34.77 to 41.14	295,801,186	3.08%	-4.73% to -5.31%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2019	1.10% to 2.30%	126,904	43.11 to 35.08	5,186,100	1.42%	32.62% to 31.02%
2018	1.10% to 2.30%	151,463	32.50 to 26.78	4,688,603	0.71%	-18.41% to -19.41%
2017	1.10% to 2.30%	167,647	39.84 to 33.22	6,375,684	1.22%	17.78% to 16.35%
2016	1.10% to 2.30%	185,111	33.82 to 28.55	5,994,904	0.86%	8.07% to 6.77%
2015	1.10% to 2.30%	214,890	31.30 to 26.74	6,448,388	0.83%	-4.26% to -5.42%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2019	0.80% to 1.40%	912,609	27.74 to 27.65	37,080,785	5.04%	14.18% to 13.49%
2018	0.80% to 1.40%	1,021,563	24.30 to 24.36	36,277,118	5.39%	-4.06% to -4.65%
2017	0.80% to 1.40%	1,174,888	25.33 to 25.55	43,810,042	5.12%	6.08% to 5.44%
2016	0.80% to 1.40%	1,334,870	23.88 to 24.23	47,252,928	5.23%	13.69% to 13.01%
2015	0.80% to 1.40%	1,461,345	21.00 to 21.44	45,774,754	6.64%	-4.40% to -4.98%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2019	0.80% to 1.40%	1,652,739	38.55 to 34.92	87,683,449	1.72%	17.30% to 16.59%
2018	0.80% to 1.40%	1,862,553	32.86 to 29.95	84,524,118	1.62%	-6.11% to -6.68%
2017	0.80% to 1.40%	2,119,632	35.00 to 32.09	102,572,613	1.83%	13.19% to 12.51%
2016	0.80% to 1.40%	2,380,437	30.92 to 28.53	102,224,912	1.42%	2.25% to 1.63%
2015	0.80% to 1.40%	2,678,898	30.24 to 28.07	113,107,245	1.52%	-0.66% to -1.26%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2019	0.40% to 2.55%	46,535,382	14.28 to 13.19	641,316,929	1.68%	23.62% to 20.95%
2018	0.40% to 2.55%	35,320,687	11.56 to 10.90	397,518,598	1.43%	-4.83% to -6.89%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.40% to 2.55%	25,845,784	12.14 to 11.71	308,637,826	1.58%	15.65% to 13.16%
2016	0.40% to 2.55%	9,413,350	10.50 to 10.35	98,141,707	2.37%	4.98% to 3.48%	****
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2019	0.40% to 2.75%	4,651,695	13.56 to 11.17	61,177,730	1.78%	9.38% to 6.80%
2018	0.40% to 2.85%	5,084,672	12.39 to 10.31	61,635,703	0.68%	-25.07% to -26.93%
2017	0.40% to 2.85%	5,387,615	16.54 to 14.11	88,249,043	1.38%	-3.16% to -5.54%
2016	0.40% to 2.85%	6,156,581	17.08 to 14.94	105,222,917	0.53%	32.97% to 29.71%
2015	0.40% to 2.85%	5,226,773	12.84 to 11.52	68,031,516	0.98%	-21.07% to -23.01%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2019	0.40% to 2.85%	9,856,666	20.47 to 23.04	301,831,977	1.80%	26.60% to 23.49%
2018	0.40% to 2.85%	10,753,975	16.17 to 18.66	262,934,686	2.04%	-8.90% to -11.16%
2017	0.40% to 2.85%	11,450,750	17.75 to 21.00	310,924,395	1.48%	12.20% to 9.45%
2016	0.40% to 2.85%	12,175,654	15.82 to 19.19	298,244,400	2.19%	17.24% to 14.36%
2015	0.40% to 2.75%	12,561,654	13.49 to 17.00	265,722,172	3.10%	-4.62% to -6.87%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2019	0.80% to 1.40%	286,639	18.82 to 17.32	5,019,968	2.00%	15.07% to 14.38%
2018	0.80% to 1.40%	290,998	16.35 to 15.14	4,451,599	1.50%	-4.88% to -5.45%
2017	0.80% to 1.40%	300,966	17.19 to 16.02	4,866,546	1.43%	12.09% to 11.41%
2016	0.80% to 1.40%	332,315	15.34 to 14.38	4,819,054	1.32%	4.44% to 3.81%
2015	0.80% to 1.40%	392,304	14.69 to 13.85	5,477,136	1.75%	-1.11% to -1.71%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
2019	1.10% to 2.85%	14,119,750	19.52 to 15.03	261,631,240	1.93%	14.48% to 12.45%
2018	1.10% to 2.85%	14,151,513	17.05 to 13.36	229,497,836	1.40%	-5.32% to -7.01%
2017	1.10% to 2.85%	14,831,606	18.01 to 14.37	254,752,150	1.31%	11.56% to 9.59%
2016	1.10% to 2.85%	15,269,426	16.15 to 13.11	235,592,461	1.32%	4.08% to 2.24%
2015	1.10% to 2.85%	14,703,373	15.51 to 12.82	218,655,371	1.66%	-1.62% to -3.37%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2019	0.80% to 1.40%	466,941	19.63 to 18.06	8,546,905	1.84%	19.05% to 18.33%
2018	0.80% to 1.40%	567,701	16.49 to 15.27	8,772,921	1.42%	-6.73% to -7.30%
2017	0.80% to 1.40%	568,630	17.68 to 16.47	9,470,434	1.37%	15.54% to 14.84%
2016	0.80% to 1.40%	661,082	15.30 to 14.34	9,578,552	1.41%	5.20% to 4.56%
2015	0.80% to 1.40%	720,167	14.54 to 13.71	9,968,924	1.63%	-1.16% to -1.76%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
2019	1.10% to 2.70%	20,113,617	21.33 to 16.79	407,782,827	1.75%	18.56% to 16.64%
2018	1.10% to 2.70%	22,418,899	17.99 to 14.40	384,262,576	1.23%	-7.12% to -8.63%
2017	1.10% to 2.70%	25,198,593	19.37 to 15.76	466,403,044	1.25%	14.99% to 13.13%
2016	1.10% to 2.70%	27,398,493	16.84 to 13.93	442,273,630	1.26%	4.64% to 2.95%
2015	1.10% to 2.70%	29,292,814	16.10 to 13.53	453,277,086	1.57%	-1.55% to -3.15%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2019	0.80% to 1.40%	694,267	21.06 to 19.39	13,652,092	1.95%	23.38% to 22.63%
2018	0.80% to 1.40%	707,650	17.07 to 15.81	11,335,210	1.23%	-8.63% to -9.18%
2017	0.80% to 1.40%	760,388	18.68 to 17.41	13,393,745	1.38%	19.85% to 19.13%
2016	0.80% to 1.40%	696,503	15.59 to 14.61	10,286,080	1.39%	5.67% to 5.03%
2015	0.80% to 1.40%	705,477	14.75 to 13.91	9,908,634	1.60%	-1.13% to -1.73%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
2019	1.10% to 2.60%	3,255,605	23.53 to 18.80	71,170,340	1.76%	22.75% to 20.89%
2018	1.10% to 2.60%	3,356,498	19.17 to 15.56	59,866,335	1.10%	-9.07% to -10.46%
2017	1.10% to 2.60%	3,607,721	21.08 to 17.37	71,079,052	1.18%	19.37% to 17.57%
2016	1.10% to 2.60%	3,573,631	17.66 to 14.78	59,111,399	1.21%	5.21% to 3.62%
2015	1.10% to 2.60%	3,821,754	16.79 to 14.26	60,383,526	1.49%	-1.62% to -3.12%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2019	0.40% to 2.75%	35,508,567	15.37 to 14.08	526,717,527	3.34%	29.16% to 26.12%
2018	0.40% to 2.55%	26,122,667	11.90 to 11.23	302,916,510	0.17%	-9.56% to -11.52%
2017	0.40% to 2.75%	20,434,676	13.16 to 12.65	264,509,037	1.42%	16.15% to 13.41%
2016	0.40% to 2.55%	7,451,209	11.33 to 11.17	83,839,229	3.02%	13.30% to 11.68%	****
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2019	0.80% to 1.40%	2,727,202	62.65 to 75.59	413,039,306	0.26%	33.24% to 32.43%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.80% to 1.40%	3,027,532	47.02 to 57.08	346,280,311	0.24%	-0.97% to -1.57%
2017	0.80% to 1.40%	3,340,796	47.49 to 57.99	387,075,042	0.22%	34.06% to 33.25%
2016	0.80% to 1.40%	3,707,233	35.42 to 43.52	322,445,498	0.04%	0.00% to -0.61%
2015	0.80% to 1.40%	4,110,706	35.42 to 43.79	360,043,045	0.25%	6.32% to 5.67%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2019	0.40% to 2.85%	10,118,386	27.64 to 31.79	426,825,480	0.06%	33.44% to 30.16%
2018	0.40% to 2.85%	10,652,368	20.71 to 24.43	340,382,189	0.04%	-0.83% to -3.29%
2017	0.40% to 2.85%	11,129,767	20.89 to 25.26	363,610,124	0.08%	34.28% to 30.99%
2016	0.40% to 2.85%	10,698,404	15.56 to 19.28	263,952,403	0.00%	0.15% to -2.31%
2015	0.40% to 2.85%	11,626,758	15.53 to 19.74	289,710,026	0.04%	6.48% to 3.86%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2019	0.80% to 1.40%	884,903	17.26 to 15.60	13,995,244	2.73%	8.70% to 8.05%
2018	0.80% to 1.40%	827,555	15.88 to 14.44	12,108,294	2.35%	-1.43% to -2.03%
2017	0.80% to 1.40%	923,643	16.11 to 14.74	13,777,172	2.29%	3.33% to 2.70%
2016	0.80% to 1.40%	976,988	15.59 to 14.35	14,182,006	2.16%	3.79% to 3.17%
2015	0.80% to 1.40%	1,099,872	15.02 to 13.91	15,458,390	2.46%	-1.50% to -2.10%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2019	0.40% to 2.90%	51,919,394	15.48 to 11.78	814,933,908	2.68%	8.97% to 6.23%
2018	0.40% to 2.90%	45,562,385	14.21 to 11.09	660,950,999	2.42%	-1.19% to -3.68%
2017	0.40% to 2.90%	39,490,721	14.38 to 11.52	583,048,112	2.45%	3.58% to 0.98%
2016	0.40% to 2.95%	27,826,362	13.88 to 11.32	396,568,544	2.42%	4.06% to 1.40%
2015	0.40% to 2.95%	23,352,303	13.34 to 11.17	321,188,665	2.31%	-1.25% to -3.77%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2019	0.80% to 1.40%	763,210	23.30 to 21.45	16,586,396	0.78%	22.36% to 21.62%
2018	0.80% to 1.40%	857,905	19.04 to 17.63	15,313,495	0.55%	-15.33% to -15.84%
2017	0.80% to 1.40%	925,175	22.49 to 20.95	19,602,619	0.61%	19.74% to 19.02%
2016	0.80% to 1.40%	1,019,717	18.78 to 17.61	18,135,498	0.40%	11.22% to 10.55%
2015	0.80% to 1.40%	1,253,696	16.89 to 15.93	20,145,896	0.38%	-2.29% to -2.88%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2019	0.40% to 2.85%	5,073,669	21.84 to 36.86	235,309,401	0.67%	22.68% to 19.66%
2018	0.40% to 2.85%	5,517,742	17.80 to 30.80	210,606,589	0.39%	-15.11% to -17.22%
2017	0.40% to 2.85%	6,276,254	20.97 to 37.21	285,514,647	0.48%	20.06% to 17.11%
2016	0.40% to 2.85%	6,995,968	17.47 to 31.77	268,401,986	0.31%	11.48% to 8.74%
2015	0.40% to 2.85%	7,545,203	15.67 to 29.22	262,402,784	0.25%	-2.02% to -4.43%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2019	0.80% to 1.40%	1,360,073	32.27 to 30.32	52,207,197	1.70%	26.74% to 25.98%
2018	0.80% to 1.40%	1,502,540	25.46 to 24.07	45,713,821	1.51%	-15.49% to -16.01%
2017	0.80% to 1.40%	1,652,970	30.13 to 28.65	59,795,515	1.40%	29.25% to 28.47%
2016	0.80% to 1.40%	1,852,149	23.31 to 22.30	52,046,563	1.37%	-5.82% to -6.39%
2015	0.80% to 1.40%	2,102,387	24.75 to 23.83	63,136,573	1.46%	2.80% to 2.17%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2019	0.40% to 2.85%	3,623,703	12.36 to 21.90	97,597,749	1.49%	26.99% to 23.87%
2018	0.40% to 2.85%	3,960,462	9.73 to 17.68	85,113,347	1.37%	-15.40% to -17.49%
2017	0.40% to 2.85%	3,943,518	11.51 to 21.43	101,398,519	1.22%	29.47% to 26.30%
2016	0.40% to 2.85%	3,994,427	8.89 to 16.97	80,353,147	1.26%	-5.65% to -7.96%
2015	0.40% to 2.85%	4,070,933	9.42 to 18.44	87,655,046	1.68%	-5.82% to 0.35%	****
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2019	0.80% to 1.40%	130,997	32.46 to 29.16	3,882,954	1.55%	33.22% to 32.41%
2018	0.80% to 1.40%	152,249	24.37 to 22.02	3,400,823	0.86%	-18.00% to -18.50%
2017	0.80% to 1.40%	169,584	29.71 to 27.02	4,643,897	1.37%	18.26% to 17.55%
2016	0.80% to 1.40%	194,874	25.12 to 22.99	4,535,225	1.00%	8.61% to 7.95%
2015	0.80% to 1.40%	221,601	23.13 to 21.29	4,774,145	0.98%	-3.83% to -4.41%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2019	0.40% to 2.40%	666,837	14.81 to 12.94	9,190,357	1.61%	22.46% to 20.00%
2018	0.40% to 2.50%	412,769	12.10 to 10.72	4,725,026	3.46%	-6.83% to -8.81%
2017	0.40% to 2.50%	175,387	12.98 to 11.75	2,194,349	2.28%	3.36% to 1.18%
2016	0.40% to 0.60%	67,558	12.56 to 12.47	844,472	1.48%	5.04% to 4.83%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.40% to 0.60%	60,710	11.96 to 11.89	723,669	1.66%	3.07% to 2.87%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2019	0.40% to 2.85%	13,162,556	24.86 to 14.95	234,316,579	5.37%	15.59% to 12.75%
2018	0.40% to 2.85%	14,462,828	21.51 to 13.26	225,356,300	4.80%	-4.69% to -7.05%
2017	0.40% to 2.85%	16,047,838	22.57 to 14.27	264,473,144	4.16%	9.24% to 6.56%
2016	0.40% to 2.85%	17,118,771	20.66 to 13.39	261,593,923	4.83%	13.57% to 10.78%
2015	0.40% to 2.85%	17,158,069	18.19 to 12.08	234,757,036	4.70%	-7.43% to -9.70%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
2019	0.95% to 2.50%	884,745	35.18 to 32.55	34,343,613	1.25%	28.00% to 26.00%
2018	0.95% to 2.50%	1,023,109	27.49 to 25.83	31,155,968	1.28%	-5.98% to -7.46%
2017	0.95% to 2.50%	1,134,416	29.24 to 27.91	36,931,800	1.52%	19.42% to 17.55%
2016	0.95% to 2.65%	1,368,599	24.48 to 23.24	37,504,818	1.38%	14.94% to 12.98%
2015	0.95% to 2.65%	1,656,734	21.30 to 20.57	39,660,982	1.44%	-4.56% to -6.20%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2019	0.40% to 2.90%	1,819,674	25.84 to 31.92	78,816,890	1.06%	25.84% to 22.68%
2018	0.40% to 2.90%	2,065,774	20.53 to 26.02	71,681,277	0.90%	-13.23% to -15.42%
2017	0.40% to 2.90%	2,409,787	23.66 to 30.76	97,555,065	0.51%	10.21% to 7.45%
2016	0.40% to 2.95%	2,890,770	21.47 to 28.43	107,210,709	0.81%	29.67% to 26.36%
2015	0.40% to 2.95%	3,333,199	16.56 to 22.50	96,723,877	0.63%	-7.76% to -10.12%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2019	0.40% to 0.60%	92,937	15.38 to 15.17	1,423,693	1.65%	23.87% to 23.62%
2018	0.40% to 0.60%	90,901	12.41 to 12.27	1,125,008	2.45%	-11.57% to -11.75%
2017	0.40% to 0.60%	79,914	14.04 to 13.91	1,119,413	1.78%	8.16% to 7.95%
2016	0.40% to 0.60%	60,134	12.98 to 12.88	778,908	1.83%	11.73% to 11.50%
2015	0.40% to 0.60%	55,378	11.62 to 11.55	642,479	3.12%	-4.04% to -4.23%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2019	0.80% to 2.50%	795,837	12.74 to 11.55	9,772,585	1.01%	25.68% to 23.53%
2018	0.80% to 2.50%	889,456	10.14 to 9.35	8,750,560	0.87%	-16.47% to -17.91%
2017	0.80% to 2.50%	1,248,611	12.14 to 11.39	14,799,798	1.00%	39.29% to 36.91%
2016	0.80% to 2.65%	1,166,947	8.71 to 8.29	9,987,139	0.80%	16.50% to 14.34%
2015	0.75% to 2.65%	1,309,203	7.49 to 7.25	9,684,196	2.08%	-20.21% to -21.74%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2019	0.75% to 2.45%	1,265,143	9.31 to 19.12	28,311,161	1.72%	11.68% to 9.77%
2018	0.75% to 2.50%	1,368,003	8.34 to 17.28	27,641,882	2.64%	-16.08% to -17.57%
2017	0.75% to 2.50%	1,553,378	9.94 to 20.96	37,494,243	2.58%	15.82% to 13.78%
2016	0.75% to 2.65%	1,857,240	8.58 to 18.03	39,197,424	1.98%	6.37% to 4.34%
2015	0.75% to 2.75%	2,173,064	8.07 to 16.30	43,409,518	3.27%	-7.19% to -9.07%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2019	0.40% to 2.85%	10,542,396	10.19 to 8.94	99,271,236	7.08%	1.60% to -0.89%
2018	0.40% to 2.85%	11,681,077	10.02 to 9.02	109,564,710	0.00%	1.53% to -0.98%
2017	0.40% to 2.85%	12,642,442	9.87 to 9.11	118,197,846	0.00%	1.52% to -0.97%
2016	0.40% to 2.85%	12,642,337	9.73 to 9.20	117,775,054	0.00%	2.53% to 0.01%
2015	0.40% to 2.85%	13,724,392	9.49 to 9.20	126,165,269	7.94%	-4.69% to -7.03%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2019	0.40% to 2.65%	5,922,543	25.42 to 13.00	86,840,145	3.55%	19.38% to 16.68%
2018	0.40% to 2.65%	6,404,078	21.29 to 11.14	79,600,326	3.09%	-10.01% to -12.06%
2017	0.40% to 2.65%	7,228,922	23.66 to 12.67	101,076,365	2.71%	11.53% to 9.02%
2016	0.40% to 2.80%	7,292,261	21.22 to 11.47	92,654,856	3.91%	12.73% to 10.02%
2015	0.40% to 2.80%	7,830,285	18.82 to 10.42	89,375,175	3.00%	-6.59% to -8.84%
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
2019	0.40% to 0.60%	133,696	11.40 to 11.25	1,518,227	5.33%	7.62% to 7.41%
2018	0.40% to 0.60%	112,176	10.59 to 10.47	1,183,956	3.27%	-2.53% to -2.73%
2017	0.40% to 0.60%	53,163	10.87 to 10.77	574,493	2.48%	4.14% to 3.93%
2016	0.40% to 0.60%	48,249	10.44 to 10.36	502,582	3.51%	7.51% to 7.29%
2015	0.40% to 0.60%	44,614	9.71 to 9.65	432,302	7.68%	-4.25% to -4.45%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2019	1.30% to 2.10%	161,311	10.10 to 9.97	1,625,373	4.29%	7.41% to 6.54%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	1.30% to 1.95%	45,915	9.41 to 9.36	431,187	4.10%	-5.94% to -6.36%	****
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
2019	0.40% to 0.60%	27,823	19.61 to 19.35	543,956	0.16%	24.03% to 23.79%
2018	0.40% to 0.60%	45,953	15.81 to 15.63	725,767	0.27%	-9.19% to -9.37%
2017	0.40%	34,198	17.41	595,327	0.44%	10.78%
2016	0.40%	12,674	15.71	199,166	1.27%	22.50%
2015	0.40% to 0.60%	9,328	12.83 to 12.76	119,599	0.04%	-2.88% to -3.08%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2019	0.40% to 2.50%	818,810	12.64 to 11.93	10,469,053	1.44%	11.49% to 9.14%
2018	0.40% to 2.50%	1,013,151	11.34 to 10.93	11,728,509	0.78%	-4.72% to -6.74%
2017	1.15% to 2.85%	837,816	12.67 to 11.49	10,318,290	0.32%	11.81% to 9.90%
2016	0.40% to 2.85%	788,900	10.56 to 10.45	8,723,469	0.29%	3.92% to 1.37%
2015	0.40% to 2.85%	742,713	10.17 to 10.31	8,004,019	0.09%	-6.19% to -8.50%
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
2019	0.40%	637	9.74	6,202	0.58%	5.12%
2018	0.40%	565	9.26	5,233	0.00%	-7.38%	****
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2019	0.40% to 2.55%	1,412,374	10.67 to 9.22	13,862,116	2.36%	4.59% to 2.34%
2018	0.40% to 2.55%	1,539,831	10.20 to 9.01	14,622,477	0.00%	-5.46% to -7.51%
2017	0.40% to 2.55%	1,600,038	10.79 to 9.75	16,281,325	0.00%	3.26% to 1.04%
2016	0.40% to 2.55%	1,602,954	10.45 to 9.65	15,991,496	0.10%	-0.88% to -3.01%
2015	0.40% to 2.55%	1,522,175	10.54 to 9.95	15,522,554	0.68%	1.44% to -0.75%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2019	0.80% to 2.35%	202,090	24.63 to 21.82	4,736,807	0.00%	35.33% to 33.22%
2018	0.80% to 2.35%	231,155	18.20 to 16.38	4,024,939	0.00%	-4.66% to -6.16%
2017	0.80% to 2.35%	301,486	19.09 to 17.46	5,542,100	0.00%	26.01% to 24.05%
2016	0.80% to 2.40%	265,809	15.15 to 14.04	3,900,925	0.00%	1.20% to -0.42%
2015	0.80% to 2.50%	372,457	14.97 to 14.04	5,437,608	0.00%	3.91% to 2.13%
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
2019	0.40% to 2.75%	923,919	17.90 to 14.90	14,967,027	0.22%	24.54% to 21.60%
2018	0.40% to 2.75%	968,161	14.37 to 12.26	12,767,822	0.11%	-11.95% to -14.05%
2017	0.40% to 2.75%	1,015,428	16.32 to 14.26	15,406,753	0.31%	14.20% to 11.51%
2016	0.40% to 2.75%	1,095,185	14.29 to 12.79	14,741,264	0.00%	12.71% to 10.06%
2015	0.40% to 2.75%	1,203,449	12.68 to 11.62	14,556,079	0.11%	-4.66% to -6.91%
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)
2019	0.75% to 2.50%	740,367	21.36 to 18.63	14,954,259	0.00%	33.00% to 30.65%
2018	0.75% to 2.50%	856,633	16.06 to 14.26	13,087,812	0.00%	-6.58% to -8.24%
2017	0.75% to 2.55%	1,025,694	17.19 to 15.50	16,890,211	0.00%	21.23% to 19.04%
2016	0.75% to 2.55%	1,167,613	14.18 to 13.02	15,980,455	0.00%	-0.18% to -1.99%
2015	0.75% to 2.75%	1,392,724	14.21 to 13.18	19,254,944	0.00%	0.28% to -1.74%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2019	0.40% to 0.60%	15,517	13.03 to 12.86	201,364	0.00%	14.75% to 14.51%
2018	0.40% to 0.60%	17,442	11.35 to 11.23	197,412	1.81%	-6.84% to -7.02%
2017	0.40% to 0.60%	13,983	12.19 to 12.07	169,873	3.76%	9.72% to 9.50%
2016	0.40% to 0.60%	18,926	11.11 to 11.03	209,603	0.44%	11.19% to 10.97%
2015	0.40% to 0.60%	19,487	9.99 to 9.94	194,273	4.15%	-4.48% to -4.68%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2019	1.10% to 2.85%	5,652,376	11.17 to 10.10	61,577,746	0.71%	26.54% to 24.31%
2018	1.10% to 2.85%	5,495,598	8.83 to 8.12	47,474,543	0.59%	-20.44% to -21.86%
2017	1.10% to 2.85%	5,217,271	11.10 to 10.40	56,888,078	1.10%	25.06% to 22.85%
2016	1.10% to 2.55%	3,977,900	8.88 to 8.53	34,817,879	0.82%	-3.78% to -5.19%
2015	1.10% to 2.50%	2,958,757	9.22 to 9.01	27,034,360	0.90%	1.97% to 0.53%
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
2019	0.80% to 1.40%	618,103	30.66 to 30.26	23,174,078	2.25%	16.57% to 15.87%
2018	0.80% to 1.40%	706,855	26.30 to 26.11	22,852,383	1.97%	-6.08% to -6.65%
2017	0.80% to 1.40%	809,186	28.00 to 27.98	27,949,237	1.96%	8.38% to 7.73%
2016	0.80% to 1.40%	916,811	25.83 to 25.97	29,449,566	2.37%	4.42% to 3.79%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.80% to 1.40%	1,007,502	24.74 to 25.02	31,121,933	2.25%	0.02% to -0.58%
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
2019	0.80% to 1.40%	696,890	18.22 to 17.19	15,381,560	3.37%	8.65% to 7.99%
2018	0.80% to 1.40%	792,366	16.77 to 15.92	16,259,089	3.36%	-1.82% to -2.42%
2017	0.80% to 1.40%	895,835	17.08 to 16.32	18,858,499	2.41%	3.75% to 3.13%
2016	0.80% to 1.40%	1,005,802	16.46 to 15.82	20,477,954	3.69%	2.45% to 1.83%
2015	0.80% to 1.40%	1,172,022	16.07 to 15.54	23,357,188	4.09%	0.15% to -0.45%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2019	0.40% to 1.40%	1,606,006	18.72 to 78.08	133,050,649	0.91%	31.26% to 29.94%
2018	0.40% to 1.40%	1,827,157	14.26 to 60.08	116,015,704	1.00%	-13.53% to -14.40%
2017	0.40% to 1.40%	2,024,915	16.49 to 70.19	151,214,950	0.93%	36.12% to 34.76%
2016	0.40% to 1.40%	2,245,312	12.11 to 52.09	124,765,649	1.06%	-0.32% to -1.32%
2015	0.40% to 1.40%	2,550,963	12.15 to 52.78	144,093,681	1.31%	3.53% to 2.49%
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
2019	0.65% to 2.80%	2,963,169	15.78 to 33.28	126,384,297	0.67%	30.60% to 27.77%
2018	0.65% to 2.80%	3,193,358	12.08 to 26.04	105,446,548	0.76%	-13.96% to -15.83%
2017	0.75% to 2.80%	3,336,860	13.99 to 30.94	128,948,416	0.72%	35.30% to 32.52%
2016	0.75% to 2.80%	3,380,606	10.34 to 23.35	98,153,725	0.77%	-0.90% to -2.95%
2015	0.75% to 2.80%	3,696,242	10.44 to 24.06	109,407,218	1.07%	2.89% to 0.77%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2019	0.40% to 0.60%	124,703	13.86 to 13.68	1,722,366	1.04%	28.09% to 27.83%
2018	0.40% to 0.60%	121,300	10.82 to 10.70	1,308,781	0.89%	-19.74% to -19.90%
2017	0.40% to 0.60%	88,438	13.48 to 13.36	1,189,825	1.24%	25.79% to 25.54%
2016	0.40% to 0.60%	54,895	10.72 to 10.64	587,155	1.13%	-2.51% to -2.70%
2015	0.40% to 0.60%	54,413	10.99 to 10.94	597,685	1.32%	3.02% to 2.81%
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2019	0.40% to 1.40%	512,894	21.43 to 22.65	11,737,375	1.08%	31.55% to 30.23%
2018	0.40% to 1.40%	569,239	16.29 to 17.39	9,993,953	1.16%	-8.26% to -9.18%
2017	0.40% to 1.40%	637,656	17.76 to 19.15	12,330,062	1.25%	16.44% to 15.28%
2016	0.40% to 1.40%	735,994	15.25 to 16.61	12,348,327	1.11%	11.17% to 10.06%
2015	0.40% to 1.40%	774,547	13.72 to 15.10	11,780,983	0.92%	2.91% to 1.88%
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
2019	0.40% to 2.90%	5,494,477	24.77 to 25.65	188,895,345	0.82%	31.21% to 27.92%
2018	0.40% to 2.90%	6,094,730	18.88 to 20.06	161,754,645	0.92%	-8.47% to -10.78%
2017	0.40% to 2.90%	6,939,343	20.62 to 22.48	203,551,127	1.03%	16.17% to 13.26%
2016	0.40% to 2.95%	7,923,779	17.75 to 19.71	202,543,598	0.84%	10.85% to 8.02%
2015	0.40% to 2.95%	8,384,656	16.01 to 18.24	196,070,657	0.65%	2.69% to 0.07%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
2019	0.80% to 1.40%	221,936	24.64 to 22.68	5,091,127	0.21%	25.46% to 24.70%
2018	0.80% to 1.40%	294,895	19.64 to 18.18	5,417,265	0.31%	-11.04% to -11.59%
2017	0.80% to 1.40%	337,046	22.08 to 20.57	6,996,670	0.87%	13.25% to 12.56%
2016	0.80% to 1.40%	397,141	19.49 to 18.27	7,320,331	0.50%	17.11% to 16.41%
2015	0.80% to 1.40%	425,587	16.65 to 15.70	6,736,763	0.91%	-6.65% to -7.22%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
2019	0.40% to 2.85%	2,265,629	27.15 to 33.81	102,406,393	0.00%	25.63% to 22.54%
2018	0.40% to 2.85%	2,344,905	21.61 to 27.59	85,343,599	0.06%	-10.90% to -13.10%
2017	0.40% to 2.85%	2,482,580	24.26 to 31.75	102,511,016	0.65%	13.46% to 10.67%
2016	0.40% to 2.85%	2,592,935	21.38 to 28.69	95,724,851	0.25%	17.20% to 14.33%
2015	0.40% to 2.85%	2,845,336	18.24 to 25.09	90,672,952	0.64%	-6.47% to -8.77%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2019	0.80% to 1.40%	815,351	16.44 to 14.59	12,110,104	0.00%	38.25% to 37.41%
2018	0.80% to 1.40%	831,417	11.89 to 10.62	8,977,937	0.00%	-6.84% to -7.41%
2017	0.80% to 1.40%	908,156	12.77 to 11.47	10,581,969	0.03%	27.76% to 26.99%
2016	0.80% to 1.40%	975,796	9.99 to 9.03	8,946,467	0.00%	1.52% to 0.91%
2015	0.80% to 1.40%	1,168,293	9.84 to 8.95	10,612,710	0.00%	5.75% to 5.11%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2019	0.80% to 1.40%	152,056	11.57 to 11.07	1,696,709	3.69%	9.92% to 9.25%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.80% to 1.40%	139,910	10.52 to 10.14	1,425,090	5.14%	-5.17% to -5.74%
2017	0.80% to 1.40%	163,993	11.10 to 10.75	1,771,062	2.37%	5.42% to 4.79%
2016	0.80% to 1.40%	178,847	10.53 to 10.26	1,841,821	4.91%	5.68% to 5.05%
2015	0.80% to 1.40%	190,671	9.96 to 9.77	1,868,234	6.99%	-3.04% to -3.63%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
2019	0.75% to 2.25%	550,096	11.42 to 10.24	5,970,206	3.35%	9.78% to 8.12%
2018	0.75% to 2.25%	639,787	10.40 to 9.47	6,361,027	4.57%	-5.26% to -6.70%
2017	0.75% to 2.25%	756,811	10.98 to 10.15	8,003,732	1.97%	5.24% to 3.66%
2016	0.75% to 2.30%	821,814	10.43 to 9.77	8,318,897	4.55%	5.47% to 3.83%
2015	0.75% to 2.45%	964,234	9.89 to 9.36	9,324,026	5.31%	-3.22% to -4.88%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
2019	0.40% to 0.60%	132,892	13.43 to 13.26	1,782,768	1.68%	14.43% to 14.20%
2018	0.40% to 0.60%	138,108	11.74 to 11.61	1,619,392	0.84%	-3.29% to -3.48%
2017	0.40% to 0.60%	170,612	12.14 to 12.03	2,069,210	0.45%	11.40% to 11.18%
2016	0.40% to 0.60%	176,118	10.89 to 10.82	1,917,733	0.56%	0.80% to 0.60%
2015	0.40% to 0.60%	219,006	10.81 to 10.76	2,365,851	0.00%	-0.92% to -1.12%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2019	0.40% to 0.60%	376,811	14.68 to 14.50	5,519,034	2.37%	18.82% to 18.58%
2018	0.40% to 0.60%	614,350	12.36 to 12.23	7,577,401	1.31%	-5.13% to -5.33%
2017	0.40% to 0.60%	789,280	13.03 to 12.91	10,268,091	0.47%	15.23% to 15.00%
2016	0.40% to 0.60%	978,660	11.31 to 11.23	11,054,154	0.89%	1.95% to 1.75%
2015	0.40% to 0.60%	898,769	11.09 to 11.04	9,959,012	0.00%	-1.10% to -1.30%
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
2019	0.40% to 0.60%	355,682	14.15 to 13.97	5,004,356	1.88%	16.86% to 16.62%
2018	0.40% to 0.60%	427,741	12.11 to 11.98	5,159,747	0.96%	-4.39% to -4.58%
2017	0.40% to 0.60%	434,074	12.67 to 12.55	5,480,390	0.46%	13.35% to 13.12%
2016	0.40% to 0.60%	594,742	11.17 to 11.10	6,633,673	0.61%	1.41% to 1.20%
2015	0.40% to 0.60%	581,842	11.02 to 10.97	6,406,819	0.00%	-0.82% to -1.02%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2019	0.40% to 2.85%	8,769,928	19.87 to 15.23	151,627,922	2.06%	21.29% to 18.31%
2018	0.40% to 2.85%	9,932,830	16.38 to 12.87	143,522,530	1.78%	-5.82% to -8.15%
2017	0.40% to 2.85%	11,348,594	17.39 to 14.02	176,379,301	1.54%	17.80% to 14.91%
2016	0.40% to 2.85%	13,254,020	14.76 to 12.20	177,205,766	0.58%	-2.96% to -5.34%
2015	0.40% to 2.85%	16,605,015	15.21 to 12.88	231,807,691	0.36%	-8.71% to -10.96%
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
2019	0.40%	1,519	6.49	9,861	0.00%	3.06%
2018	0.40%	372	6.30	2,343	0.00%	-37.01%	****
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2019	0.40% to 2.85%	5,342,452	13.04 to 12.41	72,891,772	6.66%	10.75% to 8.02%
2018	0.40% to 2.85%	6,336,517	11.77 to 11.49	78,969,207	6.45%	-2.51% to -4.92%
2017	0.40% to 2.85%	7,155,562	12.08 to 12.09	92,623,447	6.57%	6.25% to 3.65%
2016	0.40% to 2.85%	7,643,664	11.37 to 11.66	94,084,258	7.32%	15.72% to 12.89%
2015	0.40% to 2.85%	7,441,642	9.82 to 10.33	80,299,007	6.52%	-6.88% to -9.17%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2019	0.40% to 2.85%	5,847,898	24.15 to 19.95	128,785,824	0.00%	37.39% to 34.01%
2018	0.40% to 2.85%	5,510,204	17.57 to 14.89	89,351,754	0.00%	-0.46% to -2.92%
2017	0.40% to 2.85%	4,933,082	17.66 to 15.33	81,261,860	0.00%	26.39% to 23.29%
2016	0.40% to 2.85%	4,939,721	13.97 to 12.44	65,172,036	0.00%	5.69% to 3.10%
2015	0.40% to 2.85%	5,000,233	13.22 to 12.06	63,141,063	0.00%	-6.16% to -8.47%
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
2019	0.40% to 0.60%	567	17.63	9,996	3.59%	22.50%
2018	0.40% to 0.60%	1,382	14.56 to 14.39	20,024	2.05%	-4.65% to -4.84%
2017	0.60%	584	15.12	8,833	0.50%	19.12%
2016	0.40% to 0.60%	3,698	12.79 to 12.70	47,246	1.48%	4.39% to 4.18%
2015	0.40% to 0.60%	3,648	12.25 to 12.19	44,650	2.76%	-0.06% to -0.26%
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
2019	0.40%	64,536	17.20	1,109,891	2.15%	14.20%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.40% to 0.60%	85,500	15.06 to 14.79	1,286,585	1.00%	-2.32% to -2.52%
2017	0.40% to 0.60%	117,558	15.42 to 15.17	1,811,530	0.90%	10.07% to 9.85%
2016	0.40% to 0.60%	207,446	14.01 to 13.81	2,905,030	1.19%	2.43% to 2.23%
2015	0.40% to 0.60%	248,999	13.67 to 13.51	3,404,241	1.15%	0.05% to -0.15%
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
2019	0.40% to 0.60%	1,090,124	20.10 to 19.69	21,895,578	2.64%	18.58% to 18.34%
2018	0.40% to 0.60%	1,360,385	16.95 to 16.64	23,045,587	1.41%	-4.29% to -4.48%
2017	0.40% to 0.60%	1,572,218	17.71 to 17.42	27,829,778	0.77%	14.24% to 14.01%
2016	0.40% to 0.60%	1,897,746	15.50 to 15.28	29,408,209	1.32%	3.23% to 3.02%
2015	0.40% to 0.60%	2,066,616	15.02 to 14.83	31,022,321	1.68%	-0.08% to -0.28%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
2019	0.40% to 0.60%	1,964,771	21.70 to 21.27	42,643,759	2.75%	20.91% to 20.67%
2018	0.40% to 0.60%	2,422,804	17.95 to 17.63	43,489,258	1.75%	-5.09% to -5.28%
2017	0.40% to 0.60%	2,657,314	18.91 to 18.61	50,256,846	0.85%	16.25% to 16.02%
2016	0.40% to 0.60%	3,151,597	16.27 to 16.04	51,268,778	1.60%	4.10% to 3.89%
2015	0.40% to 0.60%	3,272,222	15.63 to 15.44	51,134,710	2.26%	-0.34% to -0.54%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
2019	0.40% to 0.60%	275,259	18.73 to 18.35	5,153,543	2.33%	16.38% to 16.14%
2018	0.40% to 0.60%	292,690	16.09 to 15.80	4,708,783	1.30%	-3.06% to -3.25%
2017	0.40% to 0.60%	395,400	16.60 to 16.33	6,562,108	0.82%	12.32% to 12.09%
2016	0.40% to 0.60%	450,483	14.78 to 14.57	6,656,559	1.31%	2.69% to 2.48%
2015	0.40% to 0.60%	521,289	14.39 to 14.22	7,500,314	1.49%	-0.07% to -0.27%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
2019	0.40% to 1.75%	131,850	9.97 to 9.94	1,312,888	0.00%	-0.27% to -0.56%	****
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2019	0.80% to 1.40%	332,614	36.77 to 33.44	11,261,759	1.64%	25.75% to 24.99%
2018	0.80% to 1.40%	387,327	29.24 to 26.75	10,479,437	0.97%	-12.55% to -13.08%
2017	0.80% to 1.40%	469,253	33.44 to 30.78	14,600,047	0.81%	12.86% to 12.18%
2016	0.80% to 1.40%	535,946	29.63 to 27.44	14,855,704	0.87%	13.78% to 13.09%
2015	0.80% to 1.40%	546,122	26.04 to 24.26	13,376,443	1.02%	-3.43% to -4.02%
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
2019	0.40% to 2.20%	313,524	12.15 to 29.41	9,799,803	1.64%	21.78% to 19.58%
2018	0.40% to 2.20%	395,535	9.97 to 24.60	9,580,583	1.76%	-0.26% to -1.79%
2017	0.95% to 2.20%	366,508	27.75 to 25.05	10,161,366	1.38%	17.02% to 15.54%
2016	0.95% to 2.20%	392,370	23.72 to 21.68	9,324,473	1.95%	3.34% to 2.03%
2015	0.95% to 2.20%	437,539	22.95 to 21.24	10,108,408	1.61%	-0.54% to -1.80%
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
2019	0.40% to 0.60%	77,654	26.53 to 26.17	2,053,042	0.05%	34.62% to 34.35%
2018	0.40% to 0.60%	91,628	19.71 to 19.48	1,800,769	0.16%	-1.06% to -1.26%
2017	0.40% to 0.60%	35,322	19.92 to 19.73	702,177	0.46%	26.58% to 26.33%
2016	0.40% to 0.60%	14,228	15.73 to 15.62	223,445	0.72%	11.66% to 11.43%
2015	0.40% to 0.60%	17,758	14.09 to 14.02	249,785	0.84%	3.35% to 3.14%
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
2019	0.40% to 2.85%	6,400,630	11.04 to 9.83	67,151,605	2.87%	8.84% to 6.16%
2018	0.40% to 2.85%	6,585,369	10.15 to 9.26	64,146,071	2.77%	-1.68% to -4.12%
2017	0.40% to 2.85%	5,597,484	10.32 to 9.66	56,031,070	2.60%	2.94% to 0.42%
2016	0.40% to 2.85%	4,859,004	10.02 to 9.62	47,777,798	2.72%	1.81% to -0.68%
2015	0.40% to 2.50%	1,919,575	9.85 to 9.71	18,752,458	1.71%	-1.54% to -2.94%	****
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
2019	0.40% to 2.75%	3,296,707	28.99 to 42.83	138,633,314	0.02%	36.30% to 33.09%
2018	0.40% to 2.75%	3,720,030	21.27 to 32.18	117,359,769	1.24%	1.31% to -1.09%
2017	0.40% to 2.75%	4,346,116	21.00 to 32.54	137,560,937	0.00%	29.48% to 26.43%
2016	0.40% to 2.75%	5,035,118	16.22 to 25.74	125,005,211	0.87%	1.54% to -0.85%
2015	0.40% to 2.75%	5,899,324	15.97 to 25.96	147,320,830	1.22%	11.49% to 8.86%
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
2019	0.40% to 2.85%	6,662,451	34.10 to 30.07	175,244,593	0.40%	44.24% to 40.69%
2018	0.40% to 2.85%	6,599,469	23.64 to 21.37	122,975,804	1.08%	0.50% to -1.98%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.40% to 2.85%	6,516,353	23.52 to 21.80	122,662,647	0.43%	44.33% to 40.80%
2016	0.40% to 2.85%	5,095,862	16.30 to 15.48	68,797,970	0.09%	13.40% to 10.62%
2015	0.40% to 2.85%	4,891,607	14.37 to 14.00	57,799,647	0.80%	4.23% to 1.66%
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
2019	0.75% to 2.65%	1,702,037	11.36 to 26.84	36,738,733	1.83%	25.76% to 23.35%
2018	0.75% to 2.65%	1,925,759	9.03 to 21.76	33,438,105	1.66%	-15.78% to -17.40%
2017	0.75% to 2.75%	2,189,258	10.73 to 24.48	45,520,689	1.56%	29.83% to 27.22%
2016	0.75% to 2.75%	2,427,421	8.26 to 19.24	39,342,933	5.01%	-7.41% to -9.27%
2015	0.75% to 2.75%	2,950,471	8.92 to 21.21	51,209,149	0.51%	-9.49% to -11.31%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2019	0.40% to 2.75%	4,475,407	10.95 to 9.67	45,259,957	0.88%	17.67% to 14.89%
2018	0.40% to 2.85%	4,904,233	9.30 to 8.38	42,606,559	1.92%	-18.88% to -20.89%
2017	0.40% to 2.85%	4,480,686	11.47 to 10.59	48,516,913	1.93%	27.32% to 24.20%
2016	0.40% to 2.85%	4,087,331	9.01 to 8.52	35,091,210	1.28%	20.30% to 17.35%
2015	0.40% to 2.85%	2,211,426	7.49 to 7.26	16,012,703	1.36%	-20.38% to -22.34%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2019	0.40% to 2.85%	4,806,220	11.05 to 10.09	51,206,073	2.87%	7.98% to 5.32%
2018	0.40% to 2.85%	3,894,839	10.23 to 9.58	38,813,179	3.68%	-1.42% to -3.86%
2017	0.40% to 2.85%	2,660,651	10.38 to 9.96	27,146,077	3.22%	3.45% to 0.91%
2016	0.40% to 2.85%	1,134,112	10.03 to 9.87	11,295,234	4.65%	0.34% to -1.30%	****
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2019	0.40% to 0.60%	24,509	10.59 to 10.55	259,230	3.20%	4.64% to 4.43%
2018	0.40% to 0.60%	3,299	10.12 to 10.10	33,333	4.36%	1.16% to 1.03%	****
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2019	0.40% to 0.60%	7,458	11.46 to 11.43	85,441	1.01%	21.54% to 21.30%
2018	0.40% to 0.60%	4,444	9.43 to 9.42	41,888	0.65%	-5.68% to -5.81%	****
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
2019	0.95% to 2.30%	391,705	17.89 to 16.76	6,823,648	0.34%	38.26% to 36.37%
2018	0.95% to 2.30%	427,471	12.94 to 12.29	5,420,401	0.34%	-0.38% to -1.75%
2017	0.95% to 2.30%	485,616	12.99 to 12.51	6,216,844	0.41%	26.89% to 25.16%
2016	0.95% to 2.30%	601,619	10.24 to 9.99	6,098,868	0.38%	4.84% to 3.41%
2015	0.95% to 2.30%	633,135	9.77 to 9.66	6,156,386	0.46%	-2.34% to -3.36%	****
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2019	0.40% to 2.80%	3,012,031	24.41 to 20.25	67,089,712	0.00%	40.71% to 37.32%
2018	0.40% to 2.80%	2,337,791	17.35 to 14.74	37,462,273	0.00%	-2.11% to -4.49%
2017	0.40% to 2.80%	2,308,380	17.72 to 15.44	38,147,836	0.00%	25.83% to 22.81%
2016	0.40% to 2.80%	1,975,791	14.08 to 12.57	26,229,003	0.00%	8.36% to 5.76%
2015	0.40% to 2.80%	1,931,535	13.00 to 11.88	23,951,034	0.00%	-2.54% to -4.89%
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
2019	0.40% to 0.60%	13,924	15.82 to 15.61	218,369	3.78%	24.30% to 24.05%
2018	0.40% to 0.60%	13,773	12.73 to 12.58	173,720	0.78%	0.41% to 0.20%
2017	0.40% to 0.60%	14,544	12.67 to 12.56	183,219	4.14%	14.04% to 13.81%
2016	0.40% to 0.60%	13,452	11.11 to 11.03	148,800	3.44%	10.79% to 10.57%
2015	0.40% to 0.60%	13,406	10.03 to 9.98	134,024	4.14%	-15.10% to -15.27%
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2019	0.40% to 2.90%	10,092,360	23.89 to 29.05	383,956,790	1.87%	28.99% to 25.75%
2018	0.40% to 2.90%	11,370,541	18.52 to 23.10	339,385,908	1.31%	-10.72% to -12.97%
2017	0.40% to 2.90%	12,465,206	20.75 to 26.55	422,395,200	1.72%	16.88% to 13.96%
2016	0.40% to 2.95%	13,487,674	17.75 to 23.13	396,228,612	1.89%	13.32% to 10.43%
2015	0.40% to 2.95%	13,646,938	15.66 to 20.95	358,519,642	2.08%	-1.33% to -3.86%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2019	0.60% to 2.00%	208,542	10.91 to 10.81	2,261,362	0.64%	9.09% to 8.06%	****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2019	0.40% to 2.85%	13,810,529	24.35 to 19.14	301,384,233	1.46%	25.15% to 22.07%
2018	0.40% to 2.85%	14,677,349	19.46 to 15.68	258,562,131	0.91%	-10.09% to -12.31%
2017	0.40% to 2.85%	15,131,602	21.64 to 17.88	299,395,315	1.32%	26.31% to 23.22%
2016	0.40% to 2.85%	14,144,359	17.13 to 14.51	224,168,969	1.15%	3.43% to 0.89%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.40% to 2.85%	13,447,782	16.56 to 14.39	208,365,511	1.84%	5.89% to 3.29%
The Merger Fund VL - The Merger Fund VL (MGRFV)
2019	0.40%	575	11.43	6,572	0.99%	5.74%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2019	0.40% to 2.85%	1,125,057	12.41 to 11.05	13,205,984	2.56%	27.36% to 24.22%
2018	0.40% to 2.85%	1,195,515	9.75 to 8.89	11,151,713	2.71%	-8.26% to -10.53%
2017	0.40% to 2.85%	1,286,043	10.62 to 9.94	13,234,445	2.32%	12.09% to 9.35%
2016	0.40% to 2.85%	964,729	9.48 to 9.09	8,963,172	2.04%	14.51% to 11.70%
2015	0.40% to 2.40%	154,932	8.28 to 8.16	1,271,205	0.98%	-17.24% to -18.36%	****
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2019	0.80% to 1.40%	181,090	16.05 to 14.78	2,706,989	4.20%	9.99% to 9.33%
2018	0.80% to 1.40%	190,500	14.59 to 13.51	2,604,041	2.39%	-1.45% to -2.05%
2017	0.80% to 1.40%	172,681	14.81 to 13.80	2,405,559	3.21%	5.40% to 4.76%
2016	0.80% to 1.40%	164,356	14.05 to 13.17	2,183,887	2.00%	5.26% to 4.63%
2015	0.80% to 1.40%	163,055	13.35 to 12.59	2,069,088	3.56%	-1.45% to -2.04%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2019	0.95% to 2.45%	714,861	16.24 to 12.50	10,538,872	3.82%	9.56% to 7.90%
2018	0.95% to 2.45%	694,470	14.82 to 11.58	9,391,779	2.31%	-1.86% to -3.35%
2017	0.95% to 2.45%	759,666	15.10 to 11.99	10,536,969	2.90%	4.89% to 3.31%
2016	0.95% to 2.45%	799,543	14.40 to 11.60	10,604,673	1.66%	4.86% to 3.27%
2015	0.95% to 2.55%	908,448	13.73 to 11.09	11,541,430	3.15%	-1.77% to -3.36%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2019	0.80% to 1.40%	42,170	35.04 to 30.58	1,309,121	5.32%	13.34% to 12.65%
2018	0.80% to 1.40%	47,440	30.92 to 27.14	1,306,054	5.77%	-7.69% to -8.26%
2017	0.80% to 1.40%	58,179	33.49 to 29.58	1,746,085	5.37%	8.83% to 8.18%
2016	0.80% to 1.40%	64,563	30.77 to 27.35	1,789,500	5.54%	9.67% to 9.01%
2015	0.80% to 1.40%	72,640	28.06 to 25.09	1,845,745	5.35%	-1.91% to -2.50%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
2019	0.40% to 1.85%	33,426	11.59 to 24.70	575,441	5.27%	13.71% to 12.06%
2018	0.40% to 1.85%	36,142	10.19 to 22.04	545,549	5.79%	-7.42% to -8.77%
2017	0.40% to 2.05%	43,423	11.01 to 23.44	699,184	5.50%	9.15% to 7.35%
2016	0.40% to 2.05%	34,535	10.09 to 21.83	601,667	5.40%	10.14% to 8.32%
2015	0.40% to 2.05%	37,621	9.16 to 20.16	601,037	5.74%	-1.57% to -3.20%
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2019	0.40% to 2.55%	28,285	12.35 to 11.06	341,682	2.65%	17.58% to 15.05%
2018	0.40% to 2.55%	34,671	10.51 to 9.62	358,146	3.11%	-8.57% to -10.55%
2017	0.40% to 2.55%	18,964	11.49 to 10.75	216,047	2.37%	9.27% to 6.92%
2016	0.40% to 2.55%	41,570	10.52 to 10.05	436,532	1.27%	2.71% to 0.50%
2015	0.40% to 2.55%	38,899	10.24 to 10.00	402,676	1.74%	-1.81% to -3.93%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2019	0.40% to 2.10%	241,170	10.54 to 10.42	2,523,618	2.02%	5.37% to 4.17%	****
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2019	0.40% to 2.90%	9,956,482	13.28 to 10.20	171,404,321	2.19%	5.85% to 3.19%
2018	0.40% to 2.90%	12,354,850	12.54 to 9.88	194,998,578	2.11%	-0.45% to -2.96%
2017	0.40% to 2.90%	12,420,978	12.60 to 10.18	202,152,690	2.07%	1.68% to -0.87%
2016	0.40% to 2.95%	13,597,359	12.39 to 10.20	218,300,104	1.86%	0.34% to -2.22%
2015	0.40% to 2.95%	14,815,954	12.35 to 10.43	236,767,960	1.67%	-0.51% to -3.06%
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2019	0.40% to 2.85%	12,526,039	15.65 to 12.98	221,164,763	4.71%	8.73% to 6.06%
2018	0.40% to 2.85%	14,307,465	14.40 to 12.24	233,949,696	2.77%	-2.74% to -5.14%
2017	0.40% to 2.85%	14,471,179	14.80 to 12.90	244,742,407	4.81%	5.91% to 3.31%
2016	0.40% to 2.85%	13,615,977	13.98 to 12.49	219,092,597	3.25%	8.21% to 5.56%
2015	0.40% to 2.85%	13,639,542	12.92 to 11.83	204,957,701	1.99%	-3.28% to -5.66%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2019	0.40% to 2.55%	2,399,886	12.83 to 20.63	58,538,108	5.38%	14.28% to 11.82%
2018	0.40% to 2.55%	2,634,670	11.22 to 18.45	57,029,568	5.64%	-3.39% to -5.49%
2017	0.40% to 2.55%	2,895,079	11.62 to 19.52	65,627,291	5.14%	6.33% to 4.04%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.40% to 2.65%	3,399,461	10.93 to 18.50	72,967,129	5.58%	13.70% to 11.14%
2015	0.40% to 2.55%	3,261,275	9.61 to 16.87	62,663,254	4.94%	-3.00% to -5.09%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2019	0.40% to 3.00%	271,821,075	13.16 to 9.92	3,361,868,173	1.89%	8.55% to 5.71%
2018	0.40% to 3.00%	264,067,144	12.12 to 9.38	3,031,739,885	2.37%	-1.47% to -4.06%
2017	0.40% to 3.00%	239,086,312	12.31 to 9.78	2,809,177,908	1.26%	2.80% to 0.12%
2016	0.40% to 3.00%	199,364,903	11.97 to 9.77	2,298,086,243	2.60%	2.24% to -0.42%
2015	0.40% to 3.10%	172,807,397	11.71 to 9.71	1,965,834,351	1.41%	-0.63% to -3.32%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2019	0.40% to 2.85%	4,758,362	16.37 to 11.99	67,267,324	2.88%	9.16% to 6.47%
2018	0.40% to 2.65%	5,180,632	15.00 to 11.51	67,720,853	2.45%	-1.85% to -4.08%
2017	0.40% to 2.65%	5,222,094	15.28 to 12.00	70,161,668	2.37%	3.35% to 1.02%
2016	0.40% to 2.65%	5,144,916	14.79 to 11.88	67,608,454	2.85%	2.92% to 0.60%
2015	0.40% to 2.65%	5,081,927	14.37 to 11.81	65,587,568	1.54%	-0.92% to -3.15%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2019	0.80% to 1.40%	262,668	14.79 to 13.78	3,651,738	3.23%	8.07% to 7.42%
2018	0.80% to 1.40%	228,067	13.68 to 12.82	2,948,079	2.92%	-1.22% to -1.82%
2017	0.80% to 1.40%	263,219	13.85 to 13.06	3,463,330	2.94%	3.56% to 2.94%
2016	0.80% to 1.40%	272,710	13.37 to 12.69	3,482,975	3.06%	4.51% to 3.88%
2015	0.80% to 1.40%	233,064	12.80 to 12.22	2,862,984	2.97%	-1.51% to -2.11%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2019	0.40% to 2.90%	7,488,952	15.27 to 11.18	99,051,022	2.79%	8.26% to 5.55%
2018	0.40% to 2.90%	7,366,376	14.11 to 10.59	90,828,282	2.81%	-1.09% to -3.58%
2017	0.40% to 2.90%	7,919,555	14.26 to 10.98	99,834,745	2.95%	3.76% to 1.17%
2016	0.40% to 2.95%	7,826,378	13.75 to 10.81	96,041,882	2.86%	4.59% to 1.92%
2015	0.40% to 2.95%	8,086,301	13.14 to 10.61	95,953,153	2.73%	-1.28% to -3.80%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2019	0.40% to 2.85%	14,111,650	11.99 to 8.94	147,972,960	2.25%	3.67% to 1.12%
2018	0.40% to 2.85%	15,840,601	11.56 to 8.84	160,913,063	2.26%	0.41% to -2.07%
2017	0.40% to 2.85%	13,652,889	11.52 to 9.03	140,413,930	1.66%	1.17% to -1.31%
2016	0.40% to 2.85%	13,257,629	11.38 to 9.15	136,142,803	1.72%	2.08% to -0.42%
2015	0.40% to 2.75%	12,236,451	11.15 to 9.26	124,426,225	1.69%	-0.74% to -3.08%
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2019	0.40% to 0.60%	80,401	11.00 to 10.97	883,729	5.57%	7.96% to 7.75%
2018	0.60%	16,971	10.18	172,727	2.90%	1.78%	****
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2019	0.40% to 2.75%	43,262,098	10.08 to 7.53	503,101,231	1.75%	1.37% to -1.02%
2018	0.40% to 2.75%	48,439,904	9.95 to 7.60	564,774,770	1.38%	0.98% to -1.41%
2017	0.40% to 2.75%	45,584,470	9.85 to 7.71	517,536,153	0.41%	0.02% to -2.33%
2016	0.40% to 2.75%	50,109,476	9.85 to 7.90	583,715,336	0.01%	-0.39% to -2.74%
2015	0.40% to 2.85%	50,544,180	9.89 to 8.01	590,994,138	0.00%	-0.40% to -2.85%
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2019	0.40% to 2.10%	205,941	10.84 to 10.72	2,218,214	0.99%	8.40% to 7.16%	****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2019	1.15% to 1.65%	101,281	10.09 to 10.08	1,021,589	0.23%	0.93% to 0.82%	****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)
2019	1.15% to 1.30%	62,371	10.97 to 10.96	683,897	0.29%	9.68% to 9.65%	****
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
2019	0.40% to 2.85%	27,691,497	12.50 to 10.53	311,900,255	0.55%	14.49% to 11.67%
2018	0.40% to 2.85%	24,609,072	10.92 to 9.43	244,394,241	0.91%	-8.84% to -11.09%
2017	0.40% to 2.85%	19,669,396	11.97 to 10.60	216,246,380	1.33%	17.96% to 15.07%
2016	0.40% to 2.85%	14,720,771	10.15 to 9.21	138,538,134	1.17%	1.52% to 0.05%	****
2015	1.15% to 2.50%	5,340,045	9.29 to 9.23	49,503,692	0.00%	-7.15% to -7.74%	****
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2019	0.40% to 2.80%	34,382,199	15.91 to 13.92	519,086,570	1.66%	21.49% to 18.57%
2018	0.40% to 2.80%	26,846,222	13.09 to 11.74	336,461,120	1.15%	-2.97% to -5.32%
2017	0.40% to 2.80%	20,695,623	13.49 to 12.40	269,662,955	1.17%	21.21% to 18.30%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	1.15% to 2.80%	13,095,102	10.93 to 10.48	142,032,231	1.93%	8.78% to 6.97%
2015	0.40% to 2.75%	6,439,133	10.16 to 9.81	64,293,500	2.75%	-0.26% to -2.61%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
2019	0.80% to 1.40%	382,086	25.43 to 23.69	9,152,537	3.89%	29.49% to 28.70%
2018	0.80% to 1.40%	448,327	19.64 to 18.41	8,334,968	0.30%	-3.86% to -4.44%
2017	0.80% to 1.40%	489,827	20.42 to 19.26	9,520,499	0.34%	29.17% to 28.39%
2016	0.80% to 1.40%	554,024	15.81 to 15.00	8,379,213	0.80%	1.37% to 0.76%
2015	0.80% to 1.40%	621,350	15.60 to 14.89	9,315,584	0.45%	2.61% to 1.99%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
2019	0.40% to 2.90%	5,293,739	26.12 to 19.26	120,096,282	3.80%	29.70% to 26.44%
2018	0.40% to 2.90%	5,938,578	20.14 to 15.23	105,053,168	0.05%	-3.74% to -6.17%
2017	0.40% to 2.90%	6,516,758	20.92 to 16.24	120,994,190	0.10%	29.36% to 26.13%
2016	0.40% to 2.95%	7,269,482	16.17 to 12.81	105,496,062	0.60%	1.58% to -1.01%
2015	0.40% to 2.95%	8,107,986	15.92 to 12.95	117,161,971	0.22%	2.72% to 0.09%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
2019	0.80% to 1.40%	140,058	23.12 to 21.80	3,074,893	20.48%	24.40% to 23.65%
2018	0.80% to 1.40%	171,784	18.59 to 17.63	3,047,188	1.42%	-12.30% to -12.83%
2017	0.80% to 1.40%	211,341	21.19 to 20.23	4,296,820	1.45%	13.62% to 12.94%
2016	0.80% to 1.40%	222,753	18.65 to 17.91	4,009,163	1.85%	15.42% to 14.73%
2015	0.80% to 1.40%	250,352	16.16 to 15.61	3,923,567	1.22%	-3.93% to -4.51%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
2019	0.40% to 2.85%	4,690,827	21.49 to 15.13	83,133,463	22.98%	24.60% to 21.53%
2018	0.40% to 2.85%	4,631,844	17.25 to 12.45	66,448,526	1.20%	-12.15% to -14.32%
2017	0.40% to 2.85%	5,374,554	19.63 to 14.53	88,652,631	1.17%	13.90% to 11.11%
2016	0.40% to 2.85%	6,504,812	17.24 to 13.08	95,485,885	1.79%	15.58% to 12.75%
2015	0.40% to 2.80%	6,048,438	14.91 to 11.64	77,594,537	1.01%	-3.82% to -6.14%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
2019	0.80% to 1.40%	7,457,247	25.45 to 23.71	178,638,041	0.00%	36.16% to 35.33%
2018	0.80% to 1.40%	8,287,039	18.69 to 17.52	146,556,578	0.00%	-7.60% to -8.16%
2017	0.80% to 1.40%	9,267,604	20.23 to 19.08	178,297,202	0.00%	26.72% to 25.95%
2016	0.80% to 1.40%	10,317,863	15.96 to 15.15	157,462,898	0.00%	5.62% to 4.98%
2015	0.80% to 1.40%	11,576,148	15.11 to 14.43	168,141,797	0.00%	-0.98% to -1.58%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
2019	0.40% to 2.90%	5,672,388	25.37 to 19.24	128,521,809	0.00%	36.29% to 32.87%
2018	0.40% to 2.90%	5,598,301	18.61 to 14.48	94,321,007	0.00%	-7.42% to -9.76%
2017	0.40% to 2.90%	6,895,043	20.11 to 16.05	126,493,184	0.00%	27.01% to 23.84%
2016	0.40% to 2.95%	7,147,706	15.83 to 12.90	104,584,693	0.00%	5.63% to 2.94%
2015	0.40% to 2.95%	8,659,725	14.99 to 12.53	121,110,111	0.00%	-0.74% to -3.29%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
2019	0.80% to 1.40%	1,793,593	12.75 to 12.32	22,197,089	1.24%	32.08% to 31.29%
2018	0.80% to 1.40%	1,994,973	9.65 to 9.38	18,790,106	1.07%	-17.13% to -17.63%
2017	0.80% to 1.40%	2,185,527	11.65 to 11.39	24,969,891	1.22%	24.77% to 24.02%
2016	0.80% to 1.40%	2,452,159	9.34 to 9.19	22,572,837	1.42%	-2.90% to -3.49%
2015	0.80% to 1.40%	2,745,069	9.62 to 9.52	26,162,417	0.68%	-1.29% to -1.88%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)
2019	0.40% to 2.90%	7,384,663	16.17 to 11.30	98,572,728	0.93%	32.31% to 28.99%
2018	0.40% to 2.90%	8,452,066	12.22 to 8.76	86,186,531	1.09%	-17.00% to -19.10%
2017	0.40% to 2.90%	9,061,611	14.72 to 10.83	112,569,402	0.95%	25.03% to 21.91%
2016	0.40% to 2.95%	10,445,091	11.78 to 8.84	104,876,593	1.20%	-2.86% to -5.34%
2015	0.40% to 2.95%	11,631,797	12.12 to 9.34	121,523,376	0.12%	-1.05% to -3.59%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2019	0.80% to 1.40%	2,444,964	19.49 to 18.15	44,800,326	1.67%	29.66% to 28.87%
2018	0.80% to 1.40%	2,737,930	15.03 to 14.09	38,891,138	1.80%	-4.70% to -5.28%
2017	0.80% to 1.40%	3,139,271	15.77 to 14.87	47,032,790	2.11%	5.65% to 5.01%
2016	0.80% to 1.40%	3,544,959	14.93 to 14.16	50,537,759	1.95%	6.49% to 5.85%
2015	0.80% to 1.40%	3,980,586	14.02 to 13.38	53,571,068	2.51%	-6.11% to -6.68%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2019	0.40% to 2.85%	5,671,543	40.07 to 14.82	97,626,272	1.56%	29.92% to 26.73%
2018	0.40% to 2.85%	5,777,988	30.84 to 11.70	77,587,417	1.58%	-4.44% to -6.81%
2017	0.40% to 2.85%	6,517,308	32.27 to 12.55	92,788,755	1.94%	5.72% to 3.13%
2016	0.40% to 2.85%	6,892,130	30.53 to 12.17	94,000,848	1.80%	6.75% to 4.13%
2015	0.40% to 2.85%	7,214,889	28.60 to 11.69	93,363,754	2.38%	-6.04% to -8.35%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2019	0.40% to 0.60%	34,208	19.07 to 18.82	648,555	2.31%	23.48% to 23.23%
2018	0.40% to 0.60%	40,741	15.45 to 15.27	626,375	1.31%	-13.47% to -13.64%
2017	0.40% to 0.60%	37,926	17.85 to 17.69	676,004	1.37%	13.49% to 13.27%
2016	0.40% to 0.60%	34,172	15.73 to 15.61	536,981	1.61%	17.25% to 17.02%
2015	0.40% to 0.60%	14,266	13.41 to 13.34	191,283	2.26%	-3.14% to -3.33%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2019	0.40% to 2.90%	10,260,963	26.05 to 18.88	231,565,828	2.20%	23.35% to 20.26%
2018	0.40% to 2.90%	11,449,717	21.12 to 15.70	211,614,202	1.04%	-13.50% to -15.69%
2017	0.40% to 2.90%	12,848,908	24.42 to 18.62	277,323,581	1.10%	13.38% to 10.55%
2016	0.40% to 2.95%	14,406,181	21.53 to 16.77	276,935,485	1.36%	17.12% to 14.13%
2015	0.40% to 2.95%	16,383,590	18.39 to 14.69	271,418,395	1.16%	-3.27% to -5.75%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2019	0.80% to 1.40%	3,565,898	22.63 to 21.08	75,809,329	0.64%	27.05% to 26.28%
2018	0.80% to 1.40%	3,929,899	17.81 to 16.69	66,105,643	0.53%	-5.53% to -6.11%
2017	0.80% to 1.40%	4,345,281	18.85 to 17.78	77,788,449	0.52%	23.86% to 23.11%
2016	0.80% to 1.40%	4,870,321	15.22 to 14.44	70,764,705	0.78%	12.70% to 12.02%
2015	0.80% to 1.40%	5,502,381	13.51 to 12.89	71,326,597	0.76%	-1.87% to -2.46%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2019	0.40% to 2.85%	2,102,879	23.12 to 17.45	43,109,027	0.55%	27.57% to 24.44%
2018	0.40% to 2.85%	2,256,041	18.12 to 14.03	36,584,902	0.45%	-5.39% to -7.73%
2017	0.40% to 2.85%	2,319,444	19.15 to 15.20	40,146,704	0.54%	24.26% to 21.22%
2016	0.40% to 2.55%	1,806,938	15.41 to 12.88	25,449,885	0.70%	13.09% to 10.66%
2015	0.40% to 2.65%	2,018,042	13.63 to 11.55	25,411,230	0.66%	-1.59% to -3.81%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)
2019	0.80% to 1.40%	95,317	23.42 to 21.82	2,102,708	0.81%	25.00% to 24.24%
2018	0.80% to 1.40%	115,207	18.73 to 17.56	2,043,477	0.68%	-6.55% to -7.12%
2017	0.80% to 1.40%	115,638	20.05 to 18.90	2,205,698	0.60%	17.67% to 16.96%
2016	0.80% to 1.40%	129,072	17.04 to 16.16	2,103,063	0.76%	9.23% to 8.57%
2015	0.80% to 1.40%	164,906	15.60 to 14.89	2,472,698	0.83%	-1.12% to -1.72%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)
2019	0.40% to 2.90%	4,925,653	25.49 to 18.05	105,164,967	0.70%	25.54% to 22.39%
2018	0.40% to 2.90%	5,445,148	20.30 to 14.75	93,620,504	0.54%	-6.25% to -8.62%
2017	0.40% to 2.90%	6,457,892	21.66 to 16.14	119,725,945	0.52%	17.89% to 14.94%
2016	0.40% to 2.95%	7,416,099	18.37 to 13.98	117,854,984	0.69%	9.67% to 6.87%
2015	0.40% to 2.95%	8,567,800	16.75 to 13.08	125,428,797	0.74%	-0.82% to -3.36%
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
2019	0.80% to 1.40%	1,253,024	32.49 to 30.45	38,480,817	2.62%	25.94% to 25.18%
2018	0.80% to 1.40%	1,423,536	25.80 to 24.33	34,897,450	1.37%	-10.08% to -10.62%
2017	0.80% to 1.40%	1,625,882	28.69 to 27.22	44,562,716	1.62%	7.81% to 7.16%
2016	0.80% to 1.40%	1,867,130	26.61 to 25.40	47,723,718	2.33%	19.48% to 18.76%
2015	0.80% to 1.40%	2,093,055	22.27 to 21.39	45,007,584	2.30%	-5.04% to -5.62%
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)
2019	0.40% to 2.85%	5,755,354	33.25 to 25.49	170,119,274	2.51%	26.18% to 23.07%
2018	0.40% to 2.85%	6,265,951	26.35 to 20.71	148,331,788	1.21%	-9.83% to -12.07%
2017	0.40% to 2.85%	6,997,342	29.22 to 23.56	185,677,580	1.53%	8.00% to 5.36%
2016	0.40% to 2.85%	7,464,284	27.06 to 22.36	185,339,257	2.29%	19.73% to 16.80%
2015	0.40% to 2.85%	7,354,304	22.60 to 19.14	154,374,620	2.21%	-4.82% to -7.17%
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
2019	0.40% to 1.40%	9,975,304	17.70 to 39.75	398,939,922	1.69%	37.07% to 35.69%
2018	0.40% to 1.40%	11,104,064	12.91 to 29.29	327,345,278	0.76%	-1.67% to -2.66%
2017	0.40% to 1.40%	12,431,015	13.13 to 30.09	376,275,486	0.47%	26.80% to 25.54%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.40% to 1.40%	13,924,566	10.36 to 23.97	335,516,409	0.74%	3.58% to 2.19%	****
2015	0.80% to 1.40%	14,295,494	24.43 to 23.46	337,050,583	0.62%	4.25% to 3.62%
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)
2019	0.40% to 2.85%	7,991,334	43.10 to 33.04	305,253,784	1.51%	36.78% to 33.42%
2018	0.40% to 2.85%	8,197,306	31.51 to 24.77	231,914,827	0.49%	-1.94% to -4.36%
2017	0.40% to 2.85%	9,719,315	32.13 to 25.90	283,303,657	0.23%	26.56% to 23.46%
2016	0.40% to 2.85%	10,651,011	25.39 to 20.98	248,287,464	0.52%	2.91% to 0.39%
2015	0.40% to 2.85%	9,578,573	24.67 to 20.90	219,506,281	0.37%	4.40% to 1.84%
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
2019	0.40% to 2.90%	12,319,345	17.35 to 13.23	189,880,932	2.46%	12.04% to 9.22%
2018	0.40% to 2.90%	12,328,795	15.48 to 12.11	171,344,836	1.94%	-16.03% to -18.15%
2017	0.40% to 2.90%	12,810,235	18.44 to 14.80	214,282,184	1.95%	22.23% to 19.17%
2016	0.40% to 2.95%	14,534,440	15.09 to 12.37	201,090,496	2.11%	0.71% to -1.86%
2015	0.40% to 2.95%	14,993,808	14.98 to 12.60	208,223,888	1.84%	-4.29% to -6.74%
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2019	0.40% to 2.80%	825,933	10.78 to 10.35	8,739,047	4.00%	6.16% to 3.60%
2018	0.40% to 2.40%	327,763	10.16 to 10.02	3,305,170	4.11%	1.56% to 0.19%	****
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
2019	0.80% to 1.40%	937,161	56.22 to 59.25	130,888,989	1.14%	28.27% to 27.50%
2018	0.80% to 1.40%	1,054,265	43.83 to 46.48	113,465,570	1.06%	-0.81% to -1.41%
2017	0.80% to 1.40%	1,184,299	44.19 to 47.14	128,403,881	1.00%	19.56% to 18.84%
2016	0.80% to 1.40%	1,304,033	36.96 to 39.67	118,905,204	1.39%	10.50% to 9.83%
2015	0.80% to 1.40%	1,468,479	33.45 to 36.12	121,497,169	1.19%	0.13% to -0.48%
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)
2019	0.40% to 2.90%	3,243,676	23.82 to 25.65	112,585,840	0.92%	28.51% to 25.28%
2018	0.65% to 2.90%	3,413,423	17.83 to 20.47	93,554,314	0.78%	-0.93% to -3.19%
2017	0.65% to 2.90%	4,014,588	17.99 to 21.15	112,084,631	0.74%	19.47% to 16.77%
2016	0.40% to 2.95%	4,706,075	15.58 to 17.98	111,044,455	1.12%	10.71% to 7.89%
2015	0.40% to 2.95%	5,584,163	14.07 to 16.67	120,383,706	0.93%	0.26% to -2.31%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
2019	0.40% to 0.60%	224,130	19.66 to 19.40	4,386,568	1.93%	26.80% to 26.55%
2018	0.40% to 0.60%	207,195	15.50 to 15.33	3,200,981	2.56%	-7.63% to -7.82%
2017	0.40% to 0.60%	64,704	16.78 to 16.63	1,084,015	4.50%	17.52% to 17.29%
2016	0.40% to 0.60%	15,125	14.28 to 14.18	215,630	2.58%	17.42% to 17.18%
2015	0.40% to 0.60%	22,472	12.16 to 12.10	273,070	1.35%	-6.67% to -6.86%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
2019	0.40% to 2.90%	9,239,208	23.78 to 25.47	327,350,159	1.75%	26.50% to 23.32%
2018	0.40% to 2.90%	8,038,252	18.80 to 20.65	226,539,313	1.71%	-7.83% to -10.16%
2017	0.40% to 2.90%	6,803,971	20.39 to 22.99	208,825,609	3.09%	17.22% to 14.29%
2016	0.40% to 2.95%	6,230,456	17.40 to 19.97	164,047,875	2.16%	17.10% to 14.11%
2015	0.40% to 2.95%	7,132,894	14.86 to 17.50	162,129,967	1.55%	-6.89% to -9.27%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2019	0.80% to 1.40%	385,691	18.76 to 16.65	6,568,627	0.00%	34.63% to 33.81%
2018	0.80% to 1.40%	420,135	13.93 to 12.44	5,337,564	0.00%	-8.68% to -9.24%
2017	0.80% to 1.40%	461,080	15.26 to 13.71	6,438,048	0.00%	23.93% to 23.18%
2016	0.80% to 1.40%	487,634	12.31 to 11.13	5,511,328	0.00%	7.44% to 6.79%
2015	0.80% to 1.40%	608,574	11.46 to 10.42	6,436,694	0.00%	-0.05% to -0.65%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2019	0.40% to 2.85%	1,200,642	22.53 to 25.36	40,915,829	0.00%	34.84% to 31.52%
2018	0.40% to 2.85%	1,224,052	16.71 to 19.28	31,271,546	0.00%	-8.58% to -10.85%
2017	0.75% to 2.85%	1,227,824	18.26 to 21.63	34,761,039	0.00%	23.71% to 21.11%
2016	0.40% to 2.85%	1,265,979	15.53 to 17.86	29,153,361	0.00%	7.63% to 4.99%
2015	0.40% to 2.80%	1,375,061	14.43 to 17.12	29,882,885	0.00%	0.13% to -2.29%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2019	0.40% to 1.40%	806,570	19.15 to 75.19	60,484,876	0.07%	25.15% to 23.89%
2018	0.40% to 1.40%	888,494	15.30 to 60.69	53,898,367	0.01%	-12.99% to -13.86%
2017	0.40% to 1.40%	1,004,309	17.58 to 70.46	70,169,362	0.00%	13.03% to 11.90%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.40% to 1.40%	1,123,947	15.55 to 62.96	70,421,172	0.32%	22.34% to 21.12%
2015	0.40% to 1.40%	1,264,093	12.71 to 51.99	65,157,947	0.36%	-2.03% to -3.01%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2019	0.40% to 2.85%	1,019,467	23.67 to 29.92	41,289,671	0.00%	24.85% to 21.78%
2018	0.40% to 2.85%	1,077,040	18.95 to 24.56	35,320,370	0.00%	-13.18% to -15.33%
2017	0.40% to 2.85%	1,205,338	21.83 to 29.01	46,095,743	0.00%	12.75% to 9.98%
2016	0.40% to 2.85%	1,300,494	19.36 to 26.38	44,530,901	0.10%	22.05% to 19.06%
2015	0.40% to 2.65%	1,435,176	15.87 to 24.84	40,859,982	0.14%	-2.29% to -4.50%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2019	0.40% to 1.40%	374,687	11.91 to 25.38	8,798,661	2.37%	22.45% to 21.22%
2018	0.40% to 1.40%	400,658	9.73 to 20.93	7,946,756	0.64%	-17.75% to -18.58%
2017	0.40% to 1.40%	452,326	11.82 to 25.71	11,025,859	1.38%	40.94% to 39.53%
2016	0.40% to 1.40%	426,004	8.39 to 18.43	7,799,060	0.81%	7.29% to 6.21%
2015	0.40% to 1.40%	494,600	7.82 to 17.35	8,589,139	0.80%	-16.33% to -17.17%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2019	0.75% to 2.80%	1,580,746	11.97 to 27.63	54,828,054	2.19%	21.75% to 19.23%
2018	0.75% to 2.80%	1,701,880	9.83 to 23.17	48,869,518	0.43%	-18.28% to -19.98%
2017	0.75% to 2.80%	1,953,769	12.03 to 28.96	67,991,928	0.95%	40.16% to 37.28%
2016	0.75% to 2.80%	1,775,366	8.58 to 21.10	45,333,109	0.81%	6.67% to 4.48%
2015	0.75% to 2.80%	2,110,360	8.04 to 20.19	50,910,242	0.47%	-16.86% to -18.58%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2019	0.40% to 1.40%	887,888	13.84 to 16.02	14,250,205	2.48%	18.64% to 17.45%
2018	0.40% to 1.40%	1,056,569	11.67 to 13.64	14,455,330	2.01%	-14.88% to -15.74%
2017	0.40% to 1.40%	1,111,699	13.71 to 16.19	18,155,383	1.70%	26.94% to 25.67%
2016	0.40% to 1.40%	1,229,114	10.80 to 12.88	15,966,524	2.09%	0.47% to -0.54%
2015	0.40% to 1.40%	1,434,332	10.75 to 12.95	18,728,602	0.48%	-3.44% to -4.41%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2019	0.40% to 2.75%	4,290,709	12.12 to 8.83	43,690,147	2.31%	18.44% to 15.64%
2018	0.40% to 2.80%	4,687,087	10.23 to 7.60	40,790,812	1.81%	-15.14% to -17.20%
2017	0.40% to 2.80%	5,107,600	12.06 to 9.17	52,776,198	1.53%	26.57% to 23.53%
2016	0.40% to 2.80%	4,680,764	9.53 to 7.43	38,728,376	1.94%	0.23% to -2.18%
2015	0.40% to 2.80%	4,786,711	9.50 to 7.59	39,980,311	0.29%	-3.61% to -5.93%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2019	0.40% to 1.40%	571,880	16.68 to 41.43	23,770,709	1.03%	18.52% to 17.33%
2018	0.40% to 1.40%	644,567	14.07 to 35.31	22,896,879	0.66%	-17.29% to -18.12%
2017	0.40% to 1.40%	734,822	17.02 to 43.12	31,669,137	0.50%	8.63% to 7.54%
2016	0.40% to 1.40%	827,693	15.66 to 40.10	33,242,961	0.64%	25.43% to 24.17%
2015	0.40% to 1.40%	920,025	12.49 to 32.29	29,770,072	0.68%	-6.40% to -7.34%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2019	0.40% to 2.85%	927,362	23.36 to 27.80	35,485,822	0.87%	18.22% to 15.31%
2018	0.40% to 2.85%	987,854	19.76 to 24.11	32,404,893	0.45%	-17.46% to -19.50%
2017	0.40% to 2.85%	1,059,738	23.94 to 29.95	42,566,701	0.28%	8.32% to 5.66%
2016	0.40% to 2.85%	1,159,257	22.10 to 28.35	43,560,924	0.47%	25.11% to 22.04%
2015	0.40% to 2.75%	1,128,122	17.66 to 23.53	34,331,477	0.47%	-6.66% to -8.87%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2019	0.40% to 2.85%	15,592,346	23.32 to 19.99	374,098,028	0.65%	34.24% to 30.94%
2018	0.40% to 2.85%	15,904,781	17.37 to 15.27	287,097,447	0.23%	-9.79% to -12.02%
2017	0.40% to 2.85%	16,304,900	19.25 to 17.36	329,817,513	0.71%	30.44% to 27.25%
2016	0.40% to 2.85%	16,411,990	14.76 to 13.64	257,450,632	1.51%	-0.21% to -2.66%
2015	0.40% to 2.85%	16,378,721	14.79 to 14.01	260,099,991	0.66%	6.12% to 3.51%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2019	0.40% to 2.85%	24,941,956	27.07 to 21.51	643,170,424	0.35%	29.76% to 26.57%
2018	0.40% to 2.85%	25,709,376	20.86 to 16.99	515,914,129	0.30%	-1.06% to -3.50%
2017	0.40% to 2.85%	28,116,220	21.09 to 17.61	575,608,752	0.31%	27.29% to 24.17%
2016	0.40% to 2.85%	27,107,207	16.57 to 14.18	441,281,396	0.23%	8.63% to 5.96%
2015	0.40% to 2.85%	27,464,041	15.25 to 13.38	416,565,768	0.73%	6.00% to 3.39%
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2019	0.40% to 3.00%	175,046,931	25.07 to 17.05	3,652,605,180	1.33%	25.16% to 21.90%
2018	0.40% to 3.00%	169,771,107	20.03 to 13.99	2,852,695,243	1.00%	-2.58% to -5.14%
2017	0.40% to 3.00%	176,625,407	20.56 to 14.75	3,074,278,440	1.40%	21.44% to 18.28%
2016	0.40% to 3.00%	180,180,514	16.93 to 12.47	2,606,571,152	1.21%	10.64% to 7.76%
2015	0.40% to 3.10%	165,263,144	15.30 to 11.47	2,181,652,320	0.86%	0.68% to -2.05%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
2019	0.80% to 1.40%	230,954	10.31 to 9.96	2,309,936	22.62%	15.62% to 14.92%
2018	0.80% to 1.40%	245,331	8.92 to 8.67	2,133,871	4.09%	-17.83% to -18.33%
2017	0.80% to 1.40%	297,403	10.85 to 10.61	3,164,246	2.68%	21.94% to 21.21%
2016	0.80% to 1.40%	343,303	8.90 to 8.76	3,011,220	3.00%	4.39% to 3.76%
2015	0.80% to 1.40%	394,375	8.53 to 8.44	3,331,749	1.22%	-5.88% to -6.45%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)
2019	0.40% to 2.85%	3,212,335	10.40 to 13.30	52,967,430	22.94%	15.79% to 12.94%
2018	0.40% to 2.85%	3,238,080	8.98 to 11.78	46,546,043	4.15%	-17.67% to -19.71%
2017	0.40% to 2.85%	3,357,520	10.91 to 14.67	59,286,156	2.40%	22.05% to 19.05%
2016	0.40% to 2.85%	3,854,051	8.94 to 12.32	56,323,559	2.61%	4.56% to 2.00%
2015	0.40% to 2.85%	3,936,869	8.55 to 12.08	55,722,655	1.02%	-5.72% to -8.04%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2019	0.40% to 2.80%	6,508,380	18.77 to 15.95	113,046,259	0.98%	24.46% to 21.46%
2018	0.40% to 2.80%	5,983,119	15.08 to 13.14	84,445,236	1.15%	-11.70% to -13.84%
2017	0.40% to 2.80%	5,388,295	17.08 to 15.25	87,059,918	1.01%	13.73% to 10.99%
2016	0.40% to 2.80%	3,887,870	15.02 to 13.74	55,789,584	1.21%	20.39% to 17.50%
2015	0.40% to 2.80%	3,214,294	12.48 to 11.69	38,783,835	1.30%	-5.26% to -7.55%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2019	0.40% to 0.60%	211,198	13.19 to 13.01	2,759,169	3.29%	20.93% to 20.69%
2018	0.40% to 0.60%	215,853	10.91 to 10.78	2,333,786	3.19%	-14.25% to -14.42%
2017	0.40% to 0.60%	107,945	12.72 to 12.60	1,362,876	3.41%	24.06% to 23.81%
2016	0.40% to 0.60%	57,766	10.25 to 10.18	589,297	3.45%	0.35% to 0.15%
2015	0.40% to 0.60%	29,332	10.21 to 10.16	298,906	3.39%	-1.65% to -1.85%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
2019	0.40% to 2.65%	9,034,263	11.58 to 9.81	103,403,145	3.26%	20.72% to 17.99%
2018	0.40% to 2.65%	8,362,077	9.59 to 8.31	80,089,453	2.43%	-14.47% to -16.42%
2017	0.40% to 2.65%	7,174,717	11.22 to 9.94	81,139,401	2.73%	23.96% to 21.17%
2016	0.40% to 2.65%	5,900,388	9.05 to 8.21	54,316,240	2.49%	0.12% to -2.13%
2015	0.40% to 2.65%	5,462,717	9.04 to 8.38	50,837,544	2.14%	-1.78% to -4.00%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2019	0.40% to 2.80%	6,253,581	27.64 to 34.82	269,028,856	1.35%	25.15% to 22.13%
2018	0.40% to 2.80%	6,128,379	22.08 to 28.51	212,732,342	1.34%	-11.74% to -13.88%
2017	0.40% to 2.75%	6,064,937	25.02 to 33.36	241,178,040	1.12%	15.32% to 12.60%
2016	0.40% to 2.75%	5,547,630	21.70 to 29.62	193,989,657	1.30%	19.81% to 16.99%
2015	0.40% to 2.75%	5,257,305	18.11 to 25.32	155,396,682	1.13%	-2.92% to -5.21%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2019	0.40% to 2.85%	42,214,877	22.04 to 18.67	859,690,531	1.96%	30.32% to 27.11%
2018	0.40% to 2.85%	39,634,312	16.92 to 14.69	626,230,873	1.58%	-5.26% to -7.60%
2017	0.40% to 2.85%	36,584,258	17.85 to 15.90	616,540,600	1.70%	20.74% to 17.78%
2016	0.40% to 2.85%	29,882,432	14.79 to 13.50	421,737,187	1.92%	10.95% to 8.23%
2015	0.40% to 2.85%	22,546,059	13.33 to 12.47	290,326,944	2.08%	0.54% to -1.93%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2019	0.40% to 2.95%	5,158,120	30.58 to 23.50	159,314,343	1.94%	23.24% to 20.08%
2018	0.60% to 2.95%	5,818,163	24.34 to 19.57	147,546,091	1.43%	-9.40% to -11.56%
2017	0.40% to 2.95%	6,560,953	27.34 to 22.13	186,479,931	1.52%	17.96% to 14.95%
2016	0.40% to 2.95%	7,220,827	23.17 to 19.25	175,539,717	1.59%	9.03% to 6.25%
2015	0.40% to 2.95%	8,101,133	21.26 to 18.12	183,423,552	1.36%	-1.39% to -3.92%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2019	0.40% to 2.85%	176,138,480	13.83 to 12.07	2,302,956,756	1.84%	18.49% to 15.58%
2018	0.40% to 2.85%	153,008,686	11.67 to 10.44	1,703,853,239	1.37%	-5.20% to -7.55%
2017	0.40% to 2.85%	126,440,617	12.31 to 11.29	1,499,418,756	2.09%	17.08% to 14.21%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.40% to 2.85%	96,551,805	10.51 to 9.89	987,741,851	0.00%	8.11% to 5.46%
2015	0.40% to 2.85%	62,152,068	9.72 to 9.37	594,463,401	2.53%	-2.64% to -5.03%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2019	0.40% to 3.05%	23,851,697	18.90 to 20.90	680,301,892	2.00%	21.34% to 18.11%
2018	0.40% to 3.05%	27,509,783	15.57 to 17.69	655,533,119	1.54%	-8.10% to -10.56%
2017	0.40% to 3.05%	31,674,347	16.94 to 19.78	832,456,412	1.58%	16.21% to 13.13%
2016	0.40% to 3.05%	35,794,497	14.58 to 17.49	819,396,754	1.71%	8.05% to 5.18%
2015	0.40% to 3.05%	40,552,102	13.49 to 16.62	868,125,115	1.39%	-1.13% to -3.76%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2019	0.40% to 3.00%	90,632,346	17.88 to 17.66	2,089,633,792	2.13%	17.27% to 14.21%
2018	0.40% to 3.00%	100,698,428	15.25 to 15.46	2,004,019,494	1.76%	-6.06% to -8.53%
2017	0.40% to 3.00%	113,080,530	16.23 to 16.90	2,422,541,268	1.73%	12.48% to 9.55%
2016	0.40% to 3.00%	122,410,696	14.43 to 15.43	2,360,915,572	1.85%	6.72% to 3.94%
2015	0.40% to 3.00%	133,428,382	13.52 to 14.84	2,440,679,096	1.57%	-0.73% to -3.32%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2019	0.40% to 3.00%	37,248,051	16.40 to 14.63	713,356,346	2.14%	13.03% to 10.08%
2018	0.40% to 3.00%	41,053,128	14.51 to 13.29	703,386,792	1.88%	-4.12% to -6.64%
2017	0.40% to 3.00%	44,950,379	15.14 to 14.24	812,216,637	1.82%	8.78% to 5.94%
2016	0.40% to 3.00%	48,904,136	13.92 to 13.44	821,832,274	1.93%	5.28% to 2.54%
2015	0.40% to 3.00%	50,084,778	13.22 to 13.11	808,694,181	1.65%	-0.43% to -3.03%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2019	0.40% to 2.70%	37,616,534	15.40 to 12.62	581,852,781	2.16%	9.09% to 6.58%
2018	0.40% to 2.70%	41,086,948	14.12 to 11.84	587,674,624	1.98%	-2.20% to -4.47%
2017	0.40% to 2.80%	45,224,620	14.43 to 11.97	668,524,661	1.90%	5.26% to 2.73%
2016	0.60% to 2.80%	48,849,367	13.50 to 11.65	692,459,501	1.98%	3.64% to 1.35%
2015	0.60% to 2.80%	46,933,158	13.03 to 11.49	647,698,253	1.73%	-0.34% to -2.54%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2019	0.40% to 3.00%	344,268,967	28.74 to 15.86	6,765,651,488	1.62%	20.30% to 17.16%
2018	0.40% to 3.00%	363,160,318	23.89 to 13.54	5,986,647,628	1.18%	-5.36% to -7.85%
2017	0.40% to 3.00%	379,710,213	25.24 to 14.69	6,679,034,798	1.10%	15.33% to 12.33%
2016	0.40% to 3.00%	385,906,351	21.89 to 13.08	5,945,846,700	1.95%	8.56% to 5.74%
2015	0.40% to 3.10%	375,976,645	20.16 to 12.25	5,391,012,966	1.44%	0.58% to -2.15%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
2019	0.40% to 2.70%	4,425,266	29.59 to 14.37	72,133,662	2.82%	23.46% to 20.61%
2018	0.40% to 2.70%	4,587,657	23.96 to 11.91	61,099,009	1.84%	-11.10% to -13.17%
2017	0.65% to 2.70%	4,871,759	26.38 to 13.72	73,924,018	1.25%	19.02% to 16.57%
2016	0.75% to 2.70%	5,239,664	21.99 to 11.77	67,465,921	2.34%	7.55% to 5.45%
2015	0.40% to 2.70%	5,356,750	20.93 to 11.16	64,715,621	2.80%	-2.15% to -4.41%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2019	0.40% to 2.75%	19,173,402	20.18 to 14.03	310,244,835	2.79%	21.74% to 18.87%
2018	0.40% to 2.75%	21,482,129	16.58 to 11.80	289,247,189	1.94%	-9.87% to -12.01%
2017	0.40% to 3.05%	24,451,473	18.39 to 13.02	369,304,104	1.46%	17.60% to 14.48%
2016	0.40% to 3.05%	27,286,181	15.64 to 11.37	354,523,164	2.56%	7.16% to 4.32%
2015	0.40% to 3.05%	29,878,087	14.59 to 10.90	366,262,797	3.03%	-1.90% to -4.51%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)
2019	0.40% to 2.95%	149,287,227	19.62 to 13.48	2,397,275,270	2.79%	19.76% to 16.69%
2018	0.40% to 2.95%	167,139,954	16.38 to 11.55	2,264,765,326	1.97%	-8.53% to -10.88%
2017	0.40% to 2.95%	185,428,749	17.91 to 12.96	2,776,209,980	1.62%	15.34% to 12.40%
2016	0.40% to 3.00%	200,598,080	15.53 to 11.48	2,632,282,710	2.68%	6.89% to 4.11%
2015	0.40% to 3.00%	217,431,242	14.52 to 11.02	2,697,751,014	2.99%	-1.72% to -4.29%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
2019	0.40% to 3.40%	152,335,696	18.76 to 12.35	2,366,315,044	2.70%	17.67% to 14.13%
2018	0.40% to 3.40%	169,751,666	15.94 to 10.82	2,264,195,193	2.01%	-7.46% to -10.26%
2017	0.40% to 3.40%	187,940,542	17.22 to 12.06	2,738,361,078	1.75%	13.51% to 10.11%
2016	0.40% to 3.40%	204,434,070	15.17 to 10.95	2,651,970,663	2.67%	6.31% to 3.12%
2015	0.40% to 3.40%	218,892,033	14.27 to 10.62	2,699,910,291	2.81%	-1.46% to -4.43%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
2019	0.40% to 3.10%	136,546,286	17.82 to 12.29	2,043,288,342	2.61%	15.71% to 12.58%
2018	0.40% to 3.10%	148,478,478	15.40 to 10.92	1,939,268,123	2.19%	-6.61% to -9.16%
2017	0.40% to 3.10%	161,832,789	16.49 to 12.02	2,286,483,422	1.86%	11.60% to 8.59%
2016	0.40% to 3.10%	170,712,773	14.78 to 11.07	2,182,783,312	2.64%	5.68% to 2.83%
2015	0.40% to 3.10%	174,013,314	13.98 to 10.76	2,126,792,967	2.65%	-1.45% to -4.13%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
2019	0.40% to 2.95%	49,936,654	17.02 to 12.07	719,567,509	2.57%	13.84% to 10.93%
2018	0.40% to 2.95%	55,035,016	14.95 to 10.88	703,698,360	2.16%	-5.15% to -7.59%
2017	0.40% to 2.95%	60,127,400	15.76 to 11.78	819,027,614	1.88%	9.45% to 6.65%
2016	0.40% to 2.95%	65,146,020	14.40 to 11.04	819,439,987	2.59%	5.57% to 2.88%
2015	0.40% to 2.95%	68,111,828	13.64 to 10.73	819,912,745	2.47%	-1.46% to -3.98%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
2019	0.40% to 2.85%	47,160,771	15.90 to 11.09	617,094,844	2.48%	10.23% to 7.52%
2018	0.40% to 2.85%	50,580,027	14.43 to 10.32	605,610,214	2.15%	-3.00% to -5.40%
2017	0.40% to 2.85%	55,841,512	14.87 to 10.90	696,634,215	2.03%	5.93% to 3.34%
2016	0.40% to 2.85%	60,815,023	14.04 to 10.55	723,035,083	2.47%	4.20% to 1.64%
2015	0.40% to 2.85%	61,515,066	13.47 to 10.38	708,882,876	2.11%	-1.13% to -3.56%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2019	0.40% to 2.95%	82,100,866	20.75 to 15.74	1,523,490,816	2.18%	14.88% to 11.94%
2018	0.40% to 2.95%	87,424,198	18.06 to 14.06	1,425,937,414	1.89%	-5.23% to -7.67%
2017	0.40% to 2.95%	92,168,347	19.06 to 15.23	1,602,315,736	1.84%	10.69% to 7.86%
2016	0.40% to 2.95%	94,544,701	17.22 to 14.12	1,499,704,435	1.99%	5.88% to 3.18%
2015	0.40% to 2.95%	87,448,829	16.26 to 13.68	1,323,221,002	1.76%	-0.57% to -3.12%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2019	0.40% to 2.65%	62,012,665	25.28 to 19.81	1,397,418,551	2.05%	19.46% to 16.76%
2018	0.40% to 2.65%	68,870,094	21.16 to 16.97	1,312,150,957	1.65%	-6.85% to -8.96%
2017	0.40% to 2.65%	75,042,840	22.72 to 18.64	1,551,449,320	1.66%	14.35% to 11.78%
2016	0.40% to 2.65%	79,973,616	19.86 to 16.67	1,461,461,049	1.80%	7.31% to 4.89%
2015	0.40% to 2.65%	83,811,605	18.51 to 15.90	1,442,283,040	1.55%	-0.93% to -3.17%
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)
2019	0.40% to 2.50%	1,309,996	14.69 to 12.75	17,489,384	1.68%	17.04% to 14.58%
2018	0.40% to 2.50%	1,200,259	12.55 to 11.13	13,865,261	1.85%	-8.19% to -10.14%
2017	0.40% to 2.50%	696,475	13.67 to 12.38	8,938,477	1.42%	13.38% to 10.99%
2016	0.40% to 2.45%	612,499	12.06 to 11.18	7,018,150	1.38%	8.33% to 6.11%
2015	0.40% to 2.40%	474,175	11.13 to 10.55	5,086,004	3.11%	-2.15% to -4.12%
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)
2019	0.40% to 2.55%	1,555,557	15.71 to 13.58	22,706,372	1.93%	19.29% to 16.71%
2018	0.40% to 2.55%	1,144,692	13.17 to 11.64	14,081,019	1.96%	-10.55% to -12.49%
2017	0.40% to 2.55%	740,582	14.72 to 13.30	10,290,649	2.44%	17.41% to 14.89%
2016	1.15% to 2.40%	320,782	12.20 to 11.64	3,833,860	1.84%	10.11% to 8.72%
2015	1.30% to 2.40%	170,818	11.03 to 10.71	1,861,135	5.84%	-4.42% to -5.48%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
2019	0.40% to 2.85%	99,738,845	13.88 to 11.76	1,290,791,219	2.56%	14.95% to 12.13%
2018	0.40% to 2.85%	102,058,787	12.08 to 10.49	1,160,290,390	1.95%	-7.45% to -9.74%
2017	0.40% to 2.85%	100,871,469	13.05 to 11.62	1,251,039,482	1.67%	17.32% to 14.44%
2016	0.40% to 2.85%	98,053,986	11.12 to 10.15	1,047,139,959	2.40%	5.79% to 3.19%
2015	0.40% to 2.85%	91,651,481	10.51 to 9.84	935,119,776	1.21%	-5.26% to -7.59%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2019	0.40% to 2.85%	46,655,575	13.35 to 11.30	580,249,932	2.48%	13.40% to 10.61%
2018	0.40% to 2.85%	47,957,987	11.77 to 10.22	531,181,200	2.09%	-7.39% to -9.68%
2017	0.40% to 2.85%	49,134,469	12.71 to 11.32	593,599,285	1.71%	14.31% to 11.50%
2016	0.40% to 2.85%	49,115,359	11.12 to 10.15	524,456,631	2.38%	5.14% to 2.56%
2015	0.40% to 2.85%	45,300,352	10.57 to 9.89	464,991,727	1.31%	-4.68% to -7.02%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2019	0.40% to 2.85%	84,974,755	13.97 to 11.83	1,108,144,785	2.18%	14.79% to 11.96%
2018	0.40% to 2.85%	85,245,155	12.17 to 10.57	977,724,910	1.79%	-6.43% to -8.75%
2017	0.40% to 2.85%	82,410,823	13.01 to 11.58	1,019,974,342	1.72%	16.50% to 13.64%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.40% to 2.85%	77,549,916	11.17 to 10.19	832,143,425	1.82%	6.52% to 3.91%
2015	0.40% to 2.85%	65,985,280	10.48 to 9.81	671,610,820	1.87%	-4.34% to -6.69%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2019	0.40% to 2.85%	38,077,091	13.34 to 11.30	473,812,981	2.21%	12.55% to 9.78%
2018	0.40% to 2.85%	38,304,461	11.86 to 10.29	427,640,894	1.87%	-6.00% to -8.33%
2017	0.40% to 2.85%	38,456,865	12.61 to 11.23	461,308,267	1.78%	13.58% to 10.79%
2016	0.40% to 2.85%	37,537,776	11.11 to 10.14	400,604,316	1.85%	5.29% to 2.70%
2015	0.40% to 2.85%	33,773,880	10.55 to 9.87	345,921,135	1.67%	-3.63% to -6.00%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2019	0.40% to 2.90%	5,359,460	11.17 to 8.11	62,808,951	1.93%	3.27% to 0.68%
2018	0.40% to 2.90%	6,261,593	10.82 to 8.06	71,476,654	1.53%	0.61% to -1.92%
2017	0.40% to 2.90%	7,094,458	10.75 to 8.22	81,907,897	1.44%	0.49% to -2.03%
2016	0.40% to 2.90%	7,701,381	10.70 to 8.39	88,811,356	1.13%	0.82% to -1.71%
2015	0.40% to 2.90%	8,637,198	10.61 to 8.53	99,694,654	1.36%	-0.22% to -2.72%
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
2019	1.25% to 2.25%	7,137	17.36 to 14.95	116,470	0.15%	26.09% to 24.81%
2018	1.25% to 2.25%	8,216	13.77 to 11.98	106,639	0.12%	-18.00% to -18.83%
2017	1.15% to 2.25%	15,424	17.01 to 14.76	248,183	1.09%	25.31% to 23.92%
2016	1.50% to 2.25%	7,651	13.02 to 11.91	95,716	0.53%	-3.28% to -4.02%
2015	1.50% to 2.25%	7,363	13.46 to 12.41	96,067	1.00%	0.00% to -0.76%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2019	0.80% to 2.50%	72,408	14.91 to 37.78	3,157,985	0.00%	31.42% to 29.17%
2018	0.80% to 2.50%	75,180	11.35 to 29.25	2,533,406	0.00%	-7.31% to -8.91%
2017	0.80% to 2.50%	91,628	12.24 to 32.11	3,318,695	0.00%	23.57% to 21.46%
2016	0.80% to 2.50%	82,950	9.91 to 26.44	2,432,375	0.00%	3.33% to 1.56%
2015	0.80% to 2.50%	108,418	9.59 to 26.03	3,145,377	0.00%	-4.12% to -1.53%	****
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2019	0.80% to 2.35%	446,891	32.22 to 30.27	15,844,032	0.41%	24.88% to 22.93%
2018	0.80% to 2.35%	512,948	25.80 to 24.63	14,641,239	0.46%	-6.48% to -7.95%
2017	0.80% to 2.35%	620,643	27.59 to 26.76	19,084,309	0.50%	17.48% to 15.65%
2016	0.80% to 2.65%	731,358	23.49 to 22.18	19,228,044	0.66%	8.99% to 6.96%
2015	0.80% to 2.65%	879,767	21.55 to 20.74	21,369,110	0.54%	-1.26% to -3.10%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
2019	1.30% to 2.55%	851,617	12.13 to 11.07	10,056,420	1.92%	12.69% to 11.26%
2018	1.30% to 2.55%	925,125	10.77 to 9.95	9,728,895	1.29%	-7.63% to -8.81%
2017	1.30% to 2.55%	1,009,768	11.66 to 10.91	11,532,572	1.17%	8.81% to 7.44%
2016	1.30% to 2.80%	1,100,769	10.71 to 9.62	11,591,799	0.91%	4.44% to 2.86%
2015	1.30% to 2.80%	1,241,805	10.26 to 9.36	12,569,710	1.16%	-6.01% to -7.44%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
2019	1.30% to 2.50%	407,232	12.96 to 11.87	5,078,242	1.36%	15.12% to 13.72%
2018	1.30% to 2.50%	443,562	11.26 to 10.44	4,832,206	0.76%	-10.28% to -11.37%
2017	1.30% to 2.50%	908,323	12.55 to 11.78	11,186,391	1.29%	15.81% to 14.41%
2016	1.30% to 2.50%	957,595	10.83 to 10.30	10,223,761	1.34%	3.79% to 2.53%
2015	1.30% to 2.50%	1,049,821	10.44 to 10.04	10,832,301	1.56%	-10.56% to -11.64%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
2019	1.30% to 2.85%	597,271	12.94 to 10.81	7,455,381	1.80%	14.38% to 12.58%
2018	1.30% to 2.85%	629,849	11.32 to 9.60	6,905,389	1.24%	-8.82% to -10.26%
2017	1.30% to 2.85%	706,332	12.41 to 10.70	8,535,354	1.24%	12.14% to 10.39%
2016	1.15% to 2.85%	764,557	11.14 to 9.69	8,281,252	1.11%	4.63% to 2.84%
2015	1.15% to 2.85%	862,211	10.64 to 9.42	8,995,509	1.26%	-7.75% to -9.33%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2019	0.40% to 2.85%	6,714,306	10.71 to 9.78	69,148,806	2.37%	2.29% to -0.23%
2018	0.40% to 2.85%	4,846,128	10.48 to 9.80	49,347,196	2.12%	1.02% to -1.48%
2017	0.40% to 2.85%	2,423,474	10.37 to 9.95	24,681,162	1.63%	1.90% to -0.60%
2016	0.40% to 2.50%	944,987	10.18 to 10.03	9,541,193	0.94%	1.76% to 0.32%	****
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
2019	0.40%	23,677	10.86	257,017	3.31%	8.03%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.40%	1,696	10.05	17,043	0.43%	0.49%	****
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
2019	0.40% to 0.60%	26,395	10.08 to 9.95	265,577	1.59%	7.89% to 7.68%
2018	0.40% to 0.60%	25,651	9.34 to 9.24	239,192	2.32%	-2.70% to -2.90%
2017	0.40% to 0.60%	18,070	9.60 to 9.51	173,164	2.24%	3.15% to 2.94%
2016	0.40% to 0.60%	17,059	9.31 to 9.24	158,754	2.17%	4.66% to 4.45%
2015	0.40% to 0.60%	15,317	8.90 to 8.85	136,240	5.77%	-3.19% to -3.38%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2019	0.40% to 0.60%	53,592	12.72 to 12.55	678,593	1.76%	6.58% to 6.37%
2018	0.40% to 0.60%	52,907	11.93 to 11.80	628,907	1.41%	1.71% to 1.50%
2017	0.40% to 0.60%	11,528	11.73 to 11.62	135,131	5.13%	2.35% to 2.15%
2016	0.40%	10,635	11.46	121,889	1.40%	6.06%
2015	0.40% to 0.60%	12,103	10.81 to 10.75	130,620	3.29%	-0.11% to -0.31%
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2019	0.40% to 0.60%	5,450	10.50 to 10.47	57,094	4.33%	4.41% to 4.20%
2018	0.40% to 0.60%	5,377	10.06 to 10.04	54,032	1.57%	0.58% to 0.44%	****
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2019	0.40% to 2.80%	3,633,506	11.69 to 10.65	42,412,486	2.81%	11.30% to 8.62%
2018	0.40% to 2.75%	3,832,626	10.50 to 9.84	40,668,162	3.02%	-5.83% to -8.06%
2017	0.40% to 2.75%	4,156,552	11.15 to 10.70	47,412,110	4.52%	12.93% to 10.27%
2016	0.40% to 2.75%	4,281,948	9.88 to 9.70	43,779,732	2.51%	12.45% to 9.81%
2015	0.40% to 2.75%	4,507,663	8.78 to 8.84	41,502,382	3.17%	-9.55% to -11.69%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2019	0.40% to 2.75%	1,330,616	13.33 to 10.33	15,596,010	1.90%	6.49% to 3.98%
2018	0.40% to 2.75%	1,483,969	12.52 to 9.94	16,536,038	4.83%	-4.46% to -6.73%
2017	0.40% to 2.75%	1,504,589	13.10 to 10.65	17,756,763	1.47%	10.29% to 7.70%
2016	0.40% to 2.75%	1,723,219	11.88 to 9.89	18,641,304	1.10%	2.49% to 0.08%
2015	0.40% to 2.75%	1,869,995	11.59 to 9.88	20,050,860	1.41%	-7.55% to -9.73%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2019	0.40% to 2.90%	33,581,573	12.80 to 9.76	382,289,769	2.66%	3.51% to 0.91%
2018	0.40% to 2.90%	35,595,616	12.36 to 9.67	395,408,156	1.81%	-0.17% to -2.69%
2017	0.40% to 2.90%	36,607,998	12.39 to 9.94	411,665,133	1.24%	0.85% to -1.68%
2016	0.40% to 2.95%	37,135,940	12.28 to 10.07	418,563,527	1.39%	0.90% to -1.68%
2015	0.40% to 2.95%	36,964,975	12.17 to 10.24	417,352,491	3.37%	-0.19% to -2.75%
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2019	0.40% to 2.85%	31,717,096	12.64 to 10.18	363,477,084	2.90%	7.81% to 5.16%
2018	0.40% to 2.85%	34,163,917	11.72 to 9.68	366,647,370	2.44%	-1.03% to -3.48%
2017	0.40% to 2.85%	32,295,222	11.84 to 10.03	354,159,256	1.93%	4.40% to 1.84%
2016	0.40% to 2.85%	30,683,591	11.34 to 9.85	325,826,434	1.98%	2.17% to -0.33%
2015	0.40% to 2.85%	29,606,252	11.10 to 9.88	311,201,240	4.92%	-0.07% to -2.52%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
2019	0.40% to 0.60%	20,926	5.91 to 5.83	123,184	4.29%	10.91% to 10.68%
2018	0.40% to 0.60%	22,048	5.33 to 5.27	117,213	2.02%	-14.55% to -14.72%
2017	0.40% to 0.60%	15,330	6.24 to 6.18	95,488	10.92%	1.64% to 1.44%
2016	0.40% to 0.60%	12,213	6.14 to 6.09	74,957	1.02%	14.41% to 14.18%
2015	0.40% to 0.60%	11,828	5.37 to 5.34	63,449	4.21%	-25.96% to -26.11%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2019	0.40% to 2.55%	1,163,994	12.07 to 10.44	12,978,458	4.32%	14.19% to 11.73%
2018	0.40% to 2.50%	1,107,456	10.57 to 9.37	10,939,981	4.02%	-5.21% to -7.22%
2017	0.40% to 2.45%	1,173,838	11.15 to 10.12	12,388,382	4.93%	9.34% to 7.10%
2016	0.40% to 2.45%	804,800	10.20 to 9.45	7,844,517	5.19%	12.76% to 10.45%
2015	0.40% to 2.50%	529,314	9.05 to 8.55	4,624,115	5.22%	-2.76% to -4.81%
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
2019	0.40% to 0.60%	19,301	13.36 to 13.18	256,990	4.85%	14.15% to 13.92%
2018	0.40% to 0.60%	20,123	11.70 to 11.57	234,817	4.96%	-3.14% to -3.34%
2017	0.40% to 0.60%	11,334	12.08 to 11.97	136,781	4.62%	6.09% to 5.88%
2016	0.40% to 0.60%	29,352	11.39 to 11.31	334,267	5.15%	11.91% to 11.68%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.40% to 0.60%	8,419	10.18 to 10.12	85,656	4.24%	-2.16% to -2.36%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2019	0.60% to 2.10%	222,349	11.95 to 12.81	2,895,953	1.96%	29.62% to 27.67%
2018	0.95% to 2.10%	215,922	10.23 to 10.04	2,191,798	0.66%	-9.36% to -10.42%
2017	1.05% to 2.10%	168,534	11.28 to 11.20	1,896,326	0.00%	12.83% to 12.04%	****
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2019	0.95% to 2.45%	208,365	18.45 to 17.50	3,782,197	0.12%	35.44% to 33.39%
2018	0.95% to 2.45%	160,245	13.62 to 13.12	2,159,663	0.00%	1.40% to -0.14%
2017	0.95% to 2.20%	124,428	13.43 to 13.19	1,659,378	0.09%	29.66% to 28.03%
2016	0.95% to 2.20%	98,505	10.36 to 10.30	1,018,101	0.00%	3.58% to 2.98%	****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2019	1.15% to 2.85%	889,855	22.15 to 16.59	18,098,499	1.22%	23.71% to 21.59%
2018	1.15% to 2.85%	412,873	17.91 to 13.64	6,930,959	1.23%	-20.05% to -21.43%
2017	1.15% to 2.85%	238,311	22.40 to 17.37	4,984,087	1.69%	25.13% to 22.98%
2016	1.15% to 2.85%	96,688	17.90 to 14.12	1,605,654	0.87%	-3.57% to -5.23%
2015	1.15% to 2.05%	11,987	18.56 to 16.53	211,545	1.27%	-1.01% to -1.91%
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
2019	0.40% to 2.55%	814,651	23.86 to 19.54	17,482,244	0.00%	23.51% to 20.84%
2018	0.40% to 2.55%	898,461	19.32 to 16.17	15,775,103	0.63%	-7.55% to -9.56%
2017	0.40% to 2.55%	1,110,094	20.90 to 17.88	21,345,191	0.55%	17.05% to 14.53%
2016	0.40% to 2.55%	1,272,457	17.86 to 15.61	21,151,245	0.61%	10.56% to 8.18%
2015	0.40% to 2.55%	1,378,482	16.15 to 14.43	20,959,247	0.51%	-7.54% to -9.54%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2019	0.40% to 0.60%	17,421	15.56 to 15.35	270,882	0.69%	18.19% to 17.95%
2018	0.40% to 0.60%	17,884	13.17 to 13.02	235,295	0.59%	-8.71% to -8.89%
2017	0.40% to 0.60%	26,309	14.42 to 14.29	379,276	0.97%	4.96% to 4.75%
2016	0.40% to 0.60%	24,702	13.74 to 13.64	339,279	1.95%	20.48% to 20.23%
2015	0.40% to 0.60%	25,239	11.41 to 11.34	287,775	0.73%	-12.15% to -12.33%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2019	0.40% to 2.85%	6,515,519	48.47 to 38.10	281,656,169	0.00%	28.12% to 24.96%
2018	0.40% to 2.85%	7,141,535	37.83 to 30.49	243,790,188	0.00%	0.45% to -2.03%
2017	0.40% to 2.85%	7,441,709	37.66 to 31.12	255,692,808	0.00%	26.80% to 23.69%
2016	0.40% to 2.85%	7,778,961	29.70 to 25.16	213,291,589	0.00%	-11.07% to -13.25%
2015	0.40% to 2.85%	9,260,603	33.40 to 29.01	289,485,338	0.00%	12.02% to 9.27%
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2019	0.40% to 0.60%	20,955	12.23 to 12.19	256,083	0.00%	38.19% to 37.91%	****
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
2019	0.40% to 2.85%	4,531,754	6.69 to 5.16	25,916,249	0.00%	11.10% to 8.37%
2018	0.40% to 2.55%	4,611,558	6.02 to 4.86	23,971,126	0.00%	-28.71% to -30.26%
2017	0.40% to 2.85%	4,333,652	8.45 to 6.85	31,995,322	0.00%	-2.36% to -4.76%
2016	0.40% to 2.85%	5,646,906	8.65 to 7.19	43,116,182	0.29%	42.84% to 39.34%
2015	0.40% to 2.80%	3,711,701	6.06 to 5.17	20,106,760	0.03%	-33.89% to -35.49%
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)
2019	0.80% to 1.40%	253,821	21.20 to 20.79	6,133,783	0.34%	11.72% to 11.04%
2018	0.80% to 1.40%	288,142	18.98 to 18.72	6,272,880	7.69%	-6.89% to -7.46%
2017	0.80% to 1.40%	311,850	20.38 to 20.23	7,360,076	2.34%	11.35% to 10.68%
2016	0.80% to 1.40%	344,888	18.30 to 18.28	7,379,166	0.00%	5.57% to 4.94%
2015	0.80% to 1.40%	391,393	17.34 to 17.42	7,975,891	6.65%	-13.78% to -14.30%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2019	0.80% to 1.40%	493,694	35.44 to 30.82	15,492,202	0.46%	29.55% to 28.77%
2018	0.80% to 1.40%	546,069	27.36 to 23.94	13,296,936	0.32%	-24.10% to -24.56%
2017	0.80% to 1.40%	650,129	36.05 to 31.73	20,971,090	0.41%	49.83% to 48.93%
2016	0.80% to 1.40%	699,218	24.06 to 21.31	15,129,566	0.48%	-0.70% to -1.30%
2015	0.80% to 1.40%	809,875	24.23 to 21.59	17,743,844	0.57%	-14.68% to -15.20%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2019	0.80% to 2.35%	597,024	27.05 to 5.52	10,480,871	0.00%	10.97% to 9.24%
2018	0.80% to 2.40%	689,947	24.37 to 5.04	10,676,012	0.00%	-28.85% to -30.01%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.75% to 2.45%	822,612	7.91 to 7.17	17,814,098	0.00%	-2.43% to -4.10%
2016	0.75% to 2.45%	968,351	8.11 to 7.48	21,408,506	0.41%	42.64% to 40.20%
2015	0.75% to 2.75%	1,147,129	5.69 to 5.28	17,634,850	0.03%	-33.95% to -35.28%
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
2019	1.15% to 1.35%	5,849	28.41 to 27.49	162,425	0.54%	26.91% to 26.65%
2018	1.15% to 1.35%	5,933	22.39 to 21.70	129,994	0.42%	-14.31% to -14.48%
2017	1.15% to 1.35%	7,477	26.13 to 25.38	191,617	0.68%	25.01% to 24.75%
2016	1.15% to 1.35%	8,424	20.90 to 20.34	173,052	1.00%	2.70% to 2.50%
2015	1.15% to 1.35%	18,880	20.35 to 19.85	378,872	0.57%	-4.23% to -4.42%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2019	0.40% to 2.40%	188,313	10.86 to 10.71	1,687,024	3.33%	8.60% to 7.14%	****
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2019	0.40% to 2.75%	2,719,852	40.52 to 29.78	96,591,484	0.00%	24.33% to 21.40%
2018	0.40% to 2.85%	2,983,354	32.59 to 24.17	86,150,917	0.00%	0.90% to -1.60%
2017	0.40% to 2.85%	2,937,303	32.30 to 24.57	84,900,413	0.00%	25.36% to 22.28%
2016	0.40% to 2.85%	2,939,252	25.76 to 20.09	68,560,466	0.00%	7.32% to 4.68%
2015	0.40% to 2.85%	3,360,935	24.01 to 19.19	73,872,903	0.00%	-3.27% to -5.65%
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)
2019	1.40% to 1.75%	403	34.57 to 33.43	13,839	0.00%	35.13% to 34.65%
2018	1.40% to 1.75%	850	25.59 to 24.83	21,663	0.00%	-1.14% to -1.49%
2017	1.40% to 1.75%	850	25.88 to 25.20	21,922	0.01%	32.72% to 32.25%
2016	1.40% to 1.75%	850	19.50 to 19.06	16,525	0.00%	-0.89% to -1.24%
2015	1.15% to 1.75%	1,680	19.95 to 19.30	33,009	0.00%	0.18% to -0.43%
Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I (CAF)
2015	0.40% to 1.40%	1,160,643	13.76 to 27.09	34,653,285	0.34%	4.25% to 3.20%
Nationwide Variable Insurance Trust - NVIT Growth Fund: Class II (CAF2)
2015	0.40% to 2.75%	4,058,798	15.34 to 13.72	58,924,357	0.51%	3.95% to 1.49%
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (FCA2S)
2017	0.95% to 2.25%	40,251	14.05 to 13.73	618,423	1.34%	9.62% to 8.19%
2016	0.95% to 2.25%	43,051	12.82 to 12.69	605,853	1.53%	-5.39% to -6.62%
2015	0.95% to 2.25%	52,107	13.55 to 13.59	780,232	1.57%	-7.32% to -8.54%
Franklin Templeton Variable Insurance Products Trust - Franklin High Income VIP Fund: Class 2 (FTVHI2)
2016	0.40% to 0.60%	19,397	10.74 to 10.66	207,191	6.75%	16.48% to 16.25%
2015	0.40% to 0.60%	16,935	9.22 to 9.17	155,574	2.28%	-9.49% to -9.67%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares (GVSIA)
2017	0.40%	1,343	9.62	12,919	0.69%	-2.71%
2016	0.40%	770	9.89	7,614	2.04%	0.34%
2015	0.40%	770	9.85	7,588	0.87%	-1.45%	****
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB (PVGIB)
2016	1.05% to 2.10%	77,968	20.58 to 19.56	1,664,605	1.84%	13.81% to 12.61%
2015	1.05% to 2.45%	104,940	18.08 to 16.60	1,965,355	1.87%	-8.50% to -9.79%
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB (PVTVB)
2015	0.95% to 2.20%	55,063	20.48 to 19.13	1,160,971	1.25%	-7.00% to -8.18%
Wells Fargo Variable Trust - VT Total Return Bond Fund: Class 2 (WFVTRB)
2015	1.15% to 1.25%	21,348	14.46 to 14.30	305,653	1.28%	-1.02% to -1.12%

2019	Reserves for annuity contracts in payout phase:	$14,183,312
2019	Contract Owners’ Equity:	$55,490,273,506
2018	Reserves for annuity contracts in payout phase:	$11,069,590
2018	Contract Owners’ Equity:	$48,895,196,042
2017	Reserves for annuity contracts in payout phase:	$10,580,370
2017	Contract Owners’ Equity:	$54,201,450,452
2016	Reserves for annuity contracts in payout phase:	$9,930,422
2016	Contract Owners’ Equity:	$48,380,816,200
2015	Reserves for annuity contracts in payout phase:	$9,994,873
2015	Contract Owners’ Equity:	$45,303,722,763

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values.  Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2019

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company

(the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2019, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the years in the three- year period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2019, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission's Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 20, 2020

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2019	2018

Admitted assets
Invested assets
Bonds	$35,124	$32,348
Stocks	2,622	1,820
Mortgage loans, net of allowance	7,655	7,764
Policy loans	903	905
Derivative assets	94	100
Cash, cash equivalents and short-term investments	556	1,099
Securities lending collateral assets	132	101
Other invested assets	958	883
Total invested assets	$48,044	$45,020
Accrued investment income	573	394
Deferred federal income tax assets, net	601	532
Federal income tax receivable	108	129
Other assets	152	392
Separate account assets	105,655	92,874
Total admitted assets	$155,133	$139,341

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$39,139	$38,337
Policyholders dividend accumulation	452	466
Short-term debt	203	365
Asset valuation reserve	479	372
Payable for securities	113	158
Derivative liabilities	23	20
Securities lending payable	132	101
Other liabilities	1,682	1,428
Accrued transfers from separate accounts	(1,567)	(1,625)
Separate account liabilities	105,655	92,874
Total liabilities	$146,311	$132,496

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	700
Additional paid-in capital	1,998	1,398
Unassigned surplus	5,720	4,743
Total capital and surplus	$8,822	$6,845
Total liabilities, capital and surplus	$155,133	$139,341

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2019	2018	2017

Revenues
Premiums and annuity considerations	$10,168	$9,829	$10,403
Net investment income	1,974	1,927	1,958
Amortization of interest maintenance reserve	(2)	(1)	(2)
Other revenues	2,312	2,240	2,443
Total revenues	$14,452	$13,995	$14,802

Benefits and expenses
Benefits to policyholders and beneficiaries	$14,782	$13,961	$12,879
Increase in reserves for future policy benefits and claims	1,501	736	1,246
Net transfers from separate accounts	(3,747)	(2,468)	(950)
Commissions	674	670	683
Dividends to policyholders	38	40	46
Reserve adjustment on reinsurance assumed	(246)	(352)	(553)
Other expenses	417	398	466
Total benefits and expenses	$13,419	$12,985	$13,817

Income before federal income tax expense and net realized capital losses on investments	$1,033	$1,010	$985
Federal income tax (benefit) expense	(73)	64	(455)

Income before net realized capital losses on investments	$1,106	$946	$1,440

Net realized capital losses on investments, net of federal income tax expense of $7, $8 and $26 in 2019, 2018 and 2017, respectively, and excluding $0, $(1) and $3 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2019, 2018 and 2017, respectively

	(477)	(235)	(401)
Net income	$629	$711	$1,039

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2016	$4	$700	$963	$3,541	$5,208

Net income	-	-	-	1,039	1,039
Change in asset valuation reserve	-	-	-	(10)	(10)
Change in deferred income taxes	-	-	-	(446)	(446)
Change in net unrealized capital gains and losses, net of tax expense of $14	-	-	-	(157)	(157)
Change in nonadmitted assets	-	-	-	318	318
Other, net	-	-		(3)	(3)
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2019	2018	2017

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,184	$9,812	$10,424
Net investment income	1,825	2,041	2,062
Other revenue	2,708	2,329	2,439
Policy benefits and claims paid	(14,778)	(13,947)	(12,861)
Commissions, operating expenses and taxes, other than federal income tax paid	(847)	(710)	(563)
Net transfers from separate accounts	3,805	2,606	985
Policyholders' dividends paid	(40)	(45)	(48)
Federal income taxes recovered	87	74	115
Net cash provided by operating activities	$2,944	$2,160	$2,553

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,547	$3,366	$3,905
Stocks	58	1	1
Mortgage loans	910	580	585
Derivative assets	4	560	-
Other assets	381	190	77
Total investment proceeds	$4,900	$4,697	$4,568
Cost of investments acquired:
Bonds	$(6,327)	$(4,499)	$(4,875)
Stocks	(454)	(608)	(626)
Mortgage loans	(800)	(762)	(670)
Derivative assets	(687)	-	(467)
Other assets	(340)	(610)	(516)
Total investments acquired	$(8,608)	$(6,479)	$(7,154)
Net decrease (increase) in policy loans	2	36	(16)
Net cash used in investing activities	$(3,706)	$(1,746)	$(2,602)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$400	$-	$-
Capital contribution from Nationwide Financial Services, Inc.	600	435	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	(714)	228	(326)
Net change in short-term debt	(162)	365	(303)
Derivative liabilities	2	(135)	44
Other cash provided (used)	93	(172)	223
Net cash provided by (used in) financing activities and miscellaneous	$219	$721	$(362)

Net (decrease) increase in cash, cash equivalents and short-term investments	$(543)	$1,135	$(411)
Cash, cash equivalents and short-term investments at beginning of year	1,099	(36)	375
Cash, cash equivalents and short-term investments at end of year	$556	$1,099	$(36)

Supplemental disclosure of non-cash activities:
Exchange of bond investments	$592	$573	$238
Intercompany transfer of securities	$6	$108	$-
Intercompany transfer of mortgages	$-	$155	$-

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC is in the process of transitioning away from utilizing the exclusive agent model, which will be completed in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2019 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance and individual annuity contracts on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2019 and 2018, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $411 million and $183 million as of December 31, 2019 and 2018, respectively. The prescribed practice related to NLAIC guaranteed risks, which went into effect on December 31, 2019, increased the Company’s valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $226 million as of December 31, 2019.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2019 and 2018.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2019	As of December 31, 2018

Capital and Surplus
Statutory Capital and Surplus			OH	$8,822	$6,845
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	411	183
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(226)	-
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$8,940	$6,961

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are never consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are recorded directly in capital and surplus as net unrealized capital gains or losses;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives not designated as hedging instruments is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”).

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of December 31, 2017, the Company calculated a portion of its life insurance reserves under a Principle-Based Reserves (“PBR”) framework in accordance with Valuation Manual 20: Requirements for PBR for Life Products. Valuation Manual 20 was only applicable for newly issued life insurance business and allowed for a three-year implementation period. Reserving for all life insurance business issued after the earlier of the products conversion or December 31, 2019 will be under a PBR framework.

As of December 31, 2019 and 2018, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII "CARVM for Variable Annuities", which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded to realizable value.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost which approximates fair value. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus.

Other invested assets. Other invested assets consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company has sold $2.2 billion, $2.0 billion and $1.7 billion in Tax Credit Funds to unrelated third parties as of December 31, 2019, 2018 and 2017, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

●

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

●	the bond must never have been classified as a default security;

●

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

●	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $116 million and $132 million as of December 31, 2019 and 2018, respectively. All unamortized goodwill as of December 31, 2019 and 2018, is related to the acquisition of JNF, which represents 69% and 76%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2019 and 2018. Amortization of goodwill totaled $16 million, $16 million and $14 million for the years ended December 31, 2019, 2018 and 2017, respectively. No goodwill was impaired during these periods.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% and 5% of the Company’s life insurance in force in 2019 and 2018, respectively, and 50% and 51% of the number of life insurance policies in force in 2019 and 2018, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2019 and 2018.

Subsequent Events

The Company evaluated subsequent events through March 20, 2020, the date the statutory financial statements were issued.

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to its operations and financial condition.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in millions)	account	guarantees	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$128	$-	$-	$128

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$20	$203	$-	$223	0%
At book value less current surrender charge of 5% or more	422	-	-	422	1%
At fair value	-	-	54,038	54,038	90%
Total with market value adjustment or at fair value	$442	$203	$54,038	$54,683	91%
At book value without adjustment (minimal or no charge or adjustment)	2,497	-	12	2,509	4%
Not subject to discretionary withdrawal	2,622	-	49	2,671	5%
Total, gross	$5,561	$203	$54,099	$59,863	100%
Less: Reinsurance ceded	(105)	-	-	(105)
Total, net	$5,456	$203	$54,099	$59,758
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$223	$-	$-	$223

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in millions)	account	guarantees	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$1	$-	$-	$1

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$15,748	$2,366	$-	$18,114	46%
At book value less current surrender charge of 5% or more	76	-	-	76	0%
At fair value	-	-	15,869	15,869	40%
Total with market value adjustment or at fair value	$15,824	$2,366	$15,869	$34,059	86%
At book value without adjustment (minimal or no charge or adjustment)	4,938	-	-	4,938	12%
Not subject to discretionary withdrawal	614	2	-	616	2%
Total, gross	$21,376	$2,368	$15,869	$39,613	100%
Less: Reinsurance ceded	(63)	-	-	(63)
Total, net	$21,313	$2,368	$15,869	$39,550
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$4	$-	$-	$4

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

		Separate
	General	account non-		% of
(in millions)	account	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$4	$-	$4	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$17	$-	$17	0%
At book value without adjustment (minimal or no charge or adjustment)	504	4	508	14%
Not subject to discretionary withdrawal	3,316	12	3,328	86%
Total, gross	$3,837	$16	$3,853	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,837	$16	$3,853

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$27,880	$26,750
Supplemental contracts with life contingencies, net	17	19
Deposit-type contracts	3,122	3,837
Subtotal	$31,019	$30,606

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$82,264	$72,539
Other contract deposit funds	16	16
Subtotal	$82,280	$72,555
Total annuity actuarial reserves and deposit fund liabilities, net	$113,299	$103,161

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
	Account	Cash		Account	Cash
(in millions)	value	value	Reserve	value	value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	21,840	19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	21,840	19,596

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

	General account			Separate account - nonguaranteed
	Account	Cash		Account	Cash
(in millions)	value	value	Reserve	value	value	Reserve
December 31, 2018
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,682	2,692	2,704	-	-	-
Universal life with secondary guarantees	309	245	534	-	-
Indexed universal life with secondary guarantees	103	73	108	-	-	-
Other permanent cash value life insurance	-	1,478	2,731	-	-	-
Variable life	1,626	1,715	1,799	16,599	16,583	16,583
Subtotal	$4,720	$6,214	$7,887	$16,599	$16,583	$16,583
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	337	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	10	-	-	-
Disability - disabled lives	-	-	53	-	-	-
Miscellaneous reserves	-	-	35	-	-	-
Total, gross	$4,720	$6,214	$8,323	$16,599	16,583	16,583
Less: reinsurance ceded	(11)	(11)	(294)	-	-	-
Total, net	$4,709	$6,203	$8,029	$16,599	16,583	16,583

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Life, accident and health annual statement:
Life Insurance, net	$8,292	$7,937
Accidental death benefits, net	1	1
Disability - active lives, net	10	9
Disability - disabled lives, net	52	50
Miscellaneous reserves section, net	32	31
Subtotal	$8,387	$8,028

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$22,138	$18,905
Other contract deposit funds	5	2
Subtotal	$22,143	$18,907
Total annuity actuarial reserves and deposit fund liabilities, net	$30,530	$26,935

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third-Party Administrators

The following table summarizes direct premium written by managing general agents and third-party administrators as of December 31, 2019:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	$29
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	44
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	11
Consolidated Health Plans	04-3187843	Exclusive	Accident & health	C / CA / P / B	53
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	59
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	6
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	70
Health Insurance Innovations	46-1282634	Not Exclusive	Accident & health	B / P / U	1
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	23
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	18
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	26
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	94
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	7
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	3
Total Direct Premiums Written and Produced					$444
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2019		December 31, 2018
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$67,222	$-	$59,425	$-
Group annuities	16,187	-	14,376	-
Life insurance	22,246	-	19,073	-
Total	$105,655	$-	$92,874	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507
2015	$21	$465

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value and are included as a nonindexed guarantee.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account and are included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of variable universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Variable Separate Account. It provides a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423
1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2018
Premiums, considerations or deposits	$-	$122	$-	$6,270	$6,392
Reserves
For accounts with assets at:
Fair value	$-	$2,371	$198	$86,569	$89,138
Amortized cost	-	2,322	-	-	2,322
Total reserves	$-	$4,693	$198	$86,569	$91,460
By withdrawal characteristics:
With market value adjustment	$-	$2,371	$198	$-	$2,569
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	86,493	86,493
At book value without market value adjustment and with current surrender charge less than 5%	-	2,322	-	15	2,337
Subtotal	$-	$4,693	$198	$86,508	$91,399
Not subject to discretionary withdrawal	-	-	-	61	61
Total reserves[1]	$-	$4,693	$198	$86,569	$91,460
1

The total reserves balance does not equal the liabilities related to separate accounts of $92.9 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

	December 31,
(in millions)	2019	2018	2017
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$6,142	$6,392	$6,732
Transfers from separate accounts	(9,470)	(8,461)	(7,327)
Net transfers from separate accounts	$(3,328)	$(2,069)	$(595)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(321)	(303)	(255)
Fees not included in general account transfers	(68)	(58)	(67)
Other miscellaneous adjustments not included in the general account balance	(30)	(38)	(33)
Transfers as reported in the statutory statements of operations	$(3,747)	$(2,468)	$(950)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Common stocks affiliated[1]	2,386	-	-	2,386
Preferred stocks unaffiliated	55	4	-	59
Total stocks	$2,622	$4	$-	$2,626
Total bonds and stocks	$37,746	$2,718	$103	$40,361

December 31, 2018
Bonds:
U.S. Government	$8	$-	$-	$8
States, territories and possessions	363	25	2	386
Political subdivisions	268	35	1	302
Special revenues	2,043	191	6	2,228
Industrial and miscellaneous	24,661	438	738	24,361
Loan-backed and structured securities	5,005	188	59	5,134
Total bonds	$32,348	$877	$806	$32,419
Common stocks unaffiliated	$138	$-	$-	$138
Common stocks affiliated[1]	1,644	-	-	1,644
Preferred stocks unaffiliated	38	6	2	42
Total stocks	$1,820	$6	$2	$1,824
Total bonds and stocks	$34,168	$883	$808	$34,243
1	Includes investment in NLAIC and JNF of $2.2 billion and $169 million as of December 31, 2019, respectively, and $1.5 billion and $175 million as of December 31, 2018, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2019. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,000	$1,009
Due after one year through five years	6,874	7,141
Due after five years through ten years	10,404	10,997
Due after ten years	11,413	12,948
Total bonds excluding loan-backed and structured securities	$29,691	$32,095
Loan-backed and structured securities	5,433	5,640
Total bonds	$35,124	$37,735

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2019
Bonds:
States, territories and possessions	23	1	-	-	23	1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

December 31, 2018
Bonds:
U.S. Government	$-	$-	$1	$-	$1	$-
States, territories and possessions	107	2	-	-	107	2
Political subdivisions	29	1	-	-	29	1
Special revenues	230	4	53	3	283	7
Industrial and miscellaneous	10,798	437	4,314	368	15,112	805
Loan-backed and structured securities	1,950	24	649	41	2,599	65
Total bonds	$13,114	$468	$5,017	$412	$18,131	$880
Common stocks unaffiliated	39	6	-	-	39	6
Preferred stocks unaffiliated	35	2	-	-	35	2
Total bonds and stocks	$13,188	$476	$5,017	$412	$18,205	$888

As of December 31, 2019, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company does not have the intent to sell and has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2019 and 2018.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Amortized cost:
Loans with non-specific reserves	$7,675	$7,783
Loans with specific reserves	14	6
Total amortized cost	$7,689	$7,789
Valuation allowance:
Non-specific reserves	$31	$23
Specific reserves	3	2
Total valuation allowance[1]	$34	$25
Mortgage loans, net of allowance	$7,655	$7,764
1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2019, 2018, and 2017 were immaterial.

As of December 31, 2019 and 2018, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2019
Apartment	$2,958	$125	$3,083	$3,071	$12	$3,083
Industrial	905	-	905	904	1	905
Office	1,305	-	1,305	1,291	14	1,305
Retail	2,167	9	2,176	2,156	20	2,176
Other	220	-	220	220	-	220
Total	$7,555	$134	$7,689	$7,642	$47	$7,689
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

December 31, 2018
Apartment	$3,064	$71	$3,135	$3,135	$-	$3,135
Industrial	953	10	963	959	4	963
Office	1,329	-	1,329	1,323	6	1,329
Retail	2,169	-	2,169	2,167	2	2,169
Other	193	-	193	193	-	193
Total	$7,708	$81	$7,789	$7,777	$12	$7,789
Weighted average DSC ratio	2.08	1.59	2.07	2.07	0.76	2.07
Weighted average LTV ratio	55%	94%	56%	56%	61%	56%

As of December 31, 2019 and 2018, the Company has a diversified mortgage loan portfolio with no more than 23% and 24%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2019 were 12.0% and 3.1%, respectively, and for those originated or acquired during 2018 were 10.0% and 2.8%, respectively. As of December 31, 2019 and 2018, the maximum LTV ratio of any one loan at the time of loan origination was 82% and 85%. As of December 31, 2019 and 2018, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $306 million and $145 million as of December 31, 2019 and 2018, respectively. The Company held $132 million and $101 million of cash collateral on securities lending as of December 31, 2019 and 2018, respectively. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. As of December 31, 2018, the carrying value and fair value of reinvested collateral assets was $101 million. The fair value of bonds acquired with reinvested collateral assets was $134 million and $102 million as of December 31, 2019 and 2018, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $180 million and $48 million of non-cash collateral on securities lending as of December 31, 2019 and 2018, respectively.

Low-Income Housing Tax Credit Funds

The amount of low-income housing tax credits and other tax benefits recognized was $35 million, $33 million and $32 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The partnership interests in low-income housing tax credit funds recognized in the statements of admitted assets, liabilities, capital and surplus was $174 million and $166 million as of December 31, 2019 and 2018, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2019	2018	2017
Bonds	$1,408	$1,378	$1,414
Mortgage loans	353	335	335
Policy loans	45	54	38
Other	276	269	272
Gross investment income	$2,082	$2,036	$2,059
Investment expenses	(108)	(109)	(101)
Net investment income	$1,974	$1,927	$1,958

There was no investment income due and accrued that was nonadmitted as of December 31, 2019 and 2018.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2019	2018	2017
Gross gains on sales	$71	$22	$44
Gross losses on sales	(21)	(16)	(31)
Net realized gains on sales	$50	$6	$13
Net realized derivative losses	(515)	(226)	(382)
Other-than-temporary impairments	(5)	(8)	(3)
Total net realized losses on sales	$(470)	$(228)	$(372)
Tax expense on net losses	7	8	26
Net realized capital losses, net of tax	$(477)	$(236)	$(398)
Less: Realized (losses) gains transferred to the IMR	-	(1)	3
Net realized capital losses, net of tax and transfers to the IMR	$(477)	$(235)	$(401)

For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively. For the year ended December 31, 2017, gross realized gains and gross realized losses on sales of bonds were $42 million and $26 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $496 million and $454 million as of December 31, 2019 and 2018, respectively. As of December 31, 2019 and 2018, there were $45 million and $179 million of commitments to purchase private placement bonds, $147 million and $7 million of outstanding commitments to fund mortgage loans and $0 and $11 million of outstanding commitments to purchase common stock, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. As of December 31, 2019 and 2018, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

December 31, 2018
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	234	2	2	-	-
Cross currency swaps	1,441	79	90	(36)	1
Futures	2,647	-	-	-	-
Total	$4,329	$80	$92	$(37)	$-

Of the $105 million and $92 million of fair value of derivative assets as of December 31, 2019 and 2018, $14 million and $24 million were subject to master netting agreements, the Company received $68 million and $52 million of cash collateral and $45 million and $22 million in pledged securities, resulting in an immaterial uncollateralized position as of December 31, 2019 and 2018. Of the $20 million and $37 million of fair value of derivative liabilities as of December 31, 2019 and 2018, $14 million and $24 million were subject to master netting agreements, the Company posted $3 million and $12 million of cash collateral respectively, resulting in an immaterial uncollateralized position as of December 31, 2019 and 2018. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $128 million and $127 million as of December 31, 2019 and 2018, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2019	2018	2017	2019	2018	2017
Interest rate swaps	$-	$(5)	$-	$-	$35	$(1)
Options	3	(313)	3	4	244	(64)
Cross currency swaps	(1)	-	-	(13)	65	(103)
Futures	(517)	92	(385)	(169)	132	(41)
Total	$(515)	$(226)	$(382)	$(178)	$476	$(209)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Industrial and miscellaneous	-	3	6	-	9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	1
Liabilities at fair value	$-	$1	$-	$-	1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2018:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Special Revenues	$-	$1	$-	$-	$1
Industrial and miscellaneous	-	7	8	-	15
Common stocks unaffiliated	45	78	1	14	138
Derivative assets	-	-	2	-	2
Separate account assets	88,994	2,106	80	1,390	92,570
Assets at fair value	$89,039	$2,192	$91	$1,404	$92,726
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2018:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2017	$8	$1	$278	$61	$348
Net gains (losses):
In operations	2	(1)	(313)	-	(312)
In surplus	1	-	244	19	264
Purchases	3	1	36	-	40
Sales	(7)	-	(243)	-	(250)
Transfers into Level 3	4	-	-	-	4
Transfers out of Level 3	(3)	-	-	-	(3)
Balance as of December 31, 2018	$8	$1	$2	$80	91
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2018 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts	$-	$-	$22,186	$22,186	$25,720
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$22,186	$22,205	$25,742

December 31, 2018
Assets:
Bonds[1]	$1,139	$30,416	$848	$32,403	$32,332
Preferred stocks unaffiliated	-	42	-	42	38
Mortgage loans, net of allowance	-	-	7,677	7,677	7,764
Policy loans	-	-	905	905	905
Derivative assets	-	90	-	90	98
Short-term investments	-	813	-	813	813
Securities lending collateral assets	100	1	-	101	101
Separate account assets	3	298	-	301	304
Total assets	$1,242	$31,660	$9,430	$42,332	$42,355
Liabilities:
Investment contracts	$-	$-	$23,511	$23,511	$25,432
Derivative liabilities	-	36	-	36	19
Total liabilities	$-	$36	$23,511	$23,547	$25,451
1	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(8)	Federal Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and became effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities. As of December 31, 2017, the unfavorable impact to capital and surplus as a result of the remeasurement of the gross deferred tax assets and liabilities was partially offset by the favorable change in non-admitted assets, which includes the reclassification of the AMT credit to an admitted income tax receivable. Additional provisions of the Act applied to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which included a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The Company recorded $52 million of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in a $11 million increase to the provisional amounts recorded, with no impact to net deferred tax assets.

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

	December 31, 2018
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$701	$57	$758
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$701	$57	$758
Less: Deferred tax assets nonadmitted	(73)	(33)	(106)
Net admitted deferred tax assets	$628	$24	$652
Less: Deferred tax liabilities	(119)	(1)	(120)
Net admitted deferred tax assets	$509	$23	$532

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2019	2018	Change
Adjusted gross deferred tax assets	$774	$758	$16
Total deferred tax liabilities	(136)	(120)	(16)
Net deferred tax assets	$638	$638	$-
Less: Tax effect of unrealized gains			29
Change in deferred income tax			$(29)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737

	December 31, 2018
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$-	$-
Adjusted gross deferred tax assets expected to be realized[1]	509	23	532
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	119	1	120
Admitted deferred tax assets	$628	$24	$652
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2019 and 2018, the threshold limitation for adjusted capital and surplus was $1.2 billion and $927 million, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.1 billion and $6.2 billion as of December 31, 2019 and 2018, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,296% and 1,081% as of December 31, 2019 and 2018, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

	December 31, 2018
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	12.14%	0.00%	12.14%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2019 and 2018.

There are no temporary differences for which deferred tax liabilities are not recognized.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2019	2018	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$107	$1
Investments	88	35	53
Deferred acquisition costs	201	136	65
Policyholders' dividends accumulation	5	6	(1)
Compensation and benefits accrual	10	11	(1)
Tax credit carry-forward	303	391	(88)
Other	15	15	-
Subtotal	$730	$701	$29
Nonadmitted	(13)	(73)	60
Admitted ordinary deferred tax assets	$717	$628	$89
Capital:
Investments	44	57	(13)
Subtotal	$44	$57	$(13)
Nonadmitted	(24)	(33)	9
Admitted capital deferred tax assets	$20	$24	$(4)
Admitted deferred tax assets	$737	$652	$85

Deferred tax liabilities
Ordinary:
Investments	$(26)	$(35)	$9
Deferred and uncollected premium	(6)	(7)	1
Future policy benefits and claims	(58)	(73)	15
Deferred acquisition costs	(43)	-	(43)
Other	(1)	(4)	3
Subtotal	$(134)	$(119)	$(15)
Capital:
Investments	(2)	(1)	(1)
Subtotal	$(2)	$(1)	$(1)
Deferred tax liabilities	$(136)	$(120)	$(16)
Net deferred tax assets	$601	$532	$69

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2019	2018	2017
Current income tax (benefit) expense	$(66)	$73	$(429)
Change in deferred income tax (without tax on unrealized gains and losses)	29	(72)	446
Total income tax (benefit) expense reported	$(37)	$1	$17

Income before income and capital gains taxes	$563	$783	$610
Federal statutory tax rate	21%	21%	35%
Expected income tax expense at statutory tax rate	$118	$164	$214
Decrease in actual tax reported resulting from:
Dividends received deduction	(101)	(99)	(267)
Change in tax reserves	-	16	(14)
Tax credits	(53)	(51)	(81)
Tax (benefit) expense related to the Act[1]	-	(26)	163
Other	(1)	(3)	2
Total income tax (benefit) expense reported	$(37)	$1	$17
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Act.

The Company has $6 million and $0 in federal income tax expense available for recoupment in the event of future net losses as of December 31, 2019 and 2018, respectively.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability until 2021. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers remaining each year are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. The Company had $159 million and $284 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019 and 2018, respectively.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2019:

(in millions)	Amount	Origination	Expiration
Business credits	$7	2010	2030
Business credits	$11	2011	2031
Business credits	$9	2012	2032
Business credits	$9	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

AGMC Reinsurance, Ltd.	Nationwide Financial General Agency, Inc.
Allied General Agency Company	Nationwide Financial Services, Inc.
Allied Group, Inc.	Nationwide General Insurance Company
Allied Holdings (Delaware), Inc.	Nationwide Global Holdings, Inc.
Allied Insurance Company of America	Nationwide Indemnity Company
Allied Property and Casualty Insurance Company	Nationwide Insurance Company of America
Allied Texas Agency, Inc.	Nationwide Insurance Company of Florida
AMCO Insurance Company	Nationwide Investment Services Corporation
American Marine Underwriters, Inc.	Nationwide Life and Annuity Insurance Company
Crestbrook Insurance Company	Nationwide Life Insurance Company
Depositors Insurance Company	Nationwide Lloyds
DVM Insurance Agency, Inc.	Nationwide Member Solutions Agency, Inc.
Eagle Captive Reinsurance, LLC	Nationwide Property and Casualty Ins. Company
Freedom Specialty Insurance Company	Nationwide Retirement Solutions, Inc.
Harleysville Group, Inc.	Nationwide Trust Company, FSB
Harleysville Insurance Company	NBS Insurance Agency, Inc.
Harleysville Insurance Company of New Jersey	NWD Investment Management, Inc.
Harleysville Insurance Company of New York	On Your Side Nationwide Insurance Agency, Inc.
Harleysville Lake States Insurance Company	Premier Agency, Inc.
Harleysville Life Insurance Company	Registered Investment Advisors Services, Inc.
Harleysville Preferred Insurance Company	Riverview International Group, Inc.
Harleysville Worcester Insurance Company	Scottsdale Indemnity Company
Jefferson National Financial Corporation	Scottsdale Insurance Company
Jefferson National Securities Corporation	Scottsdale Surplus Lines Insurance Company
JNF Advisors, Inc.	THI Holdings (Delaware), Inc.
Lone Star General Agency, Inc.	Titan Auto Insurance of New Mexico, Inc.
National Casualty Company	Titan Indemnity Company
Nationwide Advantage Mortgage Company	Titan Insurance Company
Nationwide Affinity Insurance Company of America	Titan Insurance Services, Inc.
Nationwide Agribusiness Insurance Company	V.P.I. Services, Inc.
Nationwide Assurance Company	Veterinary Pet Insurance Company
Nationwide Cash Management Company	Victoria Fire & Casualty Company
Nationwide Corporation	Victoria National Insurance Company
Nationwide Financial Assignment Company	Victoria Select Insurance Company

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2019 and 2018.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2019	2018
$750 million commercial paper program (1.75%)	$200	$362
Accrued interest payable	3	3
Total short-term debt	$203	$365

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2018, the Company had access to borrow up to $250 million from the FHLB to provide financing for operations that expired on March 22, 2019. In March 2019, the Company renewed the agreement with the FHLB until March 22, 2020 and increased the borrowing limit from $250 million to $300 million. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.0 billion and $5.8 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2019 and 2018, respectively.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2019 and 2018.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2019 and 2018.

The amount of interest paid on short-term debt was immaterial in 2019, 2018 and 2017.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million and $25 million in membership stock and as part of the agreement, purchased and held an additional $53 million in activity stock as of December 31, 2019 and 2018, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company's liability for advances from the FHLB was $1.8 billion and $2.5 billion as of December 31, 2019 and 2018, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.2 billion (1.4% of total admitted assets) as of December 31, 2019 and $3.1 billion (2.2% of total admitted assets) as of December 31, 2018, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/20/2059
Total		$1,100	$1,100	$54	$934	$-

December 31, 2018
12/19/2001	7.50%	$300	$300	$23	$383	$-	12/31/2031
6/27/2002	8.15%	300	300	24	399	-	6/27/2032
12/23/2003	6.75%	100	100	7	98	-	12/23/2033
Total		$700	$700	$54	$880	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11) Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2019, 2018 and 2017 included premiums of $529 million, $506 million and $483 million, respectively, benefits and claims, net of third party reinsurance recoveries of $17 million, $14 million, and $8 million respectively, net investment earnings on funds withheld assets of $33 million, $20 million and $19 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $2 million, respectively. As of December 31, 2019 and 2018, the carrying value of the funds withheld assets was $795 million and $870 million, respectively, which consists of bonds and short-term investments that had a carrying value of $722 million and $785 million, respectively, and mortgage loans that had a carrying value of $73 million and $85 million, respectively. As of December 31, 2019 and 2018, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $275 million and $638 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $248 million as of December 31, 2019, and amounts receivable from Eagle were $241 million as of December 31, 2018.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $279 million, $257 million and $158 million for the years ended December 31, 2019, 2018 and 2017, respectively, while benefits, claims and expenses ceded were $273 million, $237 million and $108 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2019, 2018 and 2017 and include premiums of $14 million, $14 million and $24 million, respectively, net investment income of $49 million, $58 million and $84 million, respectively, and benefits, change in reserves and other expenses of $251 million, $358 million and $566 million, respectively. The reserve adjustment for 2019, 2018 and 2017 of $(246) million, $(352) million and $(553) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.2 billion and $1.4 billion as of December 31, 2019 and 2018, respectively, and amounts payable related to this agreement were $0.4 million and $5 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $39 million and $40 million as of December 31, 2019 and 2018, respectively. Total premiums assumed under this treaty were $11 million, $8 million and $9 million during 2019, 2018 and 2017, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $157 million as of December 31, 2019 and 2018.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2019 and 2018 were $438 million and $470 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), Transamerica Financial Life Insurance Company (“TFLIC”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2019 and 2018. Total reserve credits taken on these contracts as of December 31, 2019 and 2018 totaled $90 million and $89 million for each year, from SBL, $54 million and $63 million, respectively, from TFLIC and $41 million and $44 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

(12) Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2019, 2018 and 2017, the Company was allocated costs from NMIC and NSC totaling $220 million, $235 million and $224 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.5 billion, $3.4 billion and $3.4 billion as of December 31, 2019, 2018 and 2017, respectively. Total revenues from these contracts were $120 million, $119 million and $125 million for the years ended December 31, 2019, 2018 and 2017, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $112 million, $107 million and $111 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2019, 2018 and 2017, the Company was allocated costs from NMIC of $11 million, $10 million and $11 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2019, 2018 and 2017.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2019, 2018 and 2017, customer allocations to NFG funds totaled $66.8 billion, $60.7 billion and $65.8 billion, respectively. For the years ended December 31, 2019, 2018 and 2017, NFG paid the Company $227 million, $227 million and $219 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $616 million, $754 million and $30 million as of December 31, 2019, 2018 and 2017, respectively.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2019, 2018 and 2017 was $71 million, $72 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2038. As of December 31, 2019 and 2018, the Company had mortgage loans outstanding of $348 million and $321 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2019 and 2018, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2019, there was no outstanding borrowings from affiliated entities at any given time. During 2018, the most the Company had outstanding at any given time was $65 million, and the amount the Company incurred for interest expense on intercompany repurchase agreements during 2019, 2018 and 2017 were immaterial.

During 2019, 2018 and 2017, the Company received capital contributions of $600 million, $435 million and $0, respectively, from NFS.

During 2019, 2018 and 2017, the Company paid capital contributions of $400 million, $565 million and $400 million, respectively, to NLAIC.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million. On December 31, 2018, the Company made a capital contribution of $180 million to Eagle.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

During 2019 and 2018, Eagle made distributions to the Company based on their earned surplus position. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million. On November 9, 2018, the Company received a dividend distribution of $103 million from Eagle that was declared on September 26, 2018. On August 10, 2018, the Company received a dividend distribution of $102 million from Eagle that was declared on June 27, 2018. On May 10, 2018, the Company received a dividend distribution of $45 million from Eagle that was declared on March 28, 2018.

During the fourth quarter of 2018, $1.0 billion of FHLB fixed-rate advances previously held by Nationwide Trust Company, FSB (“NTC”), formerly known as Nationwide Bank, an affiliate of the Company, were transferred to the Company along with $772 million of cash, $155 million of commercial mortgage loans and $109 million of bonds. The advances were converted to funding agreements and are classified as future policy benefits and claims consistent with other funding agreements with the FHLB. Additionally, the Company acquired $6 million of commercial mortgage loans from NTC.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $69 million and $66 million as of December 31, 2019 and 2018, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there would be no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC's single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2019 and 2018 were approximately $9 million and $10 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14) Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2019, 2018 and 2017, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2019, was $8.8 billion and statutory net income for 2019 was $629 million. As of January 1, 2020, the Company has the ability to pay dividends to NFS totaling $882 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I      Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2019:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. Government corporations	$2	$2	$2
	U.S government and agencies	117	143	117
	Obligations of states and political subdivisions	3,266	3,699	3,266
	Foreign governments	65	73	65
	Public utilities	3,563	3,805	3,549
	All other corporate, mortgage-backed and asset-backed securities	28,176	30,015	28,125
	Total fixed maturity securities	$35,189	$37,737	$35,124
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	62	61	61
	Industrial, miscellaneous and all other	115	120	120
	Nonredeemable preferred stocks	55	59	55
	Total equity securities[1]	$232	$240	$236
	Mortgage loans[2]	7,689		7,655
	Short-term investments	556		556
	Policy loans	903		903
	Other long-term investments[3]	1,039		1,039
	Total invested assets	$45,608		$45,513
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $145 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III     Supplementary Insurance Information

As of December 31, 2019, 2018 and 2017 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Workplace Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229
Total		$39,139			$10,168
2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Workplace Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456
Total		$38,337			$9,829
2017
Life Insurance		$5,096			$413
Annuities		8,147			4,424
Workplace Solutions		18,771			3,986
Corporate Solutions and Other		5,043			1,580
Total		$37,057			$10,403

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income [3]	Benefits, claims, losses and settlement expenses [4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses[3]	Premiums written
2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Workplace Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105
Total	$1,974	$16,957		$417
2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Workplace Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64
Total	$1,927	$15,367		$398
2017
Life Insurance	$279	$779		$151
Annuities	324	7,452		54
Workplace Solutions	807	5,662		151
Corporate Solutions and Other	548	915		110
Total	$1,958	$14,808		$466
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV      Reinsurance

As of December 31, 2019, 2018 and 2017 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864

2017
Life insurance in force	$144,675	$(32,608)	$831	$112,898
Premiums:
Life Insurance[1]	$2,109	$(125)	$9	$1,993
Accident and health insurance	238	(238)	-	-
Total	$2,347	$(363)	$9	$1,993
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V      Valuation and Qualifying Accounts

Years ended December 31, 2019, 2018 and 2017:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25

2017
Valuation allowances - mortgage loans	$26	$1	$(4)	$23
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statements of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2019.
Statements of Operations for the year ended December 31, 2019.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2019 and 2018.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company:
Independent Auditors’ Report.
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2019 and 2018.
Statutory Statements of Operations for the years ended December 31, 2019, 2018 and 2017.
Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2019, 2018 and 2017.
Statutory Statements of Cash Flow for the years ended December 31, 2019, 2018 and 2017.
Notes to Statutory Financial Statements.
B)	Exhibits
1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with the Registration Statement, (SEC File No. 002-75059) and hereby incorporated by reference
2)	Not Applicable
3)	Underwriting or Distribution of contracts between the Registrant and Principal Underwriter - Filed previously with the Registration Statement, (SEC File No. 002-75059) and hereby incorporated by reference
4)	The form of the variable annuity contract - Filed previously with the Registration Statement, (SEC File No. 002-75059) and hereby incorporated by reference
5)	Variable Annuity Application - Filed previously with the Registration Statement, (SEC File No. 002-75059) and hereby incorporated by reference
6)	Depositor’s Certificate of Incorporation and By-Laws.
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6a.htm
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6b.htm
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6c.htm
7)	Not Applicable
8)	Form of Participation Agreements –

The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/aimfpa99h1.htm
2)	Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
https://www.sec.gov/Archives/edgar/data/740269/000119090311000372/algeramericanpfa.htm
3)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/alliancebernsteinfpa.htm
4)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
https://www.sec.gov/Archives/edgar/data/843075/000119312513399825/d612202dex99826.htm
5)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/amcentfpa99h2.htm
6)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/americanfundsfpa.htm
7)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/blackrockfpa.htm
8)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119312517122065/d324999dex9926h.htm
9)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/delawarefpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/dreyfusfpa99h3.htm
11)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/eatonvancefpa.htm

12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fedfpa99h4.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidifpa99h5.htm
14)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiifpa99h6.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiiifpa99h7.htm
16)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/frankfpa99h8.htm
17)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/goldmansachsfpa.htm
18)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
https://www.sec.gov/Archives/edgar/data/1065753/000119090308000257/jpmorgan.htm
19)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/janusfpa99h9a.htm
20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/lazardfpa.htm
21)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/lordabbettfpa.htm
22)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm

https://www.sec.gov/Archives/edgar/data/843075/000119312513399825/d612202dex99827.htm
23)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
https://www.sec.gov/Archives/edgar/data/1755596/000119312519240641/d737458dex9924b24.htm
24)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12b.htm
25)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/neuberfpa99h13.htm
26)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
https://www.sec.gov/Archives/edgar/data/843075/000119090312000932/northernlightsfpa.htm
27)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/oppenfpa99h14.htm
28)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/pimcofpa.htm
29)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/putnamfpa.htm
30)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/roycefpa.htm
31)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
https://www.sec.gov/Archives/edgar/data/843075/000119090308000146/rydexfundpartagreement.htm
32)	Fund Participation Agreement with Schwab Annuity Portfolios, Charles Schwab Investment Management, Inc. and Charles Schwab & Co. Inc. dated September 30, 2003 with the registration statement under 333-105992, post-effective amendment number 10 filed on April 18, 2008 as document schwabfpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119090308000149/schwabfpa.htm
33)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm

https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/trowefpa99h15.htm
34)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/vaneckfpa.htm
35)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119090310001883/huntingtonfpa.htm
36)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/univfpa99h16.htm
37)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119090311000343/victoryfpa.htm
38)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/waddellreedfpa.htm
39)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/wellsfargofpa.htm
40)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12a.htm
41)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
https://www.sec.gov/Archives/edgar/data/843075/000119312516540962/d149778dex9924b31.htm
42)	Fund Participation Agreement with Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC, dated January 25, 2019, filed on February 7, 2019 with post effective amendment number 20 of registration statement (333-124048) under document "d699044dex99nnn.htm"
https://www.sec.gov/Archives/edgar/data/1005336/000119312519030616/d699044dex99nnn.htm
43)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119312519110239/d674921dex9926h32.htm
9)	Opinion of Counsel – Filed previously with the Registration Statement, (SEC File No. 2-75059) and hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

11)	Not Applicable
12)	Not Applicable
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Executive Vice President- - Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President	Harry H. Hallowell
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Enterprise Brand Marketing	Jennifer B. MacKenzie
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Nationwide Financial Network	Joseph D. Sprague
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 9, 2020, was 45,163 and 11,350 respectively.

Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B

b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 17, 2020.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 17, 2020.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Individual Products & Solutions and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact